UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-05742
Name of Fund:
BlackRock FundsSM
BlackRock Advantage International Fund
BlackRock Advantage Large Cap Growth Fund
BlackRock Advantage Small Cap Core Fund
BlackRock Commodity Strategies Fund
BlackRock Energy Opportunities Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock High Equity Income Fund
BlackRock Infrastructure Sustainable Opportunities Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock SMID-Cap Growth Equity Fund
BlackRock Technology Opportunities Fund
BlackRock U.S. Insights Long/Short Equity Fund
Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock FundsSM,
50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
05/31/2025
Date of reporting period:
11/30/2024
Item 1 — Reports to Stockholders
(a) The Reports to Shareholders are attached herewith

BlackRock Advantage International Fund
Institutional Shares | BROIX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock Advantage International Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$25	0.50%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	0.60%	14.41%	7.09%	6.00%
MSCI EAFE Index	(0.77)	11.88	5.89	5.07
Key Fund statistics
Net Assets	$2,293,754,305
Number of Portfolio Holdings	317
Portfolio Turnover Rate	56%
The Fund's returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Global Opportunities Portfolio.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Geographic allocation
Country	Percent of Net Assets
Japan	23.3%
United Kingdom	13.6%
Germany	10.1%
Switzerland	7.8%
France	7.7%
Australia	6.7%
United States	5.8%
Netherlands	3.7%
Denmark	2.7%
Italy	2.5%
Other#	12.2%
Short-Term Securities	2.8%
Other Assets Less Liabilities	1.1%
Ten largest holdings
Security(a)	Percent of Net Assets
SAP SE	2.5%
Novartis AG, Registered Shares	2.3%
Roche Holding AG, NVS	2.2%
Shell PLC	2.0%
Novo Nordisk A/S, Class B	1.9%
Deutsche Telekom AG, Registered Shares	1.7%
Sony Group Corp.	1.7%
Recruit Holdings Co. Ltd.	1.6%
BHP Group Ltd.	1.5%
ASML Holding NV	1.5%
(a)	Excludes short-term securities.
#	Ten largest countries are presented. Additional countries are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage International Fund
Institutional Shares | BROIX
Semi-Annual Shareholder Report — November 30, 2024
BROIX-11/24-SAR

BlackRock Advantage International Fund
Investor A Shares | BROAX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock Advantage International Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$38	0.75%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	0.46%	14.15%	6.83%	5.73%
Investor A Shares (with sales charge)	(4.82)	8.16	5.68	5.16
MSCI EAFE Index	(0.77)	11.88	5.89	5.07
Key Fund statistics
Net Assets	$2,293,754,305
Number of Portfolio Holdings	317
Portfolio Turnover Rate	56%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund's returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Global Opportunities Portfolio.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Geographic allocation
Country	Percent of Net Assets
Japan	23.3%
United Kingdom	13.6%
Germany	10.1%
Switzerland	7.8%
France	7.7%
Australia	6.7%
United States	5.8%
Netherlands	3.7%
Denmark	2.7%
Italy	2.5%
Other#	12.2%
Short-Term Securities	2.8%
Other Assets Less Liabilities	1.1%
Ten largest holdings
Security(a)	Percent of Net Assets
SAP SE	2.5%
Novartis AG, Registered Shares	2.3%
Roche Holding AG, NVS	2.2%
Shell PLC	2.0%
Novo Nordisk A/S, Class B	1.9%
Deutsche Telekom AG, Registered Shares	1.7%
Sony Group Corp.	1.7%
Recruit Holdings Co. Ltd.	1.6%
BHP Group Ltd.	1.5%
ASML Holding NV	1.5%
(a)	Excludes short-term securities.
#	Ten largest countries are presented. Additional countries are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage International Fund
Investor A Shares | BROAX
Semi-Annual Shareholder Report — November 30, 2024
BROAX-11/24-SAR

BlackRock Advantage International Fund
Investor C Shares | BROCX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock Advantage International Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$75	1.50%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	0.08%	13.23%	6.02%	5.09%
Investor C Shares (with sales charge)	(0.91)	12.23	6.02	5.09
MSCI EAFE Index	(0.77)	11.88	5.89	5.07
Key Fund statistics
Net Assets	$2,293,754,305
Number of Portfolio Holdings	317
Portfolio Turnover Rate	56%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
The Fund's returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Global Opportunities Portfolio.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Geographic allocation
Country	Percent of Net Assets
Japan	23.3%
United Kingdom	13.6%
Germany	10.1%
Switzerland	7.8%
France	7.7%
Australia	6.7%
United States	5.8%
Netherlands	3.7%
Denmark	2.7%
Italy	2.5%
Other#	12.2%
Short-Term Securities	2.8%
Other Assets Less Liabilities	1.1%
Ten largest holdings
Security(a)	Percent of Net Assets
SAP SE	2.5%
Novartis AG, Registered Shares	2.3%
Roche Holding AG, NVS	2.2%
Shell PLC	2.0%
Novo Nordisk A/S, Class B	1.9%
Deutsche Telekom AG, Registered Shares	1.7%
Sony Group Corp.	1.7%
Recruit Holdings Co. Ltd.	1.6%
BHP Group Ltd.	1.5%
ASML Holding NV	1.5%
(a)	Excludes short-term securities.
#	Ten largest countries are presented. Additional countries are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage International Fund
Investor C Shares | BROCX
Semi-Annual Shareholder Report — November 30, 2024
BROCX-11/24-SAR

BlackRock Advantage International Fund
Class K Shares | BROKX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock Advantage International Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$23	0.45%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	0.62%	14.46%	7.13%	6.04%
MSCI EAFE Index	(0.77)	11.88	5.89	5.07
Key Fund statistics
Net Assets	$2,293,754,305
Number of Portfolio Holdings	317
Portfolio Turnover Rate	56%
The Fund's returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Global Opportunities Portfolio.
Performance shown prior to the Class K Shares inception date of January 25, 2018 is that of Institutional Shares. The performance of the Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Geographic allocation
Country	Percent of Net Assets
Japan	23.3%
United Kingdom	13.6%
Germany	10.1%
Switzerland	7.8%
France	7.7%
Australia	6.7%
United States	5.8%
Netherlands	3.7%
Denmark	2.7%
Italy	2.5%
Other#	12.2%
Short-Term Securities	2.8%
Other Assets Less Liabilities	1.1%
Ten largest holdings
Security(a)	Percent of Net Assets
SAP SE	2.5%
Novartis AG, Registered Shares	2.3%
Roche Holding AG, NVS	2.2%
Shell PLC	2.0%
Novo Nordisk A/S, Class B	1.9%
Deutsche Telekom AG, Registered Shares	1.7%
Sony Group Corp.	1.7%
Recruit Holdings Co. Ltd.	1.6%
BHP Group Ltd.	1.5%
ASML Holding NV	1.5%
(a)	Excludes short-term securities.
#	Ten largest countries are presented. Additional countries are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage International Fund
Class K Shares | BROKX
Semi-Annual Shareholder Report — November 30, 2024
BROKX-11/24-SAR

BlackRock Advantage International Fund
Class R Shares | BGORX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock Advantage International Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$50	1.00%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class R Shares	0.37%	13.86%	6.55%	5.43%
MSCI EAFE Index	(0.77)	11.88	5.89	5.07
Key Fund statistics
Net Assets	$2,293,754,305
Number of Portfolio Holdings	317
Portfolio Turnover Rate	56%
Average annual total returns reflect reductions for distribution and service fees.
The Fund's returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Global Opportunities Portfolio.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Geographic allocation
Country	Percent of Net Assets
Japan	23.3%
United Kingdom	13.6%
Germany	10.1%
Switzerland	7.8%
France	7.7%
Australia	6.7%
United States	5.8%
Netherlands	3.7%
Denmark	2.7%
Italy	2.5%
Other#	12.2%
Short-Term Securities	2.8%
Other Assets Less Liabilities	1.1%
Ten largest holdings
Security(a)	Percent of Net Assets
SAP SE	2.5%
Novartis AG, Registered Shares	2.3%
Roche Holding AG, NVS	2.2%
Shell PLC	2.0%
Novo Nordisk A/S, Class B	1.9%
Deutsche Telekom AG, Registered Shares	1.7%
Sony Group Corp.	1.7%
Recruit Holdings Co. Ltd.	1.6%
BHP Group Ltd.	1.5%
ASML Holding NV	1.5%
(a)	Excludes short-term securities.
#	Ten largest countries are presented. Additional countries are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage International Fund
Class R Shares | BGORX
Semi-Annual Shareholder Report — November 30, 2024
BGORX-11/24-SAR

BlackRock Advantage Large Cap Growth Fund
Institutional Shares | CMVIX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Growth Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$34	0.62%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	17.30%	38.10%	17.73%	14.86%
Russell 1000® Index	15.83	34.40	15.58	13.16
Russell 1000® Growth Index	16.90	38.04	19.46	16.55
Key Fund statistics
Net Assets	$1,393,467,152
Number of Portfolio Holdings	124
Portfolio Turnover Rate	79%
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund's returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Flexible Equity Fund.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	47.8%
Consumer Discretionary	13.4%
Communication Services	12.2%
Financials	7.6%
Health Care	7.4%
Industrials	7.1%
Consumer Staples	3.3%
Real Estate	0.3%
Short-Term Securities	0.9%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	10.3%
Apple Inc.	8.4%
Microsoft Corp.	5.8%
Amazon.com, Inc.	5.0%
Meta Platforms, Inc., Class A	4.9%
Tesla, Inc.	3.1%
Alphabet, Inc., Class C, NVS	2.8%
Broadcom, Inc.	2.7%
Eli Lilly & Co.	2.7%
Costco Wholesale Corp.	2.5%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Large Cap Growth Fund
Institutional Shares | CMVIX
Semi-Annual Shareholder Report — November 30, 2024
CMVIX-11/24-SAR

BlackRock Advantage Large Cap Growth Fund
Investor A Shares | BMCAX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Growth Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$47	0.87%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	17.16%	37.74%	17.42%	14.55%
Investor A Shares (with sales charge)	11.01	30.51	16.16	13.94
Russell 1000® Index	15.83	34.40	15.58	13.16
Russell 1000® Growth Index	16.90	38.04	19.46	16.55
Key Fund statistics
Net Assets	$1,393,467,152
Number of Portfolio Holdings	124
Portfolio Turnover Rate	79%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund's returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Flexible Equity Fund.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	47.8%
Consumer Discretionary	13.4%
Communication Services	12.2%
Financials	7.6%
Health Care	7.4%
Industrials	7.1%
Consumer Staples	3.3%
Real Estate	0.3%
Short-Term Securities	0.9%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	10.3%
Apple Inc.	8.4%
Microsoft Corp.	5.8%
Amazon.com, Inc.	5.0%
Meta Platforms, Inc., Class A	4.9%
Tesla, Inc.	3.1%
Alphabet, Inc., Class C, NVS	2.8%
Broadcom, Inc.	2.7%
Eli Lilly & Co.	2.7%
Costco Wholesale Corp.	2.5%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Large Cap Growth Fund
Investor A Shares | BMCAX
Semi-Annual Shareholder Report — November 30, 2024
BMCAX-11/24-SAR

BlackRock Advantage Large Cap Growth Fund
Investor C Shares | BMCCX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Growth Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$88	1.62%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	16.70%	36.67%	16.54%	13.85%
Investor C Shares (with sales charge)	15.70	35.67	16.54	13.85
Russell 1000® Index	15.83	34.40	15.58	13.16
Russell 1000® Growth Index	16.90	38.04	19.46	16.55
Key Fund statistics
Net Assets	$1,393,467,152
Number of Portfolio Holdings	124
Portfolio Turnover Rate	79%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund's returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Flexible Equity Fund.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	47.8%
Consumer Discretionary	13.4%
Communication Services	12.2%
Financials	7.6%
Health Care	7.4%
Industrials	7.1%
Consumer Staples	3.3%
Real Estate	0.3%
Short-Term Securities	0.9%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	10.3%
Apple Inc.	8.4%
Microsoft Corp.	5.8%
Amazon.com, Inc.	5.0%
Meta Platforms, Inc., Class A	4.9%
Tesla, Inc.	3.1%
Alphabet, Inc., Class C, NVS	2.8%
Broadcom, Inc.	2.7%
Eli Lilly & Co.	2.7%
Costco Wholesale Corp.	2.5%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Large Cap Growth Fund
Investor C Shares | BMCCX
Semi-Annual Shareholder Report — November 30, 2024
BMCCX-11/24-SAR

BlackRock Advantage Large Cap Growth Fund
Class K Shares | BMCKX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Growth Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$31	0.57%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	17.32%	38.10%	17.77%	14.79%
Russell 1000® Index	15.83	34.40	15.58	13.16
Russell 1000® Growth Index	16.90	38.04	19.46	16.55
Key Fund statistics
Net Assets	$1,393,467,152
Number of Portfolio Holdings	124
Portfolio Turnover Rate	79%
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund's returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Flexible Equity Fund.
Performance shown prior to the Class K Shares inception date of January 25, 2018 is that of Investor A Shares. The performance of the Class K Shares would be substantially similar to Investor A Shares because Class K Shares and Investor A Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Investor A Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Investor A Shares because Class K Shares have lower expenses than the Investor A Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	47.8%
Consumer Discretionary	13.4%
Communication Services	12.2%
Financials	7.6%
Health Care	7.4%
Industrials	7.1%
Consumer Staples	3.3%
Real Estate	0.3%
Short-Term Securities	0.9%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	10.3%
Apple Inc.	8.4%
Microsoft Corp.	5.8%
Amazon.com, Inc.	5.0%
Meta Platforms, Inc., Class A	4.9%
Tesla, Inc.	3.1%
Alphabet, Inc., Class C, NVS	2.8%
Broadcom, Inc.	2.7%
Eli Lilly & Co.	2.7%
Costco Wholesale Corp.	2.5%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Large Cap Growth Fund
Class K Shares | BMCKX
Semi-Annual Shareholder Report — November 30, 2024
BMCKX-11/24-SAR

BlackRock Advantage Large Cap Growth Fund
Class R Shares | BMCRX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Growth Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$61	1.12%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class R Shares	17.00%	37.42%	17.14%	14.24%
Russell 1000® Index	15.83	34.40	15.58	13.16
Russell 1000® Growth Index	16.90	38.04	19.46	16.55
Key Fund statistics
Net Assets	$1,393,467,152
Number of Portfolio Holdings	124
Portfolio Turnover Rate	79%
Average annual total returns reflect reductions for distribution and service fees.
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund's returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Flexible Equity Fund.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	47.8%
Consumer Discretionary	13.4%
Communication Services	12.2%
Financials	7.6%
Health Care	7.4%
Industrials	7.1%
Consumer Staples	3.3%
Real Estate	0.3%
Short-Term Securities	0.9%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	10.3%
Apple Inc.	8.4%
Microsoft Corp.	5.8%
Amazon.com, Inc.	5.0%
Meta Platforms, Inc., Class A	4.9%
Tesla, Inc.	3.1%
Alphabet, Inc., Class C, NVS	2.8%
Broadcom, Inc.	2.7%
Eli Lilly & Co.	2.7%
Costco Wholesale Corp.	2.5%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Large Cap Growth Fund
Class R Shares | BMCRX
Semi-Annual Shareholder Report — November 30, 2024
BMCRX-11/24-SAR

BlackRock Advantage Small Cap Core Fund
Institutional Shares | BDSIX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock Advantage Small Cap Core Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$27	0.50%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	15.67%	36.10%	9.76%	9.93%
Russell 3000® Index	15.95	34.49	15.23	12.89
Russell 2000® Index	18.40	36.43	9.90	9.05
Key Fund statistics
Net Assets	$4,470,664,678
Number of Portfolio Holdings	807
Portfolio Turnover Rate	44%
The Fund has added the Russell 3000® Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	18.5%
Industrials	18.0%
Health Care	17.3%
Information Technology	13.5%
Consumer Discretionary	10.7%
Real Estate	5.7%
Energy	4.4%
Materials	3.7%
Communication Services	3.3%
Consumer Staples	2.0%
Utilities	2.0%
Short-Term Securities	3.3%
Liabilities in Excess of Other Assets	(2.4)%
Ten largest holdings
Security(b)	Percent of Net Assets
ExlService Holdings, Inc.	1.0%
ACI Worldwide, Inc.	1.0%
Boise Cascade Co.	0.8%
Kite Realty Group Trust	0.8%
First Industrial Realty Trust, Inc.	0.8%
Sprouts Farmers Market, Inc.	0.8%
Flowserve Corp.	0.7%
FTAI Aviation Ltd.	0.7%
Comfort Systems U.S.A., Inc.	0.6%
Enova International, Inc.	0.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Small Cap Core Fund
Institutional Shares | BDSIX
Semi-Annual Shareholder Report — November 30, 2024
BDSIX-11/24-SAR

BlackRock Advantage Small Cap Core Fund
Investor A Shares | BDSAX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock Advantage Small Cap Core Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$41	0.75%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	15.49%	35.78%	9.48%	9.65%
Investor A Shares (with sales charge)	9.43	28.65	8.31	9.06
Russell 3000® Index	15.95	34.49	15.23	12.89
Russell 2000® Index	18.40	36.43	9.90	9.05
Key Fund statistics
Net Assets	$4,470,664,678
Number of Portfolio Holdings	807
Portfolio Turnover Rate	44%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund has added the Russell 3000® Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	18.5%
Industrials	18.0%
Health Care	17.3%
Information Technology	13.5%
Consumer Discretionary	10.7%
Real Estate	5.7%
Energy	4.4%
Materials	3.7%
Communication Services	3.3%
Consumer Staples	2.0%
Utilities	2.0%
Short-Term Securities	3.3%
Liabilities in Excess of Other Assets	(2.4)%
Ten largest holdings
Security(b)	Percent of Net Assets
ExlService Holdings, Inc.	1.0%
ACI Worldwide, Inc.	1.0%
Boise Cascade Co.	0.8%
Kite Realty Group Trust	0.8%
First Industrial Realty Trust, Inc.	0.8%
Sprouts Farmers Market, Inc.	0.8%
Flowserve Corp.	0.7%
FTAI Aviation Ltd.	0.7%
Comfort Systems U.S.A., Inc.	0.6%
Enova International, Inc.	0.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Small Cap Core Fund
Investor A Shares | BDSAX
Semi-Annual Shareholder Report — November 30, 2024
BDSAX-11/24-SAR

BlackRock Advantage Small Cap Core Fund
Investor C Shares | BDSCX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock Advantage Small Cap Core Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$81	1.50%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	15.02%	34.72%	8.66%	8.98%
Investor C Shares (with sales charge)	14.02	33.72	8.66	8.98
Russell 3000® Index	15.95	34.49	15.23	12.89
Russell 2000® Index	18.40	36.43	9.90	9.05
Key Fund statistics
Net Assets	$4,470,664,678
Number of Portfolio Holdings	807
Portfolio Turnover Rate	44%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
The Fund has added the Russell 3000® Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	18.5%
Industrials	18.0%
Health Care	17.3%
Information Technology	13.5%
Consumer Discretionary	10.7%
Real Estate	5.7%
Energy	4.4%
Materials	3.7%
Communication Services	3.3%
Consumer Staples	2.0%
Utilities	2.0%
Short-Term Securities	3.3%
Liabilities in Excess of Other Assets	(2.4)%
Ten largest holdings
Security(b)	Percent of Net Assets
ExlService Holdings, Inc.	1.0%
ACI Worldwide, Inc.	1.0%
Boise Cascade Co.	0.8%
Kite Realty Group Trust	0.8%
First Industrial Realty Trust, Inc.	0.8%
Sprouts Farmers Market, Inc.	0.8%
Flowserve Corp.	0.7%
FTAI Aviation Ltd.	0.7%
Comfort Systems U.S.A., Inc.	0.6%
Enova International, Inc.	0.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Small Cap Core Fund
Investor C Shares | BDSCX
Semi-Annual Shareholder Report — November 30, 2024
BDSCX-11/24-SAR

BlackRock Advantage Small Cap Core Fund
Class K Shares | BDSKX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock Advantage Small Cap Core Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$24	0.45%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	15.67%	36.21%	9.81%	9.97%
Russell 3000® Index	15.95	34.49	15.23	12.89
Russell 2000® Index	18.40	36.43	9.90	9.05
Key Fund statistics
Net Assets	$4,470,664,678
Number of Portfolio Holdings	807
Portfolio Turnover Rate	44%
The Fund has added the Russell 3000® Index in response to new regulatory requirements.
Performance shown prior to the Class K Shares inception date of March 28, 2016 is that of Institutional Shares. The performance of the Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	18.5%
Industrials	18.0%
Health Care	17.3%
Information Technology	13.5%
Consumer Discretionary	10.7%
Real Estate	5.7%
Energy	4.4%
Materials	3.7%
Communication Services	3.3%
Consumer Staples	2.0%
Utilities	2.0%
Short-Term Securities	3.3%
Liabilities in Excess of Other Assets	(2.4)%
Ten largest holdings
Security(b)	Percent of Net Assets
ExlService Holdings, Inc.	1.0%
ACI Worldwide, Inc.	1.0%
Boise Cascade Co.	0.8%
Kite Realty Group Trust	0.8%
First Industrial Realty Trust, Inc.	0.8%
Sprouts Farmers Market, Inc.	0.8%
Flowserve Corp.	0.7%
FTAI Aviation Ltd.	0.7%
Comfort Systems U.S.A., Inc.	0.6%
Enova International, Inc.	0.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Small Cap Core Fund
Class K Shares | BDSKX
Semi-Annual Shareholder Report — November 30, 2024
BDSKX-11/24-SAR

BlackRock Commodity Strategies Fund
Institutional Shares | BICSX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock Commodity Strategies Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$36	0.72%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	0.32%	7.33%	9.79%	3.31%
MSCI All Country World Index	10.53	26.12	11.36	9.28
Bloomberg Commodity Index Total ReturnSM	(2.31)	1.51	7.60	0.38
Key Fund statistics
Net Assets	$633,298,869
Number of Portfolio Holdings	196
Portfolio Turnover Rate	37%
The Fund has added the MSCI All Country World Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Materials	24.7%
Energy	14.5%
Consumer Staples	3.4%
Industrials	3.1%
Health Care	1.6%
Consumer Discretionary	1.4%
Short-Term Securities	51.3%
Ten largest holdings
Security(b)	Percent of Net Assets
Exxon Mobil Corp.	2.9%
Agnico Eagle Mines Ltd.	1.5%
Shell PLC	1.5%
Wheaton Precious Metals Corp.	1.2%
Kinross Gold Corp.	1.1%
Barrick Gold Corp.	1.0%
TotalEnergies SE	0.9%
Compass Group PLC	0.9%
Rio Tinto PLC	0.9%
Graphic Packaging Holding Co.	0.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Commodity Strategies Fund
Institutional Shares | BICSX
Semi-Annual Shareholder Report — November 30, 2024
BICSX-11/24-SAR

BlackRock Commodity Strategies Fund
Investor A Shares | BCSAX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock Commodity Strategies Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$49	0.97%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	0.10%	7.00%	9.50%	3.06%
Investor A Shares (with sales charge)	(5.15)	1.38	8.33	2.51
MSCI All Country World Index	10.53	26.12	11.36	9.28
Bloomberg Commodity Index Total ReturnSM	(2.31)	1.51	7.60	0.38
Key Fund statistics
Net Assets	$633,298,869
Number of Portfolio Holdings	196
Portfolio Turnover Rate	37%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund has added the MSCI All Country World Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Materials	24.7%
Energy	14.5%
Consumer Staples	3.4%
Industrials	3.1%
Health Care	1.6%
Consumer Discretionary	1.4%
Short-Term Securities	51.3%
Ten largest holdings
Security(b)	Percent of Net Assets
Exxon Mobil Corp.	2.9%
Agnico Eagle Mines Ltd.	1.5%
Shell PLC	1.5%
Wheaton Precious Metals Corp.	1.2%
Kinross Gold Corp.	1.1%
Barrick Gold Corp.	1.0%
TotalEnergies SE	0.9%
Compass Group PLC	0.9%
Rio Tinto PLC	0.9%
Graphic Packaging Holding Co.	0.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Commodity Strategies Fund
Investor A Shares | BCSAX
Semi-Annual Shareholder Report — November 30, 2024
BCSAX-11/24-SAR

BlackRock Commodity Strategies Fund
Investor C Shares | BCSCX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock Commodity Strategies Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$86	1.72%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	(0.23)%	6.31%	8.68%	2.44%
Investor C Shares (with sales charge)	(1.21)	5.31	8.68	2.44
MSCI All Country World Index	10.53	26.12	11.36	9.28
Bloomberg Commodity Index Total ReturnSM	(2.31)	1.51	7.60	0.38
Key Fund statistics
Net Assets	$633,298,869
Number of Portfolio Holdings	196
Portfolio Turnover Rate	37%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
The Fund has added the MSCI All Country World Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Materials	24.7%
Energy	14.5%
Consumer Staples	3.4%
Industrials	3.1%
Health Care	1.6%
Consumer Discretionary	1.4%
Short-Term Securities	51.3%
Ten largest holdings
Security(b)	Percent of Net Assets
Exxon Mobil Corp.	2.9%
Agnico Eagle Mines Ltd.	1.5%
Shell PLC	1.5%
Wheaton Precious Metals Corp.	1.2%
Kinross Gold Corp.	1.1%
Barrick Gold Corp.	1.0%
TotalEnergies SE	0.9%
Compass Group PLC	0.9%
Rio Tinto PLC	0.9%
Graphic Packaging Holding Co.	0.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Commodity Strategies Fund
Investor C Shares | BCSCX
Semi-Annual Shareholder Report — November 30, 2024
BCSCX-11/24-SAR

BlackRock Commodity Strategies Fund
Class K Shares | BCSKX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock Commodity Strategies Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$34	0.67%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	0.23%	7.39%	9.81%	3.35%
MSCI All Country World Index	10.53	26.12	11.36	9.28
Bloomberg Commodity Index Total ReturnSM	(2.31)	1.51	7.60	0.38
Key Fund statistics
Net Assets	$633,298,869
Number of Portfolio Holdings	196
Portfolio Turnover Rate	37%
The Fund has added the MSCI All Country World Index in response to new regulatory requirements.
Performance shown prior to the Class K Shares inception date of January 25, 2018 is that of Institutional Shares. The performance of the Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Materials	24.7%
Energy	14.5%
Consumer Staples	3.4%
Industrials	3.1%
Health Care	1.6%
Consumer Discretionary	1.4%
Short-Term Securities	51.3%
Ten largest holdings
Security(b)	Percent of Net Assets
Exxon Mobil Corp.	2.9%
Agnico Eagle Mines Ltd.	1.5%
Shell PLC	1.5%
Wheaton Precious Metals Corp.	1.2%
Kinross Gold Corp.	1.1%
Barrick Gold Corp.	1.0%
TotalEnergies SE	0.9%
Compass Group PLC	0.9%
Rio Tinto PLC	0.9%
Graphic Packaging Holding Co.	0.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Commodity Strategies Fund
Class K Shares | BCSKX
Semi-Annual Shareholder Report — November 30, 2024
BCSKX-11/24-SAR

BlackRock Energy Opportunities Fund
Institutional Shares | BACIX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock Energy Opportunities Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$46	0.91%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	0.51%	11.01%	12.20%	3.42%
MSCI All Country World Index	10.53	26.12	11.36	9.28
MSCI World Energy Index	0.72	11.17	10.99	4.29
Key Fund statistics
Net Assets	$324,881,370
Number of Portfolio Holdings	30
Portfolio Turnover Rate	23%
The Fund has added the MSCI All Country World Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Industry allocation
Industry(a)	Percent of Net Assets
Oil, Gas & Consumable Fuels	90.9%
Energy Equipment & Services	6.7%
Short-Term Securities	2.2%
Other Assets Less Liabilities	0.2%
Ten largest holdings
Security(b)	Percent of Net Assets
Exxon Mobil Corp.	20.0%
Shell PLC	9.9%
TotalEnergies SE	6.4%
ConocoPhillips	5.4%
Williams Cos., Inc. (The)	4.8%
Targa Resources Corp.	4.5%
EOG Resources, Inc.	4.0%
Cheniere Energy, Inc.	3.9%
Chevron Corp.	3.8%
Canadian Natural Resources Ltd.	3.5%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Energy Opportunities Fund
Institutional Shares | BACIX
Semi-Annual Shareholder Report — November 30, 2024
BACIX-11/24-SAR

BlackRock Energy Opportunities Fund
Investor A Shares | BACAX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock Energy Opportunities Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$65	1.29%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	0.35%	10.67%	11.74%	3.00%
Investor A Shares (with sales charge)	(4.92)	4.86	10.54	2.44
MSCI All Country World Index	10.53	26.12	11.36	9.28
MSCI World Energy Index	0.72	11.17	10.99	4.29
Key Fund statistics
Net Assets	$324,881,370
Number of Portfolio Holdings	30
Portfolio Turnover Rate	23%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund has added the MSCI All Country World Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Industry allocation
Industry(a)	Percent of Net Assets
Oil, Gas & Consumable Fuels	90.9%
Energy Equipment & Services	6.7%
Short-Term Securities	2.2%
Other Assets Less Liabilities	0.2%
Ten largest holdings
Security(b)	Percent of Net Assets
Exxon Mobil Corp.	20.0%
Shell PLC	9.9%
TotalEnergies SE	6.4%
ConocoPhillips	5.4%
Williams Cos., Inc. (The)	4.8%
Targa Resources Corp.	4.5%
EOG Resources, Inc.	4.0%
Cheniere Energy, Inc.	3.9%
Chevron Corp.	3.8%
Canadian Natural Resources Ltd.	3.5%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Energy Opportunities Fund
Investor A Shares | BACAX
Semi-Annual Shareholder Report — November 30, 2024
BACAX-11/24-SAR

BlackRock Energy Opportunities Fund
Investor C Shares | BACCX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock Energy Opportunities Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$100	2.00%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	(0.08)%	9.86%	10.93%	2.40%
Investor C Shares (with sales charge)	(1.08)	8.86	10.93	2.40
MSCI All Country World Index	10.53	26.12	11.36	9.28
MSCI World Energy Index	0.72	11.17	10.99	4.29
Key Fund statistics
Net Assets	$324,881,370
Number of Portfolio Holdings	30
Portfolio Turnover Rate	23%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
The Fund has added the MSCI All Country World Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Industry allocation
Industry(a)	Percent of Net Assets
Oil, Gas & Consumable Fuels	90.9%
Energy Equipment & Services	6.7%
Short-Term Securities	2.2%
Other Assets Less Liabilities	0.2%
Ten largest holdings
Security(b)	Percent of Net Assets
Exxon Mobil Corp.	20.0%
Shell PLC	9.9%
TotalEnergies SE	6.4%
ConocoPhillips	5.4%
Williams Cos., Inc. (The)	4.8%
Targa Resources Corp.	4.5%
EOG Resources, Inc.	4.0%
Cheniere Energy, Inc.	3.9%
Chevron Corp.	3.8%
Canadian Natural Resources Ltd.	3.5%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Energy Opportunities Fund
Investor C Shares | BACCX
Semi-Annual Shareholder Report — November 30, 2024
BACCX-11/24-SAR

BlackRock Health Sciences Opportunities Portfolio
Institutional Shares | SHSSX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock Health Sciences Opportunities Portfolio (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$42	0.83%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	3.83%	15.94%	8.58%	9.97%
Russell 3000® Index	15.95	34.49	15.23	12.89
Russell 3000® Health Care Index	4.73	16.21	9.28	9.43
Key Fund statistics
Net Assets	$8,020,693,616
Number of Portfolio Holdings	140
Portfolio Turnover Rate	16%
The Fund has added the Russell 3000® Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Industry allocation
Industry(a)	Percent of Net Assets
Health Care Equipment & Supplies	27.7%
Biotechnology	26.6%
Pharmaceuticals	17.8%
Health Care Providers & Services	17.5%
Life Sciences Tools & Services	8.9%
Financial Services	0.1%
Software	0.1%
Short-Term Securities	2.5%
Liabilities in Excess of Other Assets	(1.2)%
Ten largest holdings
Security(b)	Percent of Net Assets
UnitedHealth Group, Inc.	9.0%
Eli Lilly & Co.	8.8%
Boston Scientific Corp.	6.9%
Intuitive Surgical, Inc.	4.9%
AbbVie, Inc.	4.3%
Abbott Laboratories	3.8%
Stryker Corp.	3.3%
Danaher Corp.	3.2%
Thermo Fisher Scientific, Inc.	2.8%
Amgen, Inc.	2.5%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Health Sciences Opportunities Portfolio
Institutional Shares | SHSSX
Semi-Annual Shareholder Report — November 30, 2024
SHSSX-11/24-SAR

BlackRock Health Sciences Opportunities Portfolio
Service Shares | SHISX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock Health Sciences Opportunities Portfolio (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$59	1.15%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Service Shares	3.66%	15.58%	8.25%	9.64%
Russell 3000® Index	15.95	34.49	15.23	12.89
Russell 3000® Health Care Index	4.73	16.21	9.28	9.43
Key Fund statistics
Net Assets	$8,020,693,616
Number of Portfolio Holdings	140
Portfolio Turnover Rate	16%
Average annual total returns reflect reductions for service fees.
The Fund has added the Russell 3000® Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Industry allocation
Industry(a)	Percent of Net Assets
Health Care Equipment & Supplies	27.7%
Biotechnology	26.6%
Pharmaceuticals	17.8%
Health Care Providers & Services	17.5%
Life Sciences Tools & Services	8.9%
Financial Services	0.1%
Software	0.1%
Short-Term Securities	2.5%
Liabilities in Excess of Other Assets	(1.2)%
Ten largest holdings
Security(b)	Percent of Net Assets
UnitedHealth Group, Inc.	9.0%
Eli Lilly & Co.	8.8%
Boston Scientific Corp.	6.9%
Intuitive Surgical, Inc.	4.9%
AbbVie, Inc.	4.3%
Abbott Laboratories	3.8%
Stryker Corp.	3.3%
Danaher Corp.	3.2%
Thermo Fisher Scientific, Inc.	2.8%
Amgen, Inc.	2.5%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Health Sciences Opportunities Portfolio
Service Shares | SHISX
Semi-Annual Shareholder Report — November 30, 2024
SHISX-11/24-SAR

BlackRock Health Sciences Opportunities Portfolio
Investor A Shares | SHSAX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock Health Sciences Opportunities Portfolio (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$55	1.08%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	3.69%	15.64%	8.30%	9.67%
Investor A Shares (with sales charge)	(1.75)	9.56	7.14	9.09
Russell 3000® Index	15.95	34.49	15.23	12.89
Russell 3000® Health Care Index	4.73	16.21	9.28	9.43
Key Fund statistics
Net Assets	$8,020,693,616
Number of Portfolio Holdings	140
Portfolio Turnover Rate	16%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund has added the Russell 3000® Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Industry allocation
Industry(a)	Percent of Net Assets
Health Care Equipment & Supplies	27.7%
Biotechnology	26.6%
Pharmaceuticals	17.8%
Health Care Providers & Services	17.5%
Life Sciences Tools & Services	8.9%
Financial Services	0.1%
Software	0.1%
Short-Term Securities	2.5%
Liabilities in Excess of Other Assets	(1.2)%
Ten largest holdings
Security(b)	Percent of Net Assets
UnitedHealth Group, Inc.	9.0%
Eli Lilly & Co.	8.8%
Boston Scientific Corp.	6.9%
Intuitive Surgical, Inc.	4.9%
AbbVie, Inc.	4.3%
Abbott Laboratories	3.8%
Stryker Corp.	3.3%
Danaher Corp.	3.2%
Thermo Fisher Scientific, Inc.	2.8%
Amgen, Inc.	2.5%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Health Sciences Opportunities Portfolio
Investor A Shares | SHSAX
Semi-Annual Shareholder Report — November 30, 2024
SHSAX-11/24-SAR

BlackRock Health Sciences Opportunities Portfolio
Investor C Shares | SHSCX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock Health Sciences Opportunities Portfolio (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$94	1.84%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	3.32%	14.77%	7.50%	9.03%
Investor C Shares (with sales charge)	2.33	13.77	7.50	9.03
Russell 3000® Index	15.95	34.49	15.23	12.89
Russell 3000® Health Care Index	4.73	16.21	9.28	9.43
Key Fund statistics
Net Assets	$8,020,693,616
Number of Portfolio Holdings	140
Portfolio Turnover Rate	16%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
The Fund has added the Russell 3000® Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Industry allocation
Industry(a)	Percent of Net Assets
Health Care Equipment & Supplies	27.7%
Biotechnology	26.6%
Pharmaceuticals	17.8%
Health Care Providers & Services	17.5%
Life Sciences Tools & Services	8.9%
Financial Services	0.1%
Software	0.1%
Short-Term Securities	2.5%
Liabilities in Excess of Other Assets	(1.2)%
Ten largest holdings
Security(b)	Percent of Net Assets
UnitedHealth Group, Inc.	9.0%
Eli Lilly & Co.	8.8%
Boston Scientific Corp.	6.9%
Intuitive Surgical, Inc.	4.9%
AbbVie, Inc.	4.3%
Abbott Laboratories	3.8%
Stryker Corp.	3.3%
Danaher Corp.	3.2%
Thermo Fisher Scientific, Inc.	2.8%
Amgen, Inc.	2.5%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Health Sciences Opportunities Portfolio
Investor C Shares | SHSCX
Semi-Annual Shareholder Report — November 30, 2024
SHSCX-11/24-SAR

BlackRock Health Sciences Opportunities Portfolio
Class K Shares | SHSKX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock Health Sciences Opportunities Portfolio (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$38	0.74%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	3.87%	16.05%	8.69%	10.01%
Russell 3000® Index	15.95	34.49	15.23	12.89
Russell 3000® Health Care Index	4.73	16.21	9.28	9.43
Key Fund statistics
Net Assets	$8,020,693,616
Number of Portfolio Holdings	140
Portfolio Turnover Rate	16%
The Fund has added the Russell 3000® Index in response to new regulatory requirements.
Performance shown prior to the Class K Shares inception date of June 8, 2016 is that of Investor A Shares. The performance of the Class K Shares would be substantially similar to Investor A Shares because Class K Shares and Investor A Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Investor A Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Investor A Shares because Class K Shares have lower expenses than the Investor A Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Industry allocation
Industry(a)	Percent of Net Assets
Health Care Equipment & Supplies	27.7%
Biotechnology	26.6%
Pharmaceuticals	17.8%
Health Care Providers & Services	17.5%
Life Sciences Tools & Services	8.9%
Financial Services	0.1%
Software	0.1%
Short-Term Securities	2.5%
Liabilities in Excess of Other Assets	(1.2)%
Ten largest holdings
Security(b)	Percent of Net Assets
UnitedHealth Group, Inc.	9.0%
Eli Lilly & Co.	8.8%
Boston Scientific Corp.	6.9%
Intuitive Surgical, Inc.	4.9%
AbbVie, Inc.	4.3%
Abbott Laboratories	3.8%
Stryker Corp.	3.3%
Danaher Corp.	3.2%
Thermo Fisher Scientific, Inc.	2.8%
Amgen, Inc.	2.5%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Health Sciences Opportunities Portfolio
Class K Shares | SHSKX
Semi-Annual Shareholder Report — November 30, 2024
SHSKX-11/24-SAR

BlackRock Health Sciences Opportunities Portfolio
Class R Shares | BHSRX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock Health Sciences Opportunities Portfolio (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$73	1.44%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class R Shares	3.50%	15.23%	7.92%	9.30%
Russell 3000® Index	15.95	34.49	15.23	12.89
Russell 3000® Health Care Index	4.73	16.21	9.28	9.43
Key Fund statistics
Net Assets	$8,020,693,616
Number of Portfolio Holdings	140
Portfolio Turnover Rate	16%
Average annual total returns reflect reductions for distribution and service fees.
The Fund has added the Russell 3000® Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Industry allocation
Industry(a)	Percent of Net Assets
Health Care Equipment & Supplies	27.7%
Biotechnology	26.6%
Pharmaceuticals	17.8%
Health Care Providers & Services	17.5%
Life Sciences Tools & Services	8.9%
Financial Services	0.1%
Software	0.1%
Short-Term Securities	2.5%
Liabilities in Excess of Other Assets	(1.2)%
Ten largest holdings
Security(b)	Percent of Net Assets
UnitedHealth Group, Inc.	9.0%
Eli Lilly & Co.	8.8%
Boston Scientific Corp.	6.9%
Intuitive Surgical, Inc.	4.9%
AbbVie, Inc.	4.3%
Abbott Laboratories	3.8%
Stryker Corp.	3.3%
Danaher Corp.	3.2%
Thermo Fisher Scientific, Inc.	2.8%
Amgen, Inc.	2.5%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Health Sciences Opportunities Portfolio
Class R Shares | BHSRX
Semi-Annual Shareholder Report — November 30, 2024
BHSRX-11/24-SAR

BlackRock High Equity Income Fund
Institutional Shares | BMCIX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock High Equity Income Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$44	0.85%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	6.42%	18.56%	9.31%	8.04%
Russell 1000® Index	15.83	34.40	15.58	13.16
Russell 1000® Value Index	14.05	29.56	10.84	9.32
Key Fund statistics
Net Assets	$2,023,457,783
Number of Portfolio Holdings	182
Portfolio Turnover Rate	54%
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund’s returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock U.S. Opportunities Portfolio.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	18.9%
Health Care	17.8%
Industrials	13.1%
Information Technology	9.8%
Consumer Discretionary	7.7%
Consumer Staples	7.6%
Communication Services	7.2%
Energy	5.4%
Materials	5.3%
Utilities	4.4%
Real Estate	1.4%
Short-Term Securities	2.9%
Liabilities in Excess of Other Assets	(1.5)%
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	2.2%
Cardinal Health, Inc.	2.2%
Samsung Electronics Co. Ltd., Registered Shares, GDR	2.0%
First Citizens BancShares, Inc., Class A	1.6%
CVS Health Corp.	1.6%
Barclays Capital, Inc. (Wells Fargo & Co.)	1.6%
Citigroup, Inc.	1.5%
SS&C Technologies Holdings, Inc.	1.5%
Baxter International, Inc.	1.4%
Comcast Corp., Class A	1.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock High Equity Income Fund
Institutional Shares | BMCIX
Semi-Annual Shareholder Report — November 30, 2024
BMCIX-11/24-SAR

BlackRock High Equity Income Fund
Investor A Shares | BMEAX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock High Equity Income Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$57	1.10%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	6.29%	18.28%	9.04%	7.74%
Investor A Shares (with sales charge)	0.71	12.07	7.87	7.16
Russell 1000® Index	15.83	34.40	15.58	13.16
Russell 1000® Value Index	14.05	29.56	10.84	9.32
Key Fund statistics
Net Assets	$2,023,457,783
Number of Portfolio Holdings	182
Portfolio Turnover Rate	54%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund’s returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock U.S. Opportunities Portfolio.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	18.9%
Health Care	17.8%
Industrials	13.1%
Information Technology	9.8%
Consumer Discretionary	7.7%
Consumer Staples	7.6%
Communication Services	7.2%
Energy	5.4%
Materials	5.3%
Utilities	4.4%
Real Estate	1.4%
Short-Term Securities	2.9%
Liabilities in Excess of Other Assets	(1.5)%
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	2.2%
Cardinal Health, Inc.	2.2%
Samsung Electronics Co. Ltd., Registered Shares, GDR	2.0%
First Citizens BancShares, Inc., Class A	1.6%
CVS Health Corp.	1.6%
Barclays Capital, Inc. (Wells Fargo & Co.)	1.6%
Citigroup, Inc.	1.5%
SS&C Technologies Holdings, Inc.	1.5%
Baxter International, Inc.	1.4%
Comcast Corp., Class A	1.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock High Equity Income Fund
Investor A Shares | BMEAX
Semi-Annual Shareholder Report — November 30, 2024
BMEAX-11/24-SAR

BlackRock High Equity Income Fund
Investor C Shares | BMECX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock High Equity Income Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$95	1.85%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	5.87%	17.33%	8.21%	7.10%
Investor C Shares (with sales charge)	4.87	16.33	8.21	7.10
Russell 1000® Index	15.83	34.40	15.58	13.16
Russell 1000® Value Index	14.05	29.56	10.84	9.32
Key Fund statistics
Net Assets	$2,023,457,783
Number of Portfolio Holdings	182
Portfolio Turnover Rate	54%
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund’s returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock U.S. Opportunities Portfolio.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	18.9%
Health Care	17.8%
Industrials	13.1%
Information Technology	9.8%
Consumer Discretionary	7.7%
Consumer Staples	7.6%
Communication Services	7.2%
Energy	5.4%
Materials	5.3%
Utilities	4.4%
Real Estate	1.4%
Short-Term Securities	2.9%
Liabilities in Excess of Other Assets	(1.5)%
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	2.2%
Cardinal Health, Inc.	2.2%
Samsung Electronics Co. Ltd., Registered Shares, GDR	2.0%
First Citizens BancShares, Inc., Class A	1.6%
CVS Health Corp.	1.6%
Barclays Capital, Inc. (Wells Fargo & Co.)	1.6%
Citigroup, Inc.	1.5%
SS&C Technologies Holdings, Inc.	1.5%
Baxter International, Inc.	1.4%
Comcast Corp., Class A	1.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock High Equity Income Fund
Investor C Shares | BMECX
Semi-Annual Shareholder Report — November 30, 2024
BMECX-11/24-SAR

BlackRock High Equity Income Fund
Class K Shares | BHEIX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock High Equity Income Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$41	0.80%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	6.45%	18.58%	9.34%	8.06%
Russell 1000® Index	15.83	34.40	15.58	13.16
Russell 1000® Value Index	14.05	29.56	10.84	9.32
Key Fund statistics
Net Assets	$2,023,457,783
Number of Portfolio Holdings	182
Portfolio Turnover Rate	54%
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund’s returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock U.S. Opportunities Portfolio.
Performance shown prior to the Class K Shares inception date of April 21, 2020 is that of Institutional Shares. The performance of the Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	18.9%
Health Care	17.8%
Industrials	13.1%
Information Technology	9.8%
Consumer Discretionary	7.7%
Consumer Staples	7.6%
Communication Services	7.2%
Energy	5.4%
Materials	5.3%
Utilities	4.4%
Real Estate	1.4%
Short-Term Securities	2.9%
Liabilities in Excess of Other Assets	(1.5)%
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	2.2%
Cardinal Health, Inc.	2.2%
Samsung Electronics Co. Ltd., Registered Shares, GDR	2.0%
First Citizens BancShares, Inc., Class A	1.6%
CVS Health Corp.	1.6%
Barclays Capital, Inc. (Wells Fargo & Co.)	1.6%
Citigroup, Inc.	1.5%
SS&C Technologies Holdings, Inc.	1.5%
Baxter International, Inc.	1.4%
Comcast Corp., Class A	1.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock High Equity Income Fund
Class K Shares | BHEIX
Semi-Annual Shareholder Report — November 30, 2024
BHEIX-11/24-SAR

BlackRock Infrastructure Sustainable Opportunities Fund
Institutional Shares | BINFX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock Infrastructure Sustainable Opportunities Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$52	1.00%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Institutional Shares	7.69%	9.75%	0.80%
MSCI All Country World Index	10.53	26.12	8.12
FTSE Developed Core Infrastructure 50/50 Net Tax Index	12.00	20.58	6.16
Key Fund statistics
Net Assets	$9,621,118
Number of Portfolio Holdings	39
Portfolio Turnover Rate	59%
The Fund has added the MSCI All Country World Index in response to new regulatory requirements.
The Fund commenced operations on September 30, 2021.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Utilities	47.6%
Industrials	32.6%
Real Estate	13.0%
Communication Services	4.3%
Information Technology	1.8%
Short-Term Securities	3.6%
Liabilities in Excess of Other Assets	(2.9)%
Ten largest holdings
Security(b)	Percent of Net Assets
National Grid PLC	6.8%
Canadian National Railway Co.	5.6%
E.ON SE, Registered Shares	5.1%
Exelon Corp.	5.0%
CSX Corp.	4.9%
SBA Communications Corp.	4.7%
Consolidated Edison, Inc.	4.5%
PG&E Corp.	4.3%
United Utilities Group PLC	4.1%
Enel SpA	3.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Infrastructure Sustainable Opportunities Fund
Institutional Shares | BINFX
Semi-Annual Shareholder Report — November 30, 2024
BINFX-11/24-SAR

BlackRock Infrastructure Sustainable Opportunities Fund
Investor A Shares | BINAX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock Infrastructure Sustainable Opportunities Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$65	1.25%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Investor A Shares	7.58%	9.51%	0.57%
Investor A Shares (with sales charge)	1.93	3.76	(1.13)
MSCI All Country World Index	10.53	26.12	8.12
FTSE Developed Core Infrastructure 50/50 Net Tax Index	12.00	20.58	6.16
Key Fund statistics
Net Assets	$9,621,118
Number of Portfolio Holdings	39
Portfolio Turnover Rate	59%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund has added the MSCI All Country World Index in response to new regulatory requirements.
The Fund commenced operations on September 30, 2021.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Utilities	47.6%
Industrials	32.6%
Real Estate	13.0%
Communication Services	4.3%
Information Technology	1.8%
Short-Term Securities	3.6%
Liabilities in Excess of Other Assets	(2.9)%
Ten largest holdings
Security(b)	Percent of Net Assets
National Grid PLC	6.8%
Canadian National Railway Co.	5.6%
E.ON SE, Registered Shares	5.1%
Exelon Corp.	5.0%
CSX Corp.	4.9%
SBA Communications Corp.	4.7%
Consolidated Edison, Inc.	4.5%
PG&E Corp.	4.3%
United Utilities Group PLC	4.1%
Enel SpA	3.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Infrastructure Sustainable Opportunities Fund
Investor A Shares | BINAX
Semi-Annual Shareholder Report — November 30, 2024
BINAX-11/24-SAR

BlackRock Infrastructure Sustainable Opportunities Fund
Class K Shares | BINKX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock Infrastructure Sustainable Opportunities Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$49	0.95%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Class K Shares	7.58%	9.67%	0.84%
MSCI All Country World Index	10.53	26.12	8.12
FTSE Developed Core Infrastructure 50/50 Net Tax Index	12.00	20.58	6.16
Key Fund statistics
Net Assets	$9,621,118
Number of Portfolio Holdings	39
Portfolio Turnover Rate	59%
The Fund has added the MSCI All Country World Index in response to new regulatory requirements.
The Fund commenced operations on September 30, 2021.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Utilities	47.6%
Industrials	32.6%
Real Estate	13.0%
Communication Services	4.3%
Information Technology	1.8%
Short-Term Securities	3.6%
Liabilities in Excess of Other Assets	(2.9)%
Ten largest holdings
Security(b)	Percent of Net Assets
National Grid PLC	6.8%
Canadian National Railway Co.	5.6%
E.ON SE, Registered Shares	5.1%
Exelon Corp.	5.0%
CSX Corp.	4.9%
SBA Communications Corp.	4.7%
Consolidated Edison, Inc.	4.5%
PG&E Corp.	4.3%
United Utilities Group PLC	4.1%
Enel SpA	3.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Infrastructure Sustainable Opportunities Fund
Class K Shares | BINKX
Semi-Annual Shareholder Report — November 30, 2024
BINKX-11/24-SAR

BlackRock Mid-Cap Growth Equity Portfolio
Institutional Shares | CMGIX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock Mid-Cap Growth Equity Portfolio (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$44	0.80%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	17.79%	29.31%	10.09%	12.75%
Russell 1000® Index	15.83	34.40	15.58	13.16
Russell Midcap® Growth Index	24.90	40.07	13.18	12.22
Key Fund statistics
Net Assets	$11,438,123,470
Number of Portfolio Holdings	69
Portfolio Turnover Rate	38%
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	28.4%
Industrials	26.2%
Consumer Discretionary	11.4%
Financials	10.7%
Health Care	9.9%
Communication Services	9.2%
Real Estate	2.1%
Utilities	1.2%
Materials	1.0%
Short-Term Securities	3.8%
Liabilities in Excess of Other Assets	(3.9)%
Ten largest holdings
Security(b)	Percent of Net Assets
AppLovin Corp., Class A	5.1%
Axon Enterprise, Inc.	4.4%
Vertiv Holdings Co., Class A	4.0%
Ares Management Corp., Class A	3.1%
Comfort Systems U.S.A., Inc.	2.7%
Live Nation Entertainment, Inc.	2.6%
HEICO Corp.	2.5%
Saia, Inc.	2.5%
Tradeweb Markets, Inc., Class A	2.5%
TPG, Inc., Class A	2.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Mid-Cap Growth Equity Portfolio
Institutional Shares | CMGIX
Semi-Annual Shareholder Report — November 30, 2024
CMGIX-11/24-SAR

BlackRock Mid-Cap Growth Equity Portfolio
Service Shares | CMGSX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock Mid-Cap Growth Equity Portfolio (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$57	1.05%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Service Shares	17.62%	28.98%	9.81%	12.46%
Russell 1000® Index	15.83	34.40	15.58	13.16
Russell Midcap® Growth Index	24.90	40.07	13.18	12.22
Key Fund statistics
Net Assets	$11,438,123,470
Number of Portfolio Holdings	69
Portfolio Turnover Rate	38%
Average annual total returns reflect reductions for service fees.
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	28.4%
Industrials	26.2%
Consumer Discretionary	11.4%
Financials	10.7%
Health Care	9.9%
Communication Services	9.2%
Real Estate	2.1%
Utilities	1.2%
Materials	1.0%
Short-Term Securities	3.8%
Liabilities in Excess of Other Assets	(3.9)%
Ten largest holdings
Security(b)	Percent of Net Assets
AppLovin Corp., Class A	5.1%
Axon Enterprise, Inc.	4.4%
Vertiv Holdings Co., Class A	4.0%
Ares Management Corp., Class A	3.1%
Comfort Systems U.S.A., Inc.	2.7%
Live Nation Entertainment, Inc.	2.6%
HEICO Corp.	2.5%
Saia, Inc.	2.5%
Tradeweb Markets, Inc., Class A	2.5%
TPG, Inc., Class A	2.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Mid-Cap Growth Equity Portfolio
Service Shares | CMGSX
Semi-Annual Shareholder Report — November 30, 2024
CMGSX-11/24-SAR

BlackRock Mid-Cap Growth Equity Portfolio
Investor A Shares | BMGAX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock Mid-Cap Growth Equity Portfolio (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$57	1.05%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	17.65%	29.00%	9.81%	12.45%
Investor A Shares (with sales charge)	11.47	22.22	8.63	11.84
Russell 1000® Index	15.83	34.40	15.58	13.16
Russell Midcap® Growth Index	24.90	40.07	13.18	12.22
Key Fund statistics
Net Assets	$11,438,123,470
Number of Portfolio Holdings	69
Portfolio Turnover Rate	38%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	28.4%
Industrials	26.2%
Consumer Discretionary	11.4%
Financials	10.7%
Health Care	9.9%
Communication Services	9.2%
Real Estate	2.1%
Utilities	1.2%
Materials	1.0%
Short-Term Securities	3.8%
Liabilities in Excess of Other Assets	(3.9)%
Ten largest holdings
Security(b)	Percent of Net Assets
AppLovin Corp., Class A	5.1%
Axon Enterprise, Inc.	4.4%
Vertiv Holdings Co., Class A	4.0%
Ares Management Corp., Class A	3.1%
Comfort Systems U.S.A., Inc.	2.7%
Live Nation Entertainment, Inc.	2.6%
HEICO Corp.	2.5%
Saia, Inc.	2.5%
Tradeweb Markets, Inc., Class A	2.5%
TPG, Inc., Class A	2.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Mid-Cap Growth Equity Portfolio
Investor A Shares | BMGAX
Semi-Annual Shareholder Report — November 30, 2024
BMGAX-11/24-SAR

BlackRock Mid-Cap Growth Equity Portfolio
Investor C Shares | BMGCX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock Mid-Cap Growth Equity Portfolio (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$98	1.80%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	17.20%	28.02%	9.00%	11.79%
Investor C Shares (with sales charge)	16.20	27.02	9.00	11.79
Russell 1000® Index	15.83	34.40	15.58	13.16
Russell Midcap® Growth Index	24.90	40.07	13.18	12.22
Key Fund statistics
Net Assets	$11,438,123,470
Number of Portfolio Holdings	69
Portfolio Turnover Rate	38%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	28.4%
Industrials	26.2%
Consumer Discretionary	11.4%
Financials	10.7%
Health Care	9.9%
Communication Services	9.2%
Real Estate	2.1%
Utilities	1.2%
Materials	1.0%
Short-Term Securities	3.8%
Liabilities in Excess of Other Assets	(3.9)%
Ten largest holdings
Security(b)	Percent of Net Assets
AppLovin Corp., Class A	5.1%
Axon Enterprise, Inc.	4.4%
Vertiv Holdings Co., Class A	4.0%
Ares Management Corp., Class A	3.1%
Comfort Systems U.S.A., Inc.	2.7%
Live Nation Entertainment, Inc.	2.6%
HEICO Corp.	2.5%
Saia, Inc.	2.5%
Tradeweb Markets, Inc., Class A	2.5%
TPG, Inc., Class A	2.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Mid-Cap Growth Equity Portfolio
Investor C Shares | BMGCX
Semi-Annual Shareholder Report — November 30, 2024
BMGCX-11/24-SAR

BlackRock Mid-Cap Growth Equity Portfolio
Class K Shares | BMGKX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock Mid-Cap Growth Equity Portfolio (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$38	0.70%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	17.83%	29.46%	10.19%	12.84%
Russell 1000® Index	15.83	34.40	15.58	13.16
Russell Midcap® Growth Index	24.90	40.07	13.18	12.22
Key Fund statistics
Net Assets	$11,438,123,470
Number of Portfolio Holdings	69
Portfolio Turnover Rate	38%
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
Performance shown prior to the Class K Shares inception date of March 28, 2016 is that of Institutional Shares. The performance of the Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	28.4%
Industrials	26.2%
Consumer Discretionary	11.4%
Financials	10.7%
Health Care	9.9%
Communication Services	9.2%
Real Estate	2.1%
Utilities	1.2%
Materials	1.0%
Short-Term Securities	3.8%
Liabilities in Excess of Other Assets	(3.9)%
Ten largest holdings
Security(b)	Percent of Net Assets
AppLovin Corp., Class A	5.1%
Axon Enterprise, Inc.	4.4%
Vertiv Holdings Co., Class A	4.0%
Ares Management Corp., Class A	3.1%
Comfort Systems U.S.A., Inc.	2.7%
Live Nation Entertainment, Inc.	2.6%
HEICO Corp.	2.5%
Saia, Inc.	2.5%
Tradeweb Markets, Inc., Class A	2.5%
TPG, Inc., Class A	2.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Mid-Cap Growth Equity Portfolio
Class K Shares | BMGKX
Semi-Annual Shareholder Report — November 30, 2024
BMGKX-11/24-SAR

BlackRock Mid-Cap Growth Equity Portfolio
Class R Shares | BMRRX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock Mid-Cap Growth Equity Portfolio (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$71	1.30%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class R Shares	17.50%	28.68%	9.54%	12.16%
Russell 1000® Index	15.83	34.40	15.58	13.16
Russell Midcap® Growth Index	24.90	40.07	13.18	12.22
Key Fund statistics
Net Assets	$11,438,123,470
Number of Portfolio Holdings	69
Portfolio Turnover Rate	38%
Average annual total returns reflect reductions for distribution and service fees.
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	28.4%
Industrials	26.2%
Consumer Discretionary	11.4%
Financials	10.7%
Health Care	9.9%
Communication Services	9.2%
Real Estate	2.1%
Utilities	1.2%
Materials	1.0%
Short-Term Securities	3.8%
Liabilities in Excess of Other Assets	(3.9)%
Ten largest holdings
Security(b)	Percent of Net Assets
AppLovin Corp., Class A	5.1%
Axon Enterprise, Inc.	4.4%
Vertiv Holdings Co., Class A	4.0%
Ares Management Corp., Class A	3.1%
Comfort Systems U.S.A., Inc.	2.7%
Live Nation Entertainment, Inc.	2.6%
HEICO Corp.	2.5%
Saia, Inc.	2.5%
Tradeweb Markets, Inc., Class A	2.5%
TPG, Inc., Class A	2.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Mid-Cap Growth Equity Portfolio
Class R Shares | BMRRX
Semi-Annual Shareholder Report — November 30, 2024
BMRRX-11/24-SAR

BlackRock SMID-Cap Growth Equity Fund
Institutional Shares | BSMDX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock SMID-Cap Growth Equity Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$46	0.85%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Institutional Shares	14.98%	26.95%	(8.95)%
Russell 3000® Index	15.95	34.49	10.79
Russell 2500TM Growth Index	18.78	37.95	1.41
Key Fund statistics
Net Assets	$11,395,528
Number of Portfolio Holdings	92
Portfolio Turnover Rate	30%
The Fund has added the Russell 3000® Index in response to new regulatory requirements.
The Fund commenced operations on June 29, 2021.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	27.8%
Information Technology	24.9%
Consumer Discretionary	16.5%
Health Care	11.1%
Financials	8.3%
Communication Services	6.3%
Energy	3.6%
Consumer Staples	1.3%
Real Estate	0.2%
Short-Term Securities	6.1%
Liabilities in Excess of Other Assets	(6.1)%
Ten largest holdings
Security(b)	Percent of Net Assets
Axon Enterprise, Inc.	3.3%
Comfort Systems U.S.A., Inc.	3.2%
Saia, Inc.	2.7%
Vertiv Holdings Co., Class A	2.7%
TPG, Inc., Class A	2.6%
Texas Pacific Land Corp.	2.3%
Tradeweb Markets, Inc., Class A	2.3%
Live Nation Entertainment, Inc.	2.2%
DraftKings, Inc., Class A	2.0%
Planet Fitness, Inc., Class A	2.0%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock SMID-Cap Growth Equity Fund
Institutional Shares | BSMDX
Semi-Annual Shareholder Report — November 30, 2024
BSMDX-11/24-SAR

BlackRock SMID-Cap Growth Equity Fund
Investor A Shares | BSDAX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock SMID-Cap Growth Equity Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$59	1.10%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Investor A Shares	14.76%	26.58%	(9.19)%
Investor A Shares (with sales charge)	8.74	19.94	(10.61)
Russell 3000® Index	15.95	34.49	10.79
Russell 2500TM Growth Index	18.78	37.95	1.41
Key Fund statistics
Net Assets	$11,395,528
Number of Portfolio Holdings	92
Portfolio Turnover Rate	30%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund has added the Russell 3000® Index in response to new regulatory requirements.
The Fund commenced operations on June 29, 2021.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	27.8%
Information Technology	24.9%
Consumer Discretionary	16.5%
Health Care	11.1%
Financials	8.3%
Communication Services	6.3%
Energy	3.6%
Consumer Staples	1.3%
Real Estate	0.2%
Short-Term Securities	6.1%
Liabilities in Excess of Other Assets	(6.1)%
Ten largest holdings
Security(b)	Percent of Net Assets
Axon Enterprise, Inc.	3.3%
Comfort Systems U.S.A., Inc.	3.2%
Saia, Inc.	2.7%
Vertiv Holdings Co., Class A	2.7%
TPG, Inc., Class A	2.6%
Texas Pacific Land Corp.	2.3%
Tradeweb Markets, Inc., Class A	2.3%
Live Nation Entertainment, Inc.	2.2%
DraftKings, Inc., Class A	2.0%
Planet Fitness, Inc., Class A	2.0%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock SMID-Cap Growth Equity Fund
Investor A Shares | BSDAX
Semi-Annual Shareholder Report — November 30, 2024
BSDAX-11/24-SAR

BlackRock SMID-Cap Growth Equity Fund
Class K Shares | BSDKX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock SMID-Cap Growth Equity Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$40	0.75%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Class K Shares	15.01%	27.05%	(8.86)%
Russell 3000® Index	15.95	34.49	10.79
Russell 2500TM Growth Index	18.78	37.95	1.41
Key Fund statistics
Net Assets	$11,395,528
Number of Portfolio Holdings	92
Portfolio Turnover Rate	30%
The Fund has added the Russell 3000® Index in response to new regulatory requirements.
The Fund commenced operations on June 29, 2021.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	27.8%
Information Technology	24.9%
Consumer Discretionary	16.5%
Health Care	11.1%
Financials	8.3%
Communication Services	6.3%
Energy	3.6%
Consumer Staples	1.3%
Real Estate	0.2%
Short-Term Securities	6.1%
Liabilities in Excess of Other Assets	(6.1)%
Ten largest holdings
Security(b)	Percent of Net Assets
Axon Enterprise, Inc.	3.3%
Comfort Systems U.S.A., Inc.	3.2%
Saia, Inc.	2.7%
Vertiv Holdings Co., Class A	2.7%
TPG, Inc., Class A	2.6%
Texas Pacific Land Corp.	2.3%
Tradeweb Markets, Inc., Class A	2.3%
Live Nation Entertainment, Inc.	2.2%
DraftKings, Inc., Class A	2.0%
Planet Fitness, Inc., Class A	2.0%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock SMID-Cap Growth Equity Fund
Class K Shares | BSDKX
Semi-Annual Shareholder Report — November 30, 2024
BSDKX-11/24-SAR

BlackRock Technology Opportunities Fund
Institutional Shares | BGSIX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock Technology Opportunities Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$50	0.92%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	15.75%	41.43%	19.42%	19.97%
MSCI All Country World Index	10.53	26.12	11.36	9.28
MSCI All-Country World Information Technology 10/40 Index	12.85	35.23	19.87	18.32
MSCI All-Country World Information Technology Index	13.94	36.18	21.41	18.83
Key Fund statistics
Net Assets	$6,122,219,562
Number of Portfolio Holdings	76
Portfolio Turnover Rate	28%
The Fund has added the MSCI All Country World Index in response to new regulatory requirements.
The Fund’s returns shown prior to December 30, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Science & Technology Opportunities Portfolio.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Industry allocation
Industry(a)	Percent of Net Assets
Software	31.1%
Semiconductors & Semiconductor Equipment	29.2%
Technology Hardware, Storage & Peripherals	8.3%
Interactive Media & Services	5.4%
Entertainment	4.4%
Broadline Retail	4.3%
IT Services	3.1%
Automobiles	2.3%
Financial Services	2.1%
Professional Services	1.9%
Other#	6.8%
Short-Term Securities	2.0%
Liabilities in Excess of Other Assets	(0.9)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	15.1%
Microsoft Corp.	8.4%
Apple Inc.	7.8%
Broadcom, Inc.	4.4%
Meta Platforms, Inc., Class A	3.6%
Cadence Design Systems, Inc.	3.3%
Oracle Corp.	2.8%
Amazon.com, Inc.	2.6%
Tesla, Inc.	2.3%
Fair Isaac Corp.	2.2%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
#	Ten largest industries are presented. Additional industries are found in Other.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Technology Opportunities Fund
Institutional Shares | BGSIX
Semi-Annual Shareholder Report — November 30, 2024
BGSIX-11/24-SAR

BlackRock Technology Opportunities Fund
Service Shares | BSTSX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock Technology Opportunities Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$63	1.17%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Service Shares	15.62%	41.07%	19.13%	19.69%
MSCI All Country World Index	10.53	26.12	11.36	9.28
MSCI All-Country World Information Technology 10/40 Index	12.85	35.23	19.87	18.32
MSCI All-Country World Information Technology Index	13.94	36.18	21.41	18.83
Key Fund statistics
Net Assets	$6,122,219,562
Number of Portfolio Holdings	76
Portfolio Turnover Rate	28%
Average annual total returns reflect reductions for service fees.
The Fund has added the MSCI All Country World Index in response to new regulatory requirements.
The Fund’s returns shown prior to December 30, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Science & Technology Opportunities Portfolio.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Industry allocation
Industry(a)	Percent of Net Assets
Software	31.1%
Semiconductors & Semiconductor Equipment	29.2%
Technology Hardware, Storage & Peripherals	8.3%
Interactive Media & Services	5.4%
Entertainment	4.4%
Broadline Retail	4.3%
IT Services	3.1%
Automobiles	2.3%
Financial Services	2.1%
Professional Services	1.9%
Other#	6.8%
Short-Term Securities	2.0%
Liabilities in Excess of Other Assets	(0.9)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	15.1%
Microsoft Corp.	8.4%
Apple Inc.	7.8%
Broadcom, Inc.	4.4%
Meta Platforms, Inc., Class A	3.6%
Cadence Design Systems, Inc.	3.3%
Oracle Corp.	2.8%
Amazon.com, Inc.	2.6%
Tesla, Inc.	2.3%
Fair Isaac Corp.	2.2%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
#	Ten largest industries are presented. Additional industries are found in Other.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Technology Opportunities Fund
Service Shares | BSTSX
Semi-Annual Shareholder Report — November 30, 2024
BSTSX-11/24-SAR

BlackRock Technology Opportunities Fund
Investor A Shares | BGSAX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock Technology Opportunities Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$63	1.17%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	15.62%	41.08%	19.13%	19.66%
Investor A Shares (with sales charge)	9.55	33.67	17.85	19.02
MSCI All Country World Index	10.53	26.12	11.36	9.28
MSCI All-Country World Information Technology 10/40 Index	12.85	35.23	19.87	18.32
MSCI All-Country World Information Technology Index	13.94	36.18	21.41	18.83
Key Fund statistics
Net Assets	$6,122,219,562
Number of Portfolio Holdings	76
Portfolio Turnover Rate	28%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund has added the MSCI All Country World Index in response to new regulatory requirements.
The Fund’s returns shown prior to December 30, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Science & Technology Opportunities Portfolio.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Industry allocation
Industry(a)	Percent of Net Assets
Software	31.1%
Semiconductors & Semiconductor Equipment	29.2%
Technology Hardware, Storage & Peripherals	8.3%
Interactive Media & Services	5.4%
Entertainment	4.4%
Broadline Retail	4.3%
IT Services	3.1%
Automobiles	2.3%
Financial Services	2.1%
Professional Services	1.9%
Other#	6.8%
Short-Term Securities	2.0%
Liabilities in Excess of Other Assets	(0.9)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	15.1%
Microsoft Corp.	8.4%
Apple Inc.	7.8%
Broadcom, Inc.	4.4%
Meta Platforms, Inc., Class A	3.6%
Cadence Design Systems, Inc.	3.3%
Oracle Corp.	2.8%
Amazon.com, Inc.	2.6%
Tesla, Inc.	2.3%
Fair Isaac Corp.	2.2%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
#	Ten largest industries are presented. Additional industries are found in Other.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Technology Opportunities Fund
Investor A Shares | BGSAX
Semi-Annual Shareholder Report — November 30, 2024
BGSAX-11/24-SAR

BlackRock Technology Opportunities Fund
Investor C Shares | BGSCX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock Technology Opportunities Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$103	1.91%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	15.22%	40.02%	18.24%	18.94%
Investor C Shares (with sales charge)	14.22	39.02	18.24	18.94
MSCI All Country World Index	10.53	26.12	11.36	9.28
MSCI All-Country World Information Technology 10/40 Index	12.85	35.23	19.87	18.32
MSCI All-Country World Information Technology Index	13.94	36.18	21.41	18.83
Key Fund statistics
Net Assets	$6,122,219,562
Number of Portfolio Holdings	76
Portfolio Turnover Rate	28%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
The Fund has added the MSCI All Country World Index in response to new regulatory requirements.
The Fund’s returns shown prior to December 30, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Science & Technology Opportunities Portfolio.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Industry allocation
Industry(a)	Percent of Net Assets
Software	31.1%
Semiconductors & Semiconductor Equipment	29.2%
Technology Hardware, Storage & Peripherals	8.3%
Interactive Media & Services	5.4%
Entertainment	4.4%
Broadline Retail	4.3%
IT Services	3.1%
Automobiles	2.3%
Financial Services	2.1%
Professional Services	1.9%
Other#	6.8%
Short-Term Securities	2.0%
Liabilities in Excess of Other Assets	(0.9)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	15.1%
Microsoft Corp.	8.4%
Apple Inc.	7.8%
Broadcom, Inc.	4.4%
Meta Platforms, Inc., Class A	3.6%
Cadence Design Systems, Inc.	3.3%
Oracle Corp.	2.8%
Amazon.com, Inc.	2.6%
Tesla, Inc.	2.3%
Fair Isaac Corp.	2.2%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
#	Ten largest industries are presented. Additional industries are found in Other.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Technology Opportunities Fund
Investor C Shares | BGSCX
Semi-Annual Shareholder Report — November 30, 2024
BGSCX-11/24-SAR

BlackRock Technology Opportunities Fund
Class K Shares | BTEKX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock Technology Opportunities Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$45	0.83%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	15.81%	41.54%	19.51%	20.02%
MSCI All Country World Index	10.53	26.12	11.36	9.28
MSCI All-Country World Information Technology 10/40 Index	12.85	35.23	19.87	18.32
MSCI All-Country World Information Technology Index	13.94	36.18	21.41	18.83
Key Fund statistics
Net Assets	$6,122,219,562
Number of Portfolio Holdings	76
Portfolio Turnover Rate	28%
The Fund has added the MSCI All Country World Index in response to new regulatory requirements.
The Fund’s returns shown prior to December 30, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Science & Technology Opportunities Portfolio.
Performance shown prior to the Class K Shares inception date of December 10, 2019 is that of Institutional Shares. The performance of the Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Industry allocation
Industry(a)	Percent of Net Assets
Software	31.1%
Semiconductors & Semiconductor Equipment	29.2%
Technology Hardware, Storage & Peripherals	8.3%
Interactive Media & Services	5.4%
Entertainment	4.4%
Broadline Retail	4.3%
IT Services	3.1%
Automobiles	2.3%
Financial Services	2.1%
Professional Services	1.9%
Other#	6.8%
Short-Term Securities	2.0%
Liabilities in Excess of Other Assets	(0.9)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	15.1%
Microsoft Corp.	8.4%
Apple Inc.	7.8%
Broadcom, Inc.	4.4%
Meta Platforms, Inc., Class A	3.6%
Cadence Design Systems, Inc.	3.3%
Oracle Corp.	2.8%
Amazon.com, Inc.	2.6%
Tesla, Inc.	2.3%
Fair Isaac Corp.	2.2%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
#	Ten largest industries are presented. Additional industries are found in Other.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Technology Opportunities Fund
Class K Shares | BTEKX
Semi-Annual Shareholder Report — November 30, 2024
BTEKX-11/24-SAR

BlackRock Technology Opportunities Fund
Class R Shares | BGSRX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock Technology Opportunities Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$77	1.42%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class R Shares	15.48%	40.73%	18.83%	19.35%
MSCI All Country World Index	10.53	26.12	11.36	9.28
MSCI All-Country World Information Technology 10/40 Index	12.85	35.23	19.87	18.32
MSCI All-Country World Information Technology Index	13.94	36.18	21.41	18.83
Key Fund statistics
Net Assets	$6,122,219,562
Number of Portfolio Holdings	76
Portfolio Turnover Rate	28%
Average annual total returns reflect reductions for distribution and service fees.
The Fund has added the MSCI All Country World Index in response to new regulatory requirements.
The Fund’s returns shown prior to December 30, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Science & Technology Opportunities Portfolio.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Industry allocation
Industry(a)	Percent of Net Assets
Software	31.1%
Semiconductors & Semiconductor Equipment	29.2%
Technology Hardware, Storage & Peripherals	8.3%
Interactive Media & Services	5.4%
Entertainment	4.4%
Broadline Retail	4.3%
IT Services	3.1%
Automobiles	2.3%
Financial Services	2.1%
Professional Services	1.9%
Other#	6.8%
Short-Term Securities	2.0%
Liabilities in Excess of Other Assets	(0.9)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	15.1%
Microsoft Corp.	8.4%
Apple Inc.	7.8%
Broadcom, Inc.	4.4%
Meta Platforms, Inc., Class A	3.6%
Cadence Design Systems, Inc.	3.3%
Oracle Corp.	2.8%
Amazon.com, Inc.	2.6%
Tesla, Inc.	2.3%
Fair Isaac Corp.	2.2%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
#	Ten largest industries are presented. Additional industries are found in Other.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Technology Opportunities Fund
Class R Shares | BGSRX
Semi-Annual Shareholder Report — November 30, 2024
BGSRX-11/24-SAR

BlackRock U.S. Insights Long/Short Equity Fund
Institutional Shares | BILSX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock U.S. Insights Long/Short Equity Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$82	1.61%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Institutional Shares	(4.23)%	4.64%	11.02%
S&P 500® Index	15.07	33.89	26.48
50% S&P 500 Index/50% ICE BofA 3-Month U.S. Treasury Bill Index	8.70	18.95	15.68
Key Fund statistics
Net Assets	$11,855,118
Number of Portfolio Holdings	378
Portfolio Turnover Rate	69%
The Fund commenced operations on June 13, 2023.
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
	Percent of Total Investments(a)
Sector(b)	Long	Short	Total
Information Technology	12.3%	5.5%	17.8%
Health Care	9.3%	6.1%	15.4%
Financials	8.7%	5.8%	14.5%
Energy	7.2%	6.9%	14.1%
Industrials	7.2%	6.0%	13.2%
Utilities	3.5%	3.3%	6.8%
Consumer Discretionary	4.6%	1.6%	6.2%
Communication Services	4.2%	0.9%	5.1%
Materials	1.2%	1.3%	2.5%
Real Estate	1.1%	1.2%	2.3%
Consumer Staples	0.8%	1.3%	2.1%
	60.1	39.9	100.0
(a)	Includes the gross market value of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock U.S. Insights Long/Short Equity Fund
Institutional Shares | BILSX
Semi-Annual Shareholder Report — November 30, 2024
BILSX-11/24-SAR

BlackRock U.S. Insights Long/Short Equity Fund
Investor A Shares | BALSX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock U.S. Insights Long/Short Equity Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$95	1.86%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Investor A Shares	(4.34)%	4.41%	10.72%
Investor A Shares (with sales charge)	(9.36)	(1.07)	6.72
S&P 500® Index	15.07	33.89	26.48
50% S&P 500 Index/50% ICE BofA 3-Month U.S. Treasury Bill Index	8.70	18.95	15.68
Key Fund statistics
Net Assets	$11,855,118
Number of Portfolio Holdings	378
Portfolio Turnover Rate	69%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund commenced operations on June 13, 2023.
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
	Percent of Total Investments(a)
Sector(b)	Long	Short	Total
Information Technology	12.3%	5.5%	17.8%
Health Care	9.3%	6.1%	15.4%
Financials	8.7%	5.8%	14.5%
Energy	7.2%	6.9%	14.1%
Industrials	7.2%	6.0%	13.2%
Utilities	3.5%	3.3%	6.8%
Consumer Discretionary	4.6%	1.6%	6.2%
Communication Services	4.2%	0.9%	5.1%
Materials	1.2%	1.3%	2.5%
Real Estate	1.1%	1.2%	2.3%
Consumer Staples	0.8%	1.3%	2.1%
	60.1	39.9	100.0
(a)	Includes the gross market value of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock U.S. Insights Long/Short Equity Fund
Investor A Shares | BALSX
Semi-Annual Shareholder Report — November 30, 2024
BALSX-11/24-SAR

BlackRock U.S. Insights Long/Short Equity Fund
Class K Shares | BKLSX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock U.S. Insights Long/Short Equity Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$80	1.56%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Class K Shares	(4.23)%	4.65%	11.04%
S&P 500® Index	15.07	33.89	26.48
50% S&P 500 Index/50% ICE BofA 3-Month U.S. Treasury Bill Index	8.70	18.95	15.68
Key Fund statistics
Net Assets	$11,855,118
Number of Portfolio Holdings	378
Portfolio Turnover Rate	69%
The Fund commenced operations on June 13, 2023.
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
	Percent of Total Investments(a)
Sector(b)	Long	Short	Total
Information Technology	12.3%	5.5%	17.8%
Health Care	9.3%	6.1%	15.4%
Financials	8.7%	5.8%	14.5%
Energy	7.2%	6.9%	14.1%
Industrials	7.2%	6.0%	13.2%
Utilities	3.5%	3.3%	6.8%
Consumer Discretionary	4.6%	1.6%	6.2%
Communication Services	4.2%	0.9%	5.1%
Materials	1.2%	1.3%	2.5%
Real Estate	1.1%	1.2%	2.3%
Consumer Staples	0.8%	1.3%	2.1%
	60.1	39.9	100.0
(a)	Includes the gross market value of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock U.S. Insights Long/Short Equity Fund
Class K Shares | BKLSX
Semi-Annual Shareholder Report — November 30, 2024
BKLSX-11/24-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statement and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

NOVEMBER 30, 2024

2024 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock FundsSM

•	BlackRock Energy Opportunities Fund
•	BlackRock High Equity Income Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2

Schedule of Investments (unaudited) November 30, 2024	BlackRock Energy Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Energy Equipment & Services — 6.7%
ARC Resources Ltd.	429,303	$7,923,424
Poseidon Concepts Corp.(a)(b)	35,081	—
Saipem SpA(b)	2,009,618	5,186,393
TechnipFMC PLC	179,223	5,622,225
Tenaris SA	153,016	2,935,639

		21,667,681

Oil, Gas & Consumable Fuels — 90.9%
Cameco Corp. (CAD)	89,600	5,327,810
Canadian Natural Resources Ltd.	335,348	11,348,729
Cheniere Energy, Inc.	56,503	12,657,237
Chevron Corp.	75,504	12,226,363
ConocoPhillips	161,616	17,509,477
Diamondback Energy, Inc.	43,043	7,644,006
Eni SpA	479,500	6,784,533
EOG Resources, Inc.	98,500	13,126,110
Exxon Mobil Corp.	551,485	65,053,171
Gazprom PJSC(a)(b)	639,500	60
Gaztransport Et Technigaz SA	22,000	3,203,307
Hess Corp.	64,763	9,531,818
Keyera Corp.	156,500	5,210,146
Kosmos Energy Ltd.(b)	279,784	1,102,349
Marathon Petroleum Corp.	60,730	9,482,990
Pembina Pipeline Corp.	248,280	10,292,612
Permian Resources Corp., Class A	449,250	7,035,255
Shell PLC	1,005,423	32,311,358
South Bow Corp.(b)	23,577	614,664

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Targa Resources Corp.	70,835	$14,471,591
TC Energy Corp.	118,687	5,803,587
TotalEnergies SE	355,095	20,638,191
Tourmaline Oil Corp.	180,585	8,516,858
Williams Cos., Inc. (The)	265,381	15,530,096

		295,422,318

Total Long-Term Investments — 97.6% (Cost: $206,269,982)		317,089,999

Short-Term Securities

Money Market Funds — 2.2%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.53%(c)(d)	6,998,958	6,998,958

Total Short-Term Securities — 2.2% (Cost: $6,998,958)		6,998,958

Total Investments — 99.8% (Cost: $213,268,940)		324,088,957

Other Assets Less Liabilities — 0.2%		792,413

Net Assets — 100.0%		$324,881,370

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/24	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$120	(b)	$—	$(120)	$—	$—	—	$47	(c)	$—

BlackRock Liquidity Funds, T-Fund, Institutional Shares	2,548,266	4,450,692	(b)	—	—	—	6,998,958	6,998,958	130,159		—

					$(120)	$—	$6,998,958		$130,206		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

S C H E D U L E S O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Energy Opportunities Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Energy Equipment & Services	$13,545,649	$8,122,032	$—	$21,667,681
Oil, Gas & Consumable Fuels	232,484,869	62,937,389	60	295,422,318
Short-Term Securities
Money Market Funds	6,998,958	—	—	6,998,958

	$253,029,476	$71,059,421	$60	$324,088,957

See notes to financial statements.

4	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) November 30, 2024	BlackRock High Equity Income Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.6%
Airbus SE	58,650	$9,167,336
Boeing Co. (The)(a)	48,515	7,541,172
L3Harris Technologies, Inc.	100,295	24,697,644
RTX Corp.	93,426	11,382,090

		52,788,242

Automobile Components — 0.7%
Aptiv PLC(a)	174,173	9,671,827
Lear Corp.	52,140	5,101,377

		14,773,204

Automobiles — 0.5%
General Motors Co.	185,812	10,329,289

Banks — 5.4%
Citigroup, Inc.	439,168	31,123,836
First Citizens BancShares, Inc., Class A	14,342	32,914,890
Wells Fargo & Co.	586,178	44,649,178

		108,687,904

Beverages — 1.2%
Constellation Brands, Inc., Class A	34,289	8,261,935
Diageo PLC	143,078	4,274,420
Keurig Dr. Pepper, Inc.	97,925	3,197,251
Pernod Ricard SA	67,836	7,600,010

		23,333,616

Broadline Retail — 1.3%
Alibaba Group Holding Ltd., ADR	91,525	7,996,539
Amazon.com, Inc.(a)	56,876	11,823,952
PDD Holdings, Inc., ADR(a)	70,579	6,815,108

		26,635,599

Building Products — 0.5%
Johnson Controls International PLC	115,904	9,719,709

Capital Markets — 1.0%
Goldman Sachs Group, Inc. (The)	34,312	20,881,254

Chemicals — 1.5%
Air Products & Chemicals, Inc.	39,306	13,141,175
Albemarle Corp.	47,091	5,071,701
International Flavors & Fragrances, Inc.	129,898	11,867,481

		30,080,357

Commercial Services & Supplies — 0.2%
Rentokil Initial PLC	974,797	4,892,740

Communications Equipment — 0.8%
Cisco Systems, Inc.	271,177	16,056,390

Consumer Staples Distribution & Retail — 0.7%
Dollar General Corp.	96,099	7,425,570
Dollar Tree, Inc.(a)	104,520	7,449,140

		14,874,710

Containers & Packaging — 0.9%
Sealed Air Corp.	522,635	19,128,441

Diversified Telecommunication Services — 0.6%
Verizon Communications, Inc.	270,079	11,975,303

Electric Utilities — 1.8%
American Electric Power Co., Inc.	78,769	7,865,872
Entergy Corp.	40,048	6,254,296
Exelon Corp.	321,281	12,709,877
PG&E Corp.	485,214	10,495,179

		37,325,224

Security	Shares	Value

Electrical Equipment — 0.4%
Sensata Technologies Holding PLC	248,851	$7,998,071

Electronic Equipment, Instruments & Components — 0.5%
Keysight Technologies, Inc.(a)	58,068	9,920,337

Entertainment — 1.2%
Electronic Arts, Inc.	106,035	17,354,749
Walt Disney Co. (The)	57,279	6,728,564

		24,083,313

Financial Services — 2.8%
Fidelity National Information Services, Inc.	290,675	24,794,578
Global Payments, Inc.	57,094	6,791,902
Visa, Inc., Class A	40,726	12,831,948
Voya Financial, Inc.	144,326	11,979,058

		56,397,486

Food Products — 1.1%
Kraft Heinz Co. (The)	674,925	21,577,352

Health Care Equipment & Supplies — 2.8%
Baxter International, Inc.	847,139	28,557,056
Edwards Lifesciences Corp.(a)	81,618	5,823,444
Koninklijke Philips NV(a)	391,183	10,700,310
Medtronic PLC	136,963	11,852,778

		56,933,588

Health Care Providers & Services — 6.2%
Cardinal Health, Inc.	357,851	43,743,706
Centene Corp.(a)	68,023	4,081,380
Cigna Group (The)	38,726	13,081,643
CVS Health Corp.	548,575	32,832,214
Elevance Health, Inc.	19,100	7,772,936
Humana, Inc.	33,125	9,817,587
Labcorp Holdings, Inc.	58,354	14,072,651

		125,402,117

Household Durables — 0.7%
Newell Brands, Inc.	175,237	1,680,523
Sony Group Corp., ADR(b)	587,752	11,784,427

		13,464,950

Household Products — 0.6%
Henkel AG & Co. KGaA, Preference Shares, NVS	51,644	4,407,461
Reckitt Benckiser Group PLC	136,211	8,449,178

		12,856,639

Industrial Conglomerates — 0.4%
Siemens AG, Registered Shares	41,073	7,978,754

Insurance — 2.5%
American International Group, Inc.	195,571	15,035,499
Fidelity National Financial, Inc., Class A	314,249	19,920,244
Willis Towers Watson PLC	46,564	14,993,608

		49,949,351

IT Services — 1.1%
Cognizant Technology Solutions Corp., Class A	277,905	22,368,574

Leisure Products — 0.5%
Hasbro, Inc.	148,182	9,654,057

Life Sciences Tools & Services — 0.5%
Fortrea Holdings, Inc.(a)	207,422	4,366,233
ICON PLC(a)	30,407	6,393,072

		10,759,305

S C H E D U L E S O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock High Equity Income Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery — 0.8%
CNH Industrial NV	404,064	$5,075,044
Komatsu Ltd.	407,700	11,038,912

		16,113,956

Media — 2.3%
Comcast Corp., Class A	598,808	25,862,518
WPP PLC	1,887,412	20,644,636

		46,507,154

Metals & Mining — 1.0%
Teck Resources Ltd., Class B	172,078	8,032,601
United States Steel Corp.	305,366	12,449,772

		20,482,373

Multi-Utilities — 0.6%
Sempra	127,158	11,910,890

Oil, Gas & Consumable Fuels — 3.2%
BP PLC	2,494,668	12,216,509
Hess Corp.	136,332	20,065,344
Kosmos Energy Ltd.(a)	2,704,050	10,653,957
Shell PLC	566,430	18,203,405
Suncor Energy, Inc.	81,473	3,216,554

		64,355,769

Pharmaceuticals — 1.8%
Bayer AG, Registered Shares	335,448	6,886,365
Eli Lilly & Co.	7,534	5,992,167
GSK PLC, ADR	61,071	2,084,353
Sanofi SA	219,898	21,358,092

		36,320,977

Professional Services — 3.0%
Dun & Bradstreet Holdings, Inc.	1,262,369	16,032,086
Leidos Holdings, Inc.	90,886	15,032,544
SS&C Technologies Holdings, Inc.	380,652	29,439,626

		60,504,256

Semiconductors & Semiconductor Equipment — 0.7%
Intel Corp.	158,463	3,811,035
Taiwan Semiconductor Manufacturing Co. Ltd.	330,000	10,282,984

		14,094,019

Software — 0.9%
Microsoft Corp.	41,207	17,449,516

Specialized REITs — 0.8%
Crown Castle, Inc.	154,549	16,420,831

Technology Hardware, Storage & Peripherals — 2.7%
HP, Inc.	405,351	14,361,586
Samsung Electronics Co. Ltd., Registered Shares, GDR	41,941	41,174,457

		55,536,043

Textiles, Apparel & Luxury Goods — 1.3%
Capri Holdings Ltd.(a)	253,808	5,941,645
NIKE, Inc., Class B	87,211	6,869,610
Swatch Group AG (The)	74,820	13,635,845

		26,447,100

Tobacco — 1.1%
British American Tobacco PLC	562,536	21,365,307

Total Common Stocks — 61.2% (Cost: $1,031,505,804)		1,238,334,067

Security		Par (000)	Value

Equity-Linked Notes

Aerospace & Defense — 1.8%
Barclays Capital, Inc. (RTX Corp.) 18.32% 01/28/25	USD	68,900	$8,412,227
BMO Capital Markets Corp. (Boeing Co. (The)) 19.81% 01/16/25		25,500	3,931,494
JP Morgan Securities LLC (Airbus SE) Series N10W 20.44% 01/30/25	EUR	43,300	6,457,388
Mizuho Securities USA LLC (L3Harris Technologies, Inc.) 19.75% 12/12/24	USD	74,800	18,374,241

			37,175,350

Automobile Components — 0.4%
SG Americas Securities LLC (Aptiv PLC) 21.85% 01/21/25		128,600	6,948,253
UBS Securities LLC (Lear Corp.) 23.50% 01/16/25		15,300	1,480,070

			8,428,323

Automobiles — 0.4%
Mizuho Securities USA LLC (General Motors Co.) 22.97% 12/05/24		148,600	7,781,484

Banks — 3.6%
Barclays Capital, Inc. (First Citizens BancShares, Inc.) 15.88% 12/19/24		11,300	23,572,014
Barclays Capital, Inc. (Wells Fargo & Co.) 17.49% 02/06/25		433,200	32,304,403
RBC Capital Markets LLC (Citigroup, Inc.) 17.84% 12/19/24		238,600	16,412,932

			72,289,349

Beverages — 0.6%
BNP Paribas Arbitrage SNC (Diageo PLC) 15.41% 01/14/25	GBP	106,700	3,187,264
SG Americas Securities LLC (Constellation Brands, Inc.) 17.67% 12/19/24	USD	25,400	6,093,721
SG Americas Securities LLC (Keurig Dr. Pepper, Inc.) 16.71% 02/10/25		80,000	2,613,536

			11,894,521

Broadline Retail — 0.7%
Morgan Stanley & Co. LLC (Alibaba Group Holding Ltd.) Series GMUT 16.05% 12/12/24		49,600	4,365,387
RBC Capital Markets LLC (Amazon.com, Inc.) 14.69% 01/16/25		18,700	3,894,795
UBS Securities LLC (PDD Holdings, Inc.) 30.60% 01/21/25		52,000	5,234,475

			13,494,657

Building Products — 0.6%
Barclays Capital, Inc. (Johnson Controls International PLC) 14.67% 02/03/25		85,600	7,133,108
Morgan Stanley & Co. LLC (Allegion PLC) Series MTOR 20.55% 12/05/24		36,000	5,089,282

			12,222,390

Chemicals — 1.1%
Barclays Capital, Inc. (Air Products & Chemicals, Inc.) 18.27% 01/28/25		29,000	9,214,262
BMO Capital Markets Corp. (International Flavors & Fragrances, Inc.) 16.23% 02/03/25		96,000	8,651,583
SG Americas Securities LLC (Albemarle Corp.) Series 0001 40.11% 02/10/25		38,400	4,116,369

			21,982,214

Communications Equipment — 0.6%
RBC Capital Markets LLC (Cisco Systems, Inc.) 17.63% 01/16/25		202,100	11,932,223

6	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock High Equity Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Consumer Staples Distribution & Retail — 0.6%
Mizuho Securities USA LLC (Dollar General Corp.) 51.92% 01/23/25	USD	70,900	$5,336,591
UBS Securities LLC (Dollar Tree, Inc.) 44.00% 01/16/25		105,400	6,944,177

			12,280,768

Containers & Packaging — 0.5%
BMO Capital Markets Corp. (Sealed Air Corp.) 16.77% 02/03/25		287,800	10,278,862

Diversified Telecommunication Services — 0.4%
HSBC Securities (USA), Inc. (Verizon Communications, Inc.) Series 005R 18.41% 02/06/25		199,600	8,659,387

Electric Utilities — 1.5%
BNP Paribas Securities Corporation (Entergy Corp.) Series 008O 15.62% 12/05/24		35,200	4,837,502
Mizuho Securities USA LLC (PG&E Corp.) 16.20% 12/12/24		361,800	7,630,795
RBC Capital Markets LLC (American Electric Power Co., Inc.) 16.36% 01/16/25		73,100	7,161,402
UBS Securities LLC (Exelon Corp.) 14.20% 02/10/25		262,700	10,271,570

			29,901,269

Electrical Equipment — 0.2%
RBC Capital Markets LLC (Sensata Technologies Holding PLC) 19.03% 01/16/25		135,200	4,404,121

Electronic Equipment, Instruments & Components — 0.4%
Citigroup Global Markets, Inc. (Keysight Technologies, Inc.) 17.59% 02/10/25		47,400	8,012,970

Entertainment — 0.8%
SG Americas Securities LLC (Electronic Arts, Inc.) 16.32% 01/28/25		69,100	11,261,836
SG Americas Securities LLC (Walt Disney Co. (The)) 19.37% 02/10/25		46,700	5,399,716

			16,661,552

Financial Services — 1.8%
Mizuho Securities USA LLC (Fidelity National Information Services, Inc.) 19.22% 01/23/25		156,500	13,497,682
Morgan Stanley & Co. LLC (Visa, Inc.) Series GMUV 18.85% 12/12/24		30,200	8,828,059
RBC Capital Markets LLC (Global Payments, Inc.) 18.40% 01/16/25		42,500	4,918,751
SG Americas Securities LLC (Voya Financial, Inc.) 18.95% 01/28/25		106,600	8,772,877

			36,017,369

Food Products — 0.8%
Mizuho Securities USA LLC (Kraft Heinz Co. (The)) 19.25% 12/12/24		503,200	16,119,223

Health Care Equipment & Supplies — 1.8%
BNP Paribas Securities Corporation (Baxter International, Inc.) 20.59% 01/09/25		391,600	13,416,737
JP Morgan Securities LLC (Koninklijke Philips NV) Series E10U 20.50% 01/14/25	EUR	208,900	5,600,730
Mizuho Securities USA LLC (Medtronic PLC) 14.82% 12/05/24	USD	143,200	12,408,498
SG Americas Securities LLC (Edwards Lifesciences Corp.) 20.61% 01/21/25		60,300	4,272,635

			35,698,600

Security		Par (000)	Value

Health Care Providers & Services — 3.1%
BMO Capital Markets Corp. (CVS Health Corp.) 23.40% 02/03/25	USD	295,300	$17,231,487
Citigroup Global Markets, Inc. (Cardinal Health, Inc.) 17.72% 01/09/25		73,500	8,391,419
JP Morgan Securities LLC (Cigna Group (The)) Series N11D 15.37% 12/05/24		28,800	9,753,519
JP Morgan Securities LLC (Humana, Inc.) Series N11C 29.02% 12/05/24		24,600	6,982,381
JP Morgan Securities LLC (Labcorp Holdings, Inc.) Series N11B 17.96% 12/05/24		70,200	16,004,576
SG Americas Securities LLC (Centene Corp.) 26.06% 02/10/25		55,600	3,336,964

			61,700,346

Household Durables — 0.6%
BMO Capital Markets Corp. (Newell Brands, Inc.) 25.07% 01/09/25		330,600	3,102,671
Goldman Sachs & Co. LLC (Sony Group Corp.) 11.02% 02/06/25		434,300	8,507,821

			11,610,492

Household Products — 0.4%
BNP Paribas Arbitrage SNC (Henkel AG & Co. KGaA) 13.32% 01/14/25	EUR	38,400	3,249,239
HSBC Securities (USA), Inc. (Reckitt Benckiser Group PLC) Series DMWD 17.97% 01/30/25	GBP	73,300	4,431,447

			7,680,686

Industrial Conglomerates — 0.2%
BNP Paribas Arbitrage SNC (Siemens AG) 20.75% 01/30/25	EUR	22,700	4,266,623

Insurance — 1.9%
Morgan Stanley & Co. LLC (Willis Towers Watson PLC) Series GMUS 16.98% 12/12/24	USD	35,519	10,708,122
RBC Capital Markets LLC (American International Group, Inc.) 21.59% 01/23/25		144,400	11,049,014
UBS Securities LLC (Fidelity National Financial, Inc.) 19.80% 01/28/25		270,700	16,531,088

			38,288,224

IT Services — 0.8%
UBS Securities LLC (Cognizant Technology Solutions Corp.) 13.40% 01/16/25		207,100	16,720,453

Leisure Products — 0.3%
RBC Capital Markets LLC (Hasbro, Inc.) 25.72% 01/23/25		109,400	6,987,109

Life Sciences Tools & Services — 0.3%
Barclays Capital, Inc. (Fortrea Holdings, Inc.) 33.94% 02/03/25		156,600	3,038,600
Mizuho Securities USA LLC (ICON PLC) 30.27% 12/05/24		15,900	3,355,497

			6,394,097

Machinery — 0.2%
SG Americas Securities LLC (CNH Industrial NV) 20.04% 02/10/25		330,500	4,100,117

Media — 1.6%
BNP Paribas Arbitrage SNC (WPP PLC) 18.55% 12/17/24	GBP	888,700	9,479,913

S C H E D U L E S O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock High Equity Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
Citigroup Global Markets, Inc. (Comcast Corp.) 18.74% 01/09/25	USD	446,500	$19,270,363
RBC Capital Markets LLC (Fox Corp.) 18.01% 01/23/25		95,100	4,460,738

			33,211,014

Metals & Mining — 0.3%
Goldman Sachs & Co. LLC (Teck Resources Ltd.) 34.65% 12/05/24		128,300	6,026,190

Multi-Utilities — 0.4%
BNP Paribas Securities Corporation (Sempra) 16.29% 01/23/25		93,900	8,616,591

Oil, Gas & Consumable Fuels — 2.2%
Barclays Capital, Inc. (Kosmos Energy Ltd.) 38.93% 01/28/25		1,455,900	5,602,689
BMO Capital Markets Corp. (EQT Corp.) 19.46% 01/09/25		126,000	5,096,205
BNP Paribas Arbitrage SNC (BP PLC) 24.16% 12/17/24	GBP	3,397,200	16,812,019
JP Morgan Securities LLC (Shell PLC) Series N10V 16.93% 01/30/25		418,600	13,507,802
RBC Capital Markets LLC (Suncor Energy, Inc.) 19.47% 12/19/24	USD	100,100	3,934,356

			44,953,071

Pharmaceuticals — 1.4%
Barclays Capital, Inc. (Eli Lilly & Co.) 17.44% 12/19/24		5,600	4,496,984
HSBC Securities (USA), Inc. (Sanofi SA) Series DMX0 15.45% 12/17/24	EUR	163,900	16,071,127
JP Morgan Securities LLC (Bayer AG) Series E10V 21.70% 01/14/25		250,100	5,291,752
SG Americas Securities LLC (GSK PLC) 19.00% 02/10/25	USD	49,800	1,694,196

			27,554,059

Professional Services — 2.1%
Morgan Stanley & Co. LLC (Dun & Bradstreet Holdings, Inc.) Series GMUU 34.20% 12/12/24		470,700	5,349,188
Morgan Stanley & Co. LLC (Dun & Bradstreet Holdings, Inc.) Series MTP6 36.35% 12/19/24		470,700	5,313,830
RBC Capital Markets LLC (SS&C Technologies Holdings, Inc.) 15.75% 01/23/25		281,200	21,196,645
SG Americas Securities LLC (Leidos Holdings, Inc.) 17.65% 01/28/25		67,100	11,425,457

			43,285,120

Semiconductors & Semiconductor Equipment — 0.2%
BMO Capital Markets Corp. (Intel Corp.) 27.90% 01/21/25		178,600	4,333,253

Security		Par (000)	Value

Software — 0.6%
Barclays Capital, Inc. (Microsoft Corp.) 18.59% 12/19/24	USD	30,600	$13,058,679

Specialized REITs — 0.6%
Mizuho Securities USA LLC (Crown Castle, Inc.) 13.67% 12/05/24		115,200	12,255,333

Technology Hardware, Storage & Peripherals — 0.5%
SG Americas Securities LLC (HP, Inc.) 28.67% 02/10/25		243,200	9,509,991

Textiles, Apparel & Luxury Goods — 0.3%
Mizuho Securities USA LLC (NIKE, Inc.) 17.37% 12/05/24		64,900	5,095,361

Tobacco — 0.5%
JP Morgan Securities LLC (British American Tobacco PLC) Series E10T 20.93% 01/14/25	GBP	305,600	10,868,909

Wireless Telecommunication Services — 0.3%
BNP Paribas Arbitrage SNC (Vodafone Group PLC) 30.59% 12/17/24		5,676,200	5,188,017

Total Equity-Linked Notes — 37.4% (Cost: $761,582,263)			756,938,367

Total Long-Term Investments — 98.6% (Cost: $1,793,088,067)			1,995,272,434

		Shares

Short-Term Securities

Money Market Funds — 2.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(c)(d)(e)		958,899	959,379
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.53%(c)(d)		57,950,738	57,950,738

Total Short-Term Securities — 2.9% (Cost: $58,910,117)			58,910,117

Total Investments — 101.5% (Cost: $1,851,998,184)			2,054,182,551

Liabilities in Excess of Other Assets — (1.5)%			(30,724,768)

Net Assets — 100.0%			$2,023,457,783

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

8	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock High Equity Income Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/24	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,740,145	$—		$(777,226	)(a)	$(3,540)	$—	$959,379	958,899	$5,738	(b)	$—
BlackRock Liquidity Funds, T-Fund, Institutional Shares	19,702,202	38,248,536	(a)	—		—	—	57,950,738	57,950,738	1,460,538		—

						$(3,540)	$—	$58,910,117		$1,466,276		$—

(a)	Represents net amount purchased (sold).

(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$43,620,906	$9,167,336	$—	$52,788,242
Automobile Components	14,773,204	—	—	14,773,204
Automobiles	10,329,289	—	—	10,329,289
Banks	108,687,904	—	—	108,687,904
Beverages	11,459,186	11,874,430	—	23,333,616
Broadline Retail	26,635,599	—	—	26,635,599
Building Products	9,719,709	—	—	9,719,709
Capital Markets	20,881,254	—	—	20,881,254
Chemicals	30,080,357	—	—	30,080,357
Commercial Services & Supplies	—	4,892,740	—	4,892,740
Communications Equipment	16,056,390	—	—	16,056,390
Consumer Staples Distribution & Retail	14,874,710	—	—	14,874,710
Containers & Packaging	19,128,441	—	—	19,128,441
Diversified Telecommunication Services	11,975,303	—	—	11,975,303
Electric Utilities	37,325,224	—	—	37,325,224
Electrical Equipment	7,998,071	—	—	7,998,071
Electronic Equipment, Instruments & Components	9,920,337	—	—	9,920,337
Entertainment	24,083,313	—	—	24,083,313
Financial Services	56,397,486	—	—	56,397,486
Food Products	21,577,352	—	—	21,577,352
Health Care Equipment & Supplies	46,233,278	10,700,310	—	56,933,588
Health Care Providers & Services	125,402,117	—	—	125,402,117
Household Durables	13,464,950	—	—	13,464,950
Household Products	4,407,461	8,449,178	—	12,856,639
Industrial Conglomerates	—	7,978,754	—	7,978,754
Insurance	49,949,351	—	—	49,949,351
IT Services	22,368,574	—	—	22,368,574
Leisure Products	9,654,057	—	—	9,654,057
Life Sciences Tools & Services	10,759,305	—	—	10,759,305
Machinery	5,075,044	11,038,912	—	16,113,956

S C H E D U L E S O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock High Equity Income Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Media	$25,862,518	$20,644,636	$—	$46,507,154
Metals & Mining	20,482,373	—	—	20,482,373
Multi-Utilities	11,910,890	—	—	11,910,890
Oil, Gas & Consumable Fuels	33,935,855	30,419,914	—	64,355,769
Pharmaceuticals	8,076,520	28,244,457	—	36,320,977
Professional Services	60,504,256	—	—	60,504,256
Semiconductors & Semiconductor Equipment	3,811,035	10,282,984	—	14,094,019
Software	17,449,516	—	—	17,449,516
Specialized REITs	16,420,831	—	—	16,420,831
Technology Hardware, Storage & Peripherals	14,361,586	41,174,457	—	55,536,043
Textiles, Apparel & Luxury Goods	12,811,255	13,635,845	—	26,447,100
Tobacco	—	21,365,307	—	21,365,307
Equity-Linked Notes	—	756,938,367	—	756,938,367
Short-Term Securities
Money Market Funds	58,910,117	—	—	58,910,117

	$1,067,374,924	$986,807,627	$—	$2,054,182,551

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Equity-Linked Notes
Assets
Opening Balance, as of May 31, 2024	$20,384,632
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	(249,328)
Net change in unrealized appreciation (depreciation)(a)(b)	(101,215)
Purchases	—
Sales	(20,034,089)

Closing Balance, as of November 30, 2024	$—

Net change in unrealized appreciation (depreciation) on investments still held at November 30, 2024(b)	$—

(a)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.

(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at November 30, 2024, is generally due to investments no longer held or categorized as Level 3 at period end.

See notes to financial statements.

10	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Assets and Liabilities (unaudited)

November 30, 2024

	BlackRock Energy Opportunities Fund	BlackRock High Equity Income Fund

ASSETS
Investments, at value — unaffiliated(a)(b)	$317,089,999	$1,995,272,434
Investments, at value — affiliated(c)	6,998,958	58,910,117
Cash	41,149	233,667
Foreign currency, at value(d)	21,465	4,632,669
Receivables:
Investments sold	—	13,831,002
Securities lending income — affiliated	—	1,385
Capital shares sold	169,182	1,128,081
Dividends — unaffiliated	1,240,156	2,405,319
Dividends — affiliated	28,350	270,955
Interest — unaffiliated	—	5,336,755
From the Manager	7,461	58,337
Prepaid expenses	26,623	62,256

Total assets	325,623,343	2,082,142,977

LIABILITIES
Collateral on securities loaned	—	962,773
Payables:
Investments purchased	—	49,282,432
Administration fees	14,692	64,533
Capital shares redeemed	146,991	5,302,147
Income dividend distributions	—	1,146,576
Interest expense	3,270	—
Investment advisory fees	197,713	1,200,133
IRS compliance fee for foreign withholding tax claims	43,084	—
Trustees’ and Officer’s fees	1,895	4,292
Other accrued expenses	44,957	96,365
Other affiliate fees	14,661	—
Professional fees	52,580	12,915
Service and distribution fees	54,622	114,994
Transfer agent fees	167,508	498,034

Total liabilities	741,973	58,685,194

Commitments and contingent liabilities

NET ASSETS	$324,881,370	$2,023,457,783

NET ASSETS CONSIST OF:
Paid-in capital	$504,583,577	$1,917,951,761
Accumulated earnings (loss)	(179,702,207)	105,506,022

NET ASSETS	$324,881,370	$2,023,457,783

(a) Investments, at cost — unaffiliated	$206,269,982	$1,793,088,067
(b) Securities loaned, at value	$—	$952,255
(c) Investments, at cost — affiliated	$6,998,958	$58,910,117
(d) Foreign currency, at cost	$21,156	$4,563,854

S T A T E M E N T S O F A S S E T S A N D L I A B I L I T I E S	11

Statements of Assets and Liabilities (unaudited) (continued)

November 30, 2024

	BlackRock Energy Opportunities Fund	BlackRock High Equity Income Fund
NET ASSET VALUE

Institutional
Net assets	$111,331,564	$1,416,991,866

Shares outstanding	7,664,981	47,728,999

Net asset value	$14.52	$29.69

Shares authorized	Unlimited	Unlimited

Par value	$0.001	$0.001

Investor A
Net assets	$193,918,635	$308,168,406

Shares outstanding	13,784,079	12,407,813

Net asset value	$14.07	$24.84

Shares authorized	Unlimited	Unlimited

Par value	$0.001	$0.001

Investor C
Net assets	$19,631,171	$64,638,318

Shares outstanding	1,452,817	4,193,240

Net asset value	$13.51	$15.41

Shares authorized	Unlimited	Unlimited

Par value	$0.001	$0.001

Class K
Net assets	N/A	$233,659,193

Shares outstanding	N/A	7,875,151

Net asset value	N/A	$29.67

Shares authorized	N/A	Unlimited

Par value	N/A	$0.001

See notes to financial statements.

12	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Operations (unaudited)

Six Months Ended November 30, 2024

	BlackRock Energy Opportunities Fund	BlackRock High Equity Income Fund

INVESTMENT INCOME
Dividends — unaffiliated	$5,504,750	$16,884,543
Dividends — affiliated	130,159	1,460,538
Interest — unaffiliated	—	69,385,955
Securities lending income — affiliated — net	47	5,738
Foreign taxes withheld	(262,339)	(240,474)
Foreign withholding tax claims	223,271	—
IRS compliance fee for foreign withholding tax claims	(3,270)	—

Total investment income	5,592,618	87,496,300

EXPENSES
Investment advisory	1,213,389	7,876,611
Service and distribution — class specific	328,118	694,360
Transfer agent — class specific	230,374	890,994
Administration	68,759	394,943
Professional	41,516	20,024
Administration — class specific	32,361	200,750
Registration	29,239	63,077
Accounting services	27,121	72,969
Printing and postage	16,019	25,345
Custodian	12,573	56,576
Trustees and Officer	4,505	11,030
Miscellaneous	6,013	17,613

Total expenses excluding interest expense	2,009,987	10,324,292
Interest expense	1,529	32,729

Total expenses	2,011,516	10,357,021

Less:
Administration fees waived — class specific	(11,838)	(200,750)
Fees waived and/or reimbursed by the Manager	(2,258)	(510,386)
Transfer agent fees waived and/or reimbursed — class specific	(49,019)	(445,933)

Total expenses after fees waived and/or reimbursed	1,948,401	9,199,952

Net investment income	3,644,217	78,296,348

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	9,652,596	46,157,238
Investments — affiliated	(120)	(3,540)
Foreign currency transactions	10,202	(331,429)

	$9,662,678	$45,822,269

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(12,806,050)	(206,824)
Foreign currency translations	577	171,740

	(12,805,473)	(35,084)

Net realized and unrealized gain (loss)	(3,142,795)	45,787,185

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$501,422	$124,083,533

See notes to financial statements.

S T A T E M E N T S O F O P E R A T I O N S	13

Statements of Changes in Net Assets

	BlackRock Energy Opportunities Fund
	Six Months Ended 11/30/24 (unaudited)	Year Ended 05/31/24

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$3,644,217	$7,995,879
Net realized gain	9,662,678	20,452,624
Net change in unrealized appreciation (depreciation)	(12,805,473)	54,592,066

Net increase in net assets resulting from operations	501,422	83,040,569

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(1,225,993)	(4,041,903)
Investor A	(1,865,806)	(6,302,765)
Investor C	(113,685)	(458,800)

Decrease in net assets resulting from distributions to shareholders	(3,205,484)	(10,803,468)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(15,700,984)	(105,569,884)

NET ASSETS
Total decrease in net assets	(18,405,046)	(33,332,783)
Beginning of period	343,286,416	376,619,199

End of period	$324,881,370	$343,286,416

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

14	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Changes in Net Assets (continued)

	BlackRock High Equity Income Fund
	Six Months Ended 11/30/24 (unaudited)	Year Ended 05/31/24

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$78,296,348	$138,011,642
Net realized gain (loss)	45,822,269	(14,910,913)
Net change in unrealized appreciation (depreciation)	(35,084)	218,437,823

Net increase in net assets resulting from operations	124,083,533	341,538,552

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(55,324,971)	(101,737,937)
Investor A	(11,525,439)	(19,982,439)
Investor C	(2,163,298)	(3,614,308)
Class K	(9,055,466)	(13,231,823)

Decrease in net assets resulting from distributions to shareholders	(78,069,174)	(138,566,507)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(55,287,836)	(139,152,881)

NET ASSETS
Total increase (decrease) in net assets	(9,273,477)	63,819,164
Beginning of period	2,032,731,260	1,968,912,096

End of period	$2,023,457,783	$2,032,731,260

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S	15

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Energy Opportunities Fund

	Institutional
	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Period from 10/01/19 to 05/31/20		Year Ended 09/30/19

Net asset value, beginning of period	$14.60		$11.94	$13.73	$8.55	$6.64	$9.66		$12.34

Net investment income(a)	0.18		0.35	0.42	0.32	0.26	0.21		0.29
Net realized and unrealized gain (loss)	(0.11)		2.75	(1.88)	5.11	1.90	(2.93)		(2.66)

Net increase (decrease) from investment operations	0.07		3.10	(1.46)	5.43	2.16	(2.72)		(2.37)

Distributions from net investment income(b)	(0.15)		(0.44)	(0.33)	(0.25)	(0.25)	(0.30)		(0.31)

Net asset value, end of period	$14.52		$14.60	$11.94	$13.73	$8.55	$6.64		$9.66

Total Return(c)
Based on net asset value	0.51	%(d)	26.56%	(10.59)%	65.17%	33.50%	(29.02	)%(d)	(19.24)%

Ratios to Average Net Assets(e)
Total expenses	1.03	%(f)	1.07%	1.03%	1.11%	1.33%	1.40	%(f)(g)	1.30%

Total expenses after fees waived and/or reimbursed	0.91	%(f)	0.91%	0.91%	0.91%	0.91%	0.91	%(f)(g)	0.91%

Net investment income	2.55	%(f)	2.59%	3.28%	3.05%	3.75%	3.89	%(f)	2.91%

Supplemental Data
Net assets, end of period (000)	$111,332		$116,190	$153,530	$128,580	$52,377	$38,779		$23,579

Portfolio turnover rate	23%		35%	77%	75%	79%	39%		37%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

Reorganization, Audit and Printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.47% and 0.91%, respectively.

See notes to financial statements.

16	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Energy Opportunities Fund (continued)
	Investor A

	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Period from 10/01/19 to 05/31/20		Year Ended 09/30/19

Net asset value, beginning of period	$14.15		$11.58	$13.33	$8.31	$6.46	$9.39		$11.99

Net investment income(a)	0.15		0.29	0.37	0.27	0.23	0.18		0.24
Net realized and unrealized gain (loss)	(0.10)		2.67	(1.84)	4.97	1.84	(2.85)		(2.59)

Net increase (decrease) from investment operations	0.05		2.96	(1.47)	5.24	2.07	(2.67)		(2.35)

Distributions from net investment income(b)	(0.13)		(0.39)	(0.28)	(0.22)	(0.22)	(0.26)		(0.25)

Net asset value, end of period	$14.07		$14.15	$11.58	$13.33	$8.31	$6.46		$9.39

Total Return(c)
Based on net asset value	0.35	%(d)	26.06%	(10.97)%	64.51%	33.00%	(29.23	)%(d)	(19.61)%

Ratios to Average Net Assets(e)
Total expenses	1.30	%(f)	1.36%	1.33%	1.43%	1.73%	1.94	%(f)(g)	1.66%

Total expenses after fees waived and/or reimbursed	1.29	%(f)	1.32%	1.32%	1.32%	1.32%	1.32	%(f)(g)	1.33%

Net investment income	2.13	%(f)	2.22%	2.94%	2.66%	3.30%	3.65	%(f)	2.44%

Supplemental Data
Net assets, end of period (000)	$193,919		$209,291	$204,035	$232,979	$103,858	$72,733		$34,574

Portfolio turnover rate	23%		35%	77%	75%	79%	39%		37%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

Reorganization, Audit and Printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 2.00% and 1.32%, respectively.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	17

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Energy Opportunities Fund (continued)

	Investor C
	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Period from 10/01/19 to 05/31/20		Year Ended 09/30/19

Net asset value, beginning of period	$13.61		$11.14	$12.83	$8.01	$6.24	$9.03		$11.39

Net investment income(a)	0.11		0.19	0.27	0.19	0.17	0.14		0.14
Net realized and unrealized gain (loss)	(0.12)		2.57	(1.76)	4.79	1.77	(2.75)		(2.44)

Net increase (decrease) from investment operations	(0.01)		2.76	(1.49)	4.98	1.94	(2.61)		(2.30)

Distributions from net investment income(b)	(0.09)		(0.29)	(0.20)	(0.16)	(0.17)	(0.18)		(0.06)

Net asset value, end of period	$13.51		$13.61	$11.14	$12.83	$8.01	$6.24		$9.03

Total Return(c)
Based on net asset value	(0.08	)%(d)	25.20%	(11.57)%	63.37%	31.89%	(29.51	)%(d)	(20.21)%

Ratios to Average Net Assets(e)
Total expenses(f)	2.01	%(g)	2.10%	2.05%	2.16%	2.53%	2.61	%(g)(h)	2.35%

Total expenses after fees waived and/or reimbursed	2.00	%(g)	2.04%	2.03%	2.04%	2.04%	2.04	%(g)(h)	2.05%

Net investment income	1.66	%(g)	1.49%	2.22%	1.92%	2.60%	2.77	%(g)	1.48%

Supplemental Data
Net assets, end of period (000)	$19,631		$17,804	$19,054	$26,559	$10,699	$11,152		$7,554

Portfolio turnover rate	23%		35%	77%	75%	79%	39%		37%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the ratios were as follows:

	Six Months Ended 11/30/24 (unaudited)	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Period from 10/01/19 to 5/31/20	Year Ended 09/30/19

Expense ratios	N/A	N/A	N/A	N/A	N/A	2.61%	2.35%

(g)	Annualized.
(h)

Reorganization, Audit and Printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 2.67% and 2.04%, respectively.

See notes to financial statements.

18	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock High Equity Income Fund

	Institutional
	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22		Year Ended 05/31/21	Period from 10/01/19 to 05/31/20		Year Ended 09/30/19

Net asset value, beginning of period	$29.01		$26.23	$29.54	$29.99		$22.81	$26.57		$28.16

Net investment income(a)	1.15		1.89	1.86	1.99		1.81	0.94		1.24
Net realized and unrealized gain (loss)	0.68		2.78	(3.25)	(0.20)		7.13	(3.54)		(0.73)

Net increase (decrease) from investment operations	1.83		4.67	(1.39)	1.79		8.94	(2.60)		0.51

Distributions(b)
From net investment income	(1.15)		(1.89)	(1.86)	(1.95)		(1.76)	(1.16)		(1.05)
From net realized gain	—		—	(0.06)	(0.29)		—	—		(1.05)

Total distributions	(1.15)		(1.89)	(1.92)	(2.24)		(1.76)	(1.16)		(2.10)

Net asset value, end of period	$29.69		$29.01	$26.23	$29.54		$29.99	$22.81		$26.57

Total Return(c)
Based on net asset value	6.42	%(d)	18.41%	(4.70)%	6.28	%(e)	40.81%	(9.94	)%(d)	2.27%

Ratios to Average Net Assets(f)
Total expenses	0.98	%(g)	0.99%	1.00%	1.02%		1.12%	1.12	%(g)	1.12%

Total expenses after fees waived and/or reimbursed	0.85	%(g)	0.85%	0.85%	0.85%		0.85%	0.85	%(g)	0.85%

Net investment income	7.87	%(g)	6.89%	6.81%	6.76%		6.93%	5.63	%(g)	4.80%

Supplemental Data
Net assets, end of period (000)	$1,416,992		$1,446,440	$1,475,683	$953,582		$277,653	$128,474		$151,747

Portfolio turnover rate	54%		85%	126%	140%		146%	76%		79%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	19

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock High Equity Income Fund (continued)
	Investor A
	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22		Year Ended 05/31/21	Period from 10/01/19 to 05/31/20		Year Ended 09/30/19

Net asset value, beginning of period	$24.27		$21.94	$24.73	$25.16		$19.14	$22.43		$24.12

Net investment income(a)	0.93		1.53	1.49	1.58		1.42	0.75		1.00
Net realized and unrealized gain (loss)	0.57		2.32	(2.72)	(0.14)		6.03	(2.98)		(0.64)

Net increase (decrease) from investment operations	1.50		3.85	(1.23)	1.44		7.45	(2.23)		0.36

Distributions(b)
From net investment income	(0.93)		(1.52)	(1.50)	(1.58)		(1.43)	(1.06)		(1.00)
From net realized gain	—		—	(0.06)	(0.29)		—	—		(1.05)

Total distributions	(0.93)		(1.52)	(1.56)	(1.87)		(1.43)	(1.06)		(2.05)

Net asset value, end of period	$24.84		$24.27	$21.94	$24.73		$25.16	$19.14		$22.43

Total Return(c)
Based on net asset value	6.29	%(d)	18.14%	(4.96)%	5.99	%(e)	40.44%	(10.09	)%(d)	2.02%

Ratios to Average Net Assets(f)
Total expenses	1.22	%(g)	1.23%	1.24%	1.31%		1.40%	1.40	%(g)	1.37%

Total expenses after fees waived and/or reimbursed	1.10	%(g)	1.10%	1.10%	1.10%		1.10%	1.10	%(g)	1.10%

Net investment income	7.62	%(g)	6.65%	6.54%	6.41%		6.64%	5.35	%(g)	4.55%

Supplemental Data
Net assets, end of period (000)	$308,168		$303,692	$296,254	$293,050		$208,207	$172,696		$215,121

Portfolio turnover rate	54%		85%	126%	140%		146%	76%		79%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.

See notes to financial statements.

20	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock High Equity Income Fund (continued)

	Investor C

	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22		Year Ended 05/31/21	Period from 10/01/19 to 05/31/20		Year Ended 09/30/19

Net asset value, beginning of period	$15.06		$13.62	$15.37	$15.75		$11.98	$14.35		$16.19

Net investment income(a)	0.52		0.84	0.82	0.87		0.78	0.41		0.55
Net realized and unrealized gain (loss)	0.35		1.44	(1.68)	(0.09)		3.78	(1.88)		(0.45)

Net increase (decrease) from investment operations	0.87		2.28	(0.86)	0.78		4.56	(1.47)		0.10

Distributions(b)
From net investment income	(0.52)		(0.84)	(0.83)	(0.87)		(0.79)	(0.90)		(0.89)
From net realized gain	—		—	(0.06)	(0.29)		—	—		(1.05)

Total distributions	(0.52)		(0.84)	(0.89)	(1.16)		(0.79)	(0.90)		(1.94)

Net asset value, end of period	$15.41		$15.06	$13.62	$15.37		$15.75	$11.98		$14.35

Total Return(c)
Based on net asset value	5.87	%(d)	17.22%	(5.63)%	5.17	%(e)	39.41%	(10.52	)%(d)	1.30%

Ratios to Average Net Assets(f)
Total expenses	1.97	%(g)	1.98%	1.98%	2.04%		2.18%	2.16	%(g)	2.12%

Total expenses after fees waived and/or reimbursed	1.85	%(g)	1.85%	1.85%	1.85%		1.85%	1.85	%(g)	1.85%

Net investment income	6.86	%(g)	5.90%	5.80%	5.67%		5.85%	4.57	%(g)	3.84%

Supplemental Data
Net assets, end of period (000)	$64,638		$62,685	$59,276	$42,543		$22,379	$24,163		$36,132

Portfolio turnover rate	54%		85%	126%	140%		146%	76%		79%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	21

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock High Equity Income Fund (continued)

	Class K
	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22		Year Ended 05/31/21	Period from 04/21/20 to 05/31/20	(a)

Net asset value, beginning of period	$28.99		$26.21	$29.53	$30.00		$22.81	$21.04

Net investment income(b)	1.15		1.91	1.87	2.00		1.78	0.20
Net realized and unrealized gain (loss)	0.68		2.77	(3.25)	(0.21)		7.19	1.77

Net increase (decrease) from investment operations	1.83		4.68	(1.38)	1.79		8.97	1.97

Distributions(c)
From net investment income	(1.15)		(1.90)	(1.88)	(1.97)		(1.78)	(0.20)
From net realized gain	—		—	(0.06)	(0.29)		—	—

Total distributions	(1.15)		(1.90)	(1.94)	(2.26)		(1.78)	(0.20)

Net asset value, end of period	$29.67		$28.99	$26.21	$29.53		$30.00	$22.81

Total Return(d)
Based on net asset value	6.45	%(e)	18.48%	(4.68)%	6.27	%(f)	40.93%	9.35	%(e)

Ratios to Average Net Assets(g)
Total expenses	0.88	%(h)	0.88%	0.89%	0.98%		1.01%	0.99	%(h)

Total expenses after fees waived and/or reimbursed	0.80	%(h)	0.80%	0.80%	0.80%		0.80%	0.80	%(h)

Net investment income	7.91	%(h)	6.94%	6.88%	6.76%		6.94%	8.28	%(h)

Supplemental Data
Net assets, end of period (000)	$233,659		$219,915	$137,700	$535		$359	$288

Portfolio turnover rate	54%		85%	126%	140%		146%	76	%(i)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover is representative of the Fund for the entire year.

See notes to financial statements.

22	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited)

1. ORGANIZATION

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock Energy Opportunities Fund	Energy Opportunities	Non-Diversified
BlackRock High Equity Income Fund	High Equity Income	Diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional and Class K Shares	No	No	None
Investor A Shares	Yes	No(a)	None
Investor C Shares	No	Yes(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of November 30, 2024, if any, are disclosed in the Statements of Assets and Liabilities.

Consistent with U.S. GAAP accrual requirements for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that each Fund will sustain its position that it is due the reclaim.

N O T E S T O F I N A N C I A L S T A T E M E N T S	23

Notes to Financial Statements (unaudited) (continued)

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Bank Overdraft: The Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

Distributions: Distributions paid by each Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the Statements of Operations.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of each Fund (the “Board”) has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

24	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited) (continued)

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:

(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers

(ii) recapitalizations and other transactions across the capital structure

(iii) market or relevant indices multiples of comparable issuers

(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks

(v) quoted prices for similar investments or assets in active markets

(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates

(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics

(viii) relevant market news and other public sources.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

•

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. SECURITIES AND OTHER INVESTMENTS

Equity-Linked Notes: Equity-linked notes seek to generate income and provide exposure to the performance of an underlying security, group of securities or exchange-traded funds (the “underlying reference instrument”). In an equity-linked note, a fund purchases a note from a bank or broker-dealer and in return, the issuer provides for interest payments during the term of the note. At maturity or when the security is sold, a fund will either settle by taking physical delivery of the underlying reference instrument or by receipt of a cash settlement amount equal to the value of the note at termination or maturity. The use of equity-linked notes involves the risk that the value of the note changes unfavorably due to movements in the value of the underlying reference instrument. Equity-linked notes are considered general unsecured contractual obligations of the bank or broker-dealer. A fund must rely on the creditworthiness of the issuer for its investment returns.

Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

N O T E S T O F I N A N C I A L S T A T E M E N T S	25

Notes to Financial Statements (unaudited) (continued)

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Fund’s securities on loan by counterparty which are subject to offset under an MSLA:

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
High Equity Income
Citigroup Global Markets, Inc	$952,255	$(952,255)	$—	$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:

Investment Advisory Fees
Average Daily Net Assets	Energy Opportunities
First $1 billion	0.750%
$1 billion - $2 billion	0.700
$2 billion - $3 billion	0.675
Greater than $3 billion	0.650

Investment Advisory Fees
Average Daily Net Assets	High Equity Income
First $1 billion	0.810%
$1 billion - $3 billion	0.760
$3 billion - $5 billion	0.730
$5 billion - $10 billion	0.700
Greater than $10 billion	0.680

26	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited) (continued)

With respect to Energy Opportunities, the Manager entered into separate sub-advisory agreements with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL, for services it provides for that portion of each applicable Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.

Service and Distribution Fees: The Trust, on behalf of each Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

Share Class	Service Fees	Distribution Fees
Investor A	0.25%	N/A
Investor C	0.25	0.75%

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended November 30, 2024, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

Fund Name	Investor A	Investor C	Total
BlackRock Energy Opportunities Fund	$244,133	$83,985	$328,118
BlackRock High Equity Income Fund	378,893	315,467	694,360

Administration: The Trust, on behalf of each Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fees
First $500 million	0.0425%
$500 million - $1 billion	0.0400
$1 billion - $2 billion	0.0375
$2 billion - $4 billion	0.0350
$4 billion - $13 billion	0.0325
Greater than $13 billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the six months ended November 30, 2024, the following table shows the class specific administration fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Investor C	Class K	Total
Energy Opportunities	$11,090	$19,587	$1,684	$—	$32,361
High Equity Income	141,124	30,355	6,318	22,953	200,750

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended November 30, 2024, the Funds did not pay any amounts to affiliates in return for these services.

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended November 30, 2024, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

Fund Name	Institutional	Investor A	Investor C	Class K	Total
Energy Opportunities	$1,185	$12,833	$1,691	$—	$15,709
High Equity Income	2,450	12,617	2,087	376	17,530

For the six months ended November 30, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Investor C	Class K	Total
Energy Opportunities	$74,948	$145,981	$9,445	$—	$230,374
High Equity Income	712,978	141,564	29,181	7,271	890,994

N O T E S T O F I N A N C I A L S T A T E M E N T S	27

Notes to Financial Statements (unaudited) (continued)

Other Fees: For the six months ended November 30, 2024, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

Fund Name	Amounts
Energy Opportunities	$4,768
High Equity Income	13,295

For the six months ended November 30, 2024, affiliates received CDSCs as follows:

Share Class	Energy Opportunities	High Equity Income
Investor A	$—	$308
Investor C	608	846

Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended November 30, 2024, the amounts waived were as follows:

Fund Name	Amounts Waived
Energy Opportunities	$1,950
High Equity Income	20,007

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended November 30, 2024, there were no fees waived by the Manager pursuant to this arrangement.

With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Fund Name	Institutional	Investor A	Investor C	Class K
Energy Opportunities	0.91%	1.32%	2.04%	0.91	%(a)
High Equity Income	0.85	1.10	1.85	0.80%

(a)	There were no shares outstanding as of November 30, 2024.

The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended November 30, 2024, the amounts included in the Statements of Operations were as follows:

Fund Name	Amounts Waived
Energy Opportunities	$308
High Equity Income	490,379

In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statements of Operations. For the six months ended November 30, 2024, class specific expense waivers and/or reimbursements were as follows:

	Administration Fees Waived by the Manager - Class Specific
Fund Name	Institutional	Investor A	Investor C	Class K	Total
Energy Opportunities	$11,090	$676	$72	$—	$11,838
High Equity Income	141,124	30,355	6,318	22,953	200,750

	Transfer Agent Fees Waived and/or Reimbursed by the Manager - Class Specific
Fund Name	Institutional	Investor A	Investor C	Class K	Total
Energy Opportunities	$48,376	$577	$66	$—	$49,019
High Equity Income	361,071	65,136	12,954	6,772	445,933

28	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited) (continued)

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral, (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, Energy Opportunities retain 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Pursuant to the current securities lending agreement, High Equity Income retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, Energy Opportunities, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. High Equity Income, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended November 30, 2024, each Fund paid BIM the following amounts for securities lending agent services:

Fund Name	Amounts
High Equity Income	$1,208

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

6.	PURCHASES AND SALES

For the six months ended November 30, 2024, purchases and sales of investments, excluding short-term securities and equity-linked notes, were as follows:

Fund Name	Purchases	Sales
Energy Opportunities	$74,526,749	$93,161,996
High Equity Income	680,994,948	837,490,868

7.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of November 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Funds’ NAV.

N O T E S T O F I N A N C I A L S T A T E M E N T S	29

Notes to Financial Statements (unaudited) (continued)

As of May 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

Fund Name	Non-Expiring Capital Loss Carryforwards
Energy Opportunities	$(292,466,462)
High Equity Income	(54,064,620)

As of November 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Energy Opportunities	$224,633,068	$103,028,385	$(3,572,496)	$99,455,889
High Equity Income	1,940,038,181	175,191,440	(61,047,070)	114,144,370

8.	BANK BORROWINGS

The Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended November 30, 2024, the Fund did not borrow under the credit agreement.

9.	PRINCIPAL RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

30	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited) (continued)

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the certain Funds invest.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

10.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 11/30/24		Year Ended 05/31/24

Fund Name/Share Class	Shares	Amount	Shares	Amount

Energy Opportunities

Institutional

Shares sold	1,172,581	$16,557,880	7,173,629	$97,116,078

Shares issued in reinvestment of distributions	84,351	1,223,090	314,646	4,030,855

Shares redeemed	(1,547,686)	(21,789,272)	(12,393,223)	(165,638,410)

	(290,754)	$(4,008,302)	(4,904,948)	$(64,491,477)

Investor A

Shares sold and automatic conversion of shares	1,359,613	$18,682,913	3,464,629	$45,743,773

Shares issued in reinvestment of distributions	130,565	1,837,044	500,381	6,209,339

Shares redeemed	(2,494,762)	(34,191,365)	(6,800,384)	(88,026,155)

	(1,004,584)	$(13,671,408)	(2,835,374)	$(36,073,043)

Investor C

Shares sold	311,769	$4,189,684	176,928	$2,249,456

Shares issued in reinvestment of distributions	8,313	112,643	38,007	455,047

Shares redeemed and automatic conversion of shares	(175,864)	(2,323,601)	(617,417)	(7,709,867)

	144,218	$1,978,726	(402,482)	$(5,005,364)

	(1,151,120)	$(15,700,984)	(8,142,804)	$(105,569,884)

High Equity Income

Institutional

Shares sold	5,704,543	$165,977,540	21,509,286	$588,083,365

Shares issued in reinvestment of distributions	1,814,815	53,200,534	3,537,819	97,630,330

Shares redeemed	(9,657,041)	(280,540,708)	(31,448,082)	(861,048,299)

	(2,137,683)	$(61,362,634)	(6,400,977)	$(175,334,604)

Investor A

Shares sold and automatic conversion of shares	630,539	$15,316,918	1,989,055	$45,453,814

Shares issued in reinvestment of distributions	461,284	11,313,184	840,974	19,429,061

Shares redeemed	(1,198,947)	(29,147,190)	(3,817,910)	(87,203,434)

	(107,124)	$(2,517,088)	(987,881)	$(22,320,559)

N O T E S T O F I N A N C I A L S T A T E M E N T S	31

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 11/30/24		Year Ended 05/31/24

Fund Name/Share Class	Shares	Amount	Shares	Amount

High Equity Income (continued)

Investor C

Shares sold	238,281	$3,606,228	608,558	$8,640,528

Shares issued in reinvestment of distributions	142,428	2,163,298	250,046	3,586,042

Shares redeemed and automatic conversions of shares	(349,376)	(5,295,300)	(1,050,128)	(14,933,876)

	31,333	$474,226	(191,524)	$(2,707,306)

Class K

Shares sold	641,113	$18,360,600	3,626,200	$96,784,712

Shares issued in reinvestment of distributions	308,856	9,052,810	473,682	13,113,564

Shares redeemed	(661,109)	(19,295,750)	(1,767,169)	(48,688,688)

	288,860	$8,117,660	2,332,713	$61,209,588

	(1,924,614)	$(55,287,836)	(5,247,669)	$(139,152,881)

As of November 30, 2024, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 11,882 Class K Shares of High Equity Income.

11.	FOREIGN WITHHOLDINGS TAX CLAIMS

The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which each of the Funds is able to pass through to shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.

Certain of the outstanding foreign tax reclaims are not deemed by the Funds to meet the recognition criteria under U.S. GAAP as of November 30, 2024 and have not been recorded in the applicable Fund’s net asset value. The recognition by the Funds of these amounts would have a positive impact on the applicable Fund’s performance. If a Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund’s NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.

Energy Opportunities is seeking, a closing agreement with the IRS to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. The Fund has accrued a liability for the estimated IRS compliance fee related to foreign withholding tax claims, which is disclosed in the Statements of Assets and Liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

32	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Additional Information

Changes in and Disagreements with Accountants

Not applicable.

Proxy Results

Not applicable.

Remuneration Paid to Trustees, Officers, and Others

Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Funds.

General Information

Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1. Access the BlackRock website at blackrock.com

2. Select “Access Your Account”

3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

A D D I T I O N A L I N F O R M A T I O N	33

Additional Information (continued)

Fund and Service Providers

Investment Adviser and Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Adviser(a)

BlackRock International Limited

Edinburgh, EH3 8BL

United Kingdom

Accounting Agent and Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Custodian

The Bank of New York Mellon

New York, NY 10286

(a) BlackRock Energy Opportunities Fund.

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02110

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Trust

100 Bellevue Parkway

Wilmington, DE 19809

34	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Glossary of Terms Used in this Report

Currency Abbreviation

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	35

Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

NOVEMBER 30, 2024

2024 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock FundsSM

• BlackRock Advantage International Fund

• BlackRock Advantage Large Cap Growth Fund

• BlackRock Advantage Small Cap Core Fund

BlackRock Large Cap Series Funds, Inc.

• BlackRock Advantage Large Cap Core Fund

• BlackRock Advantage Large Cap Value Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

D E R I V A T I V E F I N A N C I A L I N S T R U M E N T S	3

Schedule of Investments (unaudited) November 30, 2024	BlackRock Advantage International Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.7%
AGL Energy Ltd.	763,130	$5,583,843
Aristocrat Leisure Ltd.	255,763	11,342,129
BHP Group Ltd.	1,335,308	35,211,040
Cochlear Ltd.	4,755	946,811
Coles Group Ltd.	20,639	250,651
Commonwealth Bank of Australia	153,295	15,914,202
Computershare Ltd.	275,880	5,748,008
Glencore PLC	1,867,104	9,040,903
GPT Group (The)	659,251	2,050,453
IGO Ltd.	84,713	269,593
Macquarie Group Ltd.	49,009	7,412,321
Medibank Pvt Ltd.	96,424	240,808
National Australia Bank Ltd.	49,639	1,270,664
Northern Star Resources Ltd.	562,341	6,448,154
Orica Ltd.	23,121	273,955
QBE Insurance Group Ltd.	63,734	832,653
REA Group Ltd.	61,279	10,106,768
Rio Tinto PLC	31,656	1,990,305
Rocketboots Ltd.(a)(b)	1,389	81
Santos Ltd.	610,555	2,639,278
Scentre Group	1,492,844	3,591,368
Sonic Healthcare Ltd.	176,773	3,304,262
South32 Ltd.	130,120	315,786
Telstra Group Ltd.	2,976,096	7,664,082
Transurban Group	737,146	6,171,560
Wesfarmers Ltd.	179,869	8,454,550
Westpac Banking Corp.	146,478	3,197,939
Worley Ltd.	363,632	3,300,382

		153,572,549

Austria — 0.3%
Erste Group Bank AG	80,168	4,400,459
OMV AG	54,815	2,197,810

		6,598,269

Belgium — 0.5%
Ageas SA/NV	57,925	2,927,985
Groupe Bruxelles Lambert NV	18,220	1,262,163
KBC Group NV	105,831	7,652,645

		11,842,793

China — 0.5%
BOC Hong Kong Holdings Ltd.	571,500	1,763,365
Budweiser Brewing Co. APAC Ltd.(c)	1,916,000	1,835,158
Yangzijiang Shipbuilding Holdings Ltd.	5,090,200	9,159,730

		12,758,253

Denmark — 2.7%
AP Moller - Maersk A/S, Class A	27	44,381
AP Moller - Maersk A/S, Class B, NVS	6,189	10,532,877
Genmab A/S(a)	13,405	2,889,076
Novo Nordisk A/S, Class B	399,950	42,862,579
Vestas Wind Systems A/S(a)	296,137	4,636,741

		60,965,654

Finland — 1.0%
Nokia Oyj	342,293	1,437,782
Nordea Bank Abp	1,353,982	15,299,331
Stora Enso Oyj, R Shares	204,346	1,985,098
Wartsila Oyj Abp	180,223	3,279,867

		22,002,078

France — 7.7%
Amundi SA(c)	22,945	1,494,654

Security	Shares	Value

France (continued)
AXA SA	72,399	$2,523,314
BNP Paribas SA	501,929	30,003,191
Bouygues SA	21,512	640,340
Bureau Veritas SA	91,128	2,775,265
Capgemini SE	28,776	4,625,748
Cie Generale des Etablissements Michelin SCA	30,345	987,213
Credit Agricole SA	895,470	11,992,911
Danone SA	213,396	14,596,235
Dassault Aviation SA	302	60,175
Dassault Systemes SE	215,211	7,428,402
Eiffage SA	73,398	6,627,153
Engie SA	789,657	12,587,889
Gaztransport Et Technigaz SA	1,081	157,399
Gecina SA	17,643	1,777,206
Hermes International SCA	46	100,401
Ipsen SA	4,783	553,152
Kering SA	19,058	4,462,564
L’Oreal SA	10,473	3,644,040
LVMH Moet Hennessy Louis Vuitton SE	37,307	23,387,359
Orange SA	243,181	2,591,831
Publicis Groupe SA	74,562	8,099,664
Safran SA	73,136	17,065,867
Sanofi SA	31,813	3,089,910
Valeo SE	481,523	4,010,471
Veolia Environnement SA	393,405	11,468,019

		176,750,373

Germany — 10.1%
adidas AG, Class N	127,526	30,157,231
Allianz SE, Registered Shares	101,230	31,337,226
Bayer AG, Registered Shares	195,770	4,018,935
Continental AG	55,713	3,666,532
Deutsche Bank AG, Registered Shares	414,008	7,041,553
Deutsche Post AG, Registered Shares	26,018	957,328
Deutsche Telekom AG, Registered Shares	1,229,013	39,317,286
Evonik Industries AG	158,947	2,922,126
Fresenius Medical Care AG	74,011	3,257,411
Fresenius SE & Co. KGaA(a)	204,235	7,189,249
GEA Group AG	2,868	143,610
Hannover Rueck SE, Registered Shares	13,372	3,494,830
Henkel AG & Co. KGaA	18,515	1,405,797
Henkel AG & Co. KGaA, Preference Shares, NVS	41,127	3,509,907
Hugo Boss AG	16	544
Infineon Technologies AG, Class N	209,859	6,840,748
Merck KGaA	30,575	4,582,706
Rational AG	467	437,380
SAP SE	241,163	57,267,985
Scout24 SE(c)	5,882	530,364
Siemens AG, Registered Shares	81,179	15,769,660
Siemens Energy AG(a)	51,512	2,794,637
Siemens Healthineers AG(c)	18,925	1,027,550
Symrise AG	474	52,435
Zalando SE(a)(c)	143,790	4,496,598

		232,219,628

Hong Kong — 1.6%
AIA Group Ltd.	724,000	5,451,430
CLP Holdings Ltd.	357,000	3,007,023
Hang Seng Bank Ltd.	11,000	131,244
Hong Kong & China Gas Co. Ltd.	2,253,000	1,714,330
Hong Kong Exchanges & Clearing Ltd.	91,600	3,448,392
Jardine Matheson Holdings Ltd.	14,000	611,240
Link REIT	1,134,700	4,963,347
Prudential PLC	1,701,347	13,943,717

4	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Advantage International Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Sino Land Co. Ltd.	570,000	$558,880
Sun Hung Kai Properties Ltd.	47,500	474,712
WH Group Ltd.(c)	3,269,000	2,605,906

		36,910,221

India — 0.0%
AceVector Ltd. (Acquired 05/07/14, cost $804,375)(a)(d)(e)	172,800	65,851

Ireland — 0.2%
Kerry Group PLC, Class A	41,111	3,976,924

Israel — 0.5%
Bank Hapoalim BM	168,991	1,942,366
Bank Leumi Le-Israel BM	87,892	1,001,625
Israel Discount Bank Ltd., Class A	142,605	938,797
Mizrahi Tefahot Bank Ltd.	53,777	2,326,119
Nice Ltd.(a)	26,444	4,772,313

		10,981,220

Italy — 2.5%
A2A SpA	1,897,103	4,285,088
Banca Monte dei Paschi di Siena SpA	2,393,835	15,735,173
Banco BPM SpA	108,275	825,046
Enel SpA	2,069,099	14,900,601
Generali	57,270	1,638,505
Intesa Sanpaolo SpA	1,944,995	7,465,941
Mediobanca Banca di Credito Finanziario SpA	65,099	950,063
MFE-MediaForEurope NV, Class A	23	69
MFE-MediaForEurope NV, Class B	2	8
Moncler SpA	4,077	199,652
Poste Italiane SpA(c)	200,270	2,811,990
Prysmian SpA	9,146	603,287
Recordati Industria Chimica e Farmaceutica SpA	30,333	1,652,898
Saipem SpA(a)	987,738	2,549,140
Terna - Rete Elettrica Nazionale	5,575	47,184
UniCredit SpA	95,423	3,665,374

		57,330,019

Japan — 23.3%
Amada Co. Ltd.	302,900	2,922,039
Asahi Intecc Co. Ltd.	65,700	1,141,164
Asahi Kasei Corp.	696,500	4,977,727
Astellas Pharma, Inc.	855,100	8,904,009
Bandai Namco Holdings, Inc.	44,600	944,139
Canon, Inc.	380,600	12,399,106
Concordia Financial Group Ltd.	28,900	173,472
Dai-ichi Life Holdings, Inc.	124,000	3,361,052
Daiichi Sankyo Co. Ltd.	244,700	7,770,633
Daikin Industries Ltd.	154,300	18,667,976
Daito Trust Construction Co. Ltd.	21,400	2,388,849
Daiwa House Industry Co. Ltd.	214,900	6,766,058
Daiwa Securities Group, Inc.	177,800	1,196,200
DMG Mori Co. Ltd.	198,200	3,384,359
FANUC Corp.	309,000	8,028,204
Fast Retailing Co. Ltd.	28,500	9,766,150
Fujitsu Ltd.	644,800	12,388,357
Hirose Electric Co. Ltd.	24,600	2,964,185
Hitachi Ltd.	552,500	13,923,472
Honda Motor Co. Ltd.	491,000	4,236,345
Horiba Ltd.	11,700	671,135
J Front Retailing Co. Ltd.	384,800	4,586,081
Japan Exchange Group, Inc.	128,100	1,550,146
Japan Metropolitan Fund Invest	4,359	2,660,028
Japan Post Bank Co. Ltd.	182,600	1,727,809

Security	Shares	Value

Japan (continued)
Japan Post Holdings Co. Ltd.	252,800	$2,535,204
Japan Post Insurance Co. Ltd.	11,800	247,457
Japan Tobacco, Inc.	73,400	2,070,608
Kakaku.com, Inc.	83,300	1,398,235
Kao Corp.	22,600	983,337
KDDI Corp.	190,700	6,303,080
Koito Manufacturing Co. Ltd.	11,400	148,501
Komatsu Ltd.	88,100	2,385,402
Kyocera Corp.	573,600	5,657,052
Lixil Corp.	96,500	1,103,076
Makita Corp.	1,600	50,243
Marubeni Corp.	242,800	3,664,687
Mazda Motor Corp.	6,800	43,364
Mitsubishi Chemical Group Corp.	908,300	4,778,664
Mitsubishi Corp.	83,700	1,417,383
Mitsubishi Electric Corp.	541,600	9,196,020
Mitsubishi HC Capital, Inc.	95,900	647,074
Mitsubishi UFJ Financial Group, Inc.	1,560,600	18,627,190
Mitsui Fudosan Co. Ltd.	182,700	1,531,624
Mizuho Financial Group, Inc.	321,600	8,120,249
MS&AD Insurance Group Holdings, Inc.	168,900	3,782,509
Murata Manufacturing Co. Ltd.	1,234,400	20,654,928
NEC Corp.	8,600	735,286
Nexon Co. Ltd.	4,900	67,393
Nidec Corp.	201,200	3,710,870
Nomura Holdings, Inc.	3,200,100	19,401,019
Nomura Real Estate Holdings, Inc.	44,500	1,106,236
Nomura Research Institute Ltd.	10,800	330,702
Obayashi Corp.	257,100	3,673,860
Oji Holdings Corp.	443,400	1,637,433
Olympus Corp.	72,900	1,152,649
Ono Pharmaceutical Co. Ltd.	120,200	1,380,996
ORIX Corp.	164,900	3,711,929
Panasonic Holdings Corp.	952,000	9,287,738
Rakuten Group, Inc.(a)	404,300	2,330,040
Recruit Holdings Co. Ltd.	534,300	37,164,663
Resona Holdings, Inc.	268,100	2,242,271
Santen Pharmaceutical Co. Ltd.	214,700	2,472,477
SBI Holdings, Inc.	2,600	65,732
Shimizu Corp.	34,100	271,136
Shionogi & Co. Ltd.	161,000	2,283,741
Skylark Holdings Co. Ltd.	105,700	1,609,144
SoftBank Corp.	3,806,100	4,919,424
SoftBank Group Corp.	136,700	8,194,774
Sompo Holdings, Inc.	150,000	3,963,342
Sony Group Corp.	1,909,700	38,339,769
Subaru Corp.	345,200	5,539,294
Sumitomo Chemical Co. Ltd.	4,338,600	10,527,544
Sumitomo Corp.	414,600	8,899,035
Sumitomo Mitsui Financial Group, Inc.	671,200	16,565,778
Sumitomo Mitsui Trust Group, Inc.	370,600	9,291,607
Suzuki Motor Corp.	1,073,600	11,417,012
T&D Holdings, Inc.	102,400	1,941,010
Takeda Pharmaceutical Co. Ltd.	756,300	20,620,652
TDK Corp.	51,800	671,407
Terumo Corp.	441,800	9,023,755
Tokio Marine Holdings, Inc.	250,100	9,325,880
Tokyo Electron Ltd.	156,700	24,567,767
Tokyu Fudosan Holdings Corp.	70,900	465,020
Toyota Industries Corp.	47,700	3,565,592
Toyota Motor Corp.	359,400	6,140,887
Toyota Tsusho Corp.	227,300	3,889,041

S C H E D U L E S O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Advantage International Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Ulvac, Inc.	7,200	$297,079
Unicharm Corp.	135,100	3,519,718
USS Co. Ltd.	19,100	177,119
Z Holdings Corp.	1,805,900	4,983,149

		534,325,552

Luxembourg — 0.0%
SES SA	9	31

Netherlands — 3.7%
Adyen NV(a)(c)	2,093	3,046,390
Aegon Ltd.	737,647	4,763,564
Argenx SE(a)	5,982	3,691,883
ASML Holding NV	50,167	34,279,572
EXOR NV	13,044	1,288,352
ING Groep NV	1,093,072	16,874,160
Koninklijke Philips NV(a)	583,574	15,962,919
Wolters Kluwer NV, Class C	36,091	6,023,282

		85,930,122

New Zealand — 0.6%
Xero Ltd.(a)	113,974	12,978,473

Norway — 0.8%
Aker BP ASA	37,514	771,376
DNB Bank ASA	232,635	4,868,483
Equinor ASA	190,361	4,613,876
Kongsberg Gruppen ASA	29,881	3,521,237
Telenor ASA	369,522	4,350,881

		18,125,853

Singapore — 2.3%
CapitaLand Integrated Commercial Trust	251,400	368,140
DBS Group Holdings Ltd.	494,860	15,702,816
Singapore Telecommunications Ltd.	7,969,100	18,456,901
STMicroelectronics NV	520,869	13,356,634
United Overseas Bank Ltd.	163,500	4,439,149

		52,323,640

Spain — 1.6%
ACS Actividades de Construccion y Servicios SA	156,281	7,263,509
Banco Bilbao Vizcaya Argentaria SA	784,323	7,408,838
Banco Santander SA	4,921,647	22,721,335

		37,393,682

Sweden — 2.3%
AddTech AB, B Shares	44,158	1,215,659
Alfa Laval AB	92,450	3,939,150
Assa Abloy AB, Class B	91,385	2,806,634
Atlas Copco AB, B Shares	28,879	408,400
Electrolux AB, Class B(a)	117,884	881,861
Hexagon AB, B Shares	785,275	6,694,686
Investor AB, B Shares	226,026	6,201,368
Skanska AB, B Shares	110,702	2,311,294
Svenska Handelsbanken AB, A Shares	906,433	9,427,281
Swedbank AB, A Shares	656,971	12,869,418
Telefonaktiebolaget LM Ericsson, B Shares	642,653	5,221,378
Volvo AB, B Shares	43,483	1,083,051

		53,060,180

Switzerland — 7.8%
ABB Ltd., Registered Shares	575,826	32,873,443
Belimo Holding AG, Registered Shares	3,205	2,148,765
Cie Financiere Richemont SA, Registered Shares	119,596	16,729,291
DSM-Firmenich AG	154,096	16,926,519
Givaudan SA, Registered Shares	3,703	16,336,766
Logitech International SA, Registered Shares	85,252	6,928,302

Security	Shares	Value

Switzerland (continued)
Medmix AG(c)	2	$19
Nestlé SA, Registered Shares	145,904	12,670,264
Novartis AG, Registered Shares	493,534	52,324,188
Schindler Holding AG, NVS	1,409	407,426
Schindler Holding AG, Registered Shares	178	50,492
SGS SA, Registered Shares	11,829	1,175,021
Zurich Insurance Group AG, Class N	31,634	20,078,548

		178,649,044

United Kingdom — 13.6%
AstraZeneca PLC	129,300	17,500,052
Auto Trader Group PLC(c)	193,538	2,067,353
Aviva PLC	20,697	127,465
B&M European Value Retail SA	90,314	398,903
BAE Systems PLC	1,165,878	18,222,526
British American Tobacco PLC	595,494	22,617,063
British Land Co. PLC (The)	398,984	1,973,654
Bunzl PLC	9,598	434,663
Centrica PLC	745,498	1,209,073
CK Hutchison Holdings Ltd.	3,083,000	16,122,565
Close Brothers Group PLC(a)	15	43
Compass Group PLC	636,619	21,812,949
Direct Line Insurance Group PLC	219,470	655,210
Dunelm Group PLC	24	349
Experian PLC	421,527	20,150,572
Halma PLC	16,254	560,260
HSBC Holdings PLC	542,845	5,058,922
IG Group Holdings PLC	15,460	188,360
IMI PLC	17,522	405,916
Imperial Brands PLC	451,717	14,773,989
Informa PLC	1,340,257	14,621,125
International Consolidated Airlines Group SA	172,251	572,406
Intertek Group PLC	129,032	7,747,196
J Sainsbury PLC	1,221,909	4,063,536
Johnson Matthey PLC	319,338	5,524,487
Marks & Spencer Group PLC	313,125	1,526,374
NatWest Group PLC	1,496,066	7,673,837
Ocado Group PLC(a)	10,864	43,697
RELX PLC	250,401	11,804,933
Rolls-Royce Holdings PLC(a)	1,910,141	13,587,697
Sage Group PLC (The)	453,933	7,578,893
Shell PLC	1,441,207	46,316,183
Smiths Group PLC	302,708	6,822,795
Standard Chartered PLC	322,705	3,989,596
Tesco PLC	3,835,324	17,889,786
Unilever PLC	203,211	12,168,662
Vodafone Group PLC	6,028,417	5,439,092

		311,650,182

United States — 5.8%
Alcon AG	15,392	1,370,281
BP PLC	1,789,082	8,761,220
CSL Ltd.	70,354	12,970,611
GSK PLC	1,364,264	23,176,536
Holcim AG	55,457	5,652,146
Roche Holding AG, NVS	177,353	51,530,064
Roche Holding AG	7,313	2,251,369
Schneider Electric SE	103,929	26,774,306

		132,486,533

Total Long-Term Investments — 96.1% (Cost: $1,968,864,010)		2,202,897,124

6	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Advantage International Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 2.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(f)(g)(h)	448	$448
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.53%(f)(g)	65,052,362	65,052,362

Total Short-Term Securities — 2.8% (Cost: $65,052,810)		65,052,810

Total Investments — 98.9% (Cost: $2,033,916,820)		2,267,949,934

Other Assets Less Liabilities — 1.1%		25,804,371

Net Assets — 100.0%		$2,293,754,305

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $65,851, representing 0.0% of its net assets as of period end, and an original cost of $804,375.

(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/24	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$760,404	$—		$(760,388	)(a)	$432	$—	$448	448	$1,318	(b)	$—
BlackRock Liquidity Funds, T-Fund, Institutional Shares	60,864,854	4,187,508	(a)	—		—	—	65,052,362	65,052,362	1,242,982		—

						$432	$—	$65,052,810		$1,244,300		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI EAFE Index	583	12/20/24	$67,969	$915,046

S C H E D U L E S O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Advantage International Fund

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$915,046	$—	$—	$—	$915,046

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended November 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(1,941,338)	$—	$—	$—	$(1,941,338)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$712,518	$—	$—	$—	$712,518

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$51,993,040

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Australia	$81	$153,572,468	$—	$153,572,549
Austria	—	6,598,269	—	6,598,269
Belgium	—	11,842,793	—	11,842,793
China	—	12,758,253	—	12,758,253
Denmark	—	60,965,654	—	60,965,654
Finland	—	22,002,078	—	22,002,078
France	—	176,750,373	—	176,750,373
Germany	4,915,704	227,303,924	—	232,219,628
Hong Kong	611,240	36,298,981	—	36,910,221
India	—	—	65,851	65,851
Ireland	—	3,976,924	—	3,976,924
Israel	—	10,981,220	—	10,981,220
Italy	8	57,330,011	—	57,330,019
Japan	—	534,325,552	—	534,325,552
Luxembourg	—	31	—	31
Netherlands	—	85,930,122	—	85,930,122
New Zealand	—	12,978,473	—	12,978,473

8	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Advantage International Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Norway	$4,350,881	$13,774,972	$—	$18,125,853
Singapore	—	52,323,640	—	52,323,640
Spain	—	37,393,682	—	37,393,682
Sweden	—	53,060,180	—	53,060,180
Switzerland	19	178,649,025	—	178,649,044
United Kingdom	188,752	311,461,430	—	311,650,182
United States	—	132,486,533	—	132,486,533
Short-Term Securities
Money Market Funds	65,052,810	—	—	65,052,810

	$75,119,495	$2,192,764,588	$65,851	$2,267,949,934

Derivative Financial Instruments(a)
Assets
Equity Contracts	$915,046	$—	$—	$915,046

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) November 30, 2024	BlackRock Advantage Large Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.4%
Lockheed Martin Corp.	894	$473,292
Northrop Grumman Corp.	11,255	5,511,011

		5,984,303

Automobiles — 3.2%
Tesla, Inc.(a)	126,967	43,823,930

Banks — 0.1%
Bank of America Corp.	20,366	967,589

Biotechnology — 1.1%
Amgen, Inc.	12,503	3,536,723
Biogen, Inc.(a)	21,811	3,503,501
BioMarin Pharmaceutical, Inc.(a)	11,048	729,499
Natera, Inc.(a)	14,202	2,382,811
Neurocrine Biosciences, Inc.(a)	39,577	5,016,385
Regeneron Pharmaceuticals, Inc.(a)	935	701,456

		15,870,375

Broadline Retail — 5.2%
Amazon.com, Inc.(a)	334,309	69,499,498
MercadoLibre, Inc.(a)	1,609	3,194,138

		72,693,636

Building Products — 0.6%
Trane Technologies PLC	20,903	8,700,247

Capital Markets — 1.5%
CME Group, Inc., Class A	27,508	6,546,904
Intercontinental Exchange, Inc.	5,001	804,961
Moody’s Corp.	10,787	5,393,284
Morgan Stanley	13,525	1,780,025
S&P Global, Inc.	11,994	6,266,985

		20,792,159

Chemicals — 0.0%
Cabot Corp.	1	110

Commercial Services & Supplies — 2.9%
Cintas Corp.	107,184	24,201,076
Waste Management, Inc.	67,710	15,452,776

		39,653,852

Communications Equipment — 1.6%
Arista Networks, Inc.(a)	29,192	11,846,698
Motorola Solutions, Inc.	19,626	9,807,112

		21,653,810

Construction & Engineering — 0.3%
Comfort Systems U.S.A., Inc.	3,981	1,963,708
EMCOR Group, Inc.	2,737	1,396,199
MasTec, Inc.(a)	1,971	283,942

		3,643,849

Consumer Staples Distribution & Retail — 3.1%
Costco Wholesale Corp.	35,482	34,484,246
Walmart, Inc.	93,126	8,614,155

		43,098,401

Electrical Equipment — 0.8%
Eaton Corp. PLC	29,835	11,200,656

Electronic Equipment, Instruments & Components — 1.0%
Amphenol Corp., Class A	116,643	8,474,114
Badger Meter, Inc.	2,498	541,616
Flex Ltd.(a)	79,316	3,090,945
TE Connectivity PLC	14,860	2,245,643

		14,352,318

Security	Shares	Value

Entertainment — 1.5%
Netflix, Inc.(a)	21,628	$19,179,927
ROBLOX Corp., Class A(a)	30,746	1,541,297

		20,721,224

Financial Services — 4.8%
Mastercard, Inc., Class A	62,804	33,470,764
Visa, Inc., Class A	107,609	33,905,443

		67,376,207

Ground Transportation — 0.8%
Uber Technologies, Inc.(a)	163,032	11,731,783

Health Care Equipment & Supplies — 1.2%
Boston Scientific Corp.(a)	68,778	6,235,413
Intuitive Surgical, Inc.(a)	267	144,714
Medtronic PLC	6,378	551,952
Stryker Corp.	23,271	9,125,723

		16,057,802

Health Care Providers & Services — 0.6%
Cardinal Health, Inc.	15,597	1,906,577
Elevance Health, Inc.	370	150,575
HCA Healthcare, Inc.	18,421	6,027,720

		8,084,872

Hotels, Restaurants & Leisure — 2.2%
Airbnb, Inc., Class A(a)	6,974	949,231
Booking Holdings, Inc.	3,778	19,653,080
Chipotle Mexican Grill, Inc.(a)	52,303	3,217,681
DoorDash, Inc., Class A(a)	7,568	1,365,873
Texas Roadhouse, Inc.	23,374	4,797,981
Wingstop, Inc.	2,863	941,268

		30,925,114

Household Durables — 0.5%
DR Horton, Inc.	4,295	724,910
NVR, Inc.(a)	140	1,292,981
Taylor Morrison Home Corp., Class A(a)	11,622	858,517
Toll Brothers, Inc.	22,073	3,645,798

		6,522,206

Household Products — 0.2%
Colgate-Palmolive Co.	18,600	1,797,318
Procter & Gamble Co. (The)	7,619	1,365,782

		3,163,100

Industrial REITs — 0.1%
Lineage, Inc.	29,431	1,866,514

Insurance — 1.2%
Progressive Corp. (The)	63,374	17,040,001

Interactive Media & Services — 10.2%
Alphabet, Inc., Class A	178,559	30,167,543
Alphabet, Inc., Class C, NVS	232,433	39,627,502
Meta Platforms, Inc., Class A	117,758	67,630,774
Pinterest, Inc., Class A(a)	93,947	2,848,473
Snap, Inc., Class A, NVS(a)	146,523	1,730,437

		142,004,729

IT Services — 0.8%
Accenture PLC, Class A	30,751	11,143,240
Snowflake, Inc., Class A(a)	1,647	287,895

		11,431,135

Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	7,491	1,033,533
Thermo Fisher Scientific, Inc.	14,345	7,597,543

		8,631,076

10	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Advantage Large Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery — 1.1%
Parker-Hannifin Corp.	20,809	$14,626,646

Media — 0.5%
Comcast Corp., Class A	165,764	7,159,347

Metals & Mining — 0.0%
Freeport-McMoRan, Inc.	14,038	620,480

Pharmaceuticals — 3.9%
Eli Lilly & Co.	46,488	36,974,231
Merck & Co., Inc.	159,994	16,261,790
Pfizer, Inc.	8,926	233,950
Zoetis, Inc., Class A	1,491	261,298

		53,731,269

Professional Services — 0.0%
Booz Allen Hamilton Holding Corp., Class A	1,744	258,426

Retail REITs — 0.1%
Simon Property Group, Inc.	10,229	1,878,044

Semiconductors & Semiconductor Equipment — 16.9%
Advanced Micro Devices, Inc.(a)	28,523	3,912,643
Applied Materials, Inc.	63,260	11,052,155
Broadcom, Inc.	232,317	37,653,939
KLA Corp.	8,562	5,539,871
Lam Research Corp.	142,816	10,551,246
Micron Technology, Inc.	57,262	5,608,813
Monolithic Power Systems, Inc.	3,666	2,080,968
NVIDIA Corp.	1,039,484	143,708,663
QUALCOMM, Inc.	98,516	15,617,741

		235,726,039

Software — 17.7%
Adobe, Inc.(a)	34,289	17,690,724
Atlassian Corp., Class A(a)	2,367	623,894
Autodesk, Inc.(a)	40,909	11,941,337
Cadence Design Systems, Inc.(a)	5,500	1,687,455
Crowdstrike Holdings, Inc., Class A(a)	16,409	5,677,022
Datadog, Inc., Class A(a)	17,596	2,687,789
Dropbox, Inc., Class A(a)	27,540	761,756
Fortinet, Inc.(a)	99,539	9,461,182
FreedomPay, Inc.(a)(b)	43,051	809,359
Intuit, Inc.	32,879	21,099,441
Manhattan Associates, Inc.(a)	23,061	6,582,532
Microsoft Corp.	191,045	80,899,916
Nutanix, Inc., Class A(a)	9,459	617,483
Oracle Corp.	69,259	12,801,833
Palantir Technologies, Inc., Class A(a)	48,897	3,280,011
Palo Alto Networks, Inc.(a)	34,732	13,469,764
Qualys, Inc.(a)	18,560	2,850,816
Salesforce, Inc.	13,526	4,463,445
ServiceNow, Inc.(a)	28,839	30,264,800
Smartsheet, Inc., Class A(a)	13,650	763,717

Security	Shares	Value

Software (continued)
Synopsys, Inc.(a)	20,178	$11,269,211
Tenable Holdings, Inc.(a)	55,661	2,336,649
Workday, Inc., Class A(a)	16,491	4,122,585

		246,162,721

Specialty Retail — 2.1%
Burlington Stores, Inc.(a)	1,101	310,350
Home Depot, Inc. (The)	33,716	14,468,547
Ross Stores, Inc.	38,191	5,914,640
TJX Cos., Inc. (The)	63,605	7,994,513

		28,688,050

Technology Hardware, Storage & Peripherals — 9.8%
Apple Inc.	495,900	117,691,947
Dell Technologies, Inc., Class C	10,238	1,306,266
Hewlett Packard Enterprise Co.	36,942	783,909
NetApp, Inc.	124,125	15,222,690
Seagate Technology Holdings PLC	15,954	1,616,619
Super Micro Computer, Inc.(a)(c)	9,879	322,451

		136,943,882

Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.(a)	21,558	4,224,506

Trading Companies & Distributors — 0.2%
Ferguson Enterprises, Inc.	11,140	2,405,460

Total Long-Term Investments — 99.1% (Cost: $854,399,614)		1,380,415,868

Short-Term Securities

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(d)(e)(f)	184,408	184,500
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.53%(d)(e)	12,485,688	12,485,688

Total Short-Term Securities — 0.9% (Cost: $12,670,188)		12,670,188

Total Investments — 100.0% (Cost: $867,069,802)		1,393,086,056

Other Assets Less Liabilities — 0.0%		381,096

Net Assets — 100.0%		$1,393,467,152

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E S O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Advantage Large Cap Growth Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/24	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$183,747	(a)	$—	$753	$—	$184,500	184,408	$4,161	(b)	$—
BlackRock Liquidity Funds, T-Fund, Institutional Shares	11,949,669	536,019	(a)	—	—	—	12,485,688	12,485,688	317,738		—

					$753	$—	$12,670,188		$321,899		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
NASDAQ 100 E-Mini Index	33	12/20/24	$13,856	$330,721

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$330,721	$—	$—	$—	$330,721

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended November 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$1,358,930	$—	$—	$—	$1,358,930

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$41,976	$—	$—	$—	$41,976

12	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Advantage Large Cap Growth Fund

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$14,188,365

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$1,379,606,509	$—	$809,359	$1,380,415,868
Short-Term Securities
Money Market Funds	12,670,188	—	—	12,670,188

	$1,392,276,697	$—	$809,359	$1,393,086,056

Derivative Financial Instruments(a)
Assets
Equity Contracts	$330,721	$—	$—	$330,721

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) November 30, 2024	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.3%
AAR Corp.(a)	31,489	$2,189,115
AeroVironment, Inc.(a)	36,858	7,168,881
Astronics Corp.(a)	69,409	1,120,955
BWX Technologies, Inc.	27,236	3,563,831
Cadre Holdings, Inc.	22,363	746,701
Ducommun, Inc.(a)	85,885	5,754,295
Huntington Ingalls Industries, Inc.	9,274	1,835,510
Leonardo DRS, Inc.(a)	27,002	938,859
Mercury Systems, Inc.(a)	41,156	1,692,746
Moog, Inc., Class A	70,740	15,652,640
Rocket Lab U.S.A., Inc., Class A(a)(b)	286,270	7,809,446
Standardaero, Inc.(a)(b)	97,864	2,804,782
V2X, Inc.(a)	113,299	6,826,265

		58,104,026

Air Freight & Logistics — 0.0%
GXO Logistics, Inc.(a)	11,985	729,048
Hub Group, Inc., Class A	5,869	303,075

		1,032,123

Automobile Components — 1.5%
Adient PLC(a)	511,362	9,833,491
Cooper-Standard Holdings, Inc.(a)	83,576	1,290,413
Dana, Inc.	975,861	9,758,610
Gentherm, Inc.(a)	21,526	906,245
Goodyear Tire & Rubber Co. (The)(a)	456,402	4,901,757
Modine Manufacturing Co.(a)	135,588	18,411,495
Patrick Industries, Inc.	42,105	5,658,491
Standard Motor Products, Inc.	76,626	2,519,463
Visteon Corp.(a)	129,144	12,058,175

		65,338,140

Banks — 9.6%
1st Source Corp.	122,752	7,965,377
Amalgamated Financial Corp.	416,215	14,829,740
Ameris Bancorp	100,617	7,071,363
Associated Banc-Corp.	152,005	4,057,013
Axos Financial, Inc.(a)(b)	55,971	4,637,197
BancFirst Corp.	5,469	690,625
Bank of Marin Bancorp	77,586	1,961,374
Bank OZK	138,778	6,934,737
Bank7 Corp.	21,022	1,001,909
BankFinancial Corp.	10,779	144,223
Business First Bancshares, Inc.	73,890	2,105,865
Byline Bancorp, Inc.	113,017	3,550,994
Capital City Bank Group, Inc.	186,634	7,345,914
Capitol Federal Financial, Inc.	174,601	1,166,335
Coastal Financial Corp.(a)	46,059	3,525,816
Colony Bankcorp, Inc.	12,917	227,727
Commerce Bancshares, Inc.	71,785	5,294,144
Community Trust Bancorp, Inc.	58,965	3,477,756
ConnectOne Bancorp, Inc.	348,866	9,593,815
Cullen/Frost Bankers, Inc.	39,256	5,520,179
Customers Bancorp, Inc.(a)	12,336	696,367
Dime Community Bancshares, Inc.	46,661	1,674,197
Eagle Bancorp, Inc.	27,856	817,852
Enterprise Bancorp, Inc.	20,744	767,321
Enterprise Financial Services Corp.	265,769	16,102,944
FB Financial Corp.	280,106	15,811,984
Financial Institutions, Inc.	64,598	1,754,482
First Bancshares, Inc. (The)	196,457	7,296,413
First Busey Corp.	120,041	3,203,894
First Business Financial Services, Inc.	79,585	3,988,800

Security	Shares	Value

Banks (continued)
First Community Bankshares, Inc.	65,480	$3,023,212
First Financial Bankshares, Inc.	359,039	14,964,746
First Financial Corp.	100,517	4,909,250
First Financial Northwest, Inc.	10,506	237,436
First Horizon Corp.	584,156	12,343,216
First Internet Bancorp	64,954	2,723,521
First Interstate BancSystem, Inc., Class A	306,103	10,704,422
First of Long Island Corp. (The)	63,493	918,744
First United Corp.	27,302	973,043
Flushing Financial Corp.	34,644	614,585
FNB Corp.	362,171	6,211,233
Hancock Whitney Corp.	436,021	25,890,927
HBT Financial, Inc.	163,944	3,926,459
Heartland Financial U.S.A., Inc.	64,718	4,372,995
Heritage Commerce Corp.	697,987	7,412,622
Heritage Financial Corp.	34,073	901,231
HomeTrust Bancshares, Inc.	125,609	4,658,838
Horizon Bancorp, Inc.	583,070	10,664,350
Independent Bank Corp.	127,834	4,810,393
Independent Bank Group, Inc.	55,440	3,710,045
Kearny Financial Corp.	706,947	5,599,020
Live Oak Bancshares, Inc.	19,295	914,583
Mercantile Bank Corp.	59,567	2,981,328
Metropolitan Bank Holding Corp.(a)	20,677	1,342,764
Mid Penn Bancorp, Inc.	66,329	2,125,844
Midland States Bancorp, Inc.	333,766	8,961,617
MidWestOne Financial Group, Inc.	16,809	553,857
National Bank Holdings Corp., Class A	39,476	1,884,584
Northeast Bank	7,045	693,580
Northfield Bancorp, Inc.	152,437	2,039,607
Northrim BanCorp, Inc.	109,400	9,306,658
OceanFirst Financial Corp.	904,207	18,699,001
Origin Bancorp, Inc.	85,530	2,938,811
Orrstown Financial Services, Inc.	9,625	380,187
Peapack-Gladstone Financial Corp.	110,480	3,992,747
Peoples Bancorp, Inc.	20,038	702,933
Premier Financial Corp.	348,734	9,663,419
Primis Financial Corp.	26,250	328,125
Provident Financial Services, Inc.	481,474	10,168,731
Republic Bancorp, Inc., Class A	32,246	2,459,564
Riverview Bancorp, Inc.	204,610	1,141,724
Sandy Spring Bancorp, Inc.	204,574	7,708,348
ServisFirst Bancshares, Inc.	74,850	7,169,133
Shore Bancshares, Inc.	136,114	2,239,075
Sierra Bancorp	83,125	2,615,944
SmartFinancial, Inc.	42,111	1,526,945
South Plains Financial, Inc.	81,897	3,184,974
Southern First Bancshares, Inc.(a)	50,429	2,253,672
Southern Missouri Bancorp, Inc.	1,776	116,594
Southside Bancshares, Inc.	28,544	1,002,465
Stellar Bancorp, Inc.	23,175	718,657
Tompkins Financial Corp.	9,058	691,216
UMB Financial Corp.	44,091	5,532,980
Univest Financial Corp.	182,924	5,809,666
Valley National Bancorp	1,146,226	12,195,845
Veritex Holdings, Inc.	61,981	1,884,842
Washington Trust Bancorp, Inc.	211,860	7,868,480
Webster Financial Corp.	12,752	787,819
WesBanco, Inc.	325,594	11,506,492

		428,879,456

Biotechnology — 9.1%
4D Molecular Therapeutics, Inc.(a)	152,112	1,192,558

14	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
ACADIA Pharmaceuticals, Inc.(a)	541,519	$8,837,590
ADMA Biologics, Inc.(a)	342,994	6,897,609
Agios Pharmaceuticals, Inc.(a)	76,985	4,572,139
Akero Therapeutics, Inc.(a)	142,893	4,586,865
Alector, Inc.(a)	667,104	1,727,799
Alkermes PLC(a)	109,341	3,173,076
Allogene Therapeutics, Inc.(a)	328,343	814,291
Amicus Therapeutics, Inc.(a)	1,144,107	11,418,188
AnaptysBio, Inc.(a)	101,085	2,523,082
Anika Therapeutics, Inc.(a)	37,826	670,277
Apellis Pharmaceuticals, Inc.(a)(b)	155,024	5,259,964
Arcellx, Inc.(a)	41,933	3,693,039
Arcturus Therapeutics Holdings, Inc.(a)(b)	143,448	2,630,836
Arcus Biosciences, Inc.(a)(b)	197,314	3,046,528
Arcutis Biotherapeutics, Inc.(a)	51,411	670,399
Ardelyx, Inc.(a)	127,885	725,108
Arrowhead Pharmaceuticals, Inc.(a)	71,246	1,854,533
ARS Pharmaceuticals, Inc.(a)	65	943
Astria Therapeutics, Inc.(a)	29,356	305,009
Atossa Therapeutics, Inc.(a)(b)	246,842	320,895
Avidity Biosciences, Inc.(a)	79,729	3,430,739
Beam Therapeutics, Inc.(a)	181,578	4,969,790
BioCryst Pharmaceuticals, Inc.(a)	1,146,899	8,601,743
Biohaven Ltd.(a)	27,173	1,250,230
Blueprint Medicines Corp.(a)	149,020	14,362,548
Bridgebio Pharma, Inc.(a)	195,725	5,302,190
C4 Therapeutics, Inc.(a)(b)	82,888	377,140
CareDx, Inc.(a)	197,999	4,858,896
Catalyst Pharmaceuticals, Inc.(a)	510,596	11,268,854
Celldex Therapeutics, Inc.(a)(b)	145,678	3,997,404
Coherus Biosciences, Inc.(a)(b)	988,263	1,205,681
Crinetics Pharmaceuticals, Inc.(a)	56,908	3,255,138
Cyclo Therapeutics, Inc.(a)	623	414
Cytokinetics, Inc.(a)	122,799	6,368,356
Day One Biopharmaceuticals, Inc.(a)	202,590	2,822,079
Denali Therapeutics, Inc.(a)	424,768	10,619,200
Dynavax Technologies Corp.(a)	67,927	873,541
Dyne Therapeutics, Inc.(a)	135,587	4,150,318
Editas Medicine, Inc.(a)	281,423	630,388
Emergent BioSolutions, Inc.(a)(b)	158,614	1,605,174
Enanta Pharmaceuticals, Inc.(a)	109,547	942,104
Fate Therapeutics, Inc.(a)	943,407	2,990,600
Halozyme Therapeutics, Inc.(a)	161,195	7,769,599
Ideaya Biosciences, Inc.(a)	291,562	7,977,136
Immunovant, Inc.(a)	19,779	557,768
Insmed, Inc.(a)(b)	183,240	13,772,318
Intellia Therapeutics, Inc.(a)(b)	456,568	7,131,592
Ionis Pharmaceuticals, Inc.(a)	225,791	8,067,512
Iovance Biotherapeutics, Inc.(a)	259,822	2,421,541
iTeos Therapeutics, Inc.(a)	423,181	3,618,198
Karyopharm Therapeutics, Inc.(a)(b)	699,294	590,973
Keros Therapeutics, Inc.(a)	12,122	699,924
Kiniksa Pharmaceuticals International PLC(a)	323,349	7,139,546
Kodiak Sciences, Inc.(a)	539,215	3,596,564
Krystal Biotech, Inc.(a)	16,828	3,322,184
Kura Oncology, Inc.(a)	364,184	4,020,591
Kymera Therapeutics, Inc.(a)	125,386	5,874,334
Madrigal Pharmaceuticals, Inc.(a)	14,563	4,779,431
MannKind Corp.(a)(b)	287,794	1,951,243
MiMedx Group, Inc.(a)	135,288	1,251,414
Mirum Pharmaceuticals, Inc.(a)	10,928	505,092
Myriad Genetics, Inc.(a)	210,879	3,431,001

Security	Shares	Value

Biotechnology (continued)
Natera, Inc.(a)	44,994	$7,549,093
Neurocrine Biosciences, Inc.(a)	5,884	745,797
NextCure, Inc.(a)	169,789	198,653
Nurix Therapeutics, Inc.(a)	141,523	3,129,074
Nuvalent, Inc., Class A(a)	43,415	4,197,362
Olema Pharmaceuticals, Inc.(a)	151,119	1,529,324
PMV Pharmaceuticals, Inc.(a)(b)	280,445	454,321
Poseida Therapeutics, Inc.(a)	104,999	977,541
Prothena Corp. PLC(a)(b)	68,410	1,108,926
PTC Therapeutics, Inc.(a)(b)	226,064	9,919,688
Puma Biotechnology, Inc.(a)	222,482	754,214
Recursion Pharmaceuticals, Inc., Class A(a)(b)	414,775	2,932,459
REGENXBIO, Inc.(a)	299,426	2,970,306
Relay Therapeutics, Inc.(a)	859,646	4,040,336
Replimune Group, Inc.(a)	131,162	1,846,761
REVOLUTION Medicines, Inc.(a)	157,558	9,114,730
Rhythm Pharmaceuticals, Inc.(a)(b)	60,472	3,751,683
Rigel Pharmaceuticals, Inc.(a)	72,295	1,996,065
Sana Biotechnology, Inc.(a)(b)	189,921	527,980
Sangamo Therapeutics, Inc.(a)	632,722	1,429,952
Sarepta Therapeutics, Inc.(a)	23,334	3,111,356
Scholar Rock Holding Corp.(a)	105,508	4,209,769
SpringWorks Therapeutics, Inc.(a)	41,845	1,735,731
Sutro Biopharma, Inc.(a)	352,850	935,053
Syndax Pharmaceuticals, Inc.(a)	400,427	6,695,139
TG Therapeutics, Inc.(a)	320,071	11,138,471
Travere Therapeutics, Inc.(a)	404,387	7,606,520
Twist Bioscience Corp.(a)(b)	131,870	6,485,367
Ultragenyx Pharmaceutical, Inc.(a)	167,752	7,990,028
Vanda Pharmaceuticals, Inc.(a)	833,460	4,292,319
Vaxcyte, Inc.(a)	132,563	12,505,993
Vera Therapeutics, Inc., Class A(a)	16,009	796,448
Veracyte, Inc.(a)	298,833	12,834,877
Vericel Corp.(a)	100,963	5,869,989
Verve Therapeutics, Inc.(a)	402,532	2,258,205
Viking Therapeutics, Inc.(a)	46,039	2,437,305
Vir Biotechnology, Inc.(a)	395,351	3,146,994
Voyager Therapeutics, Inc.(a)	114,859	787,933
Xencor, Inc.(a)	281,714	7,211,878

		408,504,856

Broadline Retail — 0.1%
Etsy, Inc.(a)(b)	75,395	4,136,170
Kohl’s Corp.	62,199	931,119

		5,067,289

Building Products — 1.6%
Advanced Drainage Systems, Inc.(b)	25,029	3,386,173
American Woodmark Corp.(a)	85,327	7,745,985
Apogee Enterprises, Inc.	59,374	4,999,885
AZEK Co., Inc. (The), Class A(a)	255,692	13,582,359
Caesarstone Ltd.(a)	75,741	332,503
CSW Industrials, Inc.	3,806	1,607,616
Gibraltar Industries, Inc.(a)	164,738	11,933,621
JELD-WEN Holding, Inc.(a)	342,594	3,730,849
UFP Industries, Inc.	110,126	14,966,123
Zurn Elkay Water Solutions Corp.	192,194	7,653,165

		69,938,279

Capital Markets — 3.2%
Artisan Partners Asset Management, Inc., Class A	81,903	3,996,047
Brightsphere Investment Group, Inc.	204,889	6,388,439
Donnelley Financial Solutions, Inc.(a)	68,600	4,133,150
Evercore, Inc., Class A	79,774	24,562,415

S C H E D U L E S O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Federated Hermes, Inc., Class B	251,900	$10,768,725
Hamilton Lane, Inc., Class A	58,092	11,176,901
Houlihan Lokey, Inc., Class A	125,240	23,681,632
Invesco Ltd.	706,306	12,777,076
Patria Investments Ltd., Class A	88,767	1,061,653
PJT Partners, Inc., Class A	109,106	18,259,980
SEI Investments Co.	88,932	7,348,451
StepStone Group, Inc., Class A	34,826	2,294,685
Stifel Financial Corp.	24,995	2,894,421
Victory Capital Holdings, Inc., Class A	90,648	6,298,223
Virtu Financial, Inc., Class A	163,393	6,096,193

		141,737,991

Chemicals — 1.0%
Balchem Corp.	21,035	3,797,238
Cabot Corp.	118,876	13,031,187
Huntsman Corp.	123,172	2,411,708
Innospec, Inc.	38,571	4,574,906
Minerals Technologies, Inc.	125,501	10,237,117
Quaker Chemical Corp.	54,191	8,545,921
Rayonier Advanced Materials, Inc.(a)	225,092	1,983,060

		44,581,137

Commercial Services & Supplies — 0.6%
ABM Industries, Inc.	28,222	1,613,452
ACV Auctions, Inc., Class A(a)	17,950	406,029
BrightView Holdings, Inc.(a)	69,651	1,191,032
Cimpress PLC(a)	5,329	427,919
CoreCivic, Inc.(a)	339,981	7,591,776
GEO Group, Inc. (The)(a)	64,358	1,834,846
Healthcare Services Group, Inc.(a)	376,931	4,651,328
Interface, Inc., Class A	17,554	466,059
Steelcase, Inc., Class A	367,910	4,955,748
Tetra Tech, Inc.	79,154	3,285,682

		26,423,871

Communications Equipment — 0.5%
Calix, Inc.(a)	278,398	9,056,287
Lumentum Holdings, Inc.(a)	4,790	416,586
NETGEAR, Inc.(a)	380,714	9,365,564
Viasat, Inc.(a)	185,942	1,734,839

		20,573,276

Construction & Engineering — 2.9%
Comfort Systems U.S.A., Inc.	58,588	28,899,703
Construction Partners, Inc., Class A(a)	41,040	4,170,074
Dycom Industries, Inc.(a)	98,730	17,885,927
EMCOR Group, Inc.	34,826	17,765,439
IES Holdings, Inc.(a)	8,353	2,588,219
MasTec, Inc.(a)	50,548	7,281,945
Matrix Service Co.(a)	67,511	895,196
Primoris Services Corp.	318,585	26,668,750
Sterling Infrastructure, Inc.(a)	90,962	17,687,561
Tutor Perini Corp.(a)	241,157	6,554,647

		130,397,461

Consumer Finance — 2.2%
Encore Capital Group, Inc.(a)	9,572	470,799
Enova International, Inc.(a)	266,930	28,163,784
EZCORP, Inc., Class A, NVS(a)	914,330	11,703,424
FirstCash Holdings, Inc.	156,560	17,043,122
LendingTree, Inc.(a)	72,393	3,200,494
OneMain Holdings, Inc.	218,488	12,530,287
PROG Holdings, Inc.	338,968	16,494,183

Security	Shares	Value

Consumer Finance (continued)
Regional Management Corp.	119,102	$3,636,184
Upstart Holdings, Inc.(a)(b)	44,706	3,522,386

		96,764,663

Consumer Staples Distribution & Retail — 0.9%
Andersons, Inc. (The)	20,976	1,001,394
PriceSmart, Inc.	45,397	4,073,927
SpartanNash Co.	66,157	1,255,660
Sprouts Farmers Market, Inc.(a)	221,465	34,211,913

		40,542,894

Containers & Packaging — 0.2%
Crown Holdings, Inc.	89,910	8,279,812

Distributors — 0.0%
GigaCloud Technology, Inc., Class A(a)(b)	30,033	741,815

Diversified Consumer Services — 1.0%
American Public Education, Inc.(a)	75,187	1,550,356
Bright Horizons Family Solutions, Inc.(a)	60,598	7,006,947
Coursera, Inc.(a)	429,425	3,413,929
Frontdoor, Inc.(a)	82,674	4,844,696
Laureate Education, Inc., Class A(a)	1,015,750	19,299,250
OneSpaWorld Holdings Ltd.	140,911	2,675,900
Strategic Education, Inc.	20,412	2,016,910
Stride, Inc.(a)	32,343	3,456,496

		44,264,484

Diversified REITs — 0.7%
Alexander & Baldwin, Inc.	19,616	386,043
American Assets Trust, Inc.	597,562	16,994,663
Armada Hoffler Properties, Inc.	154,912	1,711,778
CTO Realty Growth, Inc.	544,352	11,110,224
Gladstone Commercial Corp.	28,705	505,495

		30,708,203

Diversified Telecommunication Services — 0.6%
AST SpaceMobile, Inc., Class A(a)	21,888	521,153
ATN International, Inc.	17,082	337,882
Bandwidth, Inc., Class A(a)	241,413	5,076,916
IDT Corp., Class B	99,202	5,122,791
Iridium Communications, Inc.	262,164	7,791,514
Lumen Technologies, Inc.(a)	1,106,854	8,124,308

		26,974,564

Electric Utilities — 0.5%
TXNM Energy, Inc.	460,927	22,608,469

Electrical Equipment — 0.9%
Acuity Brands, Inc.(b)	8,992	2,883,644
Allient, Inc.	36,219	940,607
American Superconductor Corp.(a)	65,314	2,224,595
Atkore, Inc.	88,147	8,313,144
Bloom Energy Corp., Class A(a)	85,877	2,357,324
EnerSys	106,455	10,289,940
Generac Holdings, Inc.(a)	7,706	1,450,269
NEXTracker, Inc., Class A(a)	141,453	5,397,847
Powell Industries, Inc.	25,515	6,822,201
Sunrun, Inc.(a)	38,127	439,604

		41,119,175

Electronic Equipment, Instruments & Components — 3.2%
Avnet, Inc.	135,256	7,399,856
Badger Meter, Inc.	36,484	7,910,461
Benchmark Electronics, Inc.	213,314	10,343,596
ePlus, Inc.(a)	36,855	2,980,095
Fabrinet(a)	115,243	27,033,703

16	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
FARO Technologies, Inc.(a)	21,339	$560,149
Flex Ltd.(a)	327,359	12,757,180
Insight Enterprises, Inc.(a)(b)	78,217	12,237,050
Itron, Inc.(a)(b)	22,687	2,689,090
Kimball Electronics, Inc.(a)	56,404	1,106,082
Methode Electronics, Inc.	27,275	297,843
Napco Security Technologies, Inc.	57,144	2,241,759
OSI Systems, Inc.(a)	25,578	4,537,537
PC Connection, Inc.	204,400	14,835,352
Plexus Corp.(a)	31,303	5,146,213
Sanmina Corp.(a)	184,733	14,669,648
ScanSource, Inc.(a)	61,811	3,115,893
TTM Technologies, Inc.(a)	508,619	12,400,131

		142,261,638

Energy Equipment & Services — 2.0%
Archrock, Inc.	402,830	10,320,505
Borr Drilling Ltd.(b)	259,795	966,437
ChampionX Corp.	146,847	4,544,915
Helix Energy Solutions Group, Inc.(a)	255,591	2,732,268
Helmerich & Payne, Inc.	143,088	4,955,137
Liberty Energy, Inc., Class A	623,834	11,478,546
Noble Corp. PLC	30,670	1,026,525
NOV, Inc.	386,716	6,195,190
Oceaneering International, Inc.(a)	333,561	10,000,159
Oil States International, Inc.(a)	513,017	2,821,593
Patterson-UTI Energy, Inc.	1,492,034	12,533,086
ProPetro Holding Corp.(a)(b)	1,239,070	10,408,188
RPC, Inc.	119,973	772,626
Solaris Energy Infrastructure, Inc., Class A	137,544	3,390,460
Tidewater, Inc.(a)(b)	126,552	6,545,269
Transocean Ltd.(a)(b)	702,193	3,089,649

		91,780,553

Entertainment — 0.5%
Cinemark Holdings, Inc.(a)	109,858	3,792,298
Eros Media World PLC, Class A(a)	23,977	62
Eventbrite, Inc., Class A(a)	321,714	1,132,433
Lions Gate Entertainment Corp., Class A(a)(b)	92,755	764,301
Lions Gate Entertainment Corp., Class B, NVS(a)	66,880	492,906
Marcus Corp. (The)	131,234	2,971,138
Roku, Inc., Class A(a)	173,953	12,007,976

		21,161,114

Financial Services — 1.8%
Alerus Financial Corp.	26,018	573,437
Banco Latinoamericano de Comercio Exterior SA, Class E	150,287	5,120,278
Enact Holdings, Inc.	20,094	707,510
Essent Group Ltd.	301,697	17,432,053
Euronet Worldwide, Inc.(a)	151,426	15,919,415
Flywire Corp.(a)	10,580	240,272
Mr. Cooper Group, Inc.(a)	90,103	8,890,463
NewtekOne, Inc.	22,006	319,087
NMI Holdings, Inc., Class A(a)	336,502	13,456,715
Pagseguro Digital Ltd., Class A(a)	508,124	3,729,630
Remitly Global, Inc.(a)	230,529	4,739,676
Repay Holdings Corp., Class A(a)	294,432	2,379,010
StoneCo Ltd., Class A(a)	522,960	4,957,661
Velocity Financial, Inc.(a)	29,076	594,895

		79,060,102

Food Products — 0.7%
Fresh Del Monte Produce, Inc.	78,514	2,649,847
Freshpet, Inc.(a)	89,277	13,663,845

Security	Shares	Value

Food Products (continued)
John B. Sanfilippo & Son, Inc.	6,402	$552,813
Lancaster Colony Corp.	12,294	2,284,717
Simply Good Foods Co. (The)(a)	14,187	564,501
SunOpta, Inc.(a)(b)	490,807	3,803,754
Vital Farms, Inc.(a)	220,520	7,321,264

		30,840,741

Gas Utilities — 0.5%
New Jersey Resources Corp.	256,223	13,215,982
ONE Gas, Inc.	13,581	1,058,910
Southwest Gas Holdings, Inc.	50,435	3,942,000
UGI Corp.	78,951	2,397,742

		20,614,634

Ground Transportation — 0.2%
Covenant Logistics Group, Inc., Class A	134,145	7,791,141
Lyft, Inc., Class A(a)	165,285	2,869,348

		10,660,489

Health Care Equipment & Supplies — 2.1%
Accuray, Inc.(a)	337,460	752,536
AngioDynamics, Inc.(a)	244,196	1,692,278
Artivion, Inc.(a)	115,363	3,405,516
AtriCure, Inc.(a)	94,481	3,416,433
Cerus Corp.(a)	244,163	451,702
Envista Holdings Corp.(a)(b)	83,310	1,856,980
ICU Medical, Inc.(a)	21,474	3,520,877
Inspire Medical Systems, Inc.(a)(b)	17,048	3,286,172
iRadimed Corp.	60,544	3,265,138
iRhythm Technologies, Inc.(a)	44,703	3,887,596
Lantheus Holdings, Inc.(a)	25,934	2,315,128
LeMaitre Vascular, Inc.	199,112	21,302,993
Novocure Ltd.(a)(b)	526,859	10,558,254
Omnicell, Inc.(a)	181,125	8,438,614
OraSure Technologies, Inc.(a)	483,564	1,837,543
RxSight, Inc.(a)	54,420	2,551,210
SI-BONE, Inc.(a)	87,634	1,188,317
STAAR Surgical Co.(a)	138,492	4,030,117
Surmodics, Inc.(a)	21,058	830,738
Tactile Systems Technology, Inc.(a)	234,130	4,574,900
Tandem Diabetes Care, Inc.(a)	156,830	4,803,703
TransMedics Group, Inc.(a)	11,274	977,569
Varex Imaging Corp.(a)	200,483	3,344,056

		92,288,370

Health Care Providers & Services — 2.8%
Accolade, Inc.(a)	139,304	537,714
AdaptHealth Corp.(a)(b)	61,795	619,804
Addus HomeCare Corp.(a)	121,741	14,954,665
Alignment Healthcare, Inc.(a)	79,305	1,000,036
Aveanna Healthcare Holdings, Inc.(a)	139,722	811,785
Brookdale Senior Living, Inc.(a)	312,149	1,773,006
Castle Biosciences, Inc.(a)	216,151	6,545,052
Concentra Group Holdings Parent, Inc.	280,975	6,130,875
CorVel Corp.(a)	29,341	10,721,202
Cross Country Healthcare, Inc.(a)	247,603	2,664,208
Enhabit, Inc.(a)	43,162	333,642
Ensign Group, Inc. (The)	11,118	1,625,563
Fulgent Genetics, Inc.(a)	21,751	398,043
Guardant Health, Inc.(a)	299,649	10,670,501
HealthEquity, Inc.(a)	89,895	9,127,938
Hims & Hers Health, Inc., Class A(a)	266,164	8,575,804
NeoGenomics, Inc.(a)(b)	97,296	1,725,058
Pediatrix Medical Group, Inc.(a)	72,543	1,085,243
Privia Health Group, Inc.(a)(b)	823,789	17,694,988

S C H E D U L E S O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Progyny, Inc.(a)	513,432	$7,994,136
RadNet, Inc.(a)	70,858	5,793,350
Select Medical Holdings Corp.	348,185	7,350,185
Surgery Partners, Inc.(a)(b)	314,092	7,487,953
Viemed Healthcare, Inc.(a)	186,918	1,620,579

		127,241,330

Health Care Technology — 0.5%
Doximity, Inc., Class A(a)	13,056	691,968
Evolent Health, Inc., Class A(a)(b)	91,039	1,176,224
Health Catalyst, Inc.(a)	260,475	2,299,994
HealthStream, Inc.	42,303	1,400,229
Phreesia, Inc.(a)(b)	340,627	7,163,386
Teladoc Health, Inc.(a)	807,774	9,677,133

		22,408,934

Hotel & Resort REITs — 1.1%
Braemar Hotels & Resorts, Inc.	1,921,586	6,917,710
Chatham Lodging Trust	863,334	7,951,306
Park Hotels & Resorts, Inc.	489,464	7,611,165
Pebblebrook Hotel Trust	280,179	3,880,479
RLJ Lodging Trust	1,799,732	18,375,264
Ryman Hospitality Properties, Inc.	20,568	2,411,392
Summit Hotel Properties, Inc.	302,624	1,991,266

		49,138,582

Hotels, Restaurants & Leisure — 1.5%
Accel Entertainment, Inc., Class A(a)	211,235	2,441,877
BJ’s Restaurants, Inc.(a)	21,152	813,083
Brinker International, Inc.(a)	78,929	10,439,939
El Pollo Loco Holdings, Inc.(a)	166,897	2,122,930
Everi Holdings, Inc.(a)	120,664	1,625,344
Life Time Group Holdings, Inc.(a)	163,623	3,971,130
Monarch Casino & Resort, Inc.	42,775	3,593,528
PlayAGS, Inc.(a)	199,050	2,312,961
Rush Street Interactive, Inc., Class A(a)	254,459	3,669,299
Shake Shack, Inc., Class A(a)	32,619	4,362,139
Super Group SGHC Ltd.	137,722	915,851
Sweetgreen, Inc., Class A(a)	52,238	2,140,713
Texas Roadhouse, Inc.	34,792	7,141,754
Travel + Leisure Co.	14,637	817,769
Wingstop, Inc.	58,368	19,189,647

		65,557,964

Household Durables — 2.5%
Beazer Homes U.S.A., Inc.(a)	16,580	579,471
Century Communities, Inc.	167,912	15,172,528
Champion Homes, Inc.(a)	15,077	1,563,937
Ethan Allen Interiors, Inc.	91,653	2,816,497
Hooker Furnishings Corp.	25,774	482,747
Installed Building Products, Inc.	48,679	11,134,835
LGI Homes, Inc.(a)	24,329	2,663,782
M/I Homes, Inc.(a)	147,972	24,419,819
Newell Brands, Inc.	262,051	2,513,069
Taylor Morrison Home Corp., Class A(a)	120,368	8,891,584
Toll Brothers, Inc.	125,189	20,677,467
Tri Pointe Homes, Inc.(a)	494,284	21,516,183
Universal Electronics, Inc.(a)	13,842	160,290
Vizio Holding Corp., Class A(a)(b)	91,046	1,037,014

		113,629,223

Household Products — 0.2%
Central Garden & Pet Co.(a)	18,562	737,840
Central Garden & Pet Co., Class A, NVS(a)	247,171	8,351,908

Security	Shares	Value

Household Products (continued)
Spectrum Brands Holdings, Inc.	12,674	$1,165,374
WD-40 Co.	1,837	509,014

		10,764,136

Independent Power and Renewable Electricity Producers — 0.0%
Spruce Power Holding Corp.(a)	110	281

Industrial REITs — 0.9%
First Industrial Realty Trust, Inc.	649,428	34,711,927
Industrial Logistics Properties Trust	166,598	644,734
Plymouth Industrial REIT, Inc.	293,293	5,496,311

		40,852,972

Insurance — 1.6%
Ambac Financial Group, Inc.(a)	231,533	2,972,884
AMERISAFE, Inc.	149,827	8,842,789
CNO Financial Group, Inc.	154,561	6,166,984
Crawford & Co., Class A, NVS	53,932	639,094
Donegal Group, Inc., Class A	108,280	1,801,779
eHealth, Inc.(a)	199,911	1,129,497
Genworth Financial, Inc., Class A(a)	399,488	3,116,006
Hamilton Insurance Group Ltd., Class B(a)	15,201	290,035
HCI Group, Inc.	5,724	697,584
Kinsale Capital Group, Inc.	5,468	2,780,150
Lemonade, Inc.(a)	6,034	312,621
Mercury General Corp.	66,481	5,249,340
Oscar Health, Inc., Class A(a)	186,202	3,226,881
Palomar Holdings, Inc.(a)	57,869	6,267,213
Reinsurance Group of America, Inc.	99,858	22,807,567
Selective Insurance Group, Inc.	37,356	3,813,674
Selectquote, Inc.(a)	291,706	872,201
Tiptree, Inc.	34,434	784,751
United Fire Group, Inc.	48,573	1,486,334

		73,257,384

Interactive Media & Services — 1.3%
Bumble, Inc., Class A(a)	261,804	2,275,077
EverQuote, Inc., Class A(a)	406,491	7,800,562
MediaAlpha, Inc., Class A(a)	330,010	4,168,026
Nextdoor Holdings, Inc., Class A(a)	175,000	425,250
QuinStreet, Inc.(a)	325,004	7,403,591
Shutterstock, Inc.	94,735	3,001,205
TrueCar, Inc.(a)	268,702	1,144,671
Vimeo, Inc.(a)	819,836	5,353,529
Yelp, Inc.(a)	460,226	17,589,838
Ziff Davis, Inc.(a)	46,457	2,733,994
ZipRecruiter, Inc., Class A(a)(b)	910,102	8,063,504

		59,959,247

IT Services — 0.4%
Backblaze, Inc., Class A(a)	55,947	363,096
Fastly, Inc., Class A(a)	172,215	1,460,383
Grid Dynamics Holdings, Inc., Class A(a)	54,560	998,448
Hackett Group, Inc. (The)	197,984	6,204,819
Kyndryl Holdings, Inc.(a)	163,581	5,677,896
Unisys Corp.(a)	185,891	1,483,410

		16,188,052

Leisure Products — 0.3%
MasterCraft Boat Holdings, Inc.(a)	36,188	767,186
YETI Holdings, Inc.(a)	330,761	13,352,821

		14,120,007

Life Sciences Tools & Services — 0.5%
10X Genomics, Inc., Class A(a)	154,619	2,458,442
AbCellera Biologics, Inc.(a)(b)	363,294	1,093,515

18	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)
Adaptive Biotechnologies Corp.(a)(b)	852,994	$5,066,784
Codexis, Inc.(a)	526,075	2,409,424
Cytek Biosciences, Inc.(a)	28,751	187,744
Harvard Bioscience, Inc.(a)	307	675
Maravai LifeSciences Holdings, Inc., Class A(a)	130,716	741,160
Medpace Holdings, Inc.(a)	14,058	4,788,577
Personalis, Inc.(a)(b)	642,191	2,549,498
Quanterix Corp.(a)	31,447	387,742
Seer, Inc., Class A(a)	320,994	792,855

		20,476,416

Machinery — 3.4%
Alamo Group, Inc.	8,489	1,697,375
Atmus Filtration Technologies, Inc.	139,344	6,032,202
Blue Bird Corp.(a)	77,430	3,147,529
Chart Industries, Inc.(a)	35,363	6,833,900
Columbus McKinnon Corp.	14,431	566,994
Energy Recovery, Inc.(a)	22,602	351,687
Federal Signal Corp.	90,917	8,856,225
Flowserve Corp.	546,294	33,334,860
Franklin Electric Co., Inc.	118,432	12,826,186
Greenbrier Cos., Inc. (The)	6,839	465,052
Kennametal, Inc.	167,384	4,803,921
Manitowoc Co., Inc. (The)(a)	445,261	4,733,124
Miller Industries, Inc.	11,905	876,446
Mueller Industries, Inc.	156,073	12,606,016
Mueller Water Products, Inc., Class A	250,290	6,267,262
Oshkosh Corp.	157,078	17,845,632
Shyft Group, Inc. (The)	188,865	2,662,996
SPX Technologies, Inc.(a)	20,013	3,531,094
Tennant Co.	48,646	4,298,847
Trinity Industries, Inc.	160,737	6,059,785
Wabash National Corp.	53,963	1,070,086
Watts Water Technologies, Inc., Class A	59,378	12,813,179

		151,680,398

Marine Transportation — 0.3%
Genco Shipping & Trading Ltd.	263,298	4,178,539
Kirby Corp.(a)	4,008	507,052
Matson, Inc.	61,280	9,386,871

		14,072,462

Media — 0.7%
Cable One, Inc.	17,784	7,473,192
EchoStar Corp., Class A(a)	186,130	4,707,228
Entravision Communications Corp., Class A	307,587	750,512
EW Scripps Co. (The), Class A(a)	185,240	370,480
Gambling.com Group Ltd.(a)	71,619	949,668
Gray Television, Inc.	196,087	837,291
Integral Ad Science Holding Corp.(a)	222,274	2,485,023
Magnite, Inc.(a)	143,673	2,412,270
New York Times Co. (The), Class A	100,999	5,480,206
PubMatic, Inc., Class A(a)	82,443	1,314,966
TEGNA, Inc.	113,509	2,130,564
Thryv Holdings, Inc.(a)	285,444	4,515,724
Townsquare Media, Inc., Class A	77	778

		33,427,902

Metals & Mining — 2.1%
Alcoa Corp.	45,292	2,102,908
Alpha Metallurgical Resources, Inc.	45,985	11,292,536
Carpenter Technology Corp.	67,534	13,104,297
Century Aluminum Co.(a)	450,488	10,284,641
Cleveland-Cliffs, Inc.(a)	657,548	8,186,473
Coeur Mining, Inc.(a)	873,234	5,641,092

Security	Shares	Value

Metals & Mining (continued)
Compass Minerals International, Inc.	194,403	$2,999,638
Hecla Mining Co.	1,041,357	5,748,291
i-80 Gold Corp.(a)	531,838	335,005
Kaiser Aluminum Corp.	106,187	8,630,879
Materion Corp.	59,083	6,831,176
Novagold Resources, Inc.(a)	661,232	2,420,109
Olympic Steel, Inc.	110,390	4,667,289
Piedmont Lithium, Inc.(a)(b)	100,082	1,257,030
Radius Recycling, Inc., Class A	280,492	5,559,351
Ryerson Holding Corp.	134,845	3,465,517
SunCoke Energy, Inc.	73,344	913,866
Tredegar Corp.(a)	72,228	517,875
Warrior Met Coal, Inc.	16,055	1,128,988

		95,086,961

Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Chimera Investment Corp.	362,498	5,379,470
TPG RE Finance Trust, Inc.	183,452	1,674,917

		7,054,387

Multi-Utilities — 0.9%
Avista Corp.	118,456	4,583,063
Black Hills Corp.	172,397	11,045,476
Northwestern Energy Group, Inc.	412,165	22,767,994
Unitil Corp.	18,853	1,131,557

		39,528,090

Office REITs — 0.7%
Brandywine Realty Trust	319,406	1,788,674
COPT Defense Properties	278,264	9,168,799
Kilroy Realty Corp.	134,795	5,598,036
Paramount Group, Inc.	2,444,644	11,880,970
Piedmont Office Realty Trust, Inc., Class A	289,460	2,755,659

		31,192,138

Oil, Gas & Consumable Fuels — 2.3%
Civitas Resources, Inc.	81,425	4,224,329
Delek U.S. Holdings, Inc.	390,266	7,434,567
Encore Energy Corp.(a)(b)	198,939	751,989
Evolution Petroleum Corp.	214,391	1,256,331
International Seaways, Inc.	55,072	2,147,808
Matador Resources Co.	212,530	12,753,925
Murphy Oil Corp.	459,278	14,912,757
Ovintiv, Inc.	374,351	17,003,022
Par Pacific Holdings, Inc.(a)	512,660	8,935,664
PBF Energy, Inc., Class A	176,701	5,564,315
Plains GP Holdings LP, Class A	1,288,137	25,788,503
REX American Resources Corp.(a)	65,919	2,854,952
Ur-Energy, Inc.(a)(b)	150,462	1,092,354

		104,720,516

Paper & Forest Products — 0.3%
Louisiana-Pacific Corp.	133,478	15,777,100

Passenger Airlines — 0.6%
Allegiant Travel Co.	59,529	4,871,853
SkyWest, Inc.(a)	157,271	18,045,275
Sun Country Airlines Holdings, Inc.(a)	244,623	3,520,125

		26,437,253

Personal Care Products — 0.1%
BellRing Brands, Inc.(a)	54,104	4,245,000

Pharmaceuticals — 2.3%
Amphastar Pharmaceuticals, Inc.(a)	42,002	1,898,070
Arvinas, Inc.(a)(b)	160,425	4,286,556
Atea Pharmaceuticals, Inc.(a)	664,087	2,271,178

S C H E D U L E S O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Axsome Therapeutics, Inc.(a)	19,334	$1,898,985
Collegium Pharmaceutical, Inc.(a)(b)	152,271	4,644,266
Corcept Therapeutics, Inc.(a)	454,971	26,242,727
Edgewise Therapeutics, Inc.(a)	149,708	4,940,364
Elanco Animal Health, Inc.(a)	321,393	4,245,602
Evolus, Inc.(a)	64,865	888,002
Fulcrum Therapeutics, Inc.(a)	129,124	497,127
Harmony Biosciences Holdings, Inc.(a)	211,994	7,349,832
Intra-Cellular Therapies, Inc.(a)	35,196	3,014,537
Jazz Pharmaceuticals PLC(a)(b)	16,902	2,055,114
Longboard Pharmaceuticals, Inc.(a)	16,688	1,000,946
Nektar Therapeutics(a)	1,008,152	1,149,293
Nuvation Bio, Inc., Class A(a)	597,364	1,732,356
Pacira BioSciences, Inc.(a)	85,592	1,447,361
Phibro Animal Health Corp., Class A	55,843	1,305,051
Prestige Consumer Healthcare, Inc.(a)	112,628	9,547,476
Scilex Holding Co. (Acquired 03/05/21, cost $9,826,744)(a)(b)(c)	430,177	272,018
Septerna, Inc.(a)	52,916	1,338,246
Supernus Pharmaceuticals, Inc.(a)	427,506	15,633,894
Tarsus Pharmaceuticals, Inc.(a)	57,365	3,008,794
Terns Pharmaceuticals, Inc.(a)	63,540	396,490
Trevi Therapeutics, Inc.(a)	45	130
Xeris Biopharma Holdings, Inc.(a)	191,086	626,762

		101,691,177

Professional Services — 3.2%
CACI International, Inc., Class A(a)	9,603	4,416,228
CBIZ, Inc.(a)	3,950	326,191
CRA International, Inc.	11,441	2,231,338
CSG Systems International, Inc.	64,679	3,545,056
ExlService Holdings, Inc.(a)	999,685	46,345,397
Exponent, Inc.	4,965	490,095
Franklin Covey Co.(a)	80,406	2,925,170
FTI Consulting, Inc.(a)	4,855	983,235
ICF International, Inc.	16,737	2,319,246
Insperity, Inc.	269,530	21,252,440
Kelly Services, Inc., Class A, NVS	120,642	1,767,405
Kforce, Inc.	32,344	1,940,317
Korn Ferry	22,540	1,765,784
ManpowerGroup, Inc.	305,661	19,675,399
Maximus, Inc.	204,230	15,215,135
Parsons Corp.(a)	24,162	2,317,377
Paylocity Holding Corp.(a)	11,055	2,294,355
Robert Half, Inc.	52,141	3,890,240
ShiftPixy, Inc.(a)(d)	1	—
TriNet Group, Inc.	74,243	6,936,523
UL Solutions, Inc., Class A	13,007	698,866
Willdan Group, Inc.(a)	25,618	1,119,763

		142,455,560

Real Estate Management & Development — 0.5%
Anywhere Real Estate, Inc.(a)	395,005	1,935,525
Forestar Group, Inc.(a)	39,093	1,166,926
FRP Holdings, Inc.(a)	57,822	1,843,365
RE/MAX Holdings, Inc., Class A(a)	57,192	752,647
RMR Group, Inc. (The), Class A	181,879	4,037,714
St. Joe Co. (The)	208,591	10,654,828

		20,391,005

Residential REITs — 0.2%
Bluerock Homes Trust, Inc., Class A	77	1,092
Elme Communities	94,999	1,609,283

Security	Shares	Value

Residential REITs (continued)
NexPoint Residential Trust, Inc.	129,475	$6,094,388
UMH Properties, Inc.	30,032	576,615

		8,281,378

Retail REITs — 1.1%
Brixmor Property Group, Inc.	180,864	5,438,580
Kite Realty Group Trust	1,267,359	34,941,088
Saul Centers, Inc.	10,171	418,130
Tanger, Inc.	205,956	7,614,193

		48,411,991

Semiconductors & Semiconductor Equipment — 2.7%
ACM Research, Inc., Class A(a)	179,852	3,091,656
Ambarella, Inc.(a)	165,456	11,838,377
Axcelis Technologies, Inc.(a)	107,366	7,970,852
Credo Technology Group Holding Ltd.(a)	269,175	13,178,808
Diodes, Inc.(a)	106,711	6,936,215
Ichor Holdings Ltd.(a)	61,840	2,025,878
Impinj, Inc.(a)	33,123	6,366,572
inTEST Corp.(a)	35,226	267,013
MaxLinear, Inc.(a)	223,499	3,381,540
Onto Innovation, Inc.(a)	61,228	10,052,413
Photronics, Inc.(a)	150,419	3,746,937
Power Integrations, Inc.	111,658	7,314,716
Rambus, Inc.(a)	144,141	8,332,791
Semtech Corp.(a)	69,504	4,451,036
Silicon Laboratories, Inc.(a)	54,676	6,049,899
SiTime Corp.(a)	12,129	2,575,957
Synaptics, Inc.(a)(b)	265,370	21,293,289
Ultra Clean Holdings, Inc.(a)	14,336	550,933

		119,424,882

Software — 6.8%
8x8, Inc.(a)	653,895	2,027,075
ACI Worldwide, Inc.(a)	765,683	43,506,108
Alarm.com Holdings, Inc.(a)	157,899	10,285,541
Appfolio, Inc., Class A(a)	3,367	854,376
Aurora Innovation, Inc., Class A(a)	428,977	2,775,481
Bit Digital, Inc.(a)(b)	820,372	3,781,915
BlackLine, Inc.(a)	83,677	5,188,811
Box, Inc., Class A(a)(b)	342,191	12,007,482
Braze, Inc., Class A(a)(b)	323,273	12,840,404
C3.ai, Inc., Class A(a)(b)	257,923	9,589,577
Cleanspark, Inc.(a)	200,397	2,875,697
Clear Secure, Inc., Class A	69,861	1,808,003
CommVault Systems, Inc.(a)	80,513	13,815,226
Confluent, Inc., Class A(a)	342,504	10,562,823
Domo, Inc., Class B(a)	255,473	2,391,227
DoubleVerify Holdings, Inc.(a)	14,603	296,879
Five9, Inc.(a)(b)	106,687	4,404,039
Freshworks, Inc., Class A(a)	304,014	4,861,184
Gitlab, Inc., Class A(a)	93,082	5,933,978
Informatica, Inc., Class A(a)	71,031	1,883,742
Intapp, Inc.(a)	51,612	3,228,331
LiveRamp Holdings, Inc.(a)	295,379	8,967,706
MARA Holdings, Inc.(a)(b)	265,390	7,276,994
Nutanix, Inc., Class A(a)	56,536	3,690,670
Olo, Inc., Class A(a)	318,111	2,319,029
Ooma, Inc.(a)	437,236	6,471,093
Pagaya Technologies Ltd., Class A(a)	256,681	2,805,523
Pegasystems, Inc.	85,100	8,081,947
PROS Holdings, Inc.(a)	127,536	2,955,009
Q2 Holdings, Inc.(a)	114,420	11,984,351
Qualys, Inc.(a)(b)	105,574	16,216,166

20	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Rapid7, Inc.(a)	17,996	$766,630
RingCentral, Inc., Class A(a)	221,636	8,340,163
Riot Platforms, Inc.(a)	103,333	1,307,162
SEMrush Holdings, Inc., Class A(a)	208,010	2,828,936
Smartsheet, Inc., Class A(a)	86,333	4,830,331
Tenable Holdings, Inc.(a)	67,348	2,827,269
Unity Software, Inc.(a)	34,889	841,174
Upland Software, Inc.(a)	147,254	540,422
Varonis Systems, Inc.(a)	244,853	12,232,856
Verint Systems, Inc.(a)	244,055	6,150,186
Workiva, Inc., Class A(a)	197,612	19,217,767
Yext, Inc.(a)	150,825	1,245,815
Zeta Global Holdings Corp., Class A(a)	437,125	9,310,762
Zuora, Inc., Class A(a)	597,002	5,928,230

		302,054,090

Specialized REITs — 0.5%
Lamar Advertising Co., Class A	140,448	18,822,841
Outfront Media, Inc.	294,439	5,656,173

		24,479,014

Specialty Retail — 3.1%
1-800-Flowers.com, Inc., Class A(a)(b)	556,405	4,523,573
Abercrombie & Fitch Co., Class A(a)	126,015	18,863,185
American Eagle Outfitters, Inc.	227,632	4,379,640
America’s Car-Mart, Inc.(a)	20,479	945,311
Boot Barn Holdings, Inc.(a)(b)	62,609	8,586,198
CarParts.com, Inc.(a)	170,354	164,153
Carvana Co., Class A(a)	17,222	4,484,953
Chewy, Inc., Class A(a)	160,951	5,377,373
Conn’s, Inc.(a)	224,237	—
Foot Locker, Inc.(a)	327,747	8,242,837
Gap, Inc. (The)	132,889	3,222,558
Genesco, Inc.(a)	31,505	1,058,253
Group 1 Automotive, Inc.(b)	29,549	12,581,964
Haverty Furniture Cos., Inc.	33,044	780,169
Lands’ End, Inc.(a)	76,597	1,221,722
Lulu’s Fashion Lounge Holdings, Inc.(a)	163	201
Murphy U.S.A., Inc.	1,535	840,873
National Vision Holdings, Inc.(a)	421,697	5,102,534
Penske Automotive Group, Inc.	27,705	4,613,991
Revolve Group, Inc., Class A(a)	179,731	6,484,694
Sonic Automotive, Inc., Class A	25,053	1,732,164
Stitch Fix, Inc., Class A(a)	957,554	4,557,957
Upbound Group, Inc.	313,064	10,766,271
Victoria’s Secret & Co.(a)	87,509	3,398,850
Warby Parker, Inc., Class A(a)	374,427	8,439,585
Wayfair, Inc., Class A(a)	196,604	9,090,969
Winmark Corp.	9,582	3,947,065
Zumiez, Inc.(a)(b)	259,177	5,720,036

		139,127,079

Technology Hardware, Storage & Peripherals — 0.1%
IonQ, Inc.(a)(b)	106,931	3,902,982

Textiles, Apparel & Luxury Goods — 0.7%
Figs, Inc., Class A(a)	244,106	1,266,910
G-III Apparel Group Ltd.(a)	288,246	8,540,729
Ralph Lauren Corp., Class A	37,987	8,790,192
Skechers U.S.A., Inc., Class A(a)	113,370	7,235,273
Steven Madden Ltd.	110,435	5,033,627
Unifi, Inc.(a)(b)	38,167	212,209

		31,078,940

Security	Shares	Value

Tobacco — 0.1%
Turning Point Brands, Inc.	89,627	$5,547,911

Trading Companies & Distributors — 2.9%
Applied Industrial Technologies, Inc.	61,253	16,827,424
BlueLinx Holdings, Inc.(a)	61,408	7,718,986
Boise Cascade Co.	244,148	36,036,245
DNOW, Inc.(a)	677,307	10,193,470
FTAI Aviation Ltd.	173,631	29,312,385
GATX Corp.	38,742	6,359,887
Global Industrial Co.	15,408	435,276
H&E Equipment Services, Inc.	59,460	3,552,140
Herc Holdings, Inc.	57,929	13,439,528
McGrath RentCorp.	37,340	4,549,879
MRC Global, Inc.(a)	76,925	1,074,642
Rush Enterprises, Inc., Class A	38,060	2,357,817
SiteOne Landscape Supply, Inc.(a)	1,770	271,253

		132,128,932

Water Utilities — 0.1%
California Water Service Group	25,279	1,294,032
SJW Group	61,571	3,430,736

		4,724,768

Wireless Telecommunication Services — 0.2%
Telephone & Data Systems, Inc.	213,258	7,289,158

Total Common Stocks — 99.1% (Cost: $3,681,768,838)		4,429,055,227

Rights

Biotechnology — 0.0%
Albireo Pharma Inc., CVR(a)(b)(d)	28,456	98,742
Chinook Therapeutics, Inc., CVR(a)(d)	35,990	30,232
Flexion Therapeutics, Inc., CVR(a)(d)	73,745	36,135
Jounce Therapeutics, Inc., CVR(a)	10,334	91
Radius Health, Inc., CVR(a)	72,193	5,775

		170,975

Health Care Providers & Services — 0.0%
Surface Oncology, Inc., CVR(a)	58,721	5,515

Paper & Forest Products — 0.0%
Resolute Forest Products, Inc., CVR(a)(d)	72,036	118,139

Total Rights — 0.0% (Cost: $ —)		294,629

Total Long-Term Investments — 99.1% (Cost: $3,681,768,838)		4,429,349,856

S C H E D U L E S O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 3.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(e)(f)(g)	109,552,197	$109,606,973
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.53%(e)(f)	38,732,193	38,732,193

Total Short-Term Securities — 3.3% (Cost: $148,319,732)		148,339,166

Total Investments — 102.4% (Cost: $3,830,088,570)		4,577,689,022

Liabilities in Excess of Other Assets — (2.4)%		(107,024,344)

Net Assets — 100.0%		$4,470,664,678

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $272,018, representing 0.0% of its net assets as of period end, and an original cost of $9,826,744.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/24	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$153,856,296	$—		$(44,275,716	)(a)	$6,959	$19,434	$109,606,973	109,552,197	$235,841	(b)	$—
BlackRock Liquidity Funds, T-Fund, Institutional Shares	34,625,874	4,106,319	(a)	—		—	—	38,732,193	38,732,193	1,047,808		—

						$6,959	$19,434	$148,339,166		$1,283,649		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	359	12/20/24	$43,881	$(144,732)

22	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Advantage Small Cap Core Fund

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$144,732	$—	$—	$—	$144,732

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended November 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$5,831,455	$—	$—	$—	$5,831,455

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(116,656)	$—	$—	$—	$(116,656)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$45,560,723

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	$		$		$		$

	Level 1		Level 2		Level 3		Total

Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense		$58,104,026		$—		$—		$58,104,026
Air Freight & Logistics		1,032,123		—		—		1,032,123
Automobile Components		65,338,140		—		—		65,338,140
Banks		428,879,456		—		—		428,879,456
Biotechnology		408,504,856		—		—		408,504,856
Broadline Retail		5,067,289		—		—		5,067,289
Building Products		69,938,279		—		—		69,938,279
Capital Markets		141,737,991		—		—		141,737,991
Chemicals		44,581,137		—		—		44,581,137
Commercial Services & Supplies		26,423,871		—		—		26,423,871
Communications Equipment		20,573,276		—		—		20,573,276
Construction & Engineering		130,397,461		—		—		130,397,461
Consumer Finance		96,764,663		—		—		96,764,663
Consumer Staples Distribution & Retail		40,542,894		—		—		40,542,894
Containers & Packaging		8,279,812		—		—		8,279,812
Distributors		741,815		—		—		741,815
Diversified Consumer Services		44,264,484		—		—		44,264,484
Diversified REITs		30,708,203		—		—		30,708,203

S C H E D U L E S O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Advantage Small Cap Core Fund

Fair Value Hierarchy as of Period End (continued)

	$		$		$		$

	Level 1		Level 2		Level 3		Total

Common Stocks (continued)
Diversified Telecommunication Services		$26,974,564		$—		$—		$26,974,564
Electric Utilities		22,608,469		—		—		22,608,469
Electrical Equipment		41,119,175		—		—		41,119,175
Electronic Equipment, Instruments & Components		142,261,638		—		—		142,261,638
Energy Equipment & Services		91,780,553		—		—		91,780,553
Entertainment		21,161,114		—		—		21,161,114
Financial Services		79,060,102		—		—		79,060,102
Food Products		30,840,741		—		—		30,840,741
Gas Utilities		20,614,634		—		—		20,614,634
Ground Transportation		10,660,489		—		—		10,660,489
Health Care Equipment & Supplies		92,288,370		—		—		92,288,370
Health Care Providers & Services		127,241,330		—		—		127,241,330
Health Care Technology		22,408,934		—		—		22,408,934
Hotel & Resort REITs		49,138,582		—		—		49,138,582
Hotels, Restaurants & Leisure		65,557,964		—		—		65,557,964
Household Durables		113,629,223		—		—		113,629,223
Household Products		10,764,136		—		—		10,764,136
Independent Power and Renewable Electricity Producers		281		—		—		281
Industrial REITs		40,852,972		—		—		40,852,972
Insurance		73,257,384		—		—		73,257,384
Interactive Media & Services		59,959,247		—		—		59,959,247
IT Services		16,188,052		—		—		16,188,052
Leisure Products		14,120,007		—		—		14,120,007
Life Sciences Tools & Services		20,476,416		—		—		20,476,416
Machinery		151,680,398		—		—		151,680,398
Marine Transportation		14,072,462		—		—		14,072,462
Media		33,427,902		—		—		33,427,902
Metals & Mining		95,086,961		—		—		95,086,961
Mortgage Real Estate Investment Trusts (REITs)		7,054,387		—		—		7,054,387
Multi-Utilities		39,528,090		—		—		39,528,090
Office REITs		31,192,138		—		—		31,192,138
Oil, Gas & Consumable Fuels		104,720,516		—		—		104,720,516
Paper & Forest Products		15,777,100		—		—		15,777,100
Passenger Airlines		26,437,253		—		—		26,437,253
Personal Care Products		4,245,000		—		—		4,245,000
Pharmaceuticals		101,419,159		272,018		—		101,691,177
Professional Services		142,455,560		—		—		142,455,560
Real Estate Management & Development		20,391,005		—		—		20,391,005
Residential REITs		8,281,378		—		—		8,281,378
Retail REITs		48,411,991		—		—		48,411,991
Semiconductors & Semiconductor Equipment		119,424,882		—		—		119,424,882
Software		302,054,090		—		—		302,054,090
Specialized REITs		24,479,014		—		—		24,479,014
Specialty Retail		139,127,079		—		—		139,127,079
Technology Hardware, Storage & Peripherals		3,902,982		—		—		3,902,982
Textiles, Apparel & Luxury Goods		31,078,940		—		—		31,078,940
Tobacco		5,547,911		—		—		5,547,911
Trading Companies & Distributors		132,128,932		—		—		132,128,932
Water Utilities		4,724,768		—		—		4,724,768
Wireless Telecommunication Services		7,289,158		—		—		7,289,158
Rights		—		11,381		283,248		294,629
Short-Term Securities
Money Market Funds		148,339,166		—		—		148,339,166

		$4,577,122,375		$283,399		$283,248		$4,577,689,022

Derivative Financial Instruments(a)
Liabilities
Equity Contracts		$(144,732)		$—		$—		$(144,732)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

24	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) November 30, 2024	BlackRock Advantage Large Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.1%
Lockheed Martin Corp.	50,395	$26,679,617
Northrop Grumman Corp.	80,758	39,543,155

		66,222,772

Air Freight & Logistics — 0.6%
Expeditors International of Washington, Inc.	158,806	19,317,162

Automobiles — 1.7%
Tesla, Inc.(a)	153,728	53,060,756

Banks — 3.9%
Bank of America Corp.	1,190,708	56,570,537
Citigroup, Inc.	436,159	30,910,589
JPMorgan Chase & Co.	143,128	35,741,924

		123,223,050

Biotechnology — 2.1%
Biogen, Inc.(a)	133,416	21,430,612
BioMarin Pharmaceutical, Inc.(a)	172,638	11,399,287
Natera, Inc.(a)	61,688	10,350,013
Neurocrine Biosciences, Inc.(a)	118,131	14,973,104
United Therapeutics Corp.(a)	22,420	8,306,386

		66,459,402

Broadline Retail — 4.1%
Amazon.com, Inc.(a)	628,179	130,592,132

Building Products — 1.1%
Trane Technologies PLC	86,193	35,875,250

Capital Markets — 3.9%
Cboe Global Markets, Inc.	24,209	5,225,513
CME Group, Inc., Class A	182,930	43,537,340
Invesco Ltd.	1,528,844	27,656,788
Morgan Stanley	199,305	26,230,531
Nasdaq, Inc.	119,446	9,912,824
State Street Corp.	116,001	11,427,258

		123,990,254

Chemicals — 0.3%
Mosaic Co. (The)	302,541	8,005,235

Commercial Services & Supplies — 2.3%
Cintas Corp.	192,839	43,541,118
Waste Management, Inc.	121,493	27,727,132

		71,268,250

Communications Equipment — 1.4%
Arista Networks, Inc.(a)	45,819	18,594,267
Motorola Solutions, Inc.	48,476	24,223,457

		42,817,724

Construction & Engineering — 1.1%
AECOM	57,618	6,739,578
Comfort Systems U.S.A., Inc.	30,572	15,080,250
MasTec, Inc.(a)	82,417	11,872,993

		33,692,821

Consumer Staples Distribution & Retail — 3.3%
Costco Wholesale Corp.	51,135	49,697,084
Kroger Co. (The)	232,682	14,212,217
Walmart, Inc.	415,163	38,402,577

		102,311,878

Electric Utilities — 0.9%
OGE Energy Corp.	165,790	7,288,128
Pinnacle West Capital Corp.	223,788	20,968,936

		28,257,064

Security	Shares	Value

Electrical Equipment — 1.4%
Eaton Corp. PLC	119,262	$44,773,340

Electronic Equipment, Instruments & Components — 0.2%
Flex Ltd.(a)	147,075	5,731,513

Energy Equipment & Services — 0.8%
Halliburton Co.	840,137	26,766,765

Entertainment — 0.4%
Netflix, Inc.(a)	13,382	11,867,291

Financial Services — 3.6%
Berkshire Hathaway, Inc., Class B(a)	24,350	11,761,537
Mastercard, Inc., Class A	70,560	37,604,246
Visa, Inc., Class A	199,234	62,774,649

		112,140,432

Ground Transportation — 0.7%
Uber Technologies, Inc.(a)	301,845	21,720,766

Health Care Equipment & Supplies — 2.0%
Medtronic PLC	421,933	36,514,082
Stryker Corp.	70,254	27,550,106

		64,064,188

Health Care Providers & Services — 2.5%
Cardinal Health, Inc.	128,613	15,721,653
Centene Corp.(a)	273,830	16,429,800
Elevance Health, Inc.	16,881	6,869,892
HCA Healthcare, Inc.	77,040	25,209,029
UnitedHealth Group, Inc.	25,381	15,487,486

		79,717,860

Hotel & Resort REITs — 0.0%
RLJ Lodging Trust	51	521

Hotels, Restaurants & Leisure — 2.2%
Booking Holdings, Inc.	7,432	38,661,115
Texas Roadhouse, Inc.	143,677	29,492,578

		68,153,693

Household Durables — 1.3%
DR Horton, Inc.	84,806	14,313,557
Toll Brothers, Inc.	152,995	25,270,184

		39,583,741

Household Products — 1.4%
Colgate-Palmolive Co.	186,080	17,980,910
Kimberly-Clark Corp.	197,150	27,472,853

		45,453,763

Industrial REITs — 0.5%
First Industrial Realty Trust, Inc.	201,596	10,775,306
Lineage, Inc.	55,807	3,539,280

		14,314,586

Insurance — 2.7%
Allstate Corp. (The)	109,101	22,626,456
Marsh & McLennan Cos., Inc.	69,634	16,240,738
Progressive Corp. (The)	175,251	47,121,489

		85,988,683

Interactive Media & Services — 6.6%
Alphabet, Inc., Class A	456,837	77,182,611
Alphabet, Inc., Class C, NVS	274,867	46,862,075
Meta Platforms, Inc., Class A	146,861	84,345,209

		208,389,895

IT Services — 0.8%
Accenture PLC, Class A	68,308	24,752,770

S C H E D U L E S O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Advantage Large Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services — 1.0%
Thermo Fisher Scientific, Inc.	58,905	$31,197,855

Machinery — 2.6%
Caterpillar, Inc.	20,776	8,437,341
Flowserve Corp.	167,668	10,231,102
Oshkosh Corp.	164,828	18,726,109
Parker-Hannifin Corp.	62,512	43,939,685

		81,334,237

Media — 2.1%
Comcast Corp., Class A	955,105	41,250,985
Fox Corp., Class A, NVS	516,654	24,344,737
Fox Corp., Class B	7,439	332,746

		65,928,468

Metals & Mining — 1.2%
Freeport-McMoRan, Inc.	304,039	13,438,524
Nucor Corp.	158,493	24,517,282

		37,955,806

Multi-Utilities — 0.8%
CMS Energy Corp.	343,541	23,948,243

Oil, Gas & Consumable Fuels — 1.4%
Chevron Corp.	127,003	20,565,596
Devon Energy Corp.	653,647	24,805,903

		45,371,499

Pharmaceuticals — 3.1%
Eli Lilly & Co.	63,331	50,370,311
Merck & Co., Inc.	226,126	22,983,447
Pfizer, Inc.	960,979	25,187,259

		98,541,017

Retail REITs — 1.4%
Simon Property Group, Inc.	232,101	42,613,744

Semiconductors & Semiconductor Equipment — 9.8%
Broadcom, Inc.	172,497	27,958,314
Intel Corp.	239,269	5,754,419
Lam Research Corp.	361,992	26,743,969
Micron Technology, Inc.	216,980	21,253,191
Monolithic Power Systems, Inc.	9,888	5,612,824
NVIDIA Corp.	1,456,055	201,299,604
QUALCOMM, Inc.	128,927	20,438,797

		309,061,118

Security	Shares	Value

Software — 10.3%
Adobe, Inc.(a)	56,063	$28,924,584
Fortinet, Inc.(a)	155,229	14,754,517
InterDigital, Inc.	6	1,176
Intuit, Inc.	25,514	16,373,099
Manhattan Associates, Inc.(a)	48,778	13,923,192
Microsoft Corp.	508,289	215,240,060
ServiceNow, Inc.(a)	25,960	27,243,462
Smartsheet, Inc., Class A(a)	135,459	7,578,931

		324,039,021

Specialty Retail — 2.0%
Home Depot, Inc. (The)	88,690	38,059,540
Penske Automotive Group, Inc.	40,800	6,794,832
Ross Stores, Inc.	126,576	19,602,825

		64,457,197

Technology Hardware, Storage & Peripherals — 7.1%
Apple Inc.	938,413	222,713,558

Tobacco — 0.4%
Altria Group, Inc.	199,020	11,491,415

Total Long-Term Investments — 99.1% (Cost: $2,001,283,532)		3,117,166,735

Short-Term Securities

Money Market Funds — 0.9%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.53%(b)(c)	28,946,320	28,946,320

Total Short-Term Securities — 0.9% (Cost: $28,946,320)		28,946,320

Total Investments — 100.0% (Cost: $2,030,229,852)		3,146,113,055

Other Assets Less Liabilities — 0.0%		1,368,594

Net Assets — 100.0%		$3,147,481,649

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

26	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Advantage Large Cap Core Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/24	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$7,654,832	$—		$(7,650,433	)(b)	$(4,579)	$180	$—	—	$2,840	(c)	$—
BlackRock Liquidity Funds, T-Fund, Institutional Shares	25,852,986	3,093,334	(b)	—		—	—	28,946,320	28,946,320	701,013		—

						$(4,579)	$180	$28,946,320		$703,853		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	110	12/20/24	$33,283	$1,907,954

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$1,907,954	$—	$—	$—	$1,907,954

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended November 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$2,512,887	$—	$—	$—	$2,512,887

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$1,106,796	$—	$—	$—	$1,106,796

S C H E D U L E S O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Advantage Large Cap Core Fund

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$32,350,900

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$3,117,166,735	$—	$—	$3,117,166,735
Short-Term Securities
Money Market Funds	28,946,320	—	—	28,946,320

	$3,146,113,055	$—	$—	$3,146,113,055

Derivative Financial Instruments(a)
Assets
Equity Contracts	$1,907,954	$—	$—	$1,907,954

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

28	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) November 30, 2024	BlackRock Advantage Large Cap Value Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.0%
General Electric Co.	1,233	$224,603
HEICO Corp., Class A	11,570	2,442,774
Lockheed Martin Corp.	12,819	6,786,507
Northrop Grumman Corp.	17,078	8,362,243
RTX Corp.	20,786	2,532,358
Standardaero, Inc.(a)(b)	11,547	330,937

		20,679,422

Air Freight & Logistics — 1.0%
Expeditors International of Washington, Inc.	48,996	5,959,874
United Parcel Service, Inc., Class B	5,770	783,104

		6,742,978

Automobile Components — 0.2%
BorgWarner, Inc.	23,145	794,336
Lear Corp.	4,278	418,560

		1,212,896

Automobiles — 0.1%
General Motors Co.	13,849	769,866

Banks — 8.1%
Bank of America Corp.	325,494	15,464,220
Citigroup, Inc.	128,546	9,110,055
Citizens Financial Group, Inc.	50,105	2,412,055
First Horizon Corp.	64,590	1,364,787
FNB Corp.	26,096	447,546
JPMorgan Chase & Co.	71,241	17,790,302
PNC Financial Services Group, Inc. (The)	14,023	3,011,019
Truist Financial Corp.	18,578	885,799
Wells Fargo & Co.	73,160	5,572,597

		56,058,380

Biotechnology — 3.4%
AbbVie, Inc.	3,508	641,718
Amgen, Inc.	2,691	761,203
Biogen, Inc.(a)	34,371	5,521,014
BioMarin Pharmaceutical, Inc.(a)	46,084	3,042,927
Blueprint Medicines Corp.(a)	7,595	732,006
Gilead Sciences, Inc.	40,144	3,716,532
Ionis Pharmaceuticals, Inc.(a)	22,219	793,885
Moderna, Inc.(a)	1,754	75,527
Natera, Inc.(a)	9,300	1,560,354
Neurocrine Biosciences, Inc.(a)	19,063	2,416,235
Regeneron Pharmaceuticals, Inc.(a)	2,228	1,671,490
Ultragenyx Pharmaceutical, Inc.(a)	11,465	546,078
United Therapeutics Corp.(a)	4,860	1,800,581

		23,279,550

Broadline Retail — 0.7%
Amazon.com, Inc.(a)	23,676	4,922,004

Building Products — 1.1%
Trane Technologies PLC	18,543	7,717,967

Capital Markets — 5.9%
Cboe Global Markets, Inc.	8,939	1,929,483
Charles Schwab Corp. (The)	6,252	517,416
CME Group, Inc., Class A	44,963	10,701,194
Interactive Brokers Group, Inc., Class A	2,874	549,193
Intercontinental Exchange, Inc.	13,392	2,155,576
Invesco Ltd.	388,999	7,036,992
Moody’s Corp.	484	241,990
Morgan Stanley	38,828	5,110,153
MSCI, Inc., Class A	795	484,656

Security	Shares	Value

Capital Markets (continued)
Nasdaq, Inc.	45,301	$3,759,530
S&P Global, Inc.	7,667	4,006,084
State Street Corp.	39,877	3,928,283

		40,420,550

Chemicals — 1.5%
DuPont de Nemours, Inc.	7,177	599,926
Ecolab, Inc.	3,214	799,547
Huntsman Corp.	138,504	2,711,908
LyondellBasell Industries NV, Class A	43,901	3,658,709
Mosaic Co. (The)	108,050	2,859,003

		10,629,093

Commercial Services & Supplies — 2.0%
Cintas Corp.	37,061	8,368,003
Waste Management, Inc.	22,626	5,163,706

		13,531,709

Communications Equipment — 1.3%
Arista Networks, Inc.(a)	5,438	2,206,849
Juniper Networks, Inc.	8,367	300,543
Motorola Solutions, Inc.	12,914	6,453,126

		8,960,518

Construction & Engineering — 1.5%
AECOM	23,432	2,740,841
Comfort Systems U.S.A., Inc.	6,328	3,121,413
EMCOR Group, Inc.	5,885	3,002,056
MasTec, Inc.(a)	8,480	1,221,629

		10,085,939

Consumer Finance — 0.5%
American Express Co.	2,054	625,813
OneMain Holdings, Inc.	43,530	2,496,445

		3,122,258

Consumer Staples Distribution & Retail — 3.4%
Costco Wholesale Corp.	4,922	4,783,593
Kroger Co. (The)	78,299	4,782,503
Walmart, Inc.	151,006	13,968,055

		23,534,151

Containers & Packaging — 0.6%
Crown Holdings, Inc.	25,214	2,321,957
Packaging Corp. of America	8,403	2,091,087

		4,413,044

Diversified Telecommunication Services — 1.2%
AT&T Inc.	229,751	5,321,033
Liberty Global Ltd., Class A(a)	11,911	168,303
Sunrise Communications AG, Class A, ADR(a)	2,382	115,551
Verizon Communications, Inc.	65,886	2,921,385

		8,526,272

Electric Utilities — 2.7%
Eversource Energy	6,627	427,375
Exelon Corp.	174,203	6,891,471
IDACORP, Inc.	10,822	1,282,082
NextEra Energy, Inc.	3,914	307,914
OGE Energy Corp.	143,286	6,298,853
Pinnacle West Capital Corp.	37,446	3,508,690

		18,716,385

Electrical Equipment — 2.1%
AMETEK, Inc.	13,590	2,641,624
Eaton Corp. PLC	31,738	11,915,080

		14,556,704

S C H E D U L E S O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Advantage Large Cap Value Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	22,008	$1,598,881
Badger Meter, Inc.	287	62,228
Flex Ltd.(a)	32,865	1,280,749
TE Connectivity PLC	11,868	1,793,492

		4,735,350

Energy Equipment & Services — 0.9%
Halliburton Co.	201,722	6,426,863

Entertainment — 0.0%
ROBLOX Corp., Class A(a)	4,705	235,862
Roku, Inc., Class A(a)	1,203	83,043

		318,905

Financial Services — 4.3%
Berkshire Hathaway, Inc., Class B(a)	36,802	17,776,102
Mastercard, Inc., Class A	7,896	4,208,094
Visa, Inc., Class A	24,411	7,691,418

		29,675,614

Food Products — 0.3%
Bunge Global SA	2,440	218,966
Freshpet, Inc.(a)	1,821	278,704
Ingredion, Inc.	3,788	558,124
Tyson Foods, Inc., Class A	20,218	1,304,061

		2,359,855

Ground Transportation — 0.6%
CSX Corp.	79,340	2,899,877
Uber Technologies, Inc.(a)	17,632	1,268,799

		4,168,676

Health Care Equipment & Supplies — 3.0%
Becton Dickinson & Co.	6,093	1,352,037
Boston Scientific Corp.(a)	17,306	1,568,962
Edwards Lifesciences Corp.(a)	1,953	139,346
Medtronic PLC	120,844	10,457,840
Stryker Corp.	18,387	7,210,462

		20,728,647

Health Care Providers & Services — 4.1%
Cardinal Health, Inc.	25,421	3,107,463
Centene Corp.(a)	56,740	3,404,400
Cigna Group (The)	6,975	2,356,155
Elevance Health, Inc.	10,637	4,328,834
HCA Healthcare, Inc.	17,591	5,756,127
Molina Healthcare, Inc.(a)	871	259,471
Tenet Healthcare Corp.(a)	5,241	747,786
UnitedHealth Group, Inc.	13,097	7,991,789

		27,952,025

Health Care REITs — 0.4%
Ventas, Inc.	47,172	3,022,310

Hotels, Restaurants & Leisure — 1.6%
Booking Holdings, Inc.	545	2,835,079
Caesars Entertainment, Inc.(a)	18,400	708,216
Carnival Corp.(a)	46,626	1,185,699
Chipotle Mexican Grill, Inc.(a)	2,379	146,356
Domino’s Pizza, Inc.	517	246,190
McDonald’s Corp.	2,073	613,629
MGM Resorts International(a)	12,933	495,851
Texas Roadhouse, Inc.	19,505	4,003,792
Travel + Leisure Co.	7,339	410,030
Wingstop, Inc.	499	164,056

		10,808,898

Security	Shares	Value

Household Durables — 1.6%
DR Horton, Inc.	22,565	$3,808,521
NVR, Inc.(a)	123	1,135,976
PulteGroup, Inc.	2,945	398,370
Taylor Morrison Home Corp., Class A(a)	2,918	215,553
Toll Brothers, Inc.	34,738	5,737,675

		11,296,095

Household Products — 2.3%
Colgate-Palmolive Co.	51,619	4,987,944
Kimberly-Clark Corp.	46,586	6,491,759
Procter & Gamble Co. (The)	23,262	4,169,946
Spectrum Brands Holdings, Inc.	939	86,341

		15,735,990

Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The)	5,652	73,702

Industrial Conglomerates — 0.3%
3M Co.	15,499	2,069,581

Industrial REITs — 0.8%
First Industrial Realty Trust, Inc.	65,679	3,510,542
Lineage, Inc.	12,380	785,140
Prologis, Inc.	11,876	1,386,879

		5,682,561

Insurance — 4.7%
Allstate Corp. (The)	41,489	8,604,404
Brown & Brown, Inc.	25,021	2,829,875
Globe Life, Inc.	1,190	132,376
Hartford Financial Services Group, Inc. (The)	3,412	420,734
Marsh & McLennan Cos., Inc.	25,757	6,007,305
Progressive Corp. (The)	18,072	4,859,199
Reinsurance Group of America, Inc.	27,286	6,232,122
Unum Group	39,874	3,066,311

		32,152,326

Interactive Media & Services — 1.0%
Alphabet, Inc., Class A	28,002	4,730,938
Meta Platforms, Inc., Class A	3,724	2,138,768
Snap, Inc., Class A, NVS(a)	15,076	178,047

		7,047,753

IT Services — 1.1%
Accenture PLC, Class A	20,258	7,340,891

Life Sciences Tools & Services — 1.6%
Agilent Technologies, Inc.	23,778	3,280,651
Thermo Fisher Scientific, Inc.	14,448	7,652,094

		10,932,745

Machinery — 3.8%
Caterpillar, Inc.	11,268	4,576,047
Flowserve Corp.	16,937	1,033,496
Illinois Tool Works, Inc.	17,751	4,926,257
Oshkosh Corp.	38,341	4,355,921
Parker-Hannifin Corp.	11,931	8,386,300
Westinghouse Air Brake Technologies Corp.	1,574	315,776
Xylem, Inc.	18,725	2,373,394

		25,967,191

Media — 2.7%
Comcast Corp., Class A	285,526	12,331,868
Fox Corp., Class A, NVS	120,131	5,660,573
Fox Corp., Class B	4,320	193,234
New York Times Co. (The), Class A	3,371	182,910

		18,368,585

30	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Advantage Large Cap Value Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining — 1.3%
Freeport-McMoRan, Inc.	69,292	$3,062,706
Newmont Corp.	12,739	534,274
Nucor Corp.	36,630	5,666,295

		9,263,275

Multi-Utilities — 1.1%
CMS Energy Corp.	104,257	7,267,755

Oil, Gas & Consumable Fuels — 5.0%
Chevron Corp.	53,839	8,718,149
ConocoPhillips	46,979	5,089,705
Devon Energy Corp.	118,741	4,506,221
EOG Resources, Inc.	3,792	505,322
Exxon Mobil Corp.	63,756	7,520,658
Marathon Petroleum Corp.	24,185	3,776,488
Ovintiv, Inc.	2,098	95,291
Phillips 66	2,723	364,828
Valero Energy Corp.	26,817	3,729,708

		34,306,370

Passenger Airlines — 0.1%
American Airlines Group, Inc.(a)	34,702	503,873
Delta Air Lines, Inc.	7,543	481,394

		985,267

Pharmaceuticals — 2.2%
Bristol-Myers Squibb Co.	46,779	2,770,252
Eli Lilly & Co.	558	443,805
Johnson & Johnson	22,079	3,422,466
Merck & Co., Inc.	5,024	510,639
Pfizer, Inc.	291,934	7,651,590
Septerna, Inc.(a)	6,060	153,258
Zoetis, Inc., Class A	3,240	567,810

		15,519,820

Professional Services — 0.1%
Booz Allen Hamilton Holding Corp., Class A	4,898	725,786

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(a)	3,922	549,041
Zillow Group, Inc., Class A(a)	1,212	98,814

		647,855

Residential REITs — 0.9%
AvalonBay Communities, Inc.	733	172,512
Camden Property Trust	32,159	4,045,602
Essex Property Trust, Inc.	6,052	1,878,904

		6,097,018

Retail REITs — 1.7%
Kimco Realty Corp.	54,265	1,387,556
Kite Realty Group Trust	22,914	631,739
Simon Property Group, Inc.	52,565	9,650,934

		11,670,229

Semiconductors & Semiconductor Equipment — 3.1%
Applied Materials, Inc.	1,278	223,279
Intel Corp.	110,332	2,653,485
KLA Corp.	307	198,638
Lam Research Corp.	39,926	2,949,733
Micron Technology, Inc.	66,801	6,543,158
Monolithic Power Systems, Inc.	679	385,428
NVIDIA Corp.(b)	27,565	3,810,861
QUALCOMM, Inc.	27,670	4,386,525
Texas Instruments, Inc.	1,970	396,029

		21,547,136

Security	Shares	Value

Software — 2.1%
Adobe, Inc.(a)	6,269	$3,234,365
Fortinet, Inc.(a)	15,478	1,471,184
Intuit, Inc.	162	103,960
Manhattan Associates, Inc.(a)	3,418	975,634
Microsoft Corp.	19,201	8,130,856
MicroStrategy, Inc., Class A(a)	792	306,876

		14,222,875

Specialized REITs — 0.1%
Lamar Advertising Co., Class A	3,783	506,998
Public Storage	331	115,204

		622,202

Specialty Retail — 1.9%
Bath & Body Works, Inc.	16,071	582,413
Best Buy Co., Inc.	2,762	248,580
Burlington Stores, Inc.(a)	434	122,336
Carvana Co., Class A(a)	448	116,668
Dick’s Sporting Goods, Inc.	3,168	656,536
Home Depot, Inc. (The)	9,555	4,100,337
Lowe’s Cos., Inc.	2,745	747,821
Penske Automotive Group, Inc.	4,543	756,591
Ross Stores, Inc.	12,761	1,976,296
TJX Cos., Inc. (The)	29,937	3,762,782

		13,070,360

Technology Hardware, Storage & Peripherals — 1.0%
Apple Inc.	28,631	6,794,995

Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp.(a)	5,778	1,132,257
NIKE, Inc., Class B	7,042	554,698
Ralph Lauren Corp., Class A	877	202,938
Skechers U.S.A., Inc., Class A(a)	11,360	724,995
Under Armour, Inc., Class C, NVS(a)	5,011	43,947

		2,658,835

Tobacco — 1.1%
Altria Group, Inc.	58,467	3,375,885
Philip Morris International, Inc.	32,624	4,340,949

		7,716,834

Trading Companies & Distributors — 0.6%
Boise Cascade Co.	1,827	269,665
Ferguson Enterprises, Inc.	13,616	2,940,103
WW Grainger, Inc.	689	830,479

		4,040,247

Total Long-Term Investments — 98.9% (Cost: $561,618,533)		681,901,108

S C H E D U L E S O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Advantage Large Cap Value Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(c)(d)(e)	4,102,878	$4,104,930
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.53%(c)(d)	6,769,294	6,769,294

Total Short-Term Securities — 1.6% (Cost: $10,874,634)		10,874,224

Total Investments — 100.5% (Cost: $572,493,167)		692,775,332

Liabilities in Excess of Other Assets — (0.5)%		(3,231,259)

Net Assets — 100.0%		$689,544,073

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/24	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$3,324,253	$780,602	(a)	$—	$485	$(410)	$4,104,930	4,102,878	$1,527	(b)	$—
BlackRock Liquidity Funds, T-Fund, Institutional Shares	5,735,335	1,033,959	(a)	—	—	—	6,769,294	6,769,294	152,625		—

					$485	$(410)	$10,874,224		$154,152		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	26	12/20/24	$7,867	$417,847

32	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Advantage Large Cap Value Fund

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$417,847	$—	$—	$—	$417,847

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended November 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$576,192	$—	$—	$—	$576,192

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$234,602	$—	$—	$—	$234,602

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$7,330,075

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$681,901,108	$—	$—	$681,901,108
Short-Term Securities
Money Market Funds	10,874,224	—	—	10,874,224

	$692,775,332	$—	$—	$692,775,332

Derivative Financial Instruments(a)
Assets
Equity Contracts	$417,847	$—	$—	$417,847

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	33

Statements of Assets and Liabilities (unaudited)

November 30, 2024

	BlackRock Advantage International Fund	BlackRock Advantage Large Cap Growth Fund	BlackRock Advantage Small Cap Core Fund	BlackRock Advantage Large Cap Core Fund	BlackRock Advantage Large Cap Value Fund

ASSETS
Investments, at value — unaffiliated(a)(b)	$2,202,897,124	$1,380,415,868	$4,429,349,856	$3,117,166,735	$681,901,108
Investments, at value — affiliated(c)	65,052,810	12,670,188	148,339,166	28,946,320	10,874,224
Cash	—	—	72,865	236,478	42,311
Cash pledged:
Futures contracts	1,814,000	763,000	3,052,000	1,605,000	376,006
Foreign currency, at value(d)	306,051	77,398	—	—	—
Receivables:
Investments sold	517,725	111,482	—	211,345	46,865
Securities lending income — affiliated	2	6	28,451	—	275
Capital shares sold	15,409,979	122,628	3,572,032	602,376	264,659
Dividends — unaffiliated	9,444,270	575,403	2,009,686	2,412,113	916,423
Dividends — affiliated	282,272	50,916	169,989	114,941	25,169
From the Manager	84,481	47,621	75,382	75,501	9,547
Variation margin on futures contracts	626,897	122,627	204,353	198,045	46,660
Foreign withholding tax claims	232,529	—	—	—	—
Prepaid expenses	119,370	70,714	97,857	69,765	126,048

Total assets	2,296,787,510	1,395,027,851	4,586,971,637	3,151,638,619	694,629,295

LIABILITIES
Collateral on securities loaned	100	184,500	109,584,185	—	4,105,347
Payables:
Administration fees	69,784	45,406	130,500	96,231	23,214
Capital shares redeemed	1,294,975	225,475	4,014,283	1,648,138	434,651
Custodian fees	173,981	22,231	76,017	6,787	—
Investment advisory fees	670,810	569,659	1,402,875	951,020	220,556
Directors’ and Officer’s fees	2,419	2,851	5,360	4,577	1,856
Other accrued expenses	117,171	52,365	104,068	82,215	51,852
Other affiliate fees	36,025	89,038	19,931	116,314	495
Professional fees	43,152	27,325	9,303	7,616	—
Registration fees	—	—	200,033	—	—
Service and distribution fees	79,418	154,372	139,275	387,514	101,631
Transfer agent fees	545,370	187,477	621,129	856,558	145,620

Total liabilities	3,033,205	1,560,699	116,306,959	4,156,970	5,085,222

Commitments and contingent liabilities

NET ASSETS	$2,293,754,305	$1,393,467,152	$4,470,664,678	$3,147,481,649	$689,544,073

NET ASSETS CONSIST OF:
Paid-in capital	$2,051,128,851	$698,971,729	$3,781,782,274	$1,831,821,684	$524,049,146
Accumulated earnings	242,625,454	694,495,423	688,882,404	1,315,659,965	165,494,927

NET ASSETS	$2,293,754,305	$1,393,467,152	$4,470,664,678	$3,147,481,649	$689,544,073

(a) Investments, at cost — unaffiliated	$1,968,864,010	$854,399,614	$3,681,768,838	$2,001,283,532	$561,618,533
(b) Securities loaned, at value	$80	$167,280	$106,497,402	$—	$4,100,317
(c) Investments, at cost — affiliated	$65,052,810	$12,670,188	$148,319,732	$28,946,320	$10,874,634
(d) Foreign currency, at cost	$304,231	$84,978	$—	$—	$—

34	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Assets and Liabilities (unaudited) (continued)

November 30, 2024

	BlackRock Advantage International Fund	BlackRock Advantage Large Cap Growth Fund	BlackRock Advantage Small Cap Core Fund		BlackRock Advantage Large Cap Core Fund	BlackRock Advantage Large Cap Value Fund

NET ASSET VALUE
Institutional
Net assets	$1,700,161,028	$727,259,208		$2,478,383,540	$1,329,372,491	$226,061,207

Shares outstanding	87,835,049	25,637,879		123,747,087	55,496,129	6,577,108

Net asset value	$19.36	$28.37		$20.03	$23.95	$34.37

Shares authorized	Unlimited	Unlimited		Unlimited	400 million	400 million

Par value	$0.001	$0.001		$0.001	$0.10	$0.10

Investor A
Net assets	$266,127,719	$622,712,244		$634,940,784	$1,700,918,908	$427,976,032

Shares outstanding	13,934,866	23,501,778		31,946,017	75,582,404	12,866,332

Net asset value	$19.10	$26.50		$19.88	$22.50	$33.26

Shares authorized	Unlimited	Unlimited		Unlimited	300 million	400 million

Par value	$0.001	$0.001		$0.001	$0.10	$0.10

Investor C
Net assets	$14,467,030	$33,944,820		$13,944,144	$50,664,981	$15,132,473

Shares outstanding	784,477	1,651,755		728,515	2,917,962	508,071

Net asset value	$18.44	$20.55		$19.14	$17.36	$29.78

Shares authorized	Unlimited	Unlimited		Unlimited	400 million	400 million

Par value	$0.001	$0.001		$0.001	$0.10	$0.10

Class K
Net assets	$278,462,081	$7,890,483		$1,343,396,210	$49,297,077	$12,273,172

Shares outstanding	14,382,383	278,089		67,010,303	2,057,004	357,004

Net asset value	$19.36	$28.37		$20.05	$23.97	$34.38

Shares authorized	Unlimited	Unlimited		Unlimited	2 billion	2 billion

Par value	$0.001	$0.001		$0.001	$0.10	$0.10

Class R
Net assets	$34,536,447	$1,660,397	$	N/A	$17,228,192	$8,101,189

Shares outstanding	1,812,192	59,370		N/A	857,855	258,568

Net asset value	$19.06	$27.97	$	N/A	$20.08	$31.33

Shares authorized	Unlimited	Unlimited		N/A	200 million	200 million

Par value	$0.001	$0.001	$	N/A	$0.10	$0.10

See notes to financial statements.

S T A T E M E N T S O F A S S E T S A N D L I A B I L I T I E S	35

Statements of Operations (unaudited)

Six Months Ended November 30, 2024

	BlackRock Advantage International Fund	BlackRock Advantage Large Cap Growth Fund	BlackRock Advantage Small Cap Core Fund

INVESTMENT INCOME
Dividends — unaffiliated	$20,555,457	$4,185,441	$25,197,934
Dividends — affiliated	1,242,982	317,738	1,047,808
Securities lending income — affiliated — net	1,318	4,161	235,841
Other income	9,394	—	—
Foreign taxes withheld	(1,352,333)	(261)	(12,688)
Foreign withholding tax claims	356,985	—	—

Total investment income	20,813,803	4,507,079	26,468,895

EXPENSES
Investment advisory	4,220,267	3,689,145	8,140,409
Transfer agent — class specific	1,031,747	722,377	1,090,564
Service and distribution — class specific	492,631	895,986	669,207
Administration	381,546	264,547	712,174
Administration — class specific	193,443	131,070	382,214
Custodian	178,898	20,448	57,775
Accounting services	71,133	54,029	122,551
Professional	66,204	20,431	36,185
Registration	59,611	41,151	36,183
Printing and postage	23,253	20,990	24,755
Directors and Officer	9,758	8,064	16,573
Miscellaneous	1,941	13,246	34,564

Total expenses excluding interest expense	6,730,432	5,881,484	11,323,154
Interest expense	116	65	—

Total expenses	6,730,548	5,881,549	11,323,154

Less:
Administration fees waived by the Manager — class specific	(193,443)	(131,070)	(382,214)
Fees waived and/or reimbursed by the Manager	(614,997)	(396,802)	(575,622)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(611,145)	(395,338)	(431,639)

Total expenses after fees waived and/or reimbursed	5,310,963	4,958,339	9,933,679

Net investment income (loss)	15,502,840	(451,260)	16,535,216

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	54,064,563	174,845,449	185,001,542
Investments — affiliated	432	753	6,959
Futures contracts	(1,941,338)	1,358,930	5,831,455
Foreign currency transactions	(595,203)	—	—

	$51,528,454	$176,205,132	$190,839,956

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(60,247,862)	32,715,071	376,020,868
Investments — affiliated	—	—	19,434
Futures contracts	712,518	41,976	(116,656)
Foreign currency translations	(86,896)	(2,072)	—

	(59,622,240)	32,754,975	375,923,646

Net realized and unrealized gain (loss)	(8,093,786)	208,960,107	566,763,602

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,409,054	$208,508,847	$583,298,818

See notes to financial statements.

36	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Operations (unaudited) (continued)

Six Months Ended November 30, 2024

	BlackRock Advantage Large Cap Core Fund	BlackRock Advantage Large Cap Value Fund

INVESTMENT INCOME
Dividends — unaffiliated	$17,384,009	$6,304,274
Dividends — affiliated	701,013	152,625
Securities lending income — affiliated — net	2,840	1,527

Total investment income	18,087,862	6,458,426

EXPENSES
Investment advisory	6,420,661	1,582,305
Service and distribution — class specific	2,307,910	597,531
Transfer agent — class specific	1,555,831	293,147
Administration	566,490	135,435
Administration — class specific	298,711	64,588
Accounting services	99,654	35,907
Registration	51,485	43,043
Professional	38,593	37,483
Custodian	32,799	21,940
Printing and postage	25,854	20,347
Directors and Officer	13,656	5,425
Miscellaneous	8,080	7,904

Total expenses	11,419,724	2,845,055

Less:
Administration fees waived by the Manager — class specific	(298,711)	(64,588)
Fees waived and/or reimbursed by the Manager	(835,459)	(307,321)
Transfer agent fees waived and/or reimbursed — class specific	(818,188)	(133,634)

Total expenses after fees waived and/or reimbursed	9,467,366	2,339,512

Net investment income	8,620,496	4,118,914

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	222,521,367	44,514,675
Investments — affiliated	(4,579)	485
Futures contracts	2,512,887	576,192

	$225,029,675	$45,091,352

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	193,098,120	36,008,374
Investments — affiliated	180	(410)
Futures contracts	1,106,796	234,602

	194,205,096	36,242,566

Net realized and unrealized gain	419,234,771	81,333,918

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$427,855,267	$85,452,832

See notes to financial statements.

S T A T E M E N T S O F O P E R A T I O N S	37

Statements of Changes in Net Assets

	BlackRock Advantage International Fund		BlackRock Advantage Large Cap Growth Fund

	Six Months Ended 11/30/24 (unaudited)	Year Ended 05/31/24	Six Months Ended 11/30/24 (unaudited)	Year Ended 05/31/24

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$15,502,840	$38,108,647	$(451,260)	$949,147
Net realized gain	51,528,454	65,371,744	176,205,132	132,674,713
Net change in unrealized appreciation (depreciation)	(59,622,240)	174,630,396	32,754,975	180,428,268

Net increase in net assets resulting from operations	7,409,054	278,110,787	208,508,847	314,052,128

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(21,567,625)	(24,298,025)	(50,376,401)	(5,262,541)
Investor A	(4,474,560)	(6,057,012)	(46,202,144)	(3,948,921)
Investor C	(214,742)	(149,273)	(3,115,817)	(262,948)
Class K	(4,356,665)	(6,005,547)	(545,306)	(47,549)
Class R	(574,013)	(612,167)	(126,212)	(4,973)

Decrease in net assets resulting from distributions to shareholders	(31,187,605)	(37,122,024)	(100,365,880)	(9,526,932)

CAPITAL SHARE TRANSACTIONS

Net increase (decrease) in net assets derived from capital share transactions	570,146,872	288,550,165	58,663,279	(30,979,579)

NET ASSETS
Total increase in net assets	546,368,321	529,538,928	166,806,246	273,545,617
Beginning of period	1,747,385,984	1,217,847,056	1,226,660,906	953,115,289

End of period	$2,293,754,305	$1,747,385,984	$1,393,467,152	$1,226,660,906

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

38	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Changes in Net Assets (continued)

	BlackRock Advantage Small Cap Core Fund		BlackRock Advantage Large Cap Core Fund

	Six Months Ended 11/30/24 (unaudited)	Year Ended 05/31/24	Six Months Ended 11/30/24 (unaudited)	Year Ended 05/31/24

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$16,535,216	$29,437,447	$8,620,496	$23,908,759
Net realized gain	190,839,956	121,265,322	225,029,675	328,751,562
Net change in unrealized appreciation (depreciation)	375,923,646	624,106,586	194,205,096	410,087,805

Net increase in net assets resulting from operations	583,298,818	774,809,355	427,855,267	762,748,126

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(3,942,795)	(22,210,384)	(93,199,413)	(14,370,753)
Investor A	(384,033)	(2,752,160)	(125,940,980)	(11,658,748)
Investor C	—	(22,398)	(4,577,483)	(186,649)
Class K	(2,425,345)	(10,886,458)	(3,265,062)	(323,379)
Class R	—	—	(1,388,542)	(100,028)

Decrease in net assets resulting from distributions to shareholders	(6,752,173)	(35,871,400)	(228,371,480)	(26,639,557)

CAPITAL SHARE TRANSACTIONS

Net increase (decrease) in net assets derived from capital share transactions	379,320,493	(666,316,198)	100,774,867	(714,144,215)

NET ASSETS
Total increase in net assets	955,867,138	72,621,757	300,258,654	21,964,354
Beginning of period	3,514,797,540	3,442,175,783	2,847,222,995	2,825,258,641

End of period	$4,470,664,678	$3,514,797,540	$3,147,481,649	$2,847,222,995

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S	39

Statements of Changes in Net Assets (continued)

	BlackRock Advantage Large Cap Value Fund

	Six Months Ended 11/30/24 (unaudited)	Year Ended 05/31/24

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$4,118,914	$9,006,911
Net realized gain	45,091,352	62,624,250
Net change in unrealized appreciation (depreciation)	36,242,566	58,748,318

Net increase in net assets resulting from operations	85,452,832	130,379,479

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(14,372,518)	(5,038,560)
Investor A	(29,492,210)	(10,006,852)
Investor C	(1,115,347)	(338,418)
Class K	(877,122)	(421,604)
Class R	(600,587)	(185,940)

Decrease in net assets resulting from distributions to shareholders	(46,457,784)	(15,991,374)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	29,047,730	(35,263,026)

NET ASSETS
Total increase in net assets	68,042,778	79,125,079
Beginning of period	621,501,295	542,376,216

End of period	$689,544,073	$621,501,295

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

40	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Advantage International Fund

	Institutional

	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Period from 10/01/19 to 05/31/20		Year Ended 09/30/19

Net asset value, beginning of period	$19.59		$16.73	$16.48	$19.89	$14.52	$16.12		$16.97

Net investment income(a)	0.16		0.49	0.48	0.46	0.38	0.22		0.44
Net realized and unrealized gain (loss)	(0.04)		2.86	0.29	(2.28)	5.30	(1.37)		(0.90)

Net increase (decrease) from investment operations	0.12		3.35	0.77	(1.82)	5.68	(1.15)		(0.46)

Distributions(b)
From net investment income	(0.35)		(0.49)	(0.52)	(0.62)	(0.31)	(0.45)		(0.39)
From net realized gain	—		—	—	(0.97)	—	—		—

Total distributions	(0.35)		(0.49)	(0.52)	(1.59)	(0.31)	(0.45)		(0.39)

Net asset value, end of period	$19.36		$19.59	$16.73	$16.48	$19.89	$14.52		$16.12

Total Return(c)
Based on net asset value	0.60	%(d)	20.40%	5.10%	(9.93)%	39.57%	(7.45	)%(d)	(2.52)%

Ratios to Average Net Assets(e)
Total expenses	0.65	%(f)	0.70%	0.68%	0.73%	0.78%	0.82	%(f)	0.88%

Total expenses after fees waived and/or reimbursed	0.50	%(f)	0.50%	0.50%	0.50%	0.50%	0.50	%(f)	0.59%

Net investment income	1.65	%(f)	2.73%	3.08%	2.51%	2.21%	2.17	%(f)	2.78%

Supplemental Data
Net assets, end of period (000)	$1,700,161		$1,183,511	$771,698	$710,116	$616,649	$477,944		$446,831

Portfolio turnover rate	56%		128%	128%	132%	247%	131%		140%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	41

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage International Fund (continued)
	Investor A

	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Period from 10/01/19 to 05/31/20		Year Ended 09/30/19

Net asset value, beginning of period	$19.34		$16.52	$16.28	$19.65	$14.35	$15.93		$16.78

Net investment income(a)	0.13		0.42	0.44	0.35	0.33	0.19		0.40
Net realized and unrealized gain (loss)	(0.04)		2.85	0.28	(2.19)	5.24	(1.35)		(0.90)

Net increase (decrease) from investment operations	0.09		3.27	0.72	(1.84)	5.57	(1.16)		(0.50)

Distributions(b)
From net investment income	(0.33)		(0.45)	(0.48)	(0.56)	(0.27)	(0.42)		(0.35)
From net realized gain	—		—	—	(0.97)	—	—		—

Total distributions	(0.33)		(0.45)	(0.48)	(1.53)	(0.27)	(0.42)		(0.35)

Net asset value, end of period	$19.10		$19.34	$16.52	$16.28	$19.65	$14.35		$15.93

Total Return(c)
Based on net asset value	0.46	%(d)	20.11%	4.82%	(10.13)%	39.21%	(7.61	)%(d)	(2.77)%

Ratios to Average Net Assets(e)
Total expenses	0.90	%(f)	0.92%	1.00%	1.02%	1.05%	1.08	%(f)	1.16%

Total expenses after fees waived and/or reimbursed	0.75	%(f)	0.75%	0.75%	0.75%	0.75%	0.75	%(f)	0.84%

Net investment income	1.36	%(f)	2.38%	2.82%	1.93%	1.95%	1.85	%(f)	2.56%

Supplemental Data
Net assets, end of period (000)	$266,128		$264,866	$230,879	$240,255	$456,083	$366,411		$404,739

Portfolio turnover rate	56%		128%	128%	132%	247%	131%		140%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

42	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage International Fund (continued)

	Investor C

	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Period from 10/01/19 to 05/31/20		Year Ended 09/30/19

Net asset value, beginning of period	$18.70		$16.03	$15.81	$19.12	$13.95	$15.43		$16.11

Net investment income(a)	0.06		0.36	0.32	0.22	0.16	0.10		0.23
Net realized and unrealized gain (loss)		(0.04)	2.67	0.27	(2.15)	5.14	(1.31)		(0.80)

Net increase (decrease) from investment operations	0.02		3.03	0.59	(1.93)	5.30	(1.21)		(0.57)

Distributions(b)
From net investment income		(0.28)	(0.36)	(0.37)	(0.41)	(0.13)	(0.27)		(0.11)
From net realized gain	—		—	—	(0.97)	—	—		—

Total distributions		(0.28)	(0.36)	(0.37)	(1.38)	(0.13)	(0.27)		(0.11)

Net asset value, end of period	$18.44		$18.70	$16.03	$15.81	$19.12	$13.95		$15.43

Total Return(c)
Based on net asset value	0.08	%(d)	19.21%	4.04%	(10.83)%	38.21%	(8.05	)%(d)	(3.51)%

Ratios to Average Net Assets(e)
Total expenses	2.00	%(f)	1.73%	1.78%	1.83%	1.88%	1.84	%(f)	1.88%

Total expenses after fees waived and/or reimbursed	1.50	%(f)	1.50%	1.50%	1.50%	1.50%	1.50	%(f)	1.59%

Net investment income	0.61	%(f)	2.09%	2.10%	1.27%	0.98%	1.04	%(f)	1.52%

Supplemental Data
Net assets, end of period (000)	$14,467		$14,765	$2,598	$2,356	$3,664	$6,193		$9,448

Portfolio turnover rate		56%	128%	128%	132%	247%	131%		140%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	43

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage International Fund (continued)

	Class K

	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Period from 10/01/19 to 05/31/20		Year Ended 09/30/19

Net asset value, beginning of period	$19.59		$16.73	$16.48	$19.89	$14.52	$16.12		$16.98

Net investment income(a)	0.16		0.48	0.52	0.46	0.46	0.23		0.56
Net realized and unrealized gain (loss)	(0.04)		2.88	0.26	(2.28)	5.23	(1.37)		(1.03)

Net increase (decrease) from investment operations	0.12		3.36	0.78	(1.82)	5.69	(1.14)		(0.47)

Distributions(b)
From net investment income	(0.35)		(0.50)	(0.53)	(0.62)	(0.32)	(0.46)		(0.39)
From net realized gain	—		—	—	(0.97)	—	—		—

Total distributions	(0.35)		(0.50)	(0.53)	(1.59)	(0.32)	(0.46)		(0.39)

Net asset value, end of period	$19.36		$19.59	$16.73	$16.48	$19.89	$14.52		$16.12

Total Return(c)
Based on net asset value	0.62	%(d)	20.45%	5.16%	(9.89)%	39.64%	(7.40	)%(d)	(2.53)%

Ratios to Average Net Assets(e)
Total expenses	0.54	%(f)	0.56%	0.57%	0.61%	0.63%	0.65	%(f)	0.75%

Total expenses after fees waived and/or reimbursed	0.45	%(f)	0.45%	0.45%	0.45%	0.45%	0.45	%(f)	0.54%

Net investment income	1.68	%(f)	2.71%	3.28%	2.55%	2.65%	2.20	%(f)	3.59%

Supplemental Data
Net assets, end of period (000)	$278,462		$249,178	$193,748	$103,329	$103,454	$43,073		$43,721

Portfolio turnover rate	56%		128%	128%	132%	247%	131%		140%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

44	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage International Fund (continued)

	Class R

	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Period from 10/01/19 to 05/31/20		Year Ended 09/30/19

Net asset value, beginning of period	$19.30		$16.53	$16.29	$19.68	$14.36	$15.91		$16.74

Net investment income(a)	0.11		0.40	0.45	0.33	0.28	0.15		0.34
Net realized and unrealized gain (loss)		(0.04)	2.82	0.23	(2.23)	5.26	(1.34)		(0.88)

Net increase (decrease) from investment operations	0.07		3.22	0.68	(1.90)	5.54	(1.19)		(0.54)

Distributions(b)
From net investment income		(0.31)	(0.45)	(0.44)	(0.52)	(0.22)	(0.36)		(0.29)
From net realized gain	—		—	—	(0.97)	—	—		—

Total distributions		(0.31)	(0.45)	(0.44)	(1.49)	(0.22)	(0.36)		(0.29)

Net asset value, end of period	$19.06		$19.30	$16.53	$16.29	$19.68	$14.36		$15.91

Total Return(c)
Based on net asset value	0.37	%(d)	19.81%	4.54%	(10.42)%	38.91%	(7.75	)%(d)	(3.04)%

Ratios to Average Net Assets(e)
Total expenses	1.51	%(f)	1.32%	1.33%	1.35%	1.36%	1.37	%(f)	1.44%

Total expenses after fees waived and/or reimbursed	1.00	%(f)	1.00%	1.00%	1.00%	1.00%	1.00	%(f)	1.09%

Net investment income	1.11	%(f)	2.26%	2.75%	1.81%	1.67%	1.47	%(f)	2.20%

Supplemental Data
Net assets, end of period (000)	$34,536		$35,066	$18,925	$2,753	$3,416	$3,310		$5,244

Portfolio turnover rate		56%	128%	128%	132%	247%	131%		140%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	45

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Growth Fund

	Institutional

	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24		Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Period from 10/01/19 to 05/31/20		Year Ended 09/30/19

Net asset value, beginning of period	$26.17		$19.76		$18.77	$23.33	$18.23	$16.49		$17.89

Net investment income(a)	0.01		0.05		0.09	0.03	0.04	0.07		0.13
Net realized and unrealized gain (loss)	4.30		6.58		0.96	(1.25)	6.59	2.40		(0.22)

Net increase (decrease) from investment operations	4.31		6.63		1.05	(1.22)	6.63	2.47		(0.09)

Distributions(b)
From net investment income	(0.01)		(0.06)		(0.06)	—	(0.07)	(0.14)		(0.13)
From net realized gain	(2.10)		(0.16)		—	(3.34)	(1.46)	(0.59)		(1.18)

Total distributions	(2.11)		(0.22)		(0.06)	(3.34)	(1.53)	(0.73)		(1.31)

Net asset value, end of period	$28.37		$26.17		$19.76	$18.77	$23.33	$18.23		$16.49

Total Return(c)
Based on net asset value	17.30	%(d)	33.74	%(e)	5.62%	(7.80)%	37.54%	15.34	%(d)	0.41%

Ratios to Average Net Assets(f)
Total expenses	0.76	%(g)	0.80%		0.75%	0.75%	0.83%	0.86	%(g)	0.87%

Total expenses after fees waived and/or reimbursed	0.62	%(g)	0.62%		0.61%	0.61%	0.62%	0.62	%(g)	0.62%

Net investment income	0.07	%(g)	0.22%		0.50%	0.15%	0.21%	0.65	%(g)	0.82%

Supplemental Data
Net assets, end of period (000)	$727,259		$639,878		$499,742	$432,076	$125,061	$89,737		$79,564

Portfolio turnover rate	79%		128%		130%	130%	134%	70%		154%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.

See notes to financial statements.

46	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Growth Fund (continued)

	Investor A

	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24		Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Period from 10/01/19 to 05/31/20		Year Ended 09/30/19

Net asset value, beginning of period	$24.58		$18.57		$17.67	$22.13	$17.35	$15.71		$17.11

Net investment income (loss)(a)	(0.02)		(0.01)		0.04	(0.03)	(0.01)	0.04		0.09
Net realized and unrealized gain (loss)	4.03		6.19		0.89	(1.16)	6.27	2.28		(0.22)

Net increase (decrease) from investment operations	4.01		6.18		0.93	(1.19)	6.26	2.32		(0.13)

Distributions(b)
From net investment income	—		(0.01)		(0.03)	—	(0.02)	(0.09)		(0.09)
From net realized gain	(2.09)		(0.16)		—	(3.27)	(1.46)	(0.59)		(1.18)

Total distributions	(2.09)		(0.17)		(0.03)	(3.27)	(1.48)	(0.68)		(1.27)

Net asset value, end of period	$26.50		$24.58		$18.57	$17.67	$22.13	$17.35		$15.71

Total Return(c)
Based on net asset value	17.16	%(d)	33.45	%(e)	5.28%	(8.05)%	37.28%	15.16	%(d)	0.15%

Ratios to Average Net Assets(f)
Total expenses	1.00	%(g)	1.01%		1.06%	1.07%	1.08%	1.12	%(g)	1.12%

Total expenses after fees waived and/or reimbursed	0.87	%(g)	0.87%		0.87%	0.87%	0.87%	0.87	%(g)	0.87%

Net investment income (loss)	(0.18	)%(g)	(0.03)%		0.24%	(0.16)%	(0.04)%	0.40	%(g)	0.57%

Supplemental Data
Net assets, end of period (000)	$622,712		$548,827		$441,983	$452,791	$909,344	$713,162		$699,247

Portfolio turnover rate	79%		128%		130%	130%	134%	70%		154%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	47

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Growth Fund (continued)

	Investor C

	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24		Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Period from 10/01/19 to 05/31/20		Year Ended 09/30/19

Net asset value, beginning of period	$19.52		$14.88		$14.24	$18.42	$14.67	$13.35		$14.55

Net investment loss(a)		(0.09)	(0.14)		(0.07)	(0.16)	(0.13)	(0.03)		(0.03)
Net realized and unrealized gain (loss)	3.15		4.94		0.71	(0.87)	5.27	1.93		(0.17)

Net increase (decrease) from investment operations	3.06		4.80		0.64	(1.03)	5.14	1.90		(0.20)

Distributions from net realized gain(b)		(2.03)	(0.16)		—	(3.15)	(1.39)	(0.58)		(1.00)

Net asset value, end of period	$20.55		$19.52		$14.88	$14.24	$18.42	$14.67		$13.35

Total Return(c)
Based on net asset value	16.70	%(d)	32.46	%(e)	4.50%	(8.74)%	36.25%	14.56	%(d)	(0.59)%

Ratios to Average Net Assets(f)
Total expenses	2.00	%(g)	1.83%		1.87%	1.83%	1.84%	1.83	%(g)	1.85%

Total expenses after fees waived and/or reimbursed	1.62	%(g)	1.62%		1.62%	1.62%	1.62%	1.62	%(g)	1.62%

Net investment loss	(0.93	)%(g)	(0.79)%		(0.51)%	(0.89)%	(0.78)%	(0.35	)%(g)	(0.22)%

Supplemental Data
Net assets, end of period (000)	$33,945		$30,540		$8,372	$10,162	$12,989	$14,728		$15,277

Portfolio turnover rate		79%	128%		130%	130%	134%	70%		154%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.

See notes to financial statements.

48	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Growth Fund (continued)

	Class K

	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24		Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Period from 10/01/19 to 05/31/20		Year Ended 09/30/19

Net asset value, beginning of period	$26.17		$19.76		$18.77	$23.33	$18.23	$16.49		$17.89

Net investment income(a)	0.02		0.06		0.10	0.04	0.05	0.08		0.14
Net realized and unrealized gain (loss)	4.30		6.58		0.95	(1.25)	6.59	2.40		(0.23)

Net increase (decrease) from investment operations	4.32		6.64		1.05	(1.21)	6.64	2.48		(0.09)

Distributions(b)
From net investment income	(0.02)		(0.07)		(0.06)	—	(0.08)	(0.15)		(0.13)
From net realized gain	(2.10)		(0.16)		—	(3.35)	(1.46)	(0.59)		(1.18)

Total distributions	(2.12)		(0.23)		(0.06)	(3.35)	(1.54)	(0.74)		(1.31)

Net asset value, end of period	$28.37		$26.17		$19.76	$18.77	$23.33	$18.23		$16.49

Total Return(c)
Based on net asset value	17.32	%(d)	33.81	%(e)	5.63%	(7.76)%	37.60%	15.40	%(d)	0.47%

Ratios to Average Net Assets(f)
Total expenses	0.66	%(g)	0.67%		0.69%	0.69%	0.69%	0.70	%(g)	0.71%

Total expenses after fees waived and/or reimbursed	0.57	%(g)	0.57%		0.57%	0.57%	0.57%	0.57	%(g)	0.57%

Net investment income	0.11	%(g)	0.27%		0.53%	0.18%	0.25%	0.72	%(g)	0.85%

Supplemental Data
Net assets, end of period (000)	$7,890		$5,855		$2,489	$2,177	$1,152	$715		$973

Portfolio turnover rate	79%		128%		130%	130%	134%	70%		154%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	49

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Growth Fund (continued)

	Class R

	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24		Year Ended 05/31/23		Year Ended 05/31/22	Year Ended 05/31/21	Period from 10/01/19 to 05/31/20		Year Ended 09/30/19

Net asset value, beginning of period	$25.86		$19.57		$18.64		$23.17	$18.10	$16.32		$17.69

Net investment income (loss)(a)		(0.06)	(0.06)		(0.00	)(b)	(0.09)	(0.06)	0.02		0.05
Net realized and unrealized gain (loss)	4.25		6.51		0.94		(1.25)	6.55	2.38		(0.23)

Net increase (decrease) from investment operations	4.19		6.45		0.94		(1.34)	6.49	2.40		(0.18)

Distributions(c)
From net investment income	—		—		(0.01)		—	—	(0.03)		(0.01)
From net realized gain		(2.08)	(0.16)		—		(3.19)	(1.42)	(0.59)		(1.18)

Total distributions		(2.08)	(0.16)		(0.01)		(3.19)	(1.42)	(0.62)		(1.19)

Net asset value, end of period	$27.97		$25.86		$19.57		$18.64	$23.17	$18.10		$16.32

Total Return(d)
Based on net asset value	17.00	%(e)	33.12	%(f)	5.03%		(8.28)%	36.93%	14.99	%(e)	(0.15)%

Ratios to Average Net Assets(g)
Total expenses	1.40	%(h)	1.40%		1.42%		1.50%	1.36%	1.46	%(h)	1.42%

Total expenses after fees waived and/or reimbursed	1.12	%(h)	1.12%		1.12%		1.12%	1.12%	1.12	%(h)	1.12%

Net investment income (loss)	(0.43	)%(h)	(0.28)%		(0.03)%		(0.39)%	(0.30)%	0.16	%(h)	0.33%

Supplemental Data
Net assets, end of period (000)	$1,660		$1,561		$530		$349	$577	$536		$867

Portfolio turnover rate		79%	128%		130%		130%	134%	70%		154%

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.

See notes to financial statements.

50	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Advantage Small Cap Core Fund

	Institutional

	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20

Net asset value, beginning of period	$17.35		$14.06	$15.35	$20.72	$13.09	$13.13

Net investment income(a)	0.08		0.14	0.14	0.13	0.12	0.14
Net realized and unrealized gain (loss)	2.63		3.31	(1.02)	(3.28)	7.97	(0.05)

Net increase (decrease) from investment operations	2.71		3.45	(0.88)	(3.15)	8.09	0.09

Distributions(b)
From net investment income		(0.03)	(0.16)	(0.12)	(0.14)	(0.10)	(0.13)
From net realized gain	—		—	(0.29)	(2.08)	(0.36)	(0.00	)(c)

Total distributions		(0.03)	(0.16)	(0.41)	(2.22)	(0.46)	(0.13)

Net asset value, end of period	$20.03		$17.35	$14.06	$15.35	$20.72	$13.09

Total Return(d)
Based on net asset value	15.67	%(e)	24.68%	(5.75)%	(16.89)%	62.61%	0.61%

Ratios to Average Net Assets(f)
Total expenses	0.56	%(g)	0.57%	0.59%	0.59%	0.60%	0.64%

Total expenses after fees waived and/or reimbursed	0.50	%(g)	0.50%	0.50%	0.50%	0.50%	0.50%

Net investment income	0.88	%(g)	0.86%	0.93%	0.69%	0.65%	0.99%

Supplemental Data
Net assets, end of period (000)	$2,478,384		$2,020,581	$2,152,757	$2,501,959	$2,802,145	$847,753

Portfolio turnover rate		44%	75%	93%	81%	63%	101%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	51

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Small Cap Core Fund (continued)

	Investor A

	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20

Net asset value, beginning of period	$17.23		$13.96	$15.24	$20.58	$13.02	$13.05

Net investment income(a)	0.06		0.09	0.10	0.08	0.08	0.10
Net realized and unrealized gain (loss)	2.61		3.30	(1.01)	(3.25)	7.91	(0.03)

Net increase (decrease) from investment operations	2.67		3.39	(0.91)	(3.17)	7.99	0.07

Distributions(b)
From net investment income		(0.02)	(0.12)	(0.08)	(0.09)	(0.07)	(0.10)
From net realized gain	—		—	(0.29)	(2.08)	(0.36)	(0.00	)(c)

Total distributions		(0.02)	(0.12)	(0.37)	(2.17)	(0.43)	(0.10)

Net asset value, end of period	$19.88		$17.23	$13.96	$15.24	$20.58	$13.02

Total Return(d)
Based on net asset value	15.49	%(e)	24.42%	(5.98)%	(17.08)%	62.05%	0.45%

Ratios to Average Net Assets(f)
Total expenses	0.90	%(g)	0.93%	0.93%	0.92%	0.95%	1.01%

Total expenses after fees waived and/or reimbursed	0.75	%(g)	0.75%	0.75%	0.75%	0.75%	0.75%

Net investment income	0.62	%(g)	0.59%	0.67%	0.44%	0.45%	0.75%

Supplemental Data
Net assets, end of period (000)	$634,941		$382,878	$315,694	$358,594	$530,664	$277,926

Portfolio turnover rate		44%	75%	93%	81%	63%	101%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.

See notes to financial statements.

52	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Small Cap Core Fund (continued)

	Investor C

	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20

Net asset value, beginning of period	$16.64		$13.50	$14.80	$20.08	$12.74	$12.80

Net investment income (loss)(a)		(0.01)	(0.03)	(0.01)	(0.05)	(0.05)	0.00	(b)
Net realized and unrealized gain (loss)	2.51		3.20	(0.98)	(3.18)	7.74	(0.04)

Net increase (decrease) from investment operations	2.50		3.17	(0.99)	(3.23)	7.69	(0.04)

Distributions(c)
From net investment income	—		(0.03)	(0.02)	—	—	(0.02)
From net realized gain	—		—	(0.29)	(2.05)	(0.35)	(0.00	)(d)

Total distributions	—		(0.03)	(0.31)	(2.05)	(0.35)	(0.02)

Net asset value, end of period	$19.14		$16.64	$13.50	$14.80	$20.08	$12.74

Total Return(e)
Based on net asset value	15.02	%(f)	23.55%	(6.70)%	(17.74)%	60.90%	(0.33)%

Ratios to Average Net Assets(g)
Total expenses	1.65	%(h)	1.71%	1.69%	1.64%	1.70%	1.71%

Total expenses after fees waived and/or reimbursed	1.50	%(h)	1.50%	1.50%	1.50%	1.50%	1.50%

Net investment income (loss)	(0.11	)%(h)	(0.18)%	(0.07)%	(0.30)%	(0.32)%	0.01%

Supplemental Data
Net assets, end of period (000)	$13,944		$11,679	$9,276	$10,969	$12,880	$4,955

Portfolio turnover rate		44%	75%	93%	81%	63%	101%

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	53

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Small Cap Core Fund (continued)

	Class K

	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20

Net asset value, beginning of period	$17.37		$14.07	$15.36	$20.73	$13.10	$13.13

Net investment income(a)	0.09		0.14	0.14	0.13	0.13	0.14
Net realized and unrealized gain (loss)	2.63		3.33	(1.02)	(3.27)	7.97	(0.03)

Net increase (decrease) from investment operations	2.72		3.47	(0.88)	(3.14)	8.10	0.11

Distributions(b)
From net investment income		(0.04)	(0.17)	(0.12)	(0.15)	(0.11)	(0.14)
From net realized gain	—		—	(0.29)	(2.08)	(0.36)	(0.00	)(c)

Total distributions		(0.04)	(0.17)	(0.41)	(2.23)	(0.47)	(0.14)

Net asset value, end of period	$20.05		$17.37	$14.07	$15.36	$20.73	$13.10

Total Return(d)
Based on net asset value	15.67	%(e)	24.80%	(5.70)%	(16.84)%	62.63%	0.73%

Ratios to Average Net Assets(f)
Total expenses	0.50	%(g)	0.51%	0.51%	0.51%	0.52%	0.56%

Total expenses after fees waived and/or reimbursed	0.45	%(g)	0.45%	0.45%	0.45%	0.45%	0.45%

Net investment income	0.94	%(g)	0.89%	0.97%	0.73%	0.71%	0.99%

Supplemental Data
Net assets, end of period (000)	$1,343,396		$1,099,659	$964,449	$967,682	$920,752	$188,885

Portfolio turnover rate		44%	75%	93%	81%	63%	101%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.

See notes to financial statements.

54	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Core Fund

	Institutional

	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24	Year Ended 05/31/23	Period from 10/01/21 to 05/31/22		Year Ended 09/30/21		Year Ended 09/30/20		Year Ended 09/30/19

Net asset value, beginning of period	$22.42		$17.36	$18.39	$23.32		$18.78		$16.87		$18.18

Net investment income(a)	0.08		0.19	0.20	0.13		0.19		0.22		0.25
Net realized and unrealized gain (loss)	3.22		5.06	(0.18)	(0.87)		5.31		2.41		(0.13)

Net increase (decrease) from investment operations	3.30		5.25	0.02	(0.74)		5.50		2.63		0.12

Distributions(b)
From net investment income	(0.08)		(0.19)	(0.20)	(0.19)		(0.22)		(0.29)		(0.20)
From net realized gain	(1.69)		—	(0.85)	(4.00)		(0.74)		(0.43)		(1.23)

Total distributions	(1.77)		(0.19)	(1.05)	(4.19)		(0.96)		(0.72)		(1.43)

Net asset value, end of period	$23.95		$22.42	$17.36	$18.39		$23.32		$18.78		$16.87

Total Return(c)
Based on net asset value	15.44	%(d)	30.47%	0.63%	(5.20	)%(d)	30.31%		15.96%		1.41%

Ratios to Average Net Assets(e)
Total expenses	0.60	%(f)	0.63%	0.63%	0.61	%(f)(g)	0.68	%(h)	0.84	%(i)	0.82	%(i)

Total expenses after fees waived and/or reimbursed	0.48	%(f)	0.48%	0.48%	0.48	%(f)(g)	0.48	%(h)	0.48	%(i)	0.47	%(i)

Net investment income	0.73	%(f)	0.95%	1.17%	0.92	%(f)(g)	0.87	%(h)	1.29	%(i)	1.54	%(i)

Supplemental Data
Net assets, end of period (000)	$1,329,372		$1,193,777	$1,479,014	$1,547,621		$1,721,850		$1,399,612		$1,325,232

Portfolio turnover rate(j)	58%		116%	105%	73%		111%		99%		151%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

From October 1, 2021 through April 25, 2022, the Fund invested in the Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

(h)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(i)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(j)	Portfolio turnover rate includes transactions from the Master Portfolio prior to April 25, 2022.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	55

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Core Fund (continued)

	Investor A

	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24	Year Ended 05/31/23	Period from 10/01/21 to 05/31/22		Year Ended 09/30/21		Year Ended 09/30/20		Year Ended 09/30/19

Net asset value, beginning of period	$21.17		$16.40	$17.44	$22.30		$18.00		$16.20		$17.52

Net investment income(a)	0.05		0.13	0.15	0.09		0.13		0.17		0.20
Net realized and unrealized gain (loss)	3.03		4.79	(0.19)	(0.82)		5.08		2.31		(0.12)

Net increase (decrease) from investment operations	3.08		4.92	(0.04)	(0.73)		5.21		2.48		0.08

Distributions(b)
From net investment income	(0.06)		(0.15)	(0.15)	(0.13)		(0.17)		(0.25)		(0.17)
From net realized gain	(1.69)		—	(0.85)	(4.00)		(0.74)		(0.43)		(1.23)

Total distributions	(1.75)		(0.15)	(1.00)	(4.13)		(0.91)		(0.68)		(1.40)

Net asset value, end of period	$22.50		$21.17	$16.40	$17.44		$22.30		$18.00		$16.20

Total Return(c)
Based on net asset value	15.30	%(d)	30.18%	0.34%	(5.37	)%(d)	30.01%		15.66%		1.18%

Ratios to Average Net Assets(e)
Total expenses	0.86	%(f)	0.88%	0.90%	0.86	%(f)(g)	0.93	%(h)	1.09	%(i)	1.10	%(i)

Total expenses after fees waived and/or reimbursed	0.73	%(f)	0.73%	0.73%	0.73	%(f)(g)	0.73	%(h)	0.73	%(i)	0.73	%(i)

Net investment income	0.48	%(f)	0.70%	0.92%	0.67	%(f)(g)	0.62	%(h)	1.04	%(i)	1.30	%(i)

Supplemental Data
Net assets, end of period (000)	$1,700,919		$1,547,821	$1,271,384	$1,382,899		$1,519,185		$1,325,195		$1,202,715

Portfolio turnover rate(j)	58%		116%	105%	73%		111%		99%		151%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

From October 1, 2021 through April 25, 2022, the Fund invested in the Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

(h)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(i)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(j)	Portfolio turnover rate includes transactions from the Master Portfolio prior to April 25, 2022.

See notes to financial statements.

56	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Core Fund (continued)

	Investor C

	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24	Year Ended 05/31/23	Period from 10/01/21 to 05/31/22		Year Ended 09/30/21		Year Ended 09/30/20		Year Ended 09/30/19

Net asset value, beginning of period	$16.73		$13.01	$14.06	$18.68		$15.14		$13.72		$15.03

Net investment income (loss)(a)		(0.02)	(0.01)	0.02	(0.01)		(0.02)		0.04		0.07
Net realized and unrealized gain (loss)	2.35		3.80	(0.16)	(0.61)		4.28		1.95		(0.12)

Net increase (decrease) from investment operations	2.33		3.79	(0.14)	(0.62)		4.26		1.99		(0.05)

Distributions(b)
From net investment income		(0.01)	(0.07)	(0.06)	(0.00	)(c)	—		(0.14)		(0.03)
From net realized gain		(1.69)	—	(0.85)	(4.00)		(0.72)		(0.43)		(1.23)

Total distributions		(1.70)	(0.07)	(0.91)	(4.00)		(0.72)		(0.57)		(1.26)

Net asset value, end of period	$17.36		$16.73	$13.01	$14.06		$18.68		$15.14		$13.72

Total Return(d)
Based on net asset value	14.86	%(e)	29.21%	(0.42)%	(5.81	)%(e)	29.03%		14.80%		0.37%

Ratios to Average Net Assets(f)
Total expenses	1.69	%(g)	1.69%	1.72%	1.69	%(g)(h)	1.69	%(i)	1.87	%(j)	1.89	%(j)

Total expenses after fees waived and/or reimbursed	1.48	%(g)	1.48%	1.48%	1.48	%(g)(h)	1.48	%(i)	1.48	%(j)	1.48	%(j)

Net investment income (loss)	(0.27	)%(g)	(0.05)%	0.17%	(0.08	)%(g)(h)	(0.13	)%(i)	0.32	%(j)	0.52	%(j)

Supplemental Data
Net assets, end of period (000)	$50,665		$44,928	$31,813	$38,506		$42,561		$31,921		$95,571

Portfolio turnover rate(k)		58%	116%	105%	73%		111%		99%		151%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)

From October 1, 2021 through April 25, 2022, the Fund invested in the Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

(i)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(j)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(k)	Portfolio turnover rate includes transactions from the Master Portfolio prior to April 25, 2022.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	57

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Core Fund (continued)

	Class K

	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24	Year Ended 05/31/23	Period from 10/01/21 to 05/31/22		Year Ended 09/30/21		Year Ended 09/30/20		Year Ended 09/30/19

Net asset value, beginning of period	$22.42		$17.36	$18.40	$23.34		$18.79		$16.88		$18.19

Net investment income(a)	0.09		0.20	0.21	0.13		0.20		0.22		0.31
Net realized and unrealized gain (loss)	3.23		5.06	(0.19)	(0.87)		5.32		2.42		(0.18)

Net increase (decrease) from investment operations	3.32		5.26	0.02	(0.74)		5.52		2.64		0.13

Distributions(b)
From net investment income	(0.08)		(0.20)	(0.21)	(0.20)		(0.23)		(0.30)		(0.21)
From net realized gain	(1.69)		—	(0.85)	(4.00)		(0.74)		(0.43)		(1.23)

Total distributions	(1.77)		(0.20)	(1.06)	(4.20)		(0.97)		(0.73)		(1.44)

Net asset value, end of period	$23.97		$22.42	$17.36	$18.40		$23.34		$18.79		$16.88

Total Return(c)
Based on net asset value	15.56	%(d)	30.53%	0.63%	(5.18	)%(d)	30.42%		16.01%		1.45%

Ratios to Average Net Assets(e)
Total expenses	0.51	%(f)	0.52%	0.54%	0.51	%(f)(g)	0.55	%(h)	0.70	%(i)	0.72	%(i)

Total expenses after fees waived and/or reimbursed	0.43	%(f)	0.43%	0.43%	0.43	%(f)(g)	0.43	%(h)	0.43	%(i)	0.43	%(i)

Net investment income	0.78	%(f)	1.01%	1.22%	0.98	%(f)(g)	0.91	%(h)	1.30	%(i)	1.87	%(i)

Supplemental Data
Net assets, end of period (000)	$49,297		$41,460	$31,568	$61,965		$56,736		$34,078		$3,079

Portfolio turnover rate(j)	58%		116%	105%	73%		111%		99%		151%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

From October 1, 2021 through April 25, 2022, the Fund invested in the Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

(h)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(i)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(j)	Portfolio turnover rate includes transactions from the Master Portfolio prior to April 25, 2022.

See notes to financial statements.

58	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Core Fund (continued)

	Class R

	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24	Year Ended 05/31/23	Period from 10/01/21 to 05/31/22		Year Ended 09/30/21		Year Ended 09/30/20		Year Ended 09/30/19

Net asset value, beginning of period	$19.07		$14.80	$15.84	$20.60		$16.66		$15.03		$16.38

Net investment income(a)	0.02		0.07	0.10	0.05		0.07		0.13		0.15
Net realized and unrealized gain (loss)	2.71		4.32	(0.17)	(0.72)		4.70		2.13		(0.13)

Net increase (decrease) from investment operations	2.73		4.39	(0.07)	(0.67)		4.77		2.26		0.02

Distributions(b)
From net investment income		(0.03)	(0.12)	(0.12)	(0.09)		(0.09)		(0.20)		(0.14)
From net realized gain		(1.69)	—	(0.85)	(4.00)		(0.74)		(0.43)		(1.23)

Total distributions		(1.72)	(0.12)	(0.97)	(4.09)		(0.83)		(0.63)		(1.37)

Net asset value, end of period	$20.08		$19.07	$14.80	$15.84		$20.60		$16.66		$15.03

Total Return(c)
Based on net asset value	15.16	%(d)	29.82%	0.14%	(5.55	)%(d)	29.67%		15.38%		0.88%

Ratios to Average Net Assets(e)
Total expenses	1.23	%(f)	1.22%	1.24%	1.23	%(f)(g)	1.26	%(h)	1.37	%(i)	1.32	%(i)

Total expenses after fees waived and/or reimbursed	0.98	%(f)	0.98%	0.98%	0.98	%(f)(g)	0.98	%(h)	0.98	%(i)	0.98	%(i)

Net investment income	0.25	%(f)	0.44%	0.68%	0.42	%(f)(g)	0.37	%(h)	0.83	%(i)	1.04	%(i)

Supplemental Data
Net assets, end of period (000)	$17,228		$19,237	$11,479	$13,967		$14,399		$12,416		$27,003

Portfolio turnover rate(j)		58%	116%	105%	73%		111%		99%		151%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

From October 1, 2021 through April 25, 2022, the Fund invested in the Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

(h)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(i)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(j)	Portfolio turnover rate includes transactions from the Master Portfolio prior to April 25, 2022.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	59

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Value Fund

	Institutional

	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21		Period from 10/01/19 to 05/31/20		Year Ended 09/30/19

Net asset value, beginning of period	$32.45		$26.63	$29.79	$35.07	$24.74		$28.08		$30.89

Net investment income(a)	0.24		0.51	0.47	0.45	0.46		0.39		0.57
Net realized and unrealized gain (loss)	4.09		6.16	(2.02)	(0.21)	10.36		(2.60)		(0.26)

Net increase (decrease) from investment operations	4.33		6.67	(1.55)	0.24	10.82		(2.21)		0.31

Distributions(b)
From net investment income	(0.20)		(0.50)	(0.47)	(0.47)	(0.49)		(0.58)		(0.59)
From net realized gain	(2.21)		(0.35)	(1.14)	(5.05)	—		(0.55)		(2.53)

Total distributions	(2.41)		(0.85)	(1.61)	(5.52)	(0.49)		(1.13)		(3.12)

Net asset value, end of period	$34.37		$32.45	$26.63	$29.79	$35.07		$24.74		$28.08

Total Return(c)
Based on net asset value	14.12	%(d)	25.48%	(4.97)%	0.63%	44.37%		(8.36	)%(d)	1.80%

Ratios to Average Net Assets(e)
Total expenses	0.69	%(f)	0.71%	0.70%	0.70%	0.84	%(g)	0.89	%(f)(h)	0.87	%(h)

Total expenses after fees waived and/or reimbursed	0.54	%(f)	0.54%	0.54%	0.54%	0.54	%(g)	0.54	%(f)(h)	0.54	%(h)

Net investment income	1.46	%(f)	1.73%	1.72%	1.41%	1.58	%(g)	2.20	%(f)(h)	2.09	%(h)

Supplemental Data
Net assets, end of period (000)	$226,061		$193,379	$164,434	$186,903	$194,452		$146,365		$192,744

Portfolio turnover rate	62%		118%	116%	136%	126	%(i)	70%		161%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

From June 1, 2020 through February 28, 2021, the Fund invested in the Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%.

(h)

Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.05% and 0.03% for the period October 1, 2019 to May 31, 2020 and September 30, 2019, respectively.

(i)	Portfolio turnover rate includes transactions from the Master LLC prior to March 1, 2021.

See notes to financial statements.

60	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Value Fund (continued)

	Investor A

	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21		Period from 10/01/19 to 05/31/20		Year Ended 09/30/19

Net asset value, beginning of period	$31.48		$25.86	$28.98	$34.26	$24.18		$27.45		$30.26

Net investment income(a)	0.19		0.43	0.39	0.36	0.38		0.34		0.49
Net realized and unrealized gain (loss)	3.97		5.97	(1.97)	(0.20)	10.13		(2.55)		(0.25)

Net increase (decrease) from investment operations	4.16		6.40	(1.58)	0.16	10.51		(2.21)		0.24

Distributions(b)
From net investment income	(0.17)		(0.43)	(0.40)	(0.39)	(0.43)		(0.51)		(0.52)
From net realized gain	(2.21)		(0.35)	(1.14)	(5.05)	—		(0.55)		(2.53)

Total distributions	(2.38)		(0.78)	(1.54)	(5.44)	(0.43)		(1.06)		(3.05)

Net asset value, end of period	$33.26		$31.48	$25.86	$28.98	$34.26		$24.18		$27.45

Total Return(c)
Based on net asset value	13.98	%(d)	25.15%	(5.22)%	0.40%	44.01%		(8.53	)%(d)	1.56%

Ratios to Average Net Assets(e)
Total expenses	0.95	%(f)	0.96%	0.97%	0.97%	1.10	%(g)	1.15	%(f)(h)	1.14	%(h)

Total expenses after fees waived and/or reimbursed	0.79	%(f)	0.79%	0.79%	0.79%	0.79	%(g)	0.79	%(f)(h)	0.79	%(h)

Net investment income	1.21	%(f)	1.48%	1.47%	1.16%	1.33	%(g)	1.95	%(f)(h)	1.84	%(h)

Supplemental Data
Net assets, end of period (000)	$427,976		$393,788	$345,671	$394,334	$405,607		$280,449		$336,565

Portfolio turnover rate	62%		118%	116%	136%	126	%(i)	70%		161%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

From June 1, 2020 through February 28, 2021, the Fund invested in the Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%.

(h)

Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.05% and 0.03% for the period October 1, 2019 to May 31, 2020 and September 30, 2019, respectively.

(i)	Portfolio turnover rate includes transactions from the Master LLC prior to March 1, 2021.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	61

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Value Fund (continued)

	Investor C

	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21		Period from 10/01/19 to 05/31/20		Year Ended 09/30/19

Net asset value, beginning of period	$28.44		$23.43	$26.40	$31.69	$22.31		$25.32		$28.06

Net investment income(a)	0.07		0.19	0.17	0.12	0.16		0.19		0.27
Net realized and unrealized gain (loss)	3.55		5.40	(1.78)	(0.19)	9.37		(2.36)		(0.24)

Net increase (decrease) from investment operations	3.62		5.59	(1.61)	(0.07)	9.53		(2.17)		0.03

Distributions(b)
From net investment income		(0.07)	(0.23)	(0.22)	(0.17)	(0.15)		(0.29)		(0.24)
From net realized gain		(2.21)	(0.35)	(1.14)	(5.05)	—		(0.55)		(2.53)

Total distributions		(2.28)	(0.58)	(1.36)	(5.22)	(0.15)		(0.84)		(2.77)

Net asset value, end of period	$29.78		$28.44	$23.43	$26.40	$31.69		$22.31		$25.32

Total Return(c)
Based on net asset value	13.53	%(d)	24.21%	(5.89)%	(0.38)%	42.99%		(9.00	)%(d)	0.79%

Ratios to Average Net Assets(e)
Total expenses	1.74	%(f)	1.76%	1.74%	1.73%	1.85	%(g)	1.91	%(f)(h)	1.94	%(h)

Total expenses after fees waived and/or reimbursed	1.54	%(f)	1.54%	1.54%	1.54%	1.54	%(g)	1.54	%(f)(h)	1.54	%(h)

Net investment income	0.46	%(f)	0.73%	0.72%	0.41%	0.63	%(g)	1.20	%(f)(h)	1.08	%(h)

Supplemental Data
Net assets, end of period (000)	$15,132		$14,553	$14,894	$18,099	$20,880		$43,395		$63,659

Portfolio turnover rate		62%	118%	116%	136%	126	%(i)	70%		161%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

From June 1, 2020 through February 28, 2021, the Fund invested in the Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%.

(h)

Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.05% and 0.03% for the period October 1, 2019 to May 31, 2020 and September 30, 2019, respectively.

(i)	Portfolio turnover rate includes transactions from the Master LLC prior to March 1, 2021.

See notes to financial statements.

62	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Value Fund (continued)

	Class K

	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21		Period from 10/01/19 to 05/31/20		Year Ended 09/30/19

Net asset value, beginning of period	$32.45		$26.64	$29.80	$35.08	$24.74		$28.09		$30.90

Net investment income(a)	0.25		0.53	0.48	0.47	0.47		0.40		0.58
Net realized and unrealized gain (loss)	4.10		6.14	(2.01)	(0.22)	10.38		(2.60)		(0.26)

Net increase (decrease) from investment operations	4.35		6.67	(1.53)	0.25	10.85		(2.20)		0.32

Distributions(b)
From net investment income	(0.21)		(0.51)	(0.49)	(0.48)	(0.51)		(0.60)		(0.60)
From net realized gain	(2.21)		(0.35)	(1.14)	(5.05)	—		(0.55)		(2.53)

Total distributions	(2.42)		(0.86)	(1.63)	(5.53)	(0.51)		(1.15)		(3.13)

Net asset value, end of period	$34.38		$32.45	$26.64	$29.80	$35.08		$24.74		$28.09

Total Return(c)
Based on net asset value	14.17	%(d)	25.49%	(4.91)%	0.69%	44.48%		(8.35	)%(d)	1.85%

Ratios to Average Net Assets(e)
Total expenses	0.61	%(f)	0.62%	0.63%	0.63%	0.74	%(g)	0.80	%(f)(h)	0.79	%(h)

Total expenses after fees waived and/or reimbursed	0.49	%(f)	0.49%	0.49%	0.49%	0.49	%(g)	0.49	%(f)(h)	0.49	%(h)

Net investment income	1.52	%(f)	1.80%	1.77%	1.47%	1.62	%(g)	2.24	%(f)(h)	2.14	%(h)

Supplemental Data
Net assets, end of period (000)	$12,273		$12,053	$10,451	$10,210	$8,258		$4,971		$5,699

Portfolio turnover rate	62%		118%	116%	136%	126	%(i)	70%		161%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

From June 1, 2020 through February 28, 2021, the Fund invested in the Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%.

(h)

Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.05% and 0.03% for the period October 1, 2019 to May 31, 2020 and September 30, 2019, respectively.

(i)	Portfolio turnover rate includes transactions from the Master LLC prior to March 1, 2021.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	63

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Value Fund (continued)

	Class R

	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21		Period from 10/01/19 to 05/31/20		Year Ended 09/30/19

Net asset value, beginning of period	$29.80		$24.52	$27.56	$32.84	$23.18		$26.29		$29.10

Net investment income(a)	0.14		0.34	0.31	0.27	0.29		0.28		0.41
Net realized and unrealized gain (loss)	3.74		5.65	(1.87)	(0.19)	9.71		(2.43)		(0.26)

Net increase (decrease) from investment operations	3.88		5.99	(1.56)	0.08	10.00		(2.15)		0.15

Distributions(b)
From net investment income	(0.14)		(0.36)	(0.34)	(0.31)	(0.34)		(0.41)		(0.43)
From net realized gain	(2.21)		(0.35)	(1.14)	(5.05)	—		(0.55)		(2.53)

Total distributions	(2.35)		(0.71)	(1.48)	(5.36)	(0.34)		(0.96)		(2.96)

Net asset value, end of period	$31.33		$29.80	$24.52	$27.56	$32.84		$23.18		$26.29

Total Return(c)
Based on net asset value	13.82	%(d)	24.84%	(5.43)%	0.14%	43.63%		(8.65	)%(d)	1.29%

Ratios to Average Net Assets(e)
Total expenses	1.32	%(f)	1.35%	1.36%	1.35%	1.41	%(g)	1.43	%(f)(h)	1.44	%(h)

Total expenses after fees waived and/or reimbursed	1.04	%(f)	1.04%	1.04%	1.04%	1.04	%(g)	1.04	%(f)(h)	1.04	%(h)

Net investment income	0.96	%(f)	1.23%	1.22%	0.91%	1.11	%(g)	1.69	%(f)(h)	1.59	%(h)

Supplemental Data
Net assets, end of period (000)	$8,101		$7,729	$6,925	$8,440	$9,015		$10,820		$18,321

Portfolio turnover rate	62%		118%	116%	136%	126	%(i)	70%		161%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

From June 1, 2020 through February 28, 2021, the Fund invested in the Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%.

(h)

Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.05% and 0.03% for the period October 1, 2019 to May 31, 2020 and September 30, 2019, respectively.

(i)	Portfolio turnover rate includes transactions from the Master LLC prior to March 1, 2021.

See notes to financial statements.

64	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

BlackRock FundsSM (the “Trust”) and BlackRock Large Cap Series Funds, Inc. (the “Corporation”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Trust is organized as a Massachusetts business trust. The Corporation is organized as a Maryland corporation. BlackRock Advantage International Fund, BlackRock Advantage Large Cap Growth Fund and BlackRock Small Cap Core Fund are series of the Trust. BlackRock Advantage Large Cap Core Fund and BlackRock Advantage Large Cap Value Fund are series of the Corporation. The following are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification

BlackRock Advantage International Fund	Advantage International	Diversified
BlackRock Advantage Large Cap Growth Fund	Advantage Large Cap Growth	Diversified
BlackRock Advantage Small Cap Core Fund	Advantage Small Cap Core	Diversified
BlackRock Advantage Large Cap Core Fund	Advantage Large Cap Core	Diversified
BlackRock Advantage Large Cap Value Fund	Advantage Large Cap Value	Diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Class R Shares are sold only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

Share Class	Initial Sales Charge	CDSC		Conversion Privilege

Institutional, Class K and Class R Shares	No	No		None
Investor A Shares	Yes	No	(a)	None
Investor C Shares	No	Yes	(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

The Board of Directors of the Corporation and the Board of Trustees of the Trust are collectively referred to throughout this report as the “Board”, and the directors/trustees thereof are collectively referred to throughout this report as “Directors”.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

N O T E S T O F I N A N C I A L S T A T E M E N T S	65

Notes to Financial Statements (unaudited) (continued)

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of November 30, 2024, if any, are disclosed in the Statements of Assets and Liabilities.

Consistent with U.S. GAAP accrual requirements for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that each Fund will sustain its position that it is due the reclaim.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the Statements of Operations.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of each Fund has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

66	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited) (continued)

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:

(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers

(ii) recapitalizations and other transactions across the capital structure

(iii) market or relevant indices multiples of comparable issuers

(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks

(v) quoted prices for similar investments or assets in active markets

(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates

(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics

(viii) relevant market news and other public sources.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

•

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.

N O T E S T O F I N A N C I A L S T A T E M E N T S	67

Notes to Financial Statements (unaudited) (continued)

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received	Non-Cash Collateral Received, at Fair Value	Net Amount(a)

Advantage International
BofA Securities, Inc.	$80	$(80)	$—	$—

Advantage Large Cap Growth
BNP Paribas SA	$167,280	$(167,280)	$—	$—

Advantage Small Cap Core
Barclays Capital, Inc.	$2,825,323	$(2,825,323)	$—	$—
BNP Paribas SA	4,018,195	(4,018,195)	—	—
BofA Securities, Inc.	10,551,083	(10,390,463)	—	160,620
Citigroup Global Markets, Inc.	11,036,374	(11,036,374)	—	—
Credit Suisse Securities (USA) LLC	50,327	(50,327)	—	—
J.P. Morgan Securities LLC	39,804,835	(39,804,835)	—	—
Jefferies LLC	105,507	(105,507)	—	—
Morgan Stanley	27,737,104	(27,737,104)	—	—
National Financial Services LLC	3,317,826	(3,317,826)	—	—
SG Americas Securities LLC	1,116,346	(1,116,346)	—	—
State Street Bank & Trust Co.	5,200,253	(5,200,253)	—	—
Toronto-Dominion Bank	734,229	(734,229)	—	—

	$106,497,402	$(106,336,782)	$—	$160,620

Advantage Large Cap Value
BofA Securities, Inc.	$3,772,704	$(3,772,704)	$—	$—
Citigroup Global Markets, Inc.	889	(889)	—	—
Goldman Sachs & Co. LLC	326,724	(326,724)	—	—

	$4,100,317	$(4,100,317)	$—	$—

(a)

The market value of the loaned securities is determined as of November 30, 2024. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

68	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited) (continued)

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of Advantage International, Advantage Large Cap Growth and Advantage Small Cap Core, and the Corporation, on behalf of Advantage Large Cap Core and Advantage Large Cap Value, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:

	Investment Advisory Fees

Average Daily Net Assets	Advantage International	Advantage Large Cap Growth	Advantage Small Cap Core	Advantage Large Cap Core	Advantage Large Cap Value

First $1 billion	0.45%	0.57%	0.45%	0.45%	0.49%
$1 billion - $3 billion	0.42	0.54	0.42	0.42	0.46
$3 billion - $5 billion	0.41	0.51	0.41	0.41	0.44
$5 billion - $10 billion	0.39	0.50	0.39	0.39	0.43
Greater than $10 billion	0.38	0.48	0.38	0.38	0.42

Service and Distribution Fees: The Trust, on behalf of Advantage International, Advantage Large Cap Growth and Advantage Small Cap Core, and the Corporation, on behalf of Advantage Large Cap Core and Advantage Large Cap Value, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

	Advantage International		Advantage Large Cap Growth		Advantage Small Cap Core

Share Class	Service Fees	Distribution Fees	Service Fees	Distribution Fees	Service Fees	Distribution Fees

Investor A	0.25%	N/A	0.25%	N/A	0.25%	N/A
Investor C	0.25	0.75%	0.25	0.75%	0.25%	0.75%
Class R	0.25	0.25	0.25	0.25	N/A	N/A

			Advantage Large Cap Core		Advantage Large Cap Value

Share Class			Service Fees	Distribution Fees	Service Fees	Distribution Fees

Investor A			0.25%	N/A	0.25%	N/A
Investor C			0.25	0.75%	0.25	0.75%
Class R			0.25	0.25	0.25	0.25

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended November 30, 2024, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

Fund Name	Investor A	Investor C	Class R	Total

Advantage International	$331,051	$73,234	$88,346	$492,631
Advantage Large Cap Growth	732,004	159,857	4,125	895,986
Advantage Small Cap Core	607,536	61,671	—	669,207
Advantage Large Cap Core	2,024,780	239,836	43,294	2,307,910
Advantage Large Cap Value	505,514	72,713	19,304	597,531

N O T E S T O F I N A N C I A L S T A T E M E N T S	69

Notes to Financial Statements (unaudited) (continued)

Administration: The Trust, on behalf of Advantage International, Advantage Large Cap Growth and Advantage Small Cap Core, and the Corporation, on behalf of Advantage Large Cap Core and Advantage Large Cap Value, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fees

First $500 million	0.0425%
$500 million - $1 billion	0.0400
$1 billion - $2 billion	0.0375
$2 billion - $4 billion	0.0350
$4 billion - $13 billion	0.0325
Greater than $13 billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the six months ended November 30, 2024, the following table shows the class specific administration fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total

Advantage International	$135,969	$26,538	$1,467	$25,928	$3,541	$193,443
Advantage Large Cap Growth	68,325	58,655	3,200	725	165	131,070
Advantage Small Cap Core	213,077	48,579	1,235	119,323	—	382,214
Advantage Large Cap Core	125,468	162,210	4,800	4,507	1,726	298,711
Advantage Large Cap Value	20,640	40,518	1,457	1,199	774	64,588

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended November 30, 2024, the Funds paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:

Fund Name	Institutional	Total

Advantage International	$266,307	$266,307
Advantage Large Cap Growth	291,008	291,008
Advantage Small Cap Core	100,890	100,890
Advantage Large Cap Core	195,185	195,185

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended November 30, 2024, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total

Advantage International	$4,376	$8,235	$972	$360	$2,622	$16,565
Advantage Large Cap Growth	849	50,723	2,801	51	23	54,447
Advantage Small Cap Core	2,020	7,120	726	486	—	10,352
Advantage Large Cap Core	13,065	85,456	1,650	40	108	100,319
Advantage Large Cap Value	474	15,480	1,017	35	69	17,075

For the six months ended November 30, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total

Advantage International	$766,711	$143,325	$33,824	$3,705	$84,182	$1,031,747
Advantage Large Cap Growth	373,627	290,995	55,459	270	2,026	722,377
Advantage Small Cap Core	687,096	368,413	9,221	25,834	—	1,090,564
Advantage Large Cap Core	617,036	875,328	44,194	322	18,951	1,555,831
Advantage Large Cap Value	90,268	184,099	10,097	359	8,324	293,147

Other Fees: For the six months ended November 30, 2024, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

Fund Name	Amounts

Advantage International	$2,449
Advantage Large Cap Growth	11,143
Advantage Small Cap Core	7,056
Advantage Large Cap Core	15,745
Advantage Large Cap Value	3,876

70	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited) (continued)

For the six months ended November 30, 2024, affiliates received CDSCs as follows:

Share Class	Advantage International	Advantage Large Cap Growth	Advantage Small Cap Core	Advantage Large Cap Core	Advantage Large Cap Value

Investor A	$599	$1,013	$992	$3,821	$—
Investor C	73	257	939	316	58

Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Trust or the Corporation, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended November 30, 2024, the amounts waived were as follows:

Fund Name	Amounts Waived

Advantage International	$18,691
Advantage Large Cap Growth	4,750
Advantage Small Cap Core	15,704
Advantage Large Cap Core	10,433
Advantage Large Cap Value	2,281

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended November 30, 2024, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.

With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Fund Name	Institutional	Investor A	Investor C	Class K	Class R

Advantage International	0.50%	0.75%	1.50%	0.45%	1.00%
Advantage Large Cap Growth	0.62	0.87	1.62	0.57	1.12
Advantage Small Cap Core	0.50	0.75	1.50	0.45	N/A
Advantage Large Cap Core	0.48	0.73	1.48	0.43	0.98
Advantage Large Cap Value	0.54	0.79	1.54	0.49	1.04

The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026 (June 30, 2034 with respect to Advantage Large Cap Growth Class R Shares), unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund.

For the six months ended November 30, 2024, the Manager waived and/or reimbursed investment advisory fees, which is included in fees waived and/or reimbursed by the Manager in the Statements of Operations, as follows:

Fund Name	Amounts Waived

Advantage International	$596,306
Advantage Large Cap Growth	392,052
Advantage Small Cap Core	559,918
Advantage Large Cap Core	825,026
Advantage Large Cap Value	305,040

In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific, transfer agent fees waived and/or reimbursed by the Manager — class specific, service and distribution fees waived and service distribution fees reimbursed respectively, in the Statements of Operations. For the six months ended November 30, 2024, class specific expense waivers and/or reimbursements were as follows:

	Administration Fees Waived by the Manager - Class Specific

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total

Advantage International	$135,969	$26,538	$1,467	$25,928	$3,541	$193,443
Advantage Large Cap Growth	68,325	58,655	3,200	725	165	131,070
Advantage Small Cap Core	213,077	48,579	1,235	119,323	—	382,214
Advantage Large Cap Core	125,468	162,210	4,800	4,507	1,726	298,711
Advantage Large Cap Value	20,640	40,518	1,457	1,199	774	64,588

N O T E S T O F I N A N C I A L S T A T E M E N T S	71

Notes to Financial Statements (unaudited) (continued)

	Transfer Agent Fees Waived and/or Reimbursed by the Manager - Class Specific

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total

Advantage International	$425,905	$76,350	$30,030	$3,705	$75,155	$611,145
Advantage Large Cap Growth	202,817	143,301	47,343	270	1,607	395,338
Advantage Small Cap Core	154,161	245,590	6,054	25,834	—	431,639
Advantage Large Cap Core	303,428	467,641	32,019	322	14,778	818,188
Advantage Large Cap Value	38,651	81,976	6,298	359	6,350	133,634

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral, (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund (except Advantage International) retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Pursuant to the current securities lending agreement, Advantage International retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, each Fund (except Advantage International), pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Advantage International, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended November 30, 2024, each Fund paid BIM the following amounts for securities lending agent services:

Fund Name	Amounts

Advantage International	$289
Advantage Large Cap Growth	955
Advantage Small Cap Core	54,454
Advantage Large Cap Core	665
Advantage Large Cap Value	400

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund other than Advantage Large Cap Growth may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Advantage Large Cap Core, Advantage Large Cap Value and Advantage International are currently permitted to borrow under the Interfund Lending Program. Advantage Small Cap Core is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended November 30, 2024, the Funds did not participate in the Interfund Lending Program.

72	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited) (continued)

Directors and Officers: Certain directors and/or officers of the Corporation and the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Corporation’s/Trust’s Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.

Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors or trustees. For the six months ended November 30, 2024, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

Fund Name	Purchases	Sales	Net Realized Gain

Advantage International	$138,093,835	$158,335,916	$8,077,597
Advantage Large Cap Growth	251,599,183	262,826,339	39,538,504
Advantage Small Cap Core	37,224,338	92,160,043	14,314,055
Advantage Large Cap Core	148,859,987	186,234,960	25,789,719
Advantage Large Cap Value	31,237,205	45,283,855	4,899,669

7.	PURCHASES AND SALES

For the six months ended November 30, 2024, purchases and sales of investments, excluding short-term securities, were as follows:

Fund Name	Purchases	Sales

Advantage International	$1,575,034,202	$1,066,833,585
Advantage Large Cap Growth	1,024,568,932	1,064,114,942
Advantage Small Cap Core	2,076,813,361	1,693,637,333
Advantage Large Cap Core	1,707,005,926	1,823,404,014
Advantage Large Cap Value	396,522,651	409,959,937

8.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of November 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Funds’ NAV.

As of May 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

Fund Name	Non-Expiring Capital Loss Carryforwards

Advantage International	$(36,663,284)
Advantage Small Cap Core	(203,707,240)

As of November 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Advantage International	$2,056,205,658	$267,321,391	$(54,662,069)	$212,659,322
Advantage Large Cap Growth	874,378,782	530,567,858	(11,529,863)	519,037,995
Advantage Small Cap Core	3,892,357,848	940,971,407	(255,784,965)	685,186,442
Advantage Large Cap Core	2,065,209,852	1,113,336,019	(30,524,862)	1,082,811,157
Advantage Large Cap Value	576,713,025	124,814,971	(8,334,817)	116,480,154

9.	BANK BORROWINGS

The Trust, on behalf of Advantage International, Advantage Large Cap Growth and Advantage Small Cap Core, and the Corporation, on behalf of Advantage Large Cap Core and Advantage Large Cap Value, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit

N O T E S T O F I N A N C I A L S T A T E M E N T S	73

Notes to Financial Statements (unaudited) (continued)

agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended November 30, 2024, the Funds did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed

74	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited) (continued)

and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

Advantage International invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

Advantage International invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Fund’s investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 11/30/24		Year Ended 05/31/24

Fund Name/Share Class	Shares	Amount	Shares	Amount

Advantage International
Institutional
Shares sold	33,163,693	$645,605,078	23,297,357	$414,287,683
Shares issued in reinvestment of distributions	1,087,485	21,053,717	1,383,179	24,124,489
Shares redeemed	(6,830,988)	(133,430,872)	(10,399,113)	(186,487,678)

	27,420,190	$533,227,923	14,281,423	$251,924,494

Investor A
Shares sold and automatic conversion of shares	969,442	$18,517,858	1,964,803	$34,539,277
Shares issued in reinvestment of distributions	213,945	4,090,638	319,591	5,512,362
Shares redeemed	(945,507)	(18,245,472)	(2,564,768)	(44,937,995)

	237,880	$4,363,024	(280,374)	$(4,886,356)

Investor C
Shares sold	73,034	$1,355,552	759,644	$12,470,746
Shares issued in reinvestment of distributions	11,601	214,742	8,965	149,273
Shares redeemed and automatic conversion of shares	(89,693)	(1,670,673)	(141,151)	(2,420,929)

	(5,058)	$(100,379)	627,458	$10,199,090

N O T E S T O F I N A N C I A L S T A T E M E N T S	75

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 11/30/24		Year Ended 05/31/24

Fund Name/Share Class	Shares	Amount	Shares	Amount

Advantage International (continued)
Class K
Shares sold	2,592,639	$51,015,270	2,590,705	$46,132,287
Shares issued in reinvestment of distributions	225,034	4,356,665	344,221	6,005,317
Shares redeemed	(1,152,756)	(22,618,434)	(1,798,410)	(32,102,894)

	1,664,917	$32,753,501	1,136,516	$20,034,710

Class R
Shares sold	253,121	$4,856,642	1,017,841	$17,350,290
Shares issued in reinvestment of distributions	30,069	574,013	35,544	612,167
Shares redeemed	(287,496)	(5,527,852)	(381,525)	(6,684,230)

	(4,306)	$(97,197)	671,860	$11,278,227

	29,313,623	$570,146,872	16,436,883	$288,550,165

Advantage Large Cap Growth
Institutional
Shares sold	1,772,157	$47,298,202	3,274,605	$74,950,123
Shares issued in reinvestment of distributions	1,911,324	49,178,358	235,499	5,243,158
Shares redeemed	(2,499,856)	(68,411,727)	(4,350,268)	(97,770,614)

	1,183,625	$28,064,833	(840,164)	$(17,577,333)

Investor A
Shares sold	612,201	$15,460,649	985,440	$21,327,952
Shares issued in reinvestment of distributions	1,866,482	44,888,885	183,148	3,842,876
Shares redeemed	(1,306,745)	(32,776,191)	(2,634,857)	(56,679,531)

	1,171,938	$27,573,343	(1,466,269)	$(31,508,703)

Investor C
Shares sold	108,623	$2,141,172	1,314,696	$20,739,576
Shares issued in reinvestment of distributions	165,880	3,103,619	15,709	263,290
Shares redeemed and automatic conversion of shares	(187,431)	(3,637,328)	(328,177)	(5,811,599)

	87,072	$1,607,463	1,002,228	$15,191,267

Class K
Shares sold	66,607	$1,767,034	138,788	$3,023,950
Shares issued in reinvestment of distributions	20,189	519,458	2,010	44,757
Shares redeemed	(32,408)	(836,539)	(43,058)	(985,582)

	54,388	$1,449,953	97,740	$2,083,125

Class R
Shares sold	3,993	$106,024	36,480	$901,709
Shares issued in reinvestment of distributions	4,967	126,212	225	4,973
Shares redeemed	(9,974)	(264,549)	(3,405)	(74,617)

	(1,014)	$(32,313)	33,300	$832,065

	2,496,009	$58,663,279	(1,173,165)	$(30,979,579)

Advantage Small Cap Core
Institutional
Shares sold	19,642,857	$361,683,964	21,347,099	$333,503,755
Shares issued in reinvestment of distributions	217,172	3,932,991	1,441,914	22,168,806
Shares redeemed	(12,553,026)	(227,058,259)	(59,497,255)	(936,471,823)

	7,307,003	$138,558,696	(36,708,242)	$(580,799,262)

76	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 11/30/24		Year Ended 05/31/24

Fund Name/Share Class	Shares	Amount	Shares	Amount

Advantage Small Cap Core (continued)
Investor A
Shares sold and automatic conversion of shares	13,932,242	$249,983,509	4,034,735	$63,459,431
Shares issued in reinvestment of distributions	21,333	383,783	180,437	2,751,052
Shares redeemed	(4,234,638)	(77,853,944)	(4,608,184)	(72,025,154)

	9,718,937	$172,513,348	(393,012)	$(5,814,671)

Investor C
Shares sold	117,830	$2,072,051	207,623	$3,184,439
Shares issued in reinvestment of distributions	—	—	1,527	22,365
Shares redeemed and automatic conversion of shares	(91,384)	(1,553,340)	(194,068)	(2,922,880)

	26,446	$518,711	15,082	$283,924

Class K
Shares sold	10,005,936	$181,872,580	10,206,738	$162,561,113
Shares issued in reinvestment of distributions	133,448	2,418,076	706,613	10,874,632
Shares redeemed	(6,441,444)	(116,560,918)	(16,148,319)	(253,421,934)

	3,697,940	$67,729,738	(5,234,968)	$(79,986,189)

	20,750,326	$379,320,493	(42,321,140)	$(666,316,198)

Advantage Large Cap Core
Institutional
Shares sold	2,358,977	$53,800,139	4,253,897	$85,531,661
Shares issued in reinvestment of distributions	3,869,666	84,513,507	692,648	13,247,256
Shares redeemed	(3,989,606)	(90,216,209)	(36,907,101)	(738,281,082)

	2,239,037	$48,097,437	(31,960,556)	$(639,502,165)

Investor A
Shares sold	1,488,969	$31,748,171	4,162,870	$77,141,036
Shares issued in reinvestment of distributions	5,768,714	118,489,375	603,551	10,921,227
Shares redeemed	(4,806,123)	(102,639,517)	(9,152,406)	(171,310,982)

	2,451,560	$47,598,029	(4,385,985)	$(83,248,719)

Investor C
Shares sold	260,425	$4,287,043	1,011,189	$14,414,272
Shares issued in reinvestment of distributions	281,854	4,478,656	12,705	182,763
Shares redeemed and automatic conversion of shares	(310,584)	(5,115,783)	(782,761)	(11,561,228)

	231,695	$3,649,916	241,133	$3,035,807

Class K
Shares sold	311,833	$7,045,299	766,994	$15,907,891
Shares issued in reinvestment of distributions	148,678	3,248,625	16,885	323,379
Shares redeemed	(252,353)	(5,730,670)	(753,056)	(14,656,265)

	208,158	$4,563,254	30,823	$1,575,005

Class R
Shares sold	71,901	$1,345,794	346,800	$5,958,058
Shares issued in reinvestment of distributions	75,711	1,388,543	6,126	100,028
Shares redeemed	(298,676)	(5,868,106)	(119,768)	(2,062,229)

	(151,064)	$(3,133,769)	233,158	$3,995,857

	4,979,386	$100,774,867	(35,841,427)	$(714,144,215)

N O T E S T O F I N A N C I A L S T A T E M E N T S	77

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 11/30/24		Year Ended 05/31/24

Fund Name/Share Class	Shares	Amount	Shares	Amount

Advantage Large Cap Value
Institutional
Shares sold	843,911	$27,193,796	927,476	$27,481,322
Shares issued in reinvestment of distributions	416,655	12,982,968	156,585	4,498,448
Shares redeemed	(642,923)	(20,800,142)	(1,298,843)	(37,668,127)

	617,643	$19,376,622	(214,782)	$(5,688,357)

Investor A
Shares sold	294,497	$9,321,775	633,902	$18,495,637
Shares issued in reinvestment of distributions	882,159	26,623,565	323,626	9,028,137
Shares redeemed	(817,585)	(25,588,561)	(1,815,261)	(52,151,342)

	359,071	$10,356,779	(857,733)	$(24,627,568)

Investor C
Shares sold	18,573	$527,381	59,407	$1,538,116
Shares issued in reinvestment of distributions	40,418	1,095,334	13,191	333,274
Shares redeemed and automatic conversion of shares	(62,638)	(1,785,465)	(196,611)	(5,153,312)

	(3,647)	$(162,750)	(124,013)	$(3,281,922)

Class K
Shares sold	10,073	$316,410	193,424	$5,568,726
Shares issued in reinvestment of distributions	28,149	877,123	14,682	421,603
Shares redeemed	(52,588)	(1,684,565)	(229,117)	(7,039,729)

	(14,366)	$(491,032)	(21,011)	$(1,049,400)

Class R
Shares sold	8,029	$235,812	24,923	$685,611
Shares issued in reinvestment of distributions	21,067	599,560	7,025	185,628
Shares redeemed	(29,909)	(867,261)	(55,037)	(1,487,018)

	(813)	$(31,889)	(23,089)	$(615,779)

	957,888	$29,047,730	(1,240,628)	$(35,263,026)

As of November 30, 2024, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:

Share Class	Advantage Large Cap Growth

Class K	12,217

12.	FOREIGN WITHHOLDINGS TAX CLAIMS

The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which Advantage International is able to pass through to shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.

Certain of the outstanding foreign tax reclaims are not deemed by the Fund to meet the recognition criteria under U.S. GAAP as of November 30, 2024 and have not been recorded in the applicable Fund’s net asset value. The recognition by the Fund of these amounts would have a positive impact on the applicable Fund’s performance. If a Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund’s NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.

13.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

78	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Additional Information

Changes in and Disagreements with Accountants

Not applicable.

Proxy Results

Not applicable.

Remuneration Paid to Directors, Officers, and Others

Compensation to the independent directors/trustees of the Corporation/Trust is paid by the Corporation/Trust, on behalf of the Funds.

General Information

Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1. Access the BlackRock website at blackrock.com

2. Select “Access Your Account”

3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

A D D I T I O N A L I N F O R M A T I O N	79

Additional Information  (continued)

Fund and Service Providers

Investment Adviser and Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent and Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Custodian

The Bank of New York Mellon

New York, NY 10286

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02110

Distributor

BlackRock Investments, LLC

New York, NY 10001

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Trust and the Corporation

100 Bellevue Parkway

Wilmington, DE 19809

80	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Glossary of Terms Used in this Report

Portfolio Abbreviation

ADR	American Depositary Receipt

CVR	Contingent Value Rights

LP	Limited Partnership

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	81

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

NOVEMBER 30, 2024

2024 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock FundsSM

• BlackRock Commodity Strategies Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2

Derivative Financial Instruments

The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Consolidated Financial Statements.

D E R I V A T I V E F I N A N C I A L I N S T R U M E N T S	3

Consolidated Schedule of Investments (unaudited) November 30, 2024	BlackRock Commodity Strategies Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Broadline Retail — 0.5%
Dollarama, Inc.	31,632	$3,304,974

Capital Markets — 0.0%
Agronomics Ltd.(a)	3,033,943	151,333

Chemicals — 1.6%
CF Industries Holdings, Inc.	14,878	1,333,962
DSM-Firmenich AG	26,204	2,878,352
Nutrien Ltd.	30,693	1,432,135
Robertet SA(b)	2,656	2,483,954
Symrise AG	16,955	1,875,587

		10,003,990

Commercial Services & Supplies — 0.4%
Republic Services, Inc.	11,663	2,546,033

Consumer Staples Distribution & Retail — 1.4%
Costco Wholesale Corp.	4,696	4,563,948
Jeronimo Martins SGPS SA	88,060	1,715,979
Koninklijke Ahold Delhaize NV	84,178	2,904,384

		9,184,311

Containers & Packaging — 3.6%
Avery Dennison Corp.	19,248	3,964,126
Crown Holdings, Inc.	23,268	2,142,750
Graphic Packaging Holding Co.	175,104	5,268,879
Packaging Corp. of America	15,335	3,816,115
SIG Group AG	87,073	1,726,218
Silgan Holdings, Inc.	37,497	2,157,202
Smurfit WestRock PLC	65,960	3,629,119

		22,704,409

Energy Equipment & Services — 1.0%
ARC Resources Ltd.	121,244	2,237,738
Saipem SpA(a)	571,650	1,475,306
TechnipFMC PLC	49,387	1,549,270
Tenaris SA	43,181	828,435

		6,090,749

Food Products — 1.7%
Bunge Global SA	14,397	1,291,987
Danone SA	37,638	2,574,430
Kerry Group PLC, Class A	26,199	2,534,393
Salmar ASA	28,947	1,507,428
SunOpta, Inc.(a)	232,253	1,799,961
Tate & Lyle PLC	86,058	807,048

		10,515,247

Ground Transportation — 0.6%
Canadian Pacific Kansas City Ltd.	18,939	1,450,538
Union Pacific Corp.	8,378	2,049,761

		3,500,299

Hotels, Restaurants & Leisure — 0.9%
Compass Group PLC	166,793	5,714,952

Machinery — 1.2%
Ag Growth International, Inc.	51,966	1,954,223
Deere & Co.	3,150	1,467,585
John Bean Technologies Corp.	8,644	1,089,317
Marel HF	200,974	927,948
Rational AG	2,099	1,965,868

		7,404,941

Metals & Mining — 19.5%
Agnico Eagle Mines Ltd.	110,060	9,296,593
Alamos Gold, Inc., Class A	142,162	2,674,581

Security	Shares	Value

Metals & Mining (continued)
Alcoa Corp.	22,117	$1,026,892
Allied Gold Corp.(a)	261,209	636,208
Anglo American Platinum Ltd.	12,958	431,936
Anglo American PLC	89,560	2,875,975
Anglogold Ashanti PLC(b)	121,510	3,030,459
ArcelorMittal SA	42,275	1,062,873
Artemis Gold, Inc.(a)	54,008	559,734
Aya Gold & Silver, Inc.(a)(b)	58,764	547,745
B2Gold Corp.	230,512	665,991
Barrick Gold Corp.	358,198	6,264,883
Bellevue Gold Ltd.(a)(b)	1,155,146	968,805
BHP Group Ltd.	147,088	3,878,597
Blackstone Minerals Ltd.(a)(b)	1,005,888	19,027
Capricorn Metals Ltd.(a)	84,485	359,409
Capstone Copper Corp.(a)	124,610	853,993
Centerra Gold, Inc.	187,177	1,128,370
Chalice Mining Ltd.(a)	102,100	91,547
Challenger Gold Ltd.(a)(b)	1,752,860	50,950
Champion Iron Ltd.	214,348	805,843
De Grey Mining Ltd.(a)	1,189,829	1,186,325
Develop Global Ltd.(a)(b)	544,363	700,854
Dundee Precious Metals, Inc.	145,243	1,357,974
Eldorado Gold Corp.(a)(b)	70,296	1,124,736
Emerald Resources NL(a)	260,719	619,079
Endeavour Mining PLC	146,275	2,907,634
ERO Copper Corp.(a)	10,474	159,648
FireFly Metals Ltd.(a)	421,590	301,135
First Quantum Minerals Ltd.(a)	50,877	696,990
Foran Mining Corp.(a)	429,204	1,263,041
Founders Metals, Inc.(a)	230,890	651,416
Franco-Nevada Corp.	26,619	3,266,985
Freeport-McMoRan, Inc.	118,091	5,219,622
Fresnillo PLC	22,524	185,052
Glencore PLC	860,101	4,164,787
Gold Fields Ltd., ADR	80,154	1,161,431
Grupo Mexico SAB de CV, Series B	145,895	715,437
Iluka Resources Ltd.	52,352	191,550
Ivanhoe Electric, Inc.(a)	22,435	213,357
Ivanhoe Mines Ltd., Class A(a)(b)	144,804	1,965,127
Kinross Gold Corp.	697,760	6,777,998
Lithium Royalty Corp.(a)(b)	47,593	194,444
Lundin Gold, Inc.	100,285	2,312,203
Lundin Mining Corp.	146,144	1,429,029
Lynas Rare Earths Ltd.(a)	250,734	1,131,122
MAG Silver Corp.(a)	109,749	1,683,803
Metals Acquisition Ltd. (Acquired 04/17/23, cost $744,770)(a)(c)	83,477	1,060,158
Newmont Corp.	116,312	4,878,125
NGEx Minerals Ltd.(a)	35,836	318,673
Nickel Industries Ltd.	1,393,715	823,296
Norsk Hydro ASA	126,750	787,608
Northern Star Resources Ltd.	446,439	5,119,149
Nucor Corp.	10,799	1,670,497
Osisko Gold Royalties Ltd.	92,521	1,793,522
Pan American Silver Corp.	92,111	2,023,679
Polyus PJSC(a)(d)	46,252	4
Predictive Discovery Ltd.(a)	3,517,549	562,588
Rio Tinto PLC	87,348	5,491,823
Robex Resources, Inc.(a)	126,471	205,960
Rupert Resources Ltd.(a)(b)	86,544	252,514
Rupert Resources Ltd. (Acquired 02/24/23, cost $315,608)(a)(c)	91,372	266,601

4	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Commodity Strategies Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Sigma Lithium Corp.(a)(b)	75,719	$1,038,395
Skeena Resources Ltd.(a)(b)	142,317	1,321,468
Sociedad Minera Cerro Verde SAA	17,428	711,062
Solaris Resources, Inc.(a)	70,948	225,505
Solaris Resources, Inc.(a)	39,000	123,960
Southern Copper Corp.	8,130	815,846
Steel Dynamics, Inc.	7,413	1,076,887
Teck Resources Ltd., Class B	57,452	2,682,092
Titan Mining Corp.(a)	83,105	13,652
Titan Mining Corp.(a)	20,773	3,413
Torex Gold Resources, Inc.(a)	95,426	2,012,735
Vale SA, ADR	203,162	2,003,177
Wheaton Precious Metals Corp.	122,989	7,662,820

		123,756,399

Oil, Gas & Consumable Fuels — 13.5%
Cameco Corp.	25,971	1,543,976
Cameco Corp. (CAD)	26,000	1,546,016
Canadian Natural Resources Ltd.	96,250	3,257,259
Cheniere Energy, Inc.	16,146	3,616,865
Chevron Corp.	21,686	3,511,614
ConocoPhillips	46,180	5,003,141
Diamondback Energy, Inc.	12,359	2,194,835
Eni SpA	134,850	1,908,017
EOG Resources, Inc.	28,100	3,744,606
Exxon Mobil Corp.	158,085	18,647,707
Gazprom PJSC(a)(d)	712,200	67
Gaztransport Et Technigaz SA	6,338	922,844
Hess Corp.	18,621	2,740,639
Keyera Corp.	44,200	1,471,492
Kosmos Energy Ltd.(a)	83,931	330,688
Marathon Petroleum Corp.	17,143	2,676,879
Pembina Pipeline Corp.	71,451	2,962,049
Permian Resources Corp., Class A	125,302	1,962,229
Shell PLC	286,786	9,216,464
South Bow Corp.(a)	6,813	177,618
Targa Resources Corp.	19,511	3,986,097
TC Energy Corp.	33,417	1,634,033
TotalEnergies SE	100,782	5,857,470
Tourmaline Oil Corp.	50,673	2,389,871
Williams Cos., Inc. (The)	75,714	4,430,783

		85,733,259

Personal Care Products — 0.3%
Jamieson Wellness, Inc.(e)	74,673	1,932,362

Pharmaceuticals — 1.5%
Eli Lilly & Co.	5,029	3,999,815
Novo Nordisk A/S, Class B	27,056	2,899,587
Zoetis, Inc., Class A	15,978	2,800,145

		9,699,547

Professional Services — 0.7%
SGS SA, Registered Shares	43,358	4,306,919

Trading Companies & Distributors — 0.3%
Beijer Ref AB, Class B	114,358	1,804,206

Total Common Stocks — 48.7% (Cost: $234,347,966)		308,353,930

Security	Shares	Value

Rights

Metals & Mining — 0.0%
Blackstone Minerals Ltd., CVR(a)	251,472	$2
Kincross Gold Corp., CVR(a)	11,812	4,252

		4,254

Total Rights — 0.0% (Cost: $ —)		4,254

Warrants(a)

Capital Markets — 0.0%
Agronomics Ltd. (Issued/Exercisable 12/03/21, 1 Share for 1 Warrant, Expires 12/08/24, Strike Price GBP 0.30)	3,909,350	50

Metals & Mining — 0.0%
Robex Resources, Inc. (Issued/Exercisable 06/19/24, 1 Share for 1 Warrant, Expires 06/17/26, Strike Price CAD 2.55)	124,394	26,655

Total Warrants — 0.0% (Cost: $2)		26,705

Total Long-Term Investments — 48.7% (Cost: $234,347,968)		308,384,889

Short-Term Securities

Money Market Funds — 2.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(f)(g)(h)	7,590,662	7,594,457
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.53%(f)(g)	7,744,007	7,744,007

		15,338,464

		Par (000)

U.S. Treasury Obligations(i) — 48.9%
U.S. Treasury Bills, 4.44%, 02/27/25	USD	313,000	309,685,005

Total Short-Term Securities — 51.3% (Cost: $324,978,655)			325,023,469

Total Investments — 100.0% (Cost: $559,326,623)			633,408,358

Liabilities in Excess of Other Assets — (0.0)%			(109,489)

Net Assets — 100.0%			$633,298,869

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,326,759, representing 0.2% of its net assets as of period end, and an original cost of $1,060,378.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
(i)	Rates are discount rates or a range of discount rates as of period end.

S C H E D U L E O F I N V E S T M E N T S	5

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Commodity Strategies Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/24	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$6,348,465	$1,245,065	(a)	$—	$164	$763	$7,594,457	7,590,662	$ 95,465	(b)	$—
BlackRock Liquidity Funds, T-Fund, Institutional Shares	3,589,797	4,154,210	(a)	—	—	—	7,744,007	7,744,007	196,130		—

					$164	$763	$15,338,464		$291,595		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Derivative Financial Instruments Outstanding as of Period End

OTC Total Return Swaps

Paid by the Fund		Received by the Fund			Termination Date	Notional Amount (000)			Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Reference	Frequency	Counterparty				Value

3-month U.S. Treasury Bill, 4.39%(a)	At Termination	BCOMRAGT	At Termination	Macquarie Bank Ltd.	12/02/24	USD	3,155	$(506,782)	$—	$(506,782)
3-month U.S. Treasury Bill, 4.39%(a)	At Termination	BCOMRINT	At Termination	Goldman Sachs International	01/03/25	USD	630	23,178	—	23,178
3-month U.S. Treasury Bill, 4.39%(a)	At Termination	BCOMRAGT	At Termination	Merrill Lynch International	01/03/25	USD	2,290	(248,177)	—	(248,177)
3-month U.S. Treasury Bill, 4.39%(a)	At Termination	BCOMRAGT	At Termination	Merrill Lynch International	01/17/25	USD	8,407	(659,422)	—	(659,422)
3-month U.S. Treasury Bill, 4.39%(a)	At Termination	BCOMRINT	At Termination	Goldman Sachs International	01/24/25	USD	536	23,105	—	23,105
3-month U.S. Treasury Bill, 4.39%(a)	At Termination	BCOMRENT	At Termination	JPMorgan Chase Bank N.A.	01/24/25	USD	244	(19,040)	—	(19,040)
3-month U.S. Treasury Bill, 4.39%(a)	At Termination	BCOMRAGT	At Termination	Merrill Lynch International	01/24/25	USD	1,363	(147,533)	—	(147,533)
3-month U.S. Treasury Bill, 4.39%(a)	At Termination	BCOMRENT	At Termination	JPMorgan Chase Bank N.A.	01/31/25	USD	312	(22,577)	—	(22,577)
3-month U.S. Treasury Bill, 4.39%(a)	At Termination	BCOMRINT	At Termination	Macquarie Bank Ltd.	01/31/25	USD	5,671	253,655	—	253,655
3-month U.S. Treasury Bill, 4.39%(a)	At Termination	BCOMRLIT	At Termination	Societe Generale SA	01/31/25	USD	242	19,604	—	19,604
3-month U.S. Treasury Bill, 4.39%(a)	At Termination	BCOMRAGT	At Termination	Macquarie Bank Ltd.	02/26/25	USD	13,375	(145,360)	—	(145,360)

6	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Commodity Strategies Fund

OTC Total Return Swaps (continued)

Paid by the Fund		Received by the Fund			Termination Date	Notional Amount (000)			Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Reference	Frequency	Counterparty				Value

3-month U.S. Treasury Bill, 4.39%(a)	At Termination	BCOMRINT	At Termination	Goldman Sachs International	02/28/25	USD	19,118	$(234,642)	$—	$(234,642)
3-month U.S. Treasury Bill, 4.39%(a)	At Termination	BCOMRAGT	At Termination	Merrill Lynch International	03/14/25	USD	9,412	65,242	—	65,242
3-month U.S. Treasury Bill, 4.39%(a)	At Termination	BCOMRLIT	At Termination	Goldman Sachs International	03/21/25	USD	29	1,833	—	1,833
3-month U.S. Treasury Bill, 4.39%(a)	At Termination	BCOMRENT	At Termination	JPMorgan Chase Bank N.A.	03/21/25	USD	145	(3,288)	—	(3,288)
3-month U.S. Treasury Bill, 4.39%(a)	At Termination	BCOMRAGT	At Termination	Macquarie Bank Ltd.	03/21/25	USD	136	(2,700)	—	(2,700)
3-month U.S. Treasury Bill, 4.39%(a)	At Termination	BCOMRINT	At Termination	Macquarie Bank Ltd.	03/21/25	USD	62	(716)	—	(716)
3-month U.S. Treasury Bill, 4.39%(a)	At Termination	BCOMRAGT	At Termination	Merrill Lynch International	04/01/25	USD	15,100	(617,047)	—	(617,047)
3-month U.S. Treasury Bill, 4.39%(a)	At Termination	BCOMRENT	At Termination	Goldman Sachs International	04/03/25	USD	2,641	(174,922)	—	(174,922)
3-month U.S. Treasury Bill, 4.39%(a)	At Termination	BCOMRINT	At Termination	Goldman Sachs International	04/03/25	USD	16,654	(1,050,532)	—	(1,050,532)
3-month U.S. Treasury Bill, 4.39%(a)	At Termination	BCOMRENT	At Termination	Goldman Sachs International	04/30/25	USD	1,962	30,001	—	30,001
3-month U.S. Treasury Bill, 4.39%(a)	At Termination	BCOMRLIT	At Termination	Merrill Lynch International	05/02/25	USD	332	6,786	—	6,786
3-month U.S. Treasury Bill, 4.39%(a)	At Termination	BCOMRLIT	At Termination	Merrill Lynch International	06/10/25	USD	1,095	121,830	—	121,830
3-month U.S. Treasury Bill, 4.39%(a)	At Termination	BCOMRAGT	At Termination	Merrill Lynch International	06/10/25	USD	855	21,731	—	21,731
3-month U.S. Treasury Bill, 4.39%(a)	At Termination	BCOMRINT	At Termination	Macquarie Bank Ltd.	06/30/25	USD	66	(3,849)	—	(3,849)
3-month U.S. Treasury Bill, 4.39%(a)	At Termination	BCOMRINT	At Termination	Goldman Sachs International	07/01/25	USD	5,806	(404,560)	—	(404,560)
3-month U.S. Treasury Bill, 4.39%(a)	At Termination	BCOMRAGT	At Termination	Societe Generale SA	07/01/25	USD	14,753	(599,672)	—	(599,672)
3-month U.S. Treasury Bill, 4.39%(a)	At Termination	BCOMRPRT	At Termination	Societe Generale SA	07/01/25	USD	7,687	(122,444)	—	(122,444)
3-month U.S. Treasury Bill, 4.39%(a)	At Termination	BCOMRENT	At Termination	JPMorgan Chase Bank N.A.	07/21/25	USD	62,821	378,330	—	378,330
3-month U.S. Treasury Bill, 4.39%(a)	At Termination	BCOMRLIT	At Termination	Societe Generale SA	07/21/25	USD	10,286	387,816	—	387,816
3-month U.S. Treasury Bill, 4.39%(a)	At Termination	BCOMRPRT	At Termination	Societe Generale SA	07/21/25	USD	69,173	(3,307,983)	—	(3,307,983)

S C H E D U L E O F I N V E S T M E N T S	7

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Commodity Strategies Fund

OTC Total Return Swaps (continued)

Paid by the Fund		Received by the Fund			Termination Date	Notional Amount (000)			Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Reference	Frequency	Counterparty				Value

3-month U.S. Treasury Bill, 4.39%(a)	At Termination	BCOMRENT	At Termination	Goldman Sachs International	07/31/25	USD	655	$13,348	$—	$13,348
3-month U.S. Treasury Bill, 4.39%(a)	At Termination	BCOMRINT	At Termination	Goldman Sachs International	07/31/25	USD	2,070	(37,475)	—	(37,475)
3-month U.S. Treasury Bill, 4.39%(a)	At Termination	BCOMRAGT	At Termination	Merrill Lynch International	07/31/25	USD	3,239	30,760	—	30,760
3-month U.S. Treasury Bill, 4.39%(a)	At Termination	BCOMRENT	At Termination	JPMorgan Chase Bank N.A.	09/02/25	USD	1,843	(53,185)	—	(53,185)
3-month U.S. Treasury Bill, 4.39%(a)	At Termination	BCOMRLIT	At Termination	Merrill Lynch International	09/03/25	USD	2,037	163,505	—	163,505
3-month U.S. Treasury Bill, 4.39%(a)	At Termination	BCOMRAGT	At Termination	Merrill Lynch International	09/30/25	USD	166	(6,141)	—	(6,141)
3-month U.S. Treasury Bill, 4.39%(a)	At Termination	BCOMRPRT	At Termination	Goldman Sachs International	10/14/25	USD	5,087	(65,379)	—	(65,379)
3-month U.S. Treasury Bill, 4.39%(a)	At Termination	BCOMRENT	At Termination	JPMorgan Chase Bank N.A.	10/14/25	USD	15,464	(874,170)	—	(874,170)
3-month U.S. Treasury Bill, 4.39%(a)	At Termination	BCOMRINT	At Termination	Goldman Sachs International	10/29/25	USD	428	(12,823)	—	(12,823)
3-month U.S. Treasury Bill, 4.39%(a)	At Termination	BCOMRENT	At Termination	Goldman Sachs International	10/29/25	USD	687	21,437	—	21,437
3-month U.S. Treasury Bill, 4.39%(a)	At Termination	BCOMRAGT	At Termination	Merrill Lynch International	10/29/25	USD	573	12,638	—	12,638
3-month U.S. Treasury Bill, 4.39%(a)	At Termination	BCOMRPRT	At Termination	Societe Generale SA	10/29/25	USD	819	(49,789)	—	(49,789)
3-month U.S. Treasury Bill, 4.39%(a)	At Termination	BCOMRLIT	At Termination	Societe Generale SA	10/29/25	USD	120	1,970	—	1,970
3-month U.S. Treasury Bill, 4.39%(a)	At Termination	BCOMRENT	At Termination	JPMorgan Chase Bank N.A.	10/31/25	USD	3,478	72,660	—	72,660
3-month U.S. Treasury Bill, 4.39%(a)	At Termination	BCOMRAGT	At Termination	Merrill Lynch International	10/31/25	USD	9,561	95,778	—	95,778
3-month U.S. Treasury Bill, 4.39%(a)	At Termination	BCOMRLIT	At Termination	Societe Generale SA	10/31/25	USD	1,982	33,471	—	33,471

								$(7,591,530)	$—	$(7,591,530)

(a)	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.

Balances Reported in the Consolidated Statement of Assets and Liabilities for OTC Swaps

	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swaps	$—	$—	$1,778,678	$(9,370,208)

8	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Commodity Strategies Fund

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Swaps — OTC
Unrealized appreciation on OTC swaps;
Swap premiums paid	$1,778,678	$—	$—	$—	$—	$—	$1,778,678

Liabilities — Derivative Financial Instruments
Swaps — OTC
Unrealized depreciation on OTC swaps;
Swap premiums received	$9,370,208	$—	$—	$—	$—	$—	$9,370,208

For the period ended November 30, 2024, the effect of derivative financial instruments in the Consolidated Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Swaps	$(265,149)	$—	$—	$—	$—	$—	$(265,149)

Net Change in Unrealized Appreciation (Depreciation) on:
Swaps	$(10,546,710)	$—	$—	$—	$—	$—	$(10,546,710)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Total return swaps
Average notional amount	$323,862,263

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

Derivative Financial Instruments – Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments
Swaps — OTC(a)	$1,778,678	$9,370,208

Total derivative assets and liabilities in the Consolidated Statement of Assets and Liabilities	$1,778,678	$9,370,208

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	$1,778,678	$9,370,208

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Consolidated Statement of Assets and Liabilities.

S C H E D U L E O F I N V E S T M E N T S	9

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Commodity Strategies Fund

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)

Goldman Sachs International(d)	$112,902	$(112,902)	$—	$—	$—
JPMorgan Chase Bank N.A(d)	450,990	(450,990)	—	—	—
Macquarie Bank Ltd.(d)	253,655	(253,655)	—	—	—
Merrill Lynch International(d)	518,270	(518,270)	—	—	—
Societe Generale SA(d)	442,861	(442,861)	—	—	—

	$1,778,678	$(1,778,678)	$—	$—	$—

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(e)

Goldman Sachs International(d)	$1,980,333	$(112,902)	$—	$(1,630,000)	$237,431
JPMorgan Chase Bank N.A.(d)	972,260	(450,990)	—	(521,270)	—
Macquarie Bank Ltd.(d)	659,407	(253,655)	—	—	405,752
Merrill Lynch International(d)	1,678,320	(518,270)	—	(1,010,000)	150,050
Societe Generale SA(d)	4,079,888	(442,861)	—	(3,637,027)	—

	$9,370,208	$(1,778,678)	$—	$(6,798,297)	$793,233

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Represents derivatives owned by the BlackRock Cayman Commodity Strategies Fund, Ltd., a wholly-owed subsidiary of the Fund. See Note 1 of the Notes to Consolidated Financial Statements.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Broadline Retail	$3,304,974	$—	$—	$3,304,974
Capital Markets	151,333	—	—	151,333
Chemicals	5,250,051	4,753,939	—	10,003,990
Commercial Services & Supplies	2,546,033	—	—	2,546,033
Consumer Staples Distribution & Retail	9,184,311	—	—	9,184,311
Containers & Packaging	20,978,191	1,726,218	—	22,704,409
Energy Equipment & Services	3,787,008	2,303,741	—	6,090,749
Food Products	3,898,996	6,616,251	—	10,515,247
Ground Transportation	3,500,299	—	—	3,500,299
Hotels, Restaurants & Leisure	—	5,714,952	—	5,714,952
Machinery	4,511,125	2,893,816	—	7,404,941
Metals & Mining	89,541,871	34,214,524	4	123,756,399
Oil, Gas & Consumable Fuels	67,828,397	17,904,795	67	85,733,259
Personal Care Products	1,932,362	—	—	1,932,362
Pharmaceuticals	6,799,960	2,899,587	—	9,699,547
Professional Services	—	4,306,919	—	4,306,919
Trading Companies & Distributors	—	1,804,206	—	1,804,206

10	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Commodity Strategies Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Rights	$—	$4,254	$—	$4,254
Warrants
Capital Markets	—	50	—	50
Metals & Mining	26,655	—	—	26,655
Short-Term Securities
Money Market Funds	15,338,464	—	—	15,338,464
U.S. Treasury Obligations	—	309,685,005	—	309,685,005

	$238,580,030	$394,828,257	$71	$633,408,358

Derivative Financial Instruments(a)
Assets
Commodity Contracts	$—	$1,778,678	$—	$1,778,678
Liabilities
Commodity Contracts	—	(9,370,208)	—	(9,370,208)

	$—	$(7,591,530)	$—	$(7,591,530)

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to consolidated financial statements.

S C H E D U L E O F I N V E S T M E N T S	11

Consolidated Statement of Assets and Liabilities (unaudited)

November 30, 2024

BlackRock Commodity Strategies Fund

ASSETS
Investments, at value — unaffiliated(a)(b)	$618,069,894
Investments, at value — affiliated(c)	15,338,464
Cash	8,776,625
Cash pledged:
Collateral — OTC derivatives	7,840,000
Foreign currency, at value(d)	21,841
Receivables:
Investments sold	308,730,890
Securities lending income — affiliated	21,091
Swaps	45,723
Capital shares sold	664,446
Dividends — unaffiliated	672,628
Dividends — affiliated	41,494
From the Manager	18,854
Unrealized appreciation on OTC swaps	1,778,678
Prepaid expenses	56,195

Total assets	962,076,823

LIABILITIES
Cash received:
Collateral — OTC derivatives	290,000
Collateral on securities loaned	7,595,256
Payables:
Investments purchased	310,074,960
Administration fees	21,962
Capital shares redeemed	692,314
Deferred foreign capital gain tax	20,220
Investment advisory fees	292,408
Trustees’ and Officer’s fees	2,495
Other accrued expenses	376,314
Other affiliate fees	2,418
Professional fees	9,696
Service and distribution fees	29,703
Unrealized depreciation on OTC swaps	9,370,208

Total liabilities	328,777,954

Commitments and contingent liabilities

NET ASSETS	$633,298,869

NET ASSETS CONSIST OF:
Paid-in capital	$775,224,180
Accumulated loss	(141,925,311)

NET ASSETS	$633,298,869

(a) Investments, at cost — unaffiliated	$543,988,813
(b) Securities loaned, at value	$7,210,902
(c) Investments, at cost — affiliated	$15,337,810
(d) Foreign currency, at cost	$22,510

12	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Statement of Assets and Liabilities (unaudited) (continued)

November 30, 2024

BlackRock Commodity Strategies Fund

NET ASSET VALUE
Institutional
Net assets	$427,196,538

Shares outstanding	48,786,426

Net asset value	$8.76

Shares authorized	Unlimited

Par value	$0.001

Investor A
Net assets	$83,943,084

Shares outstanding	9,690,707

Net asset value	$8.66

Shares authorized	Unlimited

Par value	$0.001

Investor C
Net assets	$14,933,706

Shares outstanding	1,815,006

Net asset value	$8.23

Shares authorized	Unlimited

Par value	$0.001

Class K
Net assets	$107,225,541

Shares outstanding	12,236,071

Net asset value	$8.76

Shares authorized	Unlimited

Par value	$0.001

See notes to consolidated financial statements.

C O N S O L I D A T E D S T A T E M E N T O F A S S E T S A N D L I A B I L I T I E S	13

Consolidated Statement of Operations (unaudited)

Six Months Ended November 30, 2024

BlackRock Commodity Strategies Fund

INVESTMENT INCOME
Dividends — unaffiliated	$3,728,686
Dividends — affiliated	196,130
Interest — unaffiliated	7,766,725
Securities lending income — affiliated — net	95,465
Foreign taxes withheld	(189,053)
Foreign withholding tax claims	126,406

Total investment income	11,724,359

EXPENSES
Investment advisory	2,016,178
Transfer agent — class specific	277,660
Service and distribution — class specific	186,769
Administration	136,343
Professional	81,542
Administration — class specific	65,074
Registration	43,763
Accounting services	36,017
Custodian	32,878
Printing and postage	22,795
Trustees and Officer	5,501
Miscellaneous	21,328

Total expenses excluding interest expense	2,925,848
Interest expense	1,454

Total expenses	2,927,302

Less:
Administration fees waived by the Manager — class specific	(65,074)
Fees waived and/or reimbursed by the Manager	(204,864)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(141,249)

Total expenses after fees waived and/or reimbursed	2,516,115

Net investment income	9,208,244

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	21,796,366
Investments — affiliated	164
Foreign currency transactions	(61,452)
Swaps	(265,149)

$21,469,929

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(b)	(19,259,325)
Investments — affiliated	763
Foreign currency translations	1,686
Swaps	(10,546,710)

(29,803,586)

Net realized and unrealized loss	(8,333,657)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$874,587

(a) Net of foreign capital gain tax of	$(2,180)
(b) Net of decrease in deferred foreign capital gain tax of	1,968

See notes to consolidated financial statements.

14	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Statements of Changes in Net Assets

	BlackRock Commodity Strategies Fund

	Six Months Ended 11/30/24 (unaudited)	Year Ended 05/31/24

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$9,208,244	$28,148,890
Net realized gain (loss)	21,469,929	(42,586,702)
Net change in unrealized appreciation (depreciation)	(29,803,586)	112,403,648

Net increase in net assets resulting from operations	874,587	97,965,836

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(6,512,859)	(63,779,042)
Investor A	(1,216,689)	(9,950,222)
Investor C	(175,145)	(2,042,128)
Class K	(1,563,271)	(11,873,753)

Decrease in net assets resulting from distributions to shareholders	(9,467,964)	(87,645,145)

CAPITAL SHARE TRANSACTIONS

Net decrease in net assets derived from capital share transactions	(38,186,499)	(456,087,656)

NET ASSETS
Total decrease in net assets	(46,779,876)	(445,766,965)
Beginning of period	680,078,745	1,125,845,710

End of period	$633,298,869	$680,078,745

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to consolidated financial statements.

C O N S O L I D A T E D S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S	15

Consolidated Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Commodity Strategies Fund

	Institutional

	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22		Year Ended 05/31/21	Period from 08/01/19 to 05/31/20		Year Ended 07/31/19

Net asset value, beginning of period	$8.86		$8.62	$11.33	$9.22		$6.33	$7.18		$7.82

Net investment income(a)	0.13		0.28	0.22	0.09		0.07	0.09		0.14	(b)
Net realized and unrealized gain (loss)	(0.10)		0.73	(2.08)	2.27		2.88	(0.79)		(0.64)

Net increase (decrease) from investment operations	0.03		1.01	(1.86)	2.36		2.95	(0.70)		(0.50)

Distributions from net investment income(c)	(0.13)		(0.77)	(0.85)	(0.25)		(0.06)	(0.15)		(0.14)

Net asset value, end of period	$8.76		$8.86	$8.62	$11.33		$9.22	$6.33		$7.18

Total Return(d)
Based on net asset value	0.32	%(e)	12.30%	(16.46)%	26.31%		46.93%	(9.96	)%(e)	(6.34)%

Ratios to Average Net Assets(f)
Total expenses	0.85	%(g)	0.87%	0.83%	0.82%		0.90%	1.04	%(g)	1.01%

Total expenses after fees waived and/or reimbursed	0.72	%(g)	0.72%	0.72%	0.72%		0.72%	0.72	%(g)	0.72%

Net investment income	2.88	%(g)	3.35%	2.37%	0.95%		0.90%	1.61	%(g)	1.90	%(b)

Supplemental Data
Net assets, end of period (000)	$427,197		$463,551	$837,334	$2,061,348		$862,528	$104,275		$145,239

Portfolio turnover rate	37%		53%	78%	91	%(h)	58%	72%		76%

(a)	Based on average shares outstanding.
(b)	Net investment income per share and the ratio of net investment income to average net assets includes $0.01 per share and 0.13%, respectively, resulting from a special dividend.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to consolidated financial statements.

16	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Commodity Strategies Fund (continued)

	Investor A

	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22		Year Ended 05/31/21	Period from 08/01/19 to 05/31/20		Year Ended 07/31/19

Net asset value, beginning of period	$8.77		$8.53	$11.23	$9.14		$6.28	$7.12		$7.74

Net investment income(a)	0.11		0.26	0.20	0.07		0.05	0.08		0.12	(b)
Net realized and unrealized gain (loss)	(0.10)		0.73	(2.07)	2.25		2.86	(0.79)		(0.63)

Net increase (decrease) from investment operations	0.01		0.99	(1.87)	2.32		2.91	(0.71)		(0.51)

Distributions from net investment income(c)	(0.12)		(0.75)	(0.83)	(0.23)		(0.05)	(0.13)		(0.11)

Net asset value, end of period	$8.66		$8.77	$8.53	$11.23		$9.14	$6.28		$7.12

Total Return(d)
Based on net asset value	0.10	%(e)	12.12%	(16.76)%	26.06%		46.53%	(10.18	)%(e)	(6.50)%

Ratios to Average Net Assets(f)
Total expenses	1.13	%(g)	1.12%	1.07%	1.13%		1.18%	1.40	%(g)	1.38%

Total expenses after fees waived and/or reimbursed	0.97	%(g)	0.97%	0.97%	0.97%		0.97%	0.97	%(g)	0.97%

Net investment income	2.63	%(g)	3.10%	2.15%	0.68%		0.62%	1.38	%(g)	1.68	%(b)

Supplemental Data
Net assets, end of period (000)	$83,943		$92,118	$120,674	$236,887		$127,923	$23,628		$33,853

Portfolio turnover rate	37%		53%	78%	91	%(h)	58%	72%		76%

(a)	Based on average shares outstanding.
(b)	Net investment income per share and the ratio of net investment income to average net assets includes $0.01 per share and 0.13%, respectively, resulting from a special dividend.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to consolidated financial statements.

C O N S O L I D A T E D F I N A N C I A L H I G H L I G H T S	17

Consolidated Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Commodity Strategies Fund (continued)

	Investor C

	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22		Year Ended 05/31/21		Period from 08/01/19 to 05/31/20		Year Ended 07/31/19

Net asset value, beginning of period	$8.34		$8.13	$10.75	$8.78		$6.04		$6.84		$7.45

Net investment income (loss)(a)	0.08		0.19	0.13	(0.00	)(b)	(0.01)		0.03		0.06	(c)
Net realized and unrealized gain (loss)		(0.10)	0.69	(1.98)	2.15		2.75		(0.76)		(0.60)

Net increase (decrease) from investment operations		(0.02)	0.88	(1.85)	2.15		2.74		(0.73)		(0.54)

Distributions from net investment income(d)		(0.09)	(0.67)	(0.77)	(0.18)		(0.00	)(b)	(0.07)		(0.07)

Net asset value, end of period	$8.23		$8.34	$8.13	$10.75		$8.78		$6.04		$6.84

Total Return(e)
Based on net asset value	(0.23	)%(f)	11.29%	(17.34)%	25.06%		45.48%		(10.80	)%(f)	(7.19)%

Ratios to Average Net Assets(g)
Total expenses	1.87	%(h)	1.86%	1.80%	1.81%		1.96%		2.07	%(h)	2.11%

Total expenses after fees waived and/or reimbursed	1.72	%(h)	1.72%	1.72%	1.72%		1.72%		1.72	%(h)	1.72%

Net investment income (loss)	1.89	%(h)	2.34%	1.49%	(0.04)%		(0.15)%		0.63	%(h)	0.92	%(c)

Supplemental Data
Net assets, end of period (000)	$14,934		$16,586	$29,758	$42,138		$16,246		$4,255		$5,832

Portfolio turnover rate		37%	53%	78%	91	%(i)	58%		72%		76%

(a)	Based on average shares outstanding.
(b)	Amount is greater than $(0.005) per share.
(c)	Net investment income per share and the ratio of net investment income to average net assets includes $0.01 per share and 0.13%, respectively, resulting from a special dividend.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to consolidated financial statements.

18	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Commodity Strategies Fund (continued)

	Class K

	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22		Year Ended 05/31/21	Period from 08/01/19 to 05/31/20		Year Ended 07/31/19

Net asset value, beginning of period	$8.87		$8.62	$11.34	$9.22		$6.34	$7.19		$7.83

Net investment income(a)	0.13		0.29	0.23	0.10		0.06	0.09		0.14	(b)
Net realized and unrealized gain (loss)	(0.11)		0.74	(2.09)	2.27		2.89	(0.79)		(0.63)

Net increase (decrease) from investment operations	0.02		1.03	(1.86)	2.37		2.95	(0.70)		(0.49)

Distributions from net investment income(c)	(0.13)		(0.78)	(0.86)	(0.25)		(0.07)	(0.15)		(0.15)

Net asset value, end of period	$8.76		$8.87	$8.62	$11.34		$9.22	$6.34		$7.19

Total Return(d)
Based on net asset value	0.23	%(e)	12.49%	(16.48)%	26.47%		46.76%	(9.90	)%(e)	(6.28)%

Ratios to Average Net Assets(f)
Total expenses	0.76	%(g)	0.77%	0.72%	0.72%		0.80%	0.95	%(g)	0.96%

Total expenses after fees waived and/or reimbursed	0.67	%(g)	0.67%	0.67%	0.67%		0.67%	0.67	%(g)	0.67%

Net investment income	2.92	%(g)	3.40%	2.42%	1.02%		0.76%	1.60	%(g)	1.97	%(b)

Supplemental Data
Net assets, end of period (000)	$107,226		$107,825	$138,079	$312,639		$197,360	$25,283		$22,520

Portfolio turnover rate	37%		53%	78%	91	%(h)	58%	72%		76%

(a)	Based on average shares outstanding.
(b)	Net investment income per share and the ratio of net investment income to average net assets includes $0.01 per share and 0.13%, respectively, resulting from a special dividend.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to consolidated financial statements.

C O N S O L I D A T E D F I N A N C I A L H I G H L I G H T S	19

Notes to Consolidated Financial Statements (unaudited)

1.	ORGANIZATION

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. BlackRock Commodity Strategies Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional and Class K Shares	No	No		None
Investor A Shares	Yes	No	(a)	None
Investor C Shares	No	Yes	(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.

Basis of Consolidation: The accompanying consolidated financial statements of the Fund include the accounts of BlackRock Cayman Commodity Strategies Fund, Ltd. (the “Cayman Subsidiary”), which is a wholly-owned subsidiary of the Fund and primarily invests in commodity-related instruments and other derivatives. The Cayman Subsidiary enables the Fund to hold these commodity-related instruments and satisfy regulated investment company tax requirements. The Fund may invest up to 25% of its total assets in the Cayman Subsidiary. The net assets of the Cayman Subsidiary as of period end were $4,150, which is less than 0.1% of the Fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Cayman Subsidiary is subject to the same investment policies and restrictions that apply to the Fund, except that the Cayman Subsidiary may invest without limitation in commodity-related instruments.

2.	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Consolidated Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Consolidated Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of November 30, 2024, if any, are disclosed in the Consolidated Statement of Assets and Liabilities.

20	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Consolidated Financial Statements (unaudited) (continued)

Consistent with U.S. GAAP accrual requirements for uncertain tax positions, the Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.

The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Consolidated Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Consolidated Statement of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Net income and realized gains from investments held by the Cayman Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Cayman Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Fund has an arrangement with its custodian whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the Consolidated Statement of Operations.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the consolidated financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).

•

Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.

N O T E S T O C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	21

Notes to Consolidated Financial Statements (unaudited) (continued)

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:

(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers

(ii) recapitalizations and other transactions across the capital structure

(iii) market or relevant indices multiples of comparable issuers

(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks

(v) quoted prices for similar investments or assets in active markets

(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates

(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics

(viii) relevant market news and other public sources.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

•

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

22	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Consolidated Financial Statements (unaudited) (continued)

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Consolidated Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Consolidated Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Consolidated Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Fund’s securities on loan by counterparty which are subject to offset under an MSLA:

			Non-Cash
	Securities	Cash	Collateral Received,		Net
Counterparty	Loaned at Value	Collateral Received (a)	at Fair Value	(a)	Amount

Barclays Capital, Inc.	$12,208	$(12,208)	$—		$—
BofA Securities, Inc.	1,730,137	(1,730,137)	—		—
Citigroup Global Markets, Inc.	1,991,925	(1,991,925)	—		—
J.P. Morgan Securities LLC	2,167,548	(2,167,548)	—		—
Morgan Stanley	699,297	(699,297)	—		—
SG Americas Securities LLC	609,787	(609,787)	—		—

	$7,210,902	$(7,210,902)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Consolidated Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Consolidated Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Consolidated Statement of Assets and Liabilities. Payments received or paid are recorded in the Consolidated Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

N O T E S T O C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	23

Notes to Consolidated Financial Statements (unaudited) (continued)

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Consolidated Statement of Operations, including those at termination.

•

Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Consolidated Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Consolidated Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Consolidated Statement of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:

Average Daily Net Assets	Investment Advisory Fees

First $1 billion	0.62%
$1 billion - $3 billion	0.58
$3 billion - $5 billion	0.56
$5 billion - $10 billion	0.54
Greater than $10 billion	0.53

24	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Consolidated Financial Statements (unaudited) (continued)

The Manager provides investment management and other services to the Cayman Subsidiary. The Manager does not receive separate compensation from the Cayman Subsidiary for providing investment management or administrative services. However, the Fund pays the Manager based on the Fund’s net assets, which includes the assets of the Cayman Subsidiary.

With respect to the Fund, the Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.

Service and Distribution Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

Share Class	Service Fees	Distribution Fees

Investor A	0.25%	N/A
Investor C	0.25	0.75%

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended November 30, 2024, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

	Investor A	Investor C	Total

Service and distribution — class specific	$108,905	$77,864	$186,769

Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Consolidated Statement of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fees

First $500 million	0.0425%
$500 million - $1 billion	0.0400
$1 billion - $2 billion	0.0375
$2 billion - $4 billion	0.0350
$4 billion - $13 billion	0.0325
Greater than $13 billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Consolidated Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the six months ended November 30, 2024, the Fund paid the following to the Manager in return for these services, which are included in administration—class specific in the Consolidated Statement of Operations:

	Institutional	Investor A	Investor C	Class K	Total

Administration — class specific	$44,157	$8,736	$1,561	$10,620	$65,074

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended November 30, 2024, the Fund did not pay any amounts to affiliates in return for these services.

The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended November 30, 2024, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Consolidated Statement of Operations:

	Institutional	Investor A	Investor C	Class K	Total

Reimbursed amounts	$3	$2,235	$436	$99	$2,773

For the six months ended November 30, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:

	Institutional	Investor A	Investor C	Class K	Total

Transfer agent — class specific	$214,353	$53,784	$8,998	$525	$277,660

Other Fees: For the six months ended November 30, 2024, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares for a total of $2,396.

N O T E S T O C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	25

Notes to Consolidated Financial Statements (unaudited) (continued)

For the six months ended November 30, 2024, affiliates received CDSCs of $151 for Investor C Shares.

Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For the six months ended November 30, 2024, the amount waived was $2,950.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended November 30, 2024, there were no fees waived by the Manager pursuant to this arrangement.

The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Institutional	Investor A	Investor C	Class K

0.72%	0.97%	1.72%	0.67%

The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended November 30, 2024, the Manager waived and/or reimbursed investment advisory fees of $201,914, which is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations.

In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Consolidated Statement of Operations. For the six months ended November 30, 2024, class specific expense waivers and/or reimbursements were as follows:

	Institutional	Investor A	Investor C	Class K	Total

Administration fees waived by the Manager — class specific	$44,157	$8,736	$1,561	$10,620	$65,074
Transfer agent fees waived and/or reimbursed by the Manager — class specific	104,026	31,725	4,973	525	141,249

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Consolidated Statement of Operations. For the six months ended November 30, 2024, the Fund paid BIM $20,956 for securities lending agent services.

26	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Consolidated Financial Statements (unaudited) (continued)

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended November 30, 2024, the Fund did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Consolidated Statement of Operations.

7.	PURCHASES AND SALES

For the six months ended November 30, 2024, purchases and sales of investments, excluding short-term securities, were $117,135,811 and $148,532,241, respectively.

8.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of November 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s consolidated financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund’s NAV.

As of May 31, 2024, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $220,568,302.

As of November 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

BlackRock Commodity Strategies Fund	$577,833,015	$71,628,413	$(23,644,600)	$47,983,813

9.	BANK BORROWINGS

The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended November 30, 2024, the Fund did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

N O T E S T O C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	27

Notes to Consolidated Financial Statements (unaudited) (continued)

The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.

Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Consolidated Statement of Assets and Liabilities, less any collateral held by the Fund.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Consolidated Schedule of Investments.

The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. The Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.

The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

28	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Consolidated Financial Statements (unaudited) (continued)

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 11/30/24		Year Ended 05/31/24

Share Class	Shares	Amount	Shares	Amount

Institutional

Shares sold	5,483,364	$47,671,321	16,238,591	$137,317,730

Shares issued in reinvestment of distributions	734,417	6,367,394	7,095,202	60,484,375

Shares redeemed	(9,742,932)	(84,526,632)	(68,198,567)	(578,220,648)

	(3,525,151)	$(30,487,917)	(44,864,774)	$(380,418,543)

Investor A

Shares sold and automatic conversion of shares	563,044	$4,847,791	1,577,748	$13,256,153

Shares issued in reinvestment of distributions	139,627	1,199,393	1,156,635	9,757,319

Shares redeemed	(1,517,074)	(13,020,566)	(6,373,307)	(53,134,580)

	(814,403)	$(6,973,382)	(3,638,924)	$(30,121,108)

Investor C

Shares sold	49,128	$397,397	162,325	$1,312,561

Shares issued in reinvestment of distributions	21,350	174,642	252,922	2,040,080

Shares redeemed and automatic conversion of shares	(244,482)	(1,988,292)	(2,085,435)	(16,739,947)

	(174,004)	$(1,416,253)	(1,670,188)	$(13,387,306)

Class K

Shares sold	1,794,304	$15,609,499	4,418,921	$37,807,441

Shares issued in reinvestment of distributions	179,914	1,561,648	1,393,260	11,870,505

Shares redeemed	(1,897,746)	(16,480,094)	(9,665,648)	(81,838,645)

	76,472	$691,053	(3,853,467)	$(32,160,699)

	(4,437,086)	$(38,186,499)	(54,027,353)	$(456,087,656)

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	29

Additional Information

Changes in and Disagreements with Accountants

Not applicable.

Proxy Results

Not applicable.

Remuneration Paid to Trustees, Officers, and Others

Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Fund.

General Information

Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1. Access the BlackRock website at blackrock.com

2. Select “Access Your Account”

3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

30	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Additional Information (continued)

Fund and Service Providers

Investment Adviser and Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Adviser

BlackRock International Limited

Edinburgh, EH3 8BL

United Kingdom

Accounting Agent and Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Custodian

The Bank of New York Mellon

New York, NY 10286

Distributor

BlackRock Investments, LLC

New York, NY 10001

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02110.

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Trust

100 Bellevue Parkway

Wilmington, DE 19809

A D D I T I O N A L I N F O R M A T I O N	31

Glossary of Terms Used in this Report

Currency Abbreviation

CAD	Canadian Dollar

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

BCOMRAGT	Bloomberg Roll Select Agriculture Subindex Total ReturnSM

BCOMRENT	Bloomberg Roll Select Energy Subindex Total ReturnSM

BCOMRINT	Bloomberg Roll Select Industrial Metals Subindex Total ReturnSM

BCOMRLIT	Bloomberg Roll Select Livestock Subindex Total ReturnSM

BCOMRPRT	Bloomberg Roll Select Precious Metals Subindex Total ReturnSM

CVR	Contingent Value Rights

OTC	Over-the-Counter

32	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

NOVEMBER 30, 2024

2024 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock FundsSM

•	BlackRock SMID-Cap Growth Equity Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2

Schedule of Investments (unaudited) November 30, 2024	BlackRock SMID-Cap Growth Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 6.9%
Axon Enterprise, Inc.(a)	579	$374,590
HEICO Corp.	742	202,841
Loar Holdings, Inc.(a)	2,219	204,325

		781,756

Air Freight & Logistics — 0.5%
GXO Logistics, Inc.(a)	952	57,910

Automobile Components — 0.5%
Fox Factory Holding Corp.(a)	1,929	62,654

Biotechnology — 1.2%
Halozyme Therapeutics, Inc.(a)	1,267	61,069
Natera, Inc.(a)	475	79,696

		140,765

Broadline Retail — 0.1%
Etsy, Inc.(a)	142	7,790

Building Products — 1.7%
AZEK Co., Inc. (The), Class A(a)	3,722	197,713

Capital Markets — 7.3%
Carlyle Group, Inc. (The)	684	36,409
MarketAxess Holdings, Inc.	71	18,367
Morningstar, Inc.	632	223,823
TPG, Inc., Class A	4,218	295,091
Tradeweb Markets, Inc., Class A	1,920	260,160

		833,850

Commercial Services & Supplies — 2.1%
Casella Waste Systems, Inc., Class A(a)	1,571	177,853
GFL Environmental, Inc.	1,187	55,908

		233,761

Construction & Engineering — 3.8%
Comfort Systems U.S.A., Inc.	745	367,486
WillScot Holdings Corp., Class A(a)	1,632	62,408

		429,894

Distributors — 0.3%
Pool Corp.	94	35,446

Diversified Consumer Services — 3.7%
Bright Horizons Family Solutions, Inc.(a)	1,278	147,775
Duolingo, Inc., Class A(a)	613	213,490
European Wax Center, Inc., Class A(a)	1,803	10,836
Mister Car Wash, Inc.(a)	6,742	53,936

		426,037

Electrical Equipment — 2.7%
Vertiv Holdings Co., Class A	2,370	302,412

Electronic Equipment, Instruments & Components — 1.2%
Coherent Corp.(a)	1,318	132,011

Entertainment — 4.1%
Liberty Media Corp. - Liberty Formula One, Class C, NVS(a)	2,491	220,105
Live Nation Entertainment, Inc.(a)	1,799	248,711

		468,816

Financial Services — 1.0%
Affirm Holdings, Inc., Class A(a)	1,382	96,754
Jack Henry & Associates, Inc.	95	16,737

		113,491

Food Products — 1.3%
Freshpet, Inc.(a)	947	144,938

Security	Shares	Value

Ground Transportation — 2.7%
Saia, Inc.(a)(b)	544	$309,579

Health Care Equipment & Supplies — 3.7%
Align Technology, Inc.(a)	742	172,715
Inmode Ltd.(a)	233	4,551
Inspire Medical Systems, Inc.(a)	125	24,095
Masimo Corp.(a)	1,278	220,506
Teleflex, Inc.	29	5,593

		427,460

Health Care Providers & Services — 0.6%
Surgery Partners, Inc.(a)	2,948	70,280

Health Care Technology — 0.2%
Phreesia, Inc.(a)	883	18,569

Hotels, Restaurants & Leisure — 6.3%
Churchill Downs, Inc.	1,574	223,681
DraftKings, Inc., Class A(a)(b)	5,155	225,016
Planet Fitness, Inc., Class A(a)	2,252	224,186
Vail Resorts, Inc.	232	41,584

		714,467

Industrial REITs — 0.2%
Rexford Industrial Realty, Inc.	561	23,607

Interactive Media & Services — 2.2%
Match Group, Inc.(a)	432	14,144
Pinterest, Inc., Class A(a)	2,683	81,348
Reddit, Inc., Class A(a)	1,088	153,071

		248,563

IT Services — 2.6%
DigitalOcean Holdings, Inc.(a)	588	22,391
Globant SA(a)	592	134,834
MongoDB, Inc., Class A(a)	418	134,801

		292,026

Life Sciences Tools & Services — 3.7%
Bio-Techne Corp.	740	55,767
Medpace Holdings, Inc.(a)	291	99,123
Repligen Corp.(a)	949	142,863
West Pharmaceutical Services, Inc.	377	122,781

		420,534

Machinery — 3.4%
AutoStore Holdings Ltd.(a)(c)	58,757	66,326
Energy Recovery, Inc.(a)	4,101	63,812
Graco, Inc.	1,678	152,832
IDEX Corp.	451	104,014

		386,984

Oil, Gas & Consumable Fuels — 3.6%
Northern Oil & Gas, Inc.	1,329	57,798
Permian Resources Corp., Class A	5,475	85,739
Texas Pacific Land Corp.	166	265,615

		409,152

Pharmaceuticals — 1.7%
Galderma Group AG(a)	1,880	192,599

Professional Services — 1.7%
Booz Allen Hamilton Holding Corp., Class A	1,135	168,184
Paylocity Holding Corp.(a)	149	30,924

		199,108

Semiconductors & Semiconductor Equipment — 8.0%
ASM International NV	331	178,136
Astera Labs, Inc.(a)	1,273	131,437
BE Semiconductor Industries NV	1,235	146,842

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock SMID-Cap Growth Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Credo Technology Group Holding Ltd.(a)	2,927	$143,306
Entegris, Inc.	1,955	206,507
Lattice Semiconductor Corp.(a)	377	21,395
Monolithic Power Systems, Inc.	150	85,146

		912,769

Software — 11.8%
ANSYS, Inc.(a)	296	103,926
Aspen Technology, Inc.(a)	215	53,750
Bentley Systems, Inc., Class B	4,159	205,871
Confluent, Inc., Class A(a)	6,347	195,742
CyberArk Software Ltd.(a)	332	107,405
Guidewire Software, Inc.(a)	732	148,515
JFrog Ltd.(a)	1,776	55,322
Manhattan Associates, Inc.(a)	665	189,818
Monday.com Ltd.(a)	243	69,342
PTC, Inc.(a)	399	79,824
QXO, Inc.	6,828	113,618
Zscaler, Inc.(a)	124	25,617

		1,348,750

Specialty Retail — 2.8%
Carvana Co., Class A(a)	699	182,034
Floor & Decor Holdings, Inc., Class A(a)	1,217	136,559

		318,593

Technology Hardware, Storage & Peripherals — 1.3%
Pure Storage, Inc., Class A(a)	2,824	149,644

Textiles, Apparel & Luxury Goods — 2.8%
Brunello Cucinelli SpA	1,529	151,450
On Holding AG, Class A(a)(b)	2,868	167,291

		318,741

Security	Shares	Value

Trading Companies & Distributors — 2.3%
Core & Main, Inc., Class A(a)	1,896	$92,051
FTAI Aviation Ltd.	545	92,007
SiteOne Landscape Supply, Inc.(a)	543	83,214

		267,272

Total Long-Term Investments — 100.0% (Cost: $8,991,244)		11,397,941

Short-Term Securities

Money Market Funds — 6.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(d)(e)(f)	677,801	678,140
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.53%(d)(e)	11,423	11,423

Total Short-Term Securities — 6.1% (Cost: $689,630)		689,563

Total Investments — 106.1% (Cost: $9,680,874)		12,087,504

Liabilities in Excess of Other Assets — (6.1)%		(691,976)

Net Assets — 100.0%		$11,395,528

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/24	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$451,119	$227,008	(a)	$—		$70	$(57)	$678,140	677,801	$372	(b)	$—
BlackRock Liquidity Funds, T-Fund, Institutional Shares	111,395	—		(99,972	)(a)	—	—	11,423	11,423	794		—

						$70	$(57)	$689,563		$1,166		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

4	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock SMID-Cap Growth Equity Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$781,756	$—	$—	$781,756
Air Freight & Logistics	57,910	—	—	57,910
Automobile Components	62,654	—	—	62,654
Biotechnology	140,765	—	—	140,765
Broadline Retail	7,790	—	—	7,790
Building Products	197,713	—	—	197,713
Capital Markets	833,850	—	—	833,850
Commercial Services & Supplies	233,761	—	—	233,761
Construction & Engineering	429,894	—	—	429,894
Distributors	35,446	—	—	35,446
Diversified Consumer Services	426,037	—	—	426,037
Electrical Equipment	302,412	—	—	302,412
Electronic Equipment, Instruments & Components	132,011	—	—	132,011
Entertainment	468,816	—	—	468,816
Financial Services	113,491	—	—	113,491
Food Products	144,938	—	—	144,938
Ground Transportation	309,579	—	—	309,579
Health Care Equipment & Supplies	427,460	—	—	427,460
Health Care Providers & Services	70,280	—	—	70,280
Health Care Technology	18,569	—	—	18,569
Hotels, Restaurants & Leisure	714,467	—	—	714,467
Industrial REITs	23,607	—	—	23,607
Interactive Media & Services	248,563	—	—	248,563
IT Services	292,026	—	—	292,026
Life Sciences Tools & Services	420,534	—	—	420,534
Machinery	320,658	66,326	—	386,984
Oil, Gas & Consumable Fuels	409,152	—	—	409,152
Pharmaceuticals	192,599	—	—	192,599
Professional Services	199,108	—	—	199,108
Semiconductors & Semiconductor Equipment	587,791	324,978	—	912,769
Software	1,348,750	—	—	1,348,750
Specialty Retail	318,593	—	—	318,593
Technology Hardware, Storage & Peripherals	149,644	—	—	149,644
Textiles, Apparel & Luxury Goods	167,291	151,450	—	318,741
Trading Companies & Distributors	267,272	—	—	267,272
Short-Term Securities
Money Market Funds	689,563	—	—	689,563

	$11,544,750	$542,754	$—	$12,087,504

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	5

Statement of Assets and Liabilities (unaudited)

November 30, 2024

BlackRock SMID-Cap Growth Equity Fund

ASSETS
Investments, at value — unaffiliated(a)(b)	$11,397,941
Investments, at value — affiliated(c)	689,563
Receivables:
Securities lending income — affiliated	105
Capital shares sold	45
Dividends — unaffiliated	2,364
Dividends — affiliated	57
From the Manager	1,979

Total assets	12,092,054

LIABILITIES
Collateral on securities loaned	678,300
Payables:
Administration fees	499
Investment advisory fees	6,294
Trustees’ and Officer’s fees	1,266
Professional fees	10,059
Service fees	108

Total liabilities	696,526

Commitments and contingent liabilities

NET ASSETS	$11,395,528

NET ASSETS CONSIST OF:
Paid-in capital	$15,343,578
Accumulated loss	(3,948,050)

NET ASSETS	$11,395,528

(a) Investments, at cost — unaffiliated	$8,991,244
(b) Securities loaned, at value	$670,479
(c) Investments, at cost — affiliated	$689,630

6	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statement of Assets and Liabilities (unaudited) (continued)

November 30, 2024

BlackRock SMID-Cap Growth Equity Fund

NET ASSET VALUE

Institutional

Net assets	$75,530

Shares outstanding	5,207

Net asset value	$14.51

Shares authorized	Unlimited

Par value	$0.001

Investor A

Net assets	$545,903

Shares outstanding	37,953

Net asset value	$14.38

Shares authorized	Unlimited

Par value	$0.001

Class K

Net assets	$10,774,095

Shares outstanding	740,114

Net asset value	$14.56

Shares authorized	Unlimited

Par value	$0.001

See notes to financial statements.

S T A T E M E N T O F A S S E T S A N D L I A B I L I T I E S	7

Statement of Operations (unaudited)

Six Months Ended November 30, 2024

BlackRock SMID-Cap Growth Equity Fund

INVESTMENT INCOME

Dividends — unaffiliated	$19,049

Dividends — affiliated	794

Securities lending income — affiliated — net	372

Foreign taxes withheld	(5)

Total investment income	20,210

EXPENSES

Investment advisory	35,606

Professional	9,310

Trustees and Officer	3,191

Administration — class specific	2,815

Service — class specific	597

Miscellaneous	58

Total expenses excluding interest expense	51,577

Interest expense	38

Total expenses	51,615

Less:

Fees waived and/or reimbursed by the Manager	(12,513)

Total expenses after fees waived and/or reimbursed	39,102

Net investment loss	(18,892)

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) from:

Investments — unaffiliated	(211,644)

Investments — affiliated	70

Foreign currency transactions	32

$(211,542)

Net change in unrealized appreciation (depreciation) on:

Investments — unaffiliated	1,722,488

Investments — affiliated	(57)

1,722,431

Net realized and unrealized gain	1,510,889

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,491,997

See notes to financial statements.

8	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Changes in Net Assets

	BlackRock SMID-Cap Growth Equity Fund
	Six Months Ended 11/30/24 (unaudited)	Year Ended 05/31/24

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment loss	$(18,892)	$(27,880)
Net realized loss	(211,542)	(581,925)
Net change in unrealized appreciation (depreciation)	1,722,431	1,596,390

Net increase in net assets resulting from operations	1,491,997	986,585

CAPITAL SHARE TRANSACTIONS

Net increase in net assets derived from capital share transactions	251,444	132,415

NET ASSETS
Total increase in net assets	1,743,441	1,119,000
Beginning of period	9,652,087	8,533,087

End of period	$11,395,528	$9,652,087

See notes to financial statements.

S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S	9

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock SMID-Cap Growth Equity Fund

	Institutional
	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24	Year Ended 05/31/23	Period from 06/29/21 to 05/31/22	(a)

Net asset value, beginning of period	$12.62		$11.32	$11.45	$20.00

Net investment loss(b)	(0.03)		(0.05)	(0.04)	(0.09)
Net realized and unrealized gain (loss)	1.92		1.35	(0.09)	(8.46)

Net increase (decrease) from investment operations	1.89		1.30	(0.13)	(8.55)

Net asset value, end of period	$14.51		$12.62	$11.32	$11.45

Total Return(c)
Based on net asset value	14.98	%(d)	11.48%	(1.14)%	(42.75	)%(d)

Ratios to Average Net Assets(e)
Total expenses	1.10	%(f)	1.12%	1.23%	1.06	%(f)(g)

Total expenses after fees waived and/or reimbursed	0.85	%(f)	0.85%	0.85%	0.85	%(f)

Net investment loss	(0.46	)%(f)	(0.40)%	(0.36)%	(0.56	)%(f)

Supplemental Data
Net assets, end of period (000)	$76		$66	$59	$59

Portfolio turnover rate	30%		36%	53%	54%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.07%.

See notes to financial statements.

10	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock SMID-Cap Growth Equity Fund (continued)

	Investor A
	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24	Year Ended 05/31/23	Period from 06/29/21 to 05/31/22	(a)

Net asset value, beginning of period	$12.53		$11.26	$11.43	$20.00

Net investment loss(b)	(0.05)		(0.08)	(0.07)	(0.13)
Net realized and unrealized gain (loss)	1.90		1.35	(0.10)	(8.44)

Net increase (decrease) from investment operations	1.85		1.27	(0.17)	(8.57)

Net asset value, end of period	$14.38		$12.53	$11.26	$11.43

Total Return(c)
Based on net asset value	14.76	%(d)	11.28%	(1.49)%	(42.85	)%(d)

Ratios to Average Net Assets(e)
Total expenses	1.35	%(f)	1.37%	1.48%	1.31	%(f)(g)

Total expenses after fees waived and/or reimbursed	1.10	%(f)	1.10%	1.10%	1.10	%(f)

Net investment loss	(0.71	)%(f)	(0.64)%	(0.61)%	(0.80	)%(f)

Supplemental Data
Net assets, end of period (000)	$546		$220	$82	$66

Portfolio turnover rate	30%		36%	53%	54%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.32%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	11

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock SMID-Cap Growth Equity Fund (continued)

	Class K
	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24	Year Ended 05/31/23	Period from 06/29/21 to 05/31/22	(a)

Net asset value, beginning of period	$12.66		$11.34	$11.46	$20.00

Net investment loss(b)	(0.02)		(0.04)	(0.03)	(0.07)
Net realized and unrealized gain (loss)	1.92		1.36	(0.09)	(8.47)

Net increase (decrease) from investment operations	1.90		1.32	(0.12)	(8.54)

Net asset value, end of period	$14.56		$12.66	$11.34	$11.46

Total Return(c)
Based on net asset value	15.01	%(d)	11.64%	(1.05)%	(42.70	)%(d)

Ratios to Average Net Assets(e)
Total expenses	1.00	%(f)	1.02%	1.13%	0.96	%(f)(g)

Total expenses after fees waived and/or reimbursed	0.75	%(f)	0.75%	0.75%	0.75	%(f)

Net investment loss	(0.35	)%(f)	(0.30)%	(0.26)%	(0.46	)%(f)

Supplemental Data
Net assets, end of period (000)	$10,774		$9,366	$8,392	$8,528

Portfolio turnover rate	30%		36%	53%	54%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.97%.

See notes to financial statements.

12	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. BlackRock SMID-Cap Growth Equity Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional and Class K Shares	No	No	None
Investor A Shares	Yes	No(a)	None

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager” or “BAL”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of November 30, 2024, if any, are disclosed in the Statement of Assets and Liabilities.

The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

N O T E S T O F I N A N C I A L S T A T E M E N T S	13

Notes to Financial Statements (unaudited) (continued)

Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Fund has an arrangement with its custodian whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the Statement of Operations.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and

•

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least

14	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited) (continued)

105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Fund’s securities on loan by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount
J.P. Morgan Securities LLC	$284,540	$(284,540)	$—		$ —
Morgan Stanley	163,324	(163,324)	—		—
Toronto-Dominion Bank	222,615	(222,615)	—		—

	$670,479	$(670,479)	$—		$ —

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:

Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.70%
$1 billion - $3 billion	0.66
$3 billion - $5 billion	0.63
$5 billion - $10 billion	0.61
Greater than $10 billion	0.60

Service and Distribution Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

Share Class	Service Fees	Distribution Fees
Investor A	0.25%	N/A

N O T E S T O F I N A N C I A L S T A T E M E N T S	15

Notes to Financial Statements (unaudited) (continued)

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended November 30, 2024, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

Investor A
Service — class specific	$ 597

Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with BAL, to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Fund’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Fund. BAL may delegate certain of its administration duties to sub-administrators. BAL is entitled to receive for these administrative services an annual fee based on the average daily net assets of the Fund as follows:

Institutional	0.15%
Investor A	0.15
Class K	0.05

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. For the six months ended November 30, 2024, there were no fees waived/reimbursed by BAL pursuant to this arrangement.

For the six months ended November 30, 2024, the following table shows the class specific administration fees borne directly by each share class of the Fund:

	Institutional	Investor A	Class K	Total
Administration — class specific	$50	$358	$ 2,407	$ 2,815

Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended November 30, 2024, the amount waived was $12.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended November 30, 2024, there were no fees waived by the Manager pursuant to this arrangement.

The fees and expenses of the Fund’s Independent Trustees, counsel to the Independent Trustees and the Fund’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Fund. BAL has contractually agreed to reimburse the Fund or provide an offsetting credit for such independent expenses through June 30, 2026. The amount waived is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended November 30, 2024, the amount waived was $12,501.

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

16	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited) (continued)

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended November 30, 2024, the Fund paid BIM $80 for securities lending agent services.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended November 30, 2024, the Fund did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.

6.	PURCHASES AND SALES

For the six months ended November 30, 2024, purchases and sales of investments, excluding short-term securities, were $3,350,908 and $3,100,768, respectively.

7.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of November 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund’s NAV.

As of May 31, 2024, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $6,086,903 and qualified late-year ordinary losses of $9,293.

As of November 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BlackRock SMID-Cap Growth Equity Fund	$9,708,924	$2,929,747	$(551,167)	$2,378,580

8.	BANK BORROWINGS

The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended November 30, 2024, the Fund did not borrow under the credit agreement.

N O T E S T O F I N A N C I A L S T A T E M E N T S	17

Notes to Financial Statements (unaudited) (continued)

9.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.

The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

10.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 11/30/24		Year Ended 05/31/24

Share Class	Shares	Amount	Shares	Amount

Investor A
Shares sold	20,978	$258,180	17,493	$221,015
Shares redeemed	(592)	(7,338)	(7,238)	(89,255)

	20,386	$250,842	10,255	$131,760

18	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 11/30/24		Year Ended 05/31/24

Share Class	Shares	Amount	Shares	Amount

Class K
Shares sold	47	$602	87	$1,055
Shares redeemed	—	—	(31)	(400)

	47	$602	56	$655

	20,433	$251,444	10,311	$132,415

As of November 30, 2024, shares owned by BlackRock Financial Management, Inc., an affiliate of the Fund, were as follows:

Share Class
Institutional	5,000
Investor A	5,000
Class K	740,000

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	19

Additional Information

Changes in and Disagreements with Accountants

Not applicable.

Proxy Results

Not applicable.

Remuneration Paid to Trustees, Officers, and Others

Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Fund.

General Information

Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1. Access the BlackRock website at blackrock.com

2. Select “Access Your Account”

3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

20	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Additional Information (continued)

Fund and Service Providers

Investment Adviser and Administrator	Distributor
BlackRock Advisors, LLC	BlackRock Investments, LLC
Wilmington, DE 19809	New York, NY 10001

Accounting Agent and Transfer Agent	Independent Registered Public Accounting Firm
BNY Mellon Investment Servicing (US) Inc.	Deloitte & Touche LLP
Wilmington, DE 19809	Boston, MA 02110

Custodian	Legal Counsel
The Bank of New York Mellon	Sidley Austin LLP
New York, NY 10286	New York, NY 10019

Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

A D D I T I O N A L I N F O R M A T I O N	21

Glossary of Terms Used in this Report

Portfolio Abbreviation

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

22	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

THIS PAGE INTENTIONALLY LEFT BLANK.

Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

NOVEMBER 30, 2024

2024 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock Capital Appreciation Fund, Inc.

BlackRock FundsSM

•	BlackRock Health Sciences Opportunities Portfolio
•	BlackRock Infrastructure Sustainable Opportunities Fund
•	BlackRock Mid-Cap Growth Equity Portfolio
•	BlackRock Technology Opportunities Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

D E R I V A T I V E F I N A N C I A L I N S T R U M E N T S	3

Schedule of Investments (unaudited) November 30, 2024	BlackRock Capital Appreciation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.7%
TransDigm Group, Inc.	50,454	$63,217,348

Automobiles — 3.3%
Ferrari NV	99,628	43,254,493
Tesla, Inc.(a)	235,759	81,374,576

		124,629,069

Broadline Retail — 10.1%
Amazon.com, Inc.(a)	1,822,920	378,966,839

Building Products — 0.7%
Trane Technologies PLC	63,040	26,238,509

Capital Markets — 2.7%
Blackstone, Inc., Class A	272,870	52,142,728
S&P Global, Inc.	92,437	48,299,257

		100,441,985

Chemicals — 1.4%
Sherwin-Williams Co. (The)	133,083	52,887,184

Commercial Services & Supplies — 2.1%
Copart, Inc.(a)	810,169	51,356,613
Waste Connections, Inc.	147,354	28,361,224

		79,717,837

Electrical Equipment — 1.6%
Vertiv Holdings Co., Class A	464,075	59,215,970

Entertainment — 3.2%
Netflix, Inc.(a)	134,239	119,044,488

Financial Services — 5.4%
Mastercard, Inc., Class A	107,777	57,438,674
Visa, Inc., Class A	457,796	144,242,364

		201,681,038

Ground Transportation — 1.0%
Old Dominion Freight Line, Inc.	157,939	35,558,387

Health Care Equipment & Supplies — 4.1%
Align Technology, Inc.(a)	148,152	34,485,341
Boston Scientific Corp.(a)	390,170	35,372,812
Intuitive Surgical, Inc.(a)	153,473	83,182,366

		153,040,519

Hotels, Restaurants & Leisure — 0.7%
Chipotle Mexican Grill, Inc.(a)	443,020	27,254,590

Interactive Media & Services — 9.1%
Alphabet, Inc., Class A	709,218	119,822,381
Meta Platforms, Inc., Class A	381,716	219,227,133

		339,049,514

Security	Shares	Value

IT Services — 0.9%
Shopify, Inc., Class A(a)	296,381	$34,261,644

Life Sciences Tools & Services — 1.0%
Danaher Corp.	160,915	38,569,716

Media — 0.8%
Trade Desk, Inc. (The), Class A(a)	232,308	29,863,194

Pharmaceuticals — 3.5%
Eli Lilly & Co.	166,481	132,410,663

Real Estate Management & Development — 1.1%
CoStar Group, Inc.(a)	494,494	40,222,142

Semiconductors & Semiconductor Equipment — 19.8%
ASML Holding NV, Registered Shares	122,005	83,769,853
Broadcom, Inc.	885,153	143,465,598
NVIDIA Corp.	3,728,827	515,510,333

		742,745,784

Software — 16.5%
Cadence Design Systems, Inc.(a)	285,912	87,720,661
Intuit, Inc.	143,625	92,168,471
Microsoft Corp.	873,418	369,857,586
Synopsys, Inc.(a)	119,758	66,883,646

		616,630,364

Technology Hardware, Storage & Peripherals — 8.3%
Apple Inc.	1,317,046	312,574,527

Total Common Stocks — 99.0% (Cost: $1,394,283,807)		3,708,221,311

Preferred Securities

Preferred Stocks — 0.9%

Interactive Media & Services — 0.9%
Bytedance Ltd., Series E-1 (Acquired 11/11/20, cost $19,426,516)(a)(b)(c)	177,291	32,036,484

Total Investments — 99.9% (Cost: $1,413,710,323)		3,740,257,795

Other Assets Less Liabilities — 0.1%		4,659,374

Net Assets — 100.0%		$3,744,917,169

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $32,036,484, representing 0.9% of its net assets as of period end, and an original cost of $19,426,516.

4	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Capital Appreciation Fund, Inc.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/24	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares(a)	$4,697,315	$—	$(4,697,315	)(b)	$—	$—	$—	—	$80,519	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$3,708,221,311	$—	$—	$3,708,221,311
Preferred Securities	—	—	32,036,484	32,036,484

	$3,708,221,311	$—	$32,036,484	$3,740,257,795

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) November 30, 2024	BlackRock Health Sciences Opportunities Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 26.1%
4D Molecular Therapeutics, Inc.(a)	161,488	$1,266,066
AbbVie, Inc.	1,889,105	345,573,978
AC Immune SA(a)(b)	1,083,340	3,683,356
Allogene Therapeutics, Inc.(a)	1,479,779	3,669,852
Alnylam Pharmaceuticals, Inc.(a)	490,798	124,206,250
Amgen, Inc.	719,625	203,560,324
Arcellx, Inc.(a)	282,233	24,856,260
Argenx SE, ADR(a)(b)	221,539	136,589,870
Ascendis Pharma A/S, ADR(a)	129,952	17,683,868
Autolus Therapeutics PLC, ADR(a)	889,962	2,954,674
Avidity Biosciences, Inc.(a)	245,371	10,558,314
Beam Therapeutics, Inc.(a)(b)	285,429	7,812,192
BeiGene Ltd., ADR(a)(b)	96,865	20,825,975
Biogen, Inc.(a)	450,623	72,383,572
Biohaven Ltd.(a)	337,770	15,540,798
BioMarin Pharmaceutical, Inc.(a)	294,335	19,434,940
BioNTech SE, ADR(a)	104,740	12,400,169
Blueprint Medicines Corp.(a)	366,990	35,370,496
Bridgebio Pharma, Inc.(a)	231,965	6,283,932
Cabaletta Bio, Inc.(a)	419,920	1,604,094
CervoMed, Inc.(a)(b)	62,555	675,594
CG oncology, Inc.(a)	132,962	4,620,429
Denali Therapeutics, Inc.(a)	485,670	12,141,750
Disc Medicine, Inc.(a)	101,255	6,424,630
Dyne Therapeutics, Inc.(a)	337,551	10,332,436
Exact Sciences Corp.(a)	432,373	26,841,716
Gilead Sciences, Inc.	2,088,937	193,393,787
Immatics NV(a)(b)	298,703	2,485,209
Immunocore Holdings PLC, ADR(a)	181,355	5,937,563
Incyte Corp.(a)	212,725	15,867,158
Insmed, Inc.(a)(b)	621,155	46,686,010
Ionis Pharmaceuticals, Inc.(a)(b)	259,920	9,286,942
Kyverna Therapeutics, Inc.(a)(b)	133,243	768,812
Legend Biotech Corp., ADR(a)	146,621	6,168,345
Merus NV(a)	314,737	14,112,807
MoonLake Immunotherapeutics(a)(b)	144,884	7,886,036
Natera, Inc.(a)	378,780	63,551,708
Neurocrine Biosciences, Inc.(a)	141,165	17,892,664
Neurogene, Inc.(a)	284,041	7,223,163
Nurix Therapeutics, Inc.(a)	619,557	13,698,405
Nuvalent, Inc., Class A(a)	384,892	37,211,359
Prime Medicine, Inc.(a)(b)	360,982	1,187,631
Protagonist Therapeutics, Inc.(a)	275,145	12,051,351
PTC Therapeutics, Inc.(a)	287,575	12,618,791
Regeneron Pharmaceuticals, Inc.(a)	101,367	76,047,551
REGENXBIO, Inc.(a)	259,095	2,570,222
REVOLUTION Medicines, Inc.(a)(b)	204,583	11,835,126
Rhythm Pharmaceuticals, Inc.(a)(b)	690,347	42,829,128
Rocket Pharmaceuticals, Inc.(a)	266,176	3,830,273
Roivant Sciences Ltd.(a)	793,275	10,082,525
Sagimet Biosciences, Inc., Series A(a)(b)	302,930	1,723,672
Sarepta Therapeutics, Inc.(a)	475,457	63,397,436
Scholar Rock Holding Corp.(a)(b)	237,470	9,475,053
Soleno Therapeutics, Inc.(a)	168,265	8,869,248
Stoke Therapeutics, Inc.(a)	969,335	11,738,647
TScan Therapeutics, Inc.(a)	681,015	3,248,442
Ultragenyx Pharmaceutical, Inc.(a)	203,611	9,697,992
Vaxcyte, Inc.(a)	218,160	20,581,214
Vertex Pharmaceuticals, Inc.(a)	389,174	182,184,025
Viking Therapeutics, Inc.(a)	124,540	6,593,148
Voyager Therapeutics, Inc.(a)	445,885	3,058,771

Security	Shares	Value

Biotechnology (continued)
Xenon Pharmaceuticals, Inc.(a)	491,964	$20,972,425
Zealand Pharma A/S(a)	117,407	12,162,905

		2,096,221,079

Financial Services — 0.1%
Helix Acquisition Corp. II, Class A(a)	850,715	8,855,943

Health Care Equipment & Supplies — 27.7%
Abbott Laboratories	2,549,993	302,862,669
Align Technology, Inc.(a)	112,515	26,190,116
Becton Dickinson & Co.	460,640	102,216,016
Boston Scientific Corp.(a)	6,120,098	554,848,085
Cooper Cos., Inc. (The)(a)	648,303	67,721,731
Dexcom, Inc.(a)	810,440	63,206,216
Edwards Lifesciences Corp.(a)	1,409,720	100,583,522
GE HealthCare Technologies, Inc.	1,029,320	85,660,010
Glaukos Corp.(a)	199,359	28,637,920
IDEXX Laboratories, Inc.(a)	90,825	38,305,444
Inari Medical, Inc.(a)	97,490	5,061,681
Inspire Medical Systems, Inc.(a)	83,905	16,173,528
Intuitive Surgical, Inc.(a)	728,889	395,057,838
Medtronic PLC	1,002,212	86,731,426
Novocure Ltd.(a)(b)	326,090	6,534,844
Nyxoah SA(a)(b)	411,250	3,394,869
Orchestra BioMed Holdings, Inc.(a)(b)	262,308	1,476,794
Penumbra, Inc.(a)	169,035	41,264,824
STERIS PLC	133,060	29,148,124
Stryker Corp.	672,262	263,627,543

		2,218,703,200

Health Care Providers & Services — 17.4%
Cencora, Inc.	377,045	94,845,670
Cigna Group (The)	512,476	173,114,393
Elevance Health, Inc.	323,317	131,577,086
Guardant Health, Inc.(a)	338,156	12,041,735
HCA Healthcare, Inc.	85,166	27,868,019
Humana, Inc.	255,885	75,839,196
Labcorp Holdings, Inc.	93,970	22,661,805
McKesson Corp.	169,605	106,596,742
Quest Diagnostics, Inc.	162,538	26,438,431
UnitedHealth Group, Inc.	1,189,069	725,569,904

		1,396,552,981

Life Sciences Tools & Services — 8.9%
Agilent Technologies, Inc.	210,463	29,037,580
Bio-Techne Corp.	229,860	17,322,250
Danaher Corp.	1,087,477	260,657,362
IQVIA Holdings, Inc.(a)	92,792	18,636,345
Mettler-Toledo International, Inc.(a)	16,205	20,275,696
Repligen Corp.(a)	189,700	28,557,438
Thermo Fisher Scientific, Inc.	421,007	222,977,937
Waters Corp.(a)	179,040	68,880,269
West Pharmaceutical Services, Inc.	141,185	45,981,131

		712,326,008

Pharmaceuticals — 17.8%
AstraZeneca PLC	347,839	47,078,117
Daiichi Sankyo Co. Ltd.	504,500	16,020,778
Eli Lilly & Co.	884,903	703,807,601
Johnson & Johnson	1,144,423	177,397,009
Longboard Pharmaceuticals, Inc.(a)	138,291	8,294,694
Merck & Co., Inc.	1,148,794	116,763,422
Novo Nordisk A/S, Class B	252,665	27,078,068
Pfizer, Inc.	3,037,515	79,613,268
Roche Holding AG, NVS	193,515	56,225,947

6	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Health Sciences Opportunities Portfolio (Percentages shown are based on Net Assets)

Security	Shares		Value

Pharmaceuticals (continued)
Sanofi SA		601,216	$58,394,466
Septerna, Inc.(a)		88,755	2,244,614
Structure Therapeutics, Inc., ADR(a)(b)		196,098	6,500,649
UCB SA		116,815	22,907,663
WaVe Life Sciences Ltd.(a)		263,885	3,984,664
Zoetis, Inc., Class A		557,146	97,639,837

			1,423,950,797

Total Common Stocks — 98.0% (Cost: $4,433,857,882)			7,856,610,008

	Par (000)

Corporate Bonds

Health Care Equipment & Supplies — 0.0%
Exo Imaging, Inc., 8.00%, 07/29/25 (Acquired 07/24/24, cost $541,367)(c)(d)	USD	541	1,450,864

Total Corporate Bonds — 0.0% (Cost: $541,367)			1,450,864

Other Interests(a)(c)(d)(e)
Afferent Pharmaceuticals, Inc., Series C (Acquired 06/30/15, cost $0)		3,421	34
Affinivax Inc. (Acquired 08/19/22, cost $0)		123	1,164,372

Total Other Interests — 0.0% (Cost: $0)			1,164,406

	Shares

Preferred Securities

Preferred Stocks — 0.7%

Biotechnology — 0.4%
Adarx Pharmaceuticals, Inc., Series C (Acquired 08/02/23, cost $6,399,994)(a)(c)(d)		769,230	6,923,070
Cellarity, Inc., Series B (Acquired 01/15/21, cost $5,149,998)(a)(c)(d)		858,333	2,643,666
Genesis Therapeutics, Inc., Series B (Acquired 08/10/23, cost $4,207,998)(a)(c)(d)		823,870	5,190,381
Goldfinch Bio, Inc., Series B (Acquired 06/26/20, cost $4,152,184)(a)(c)(d)		3,518,800	1,372,332
Kartos Therapeutics, Inc., Series C (Acquired 08/22/23, cost $6,974,988)(a)(c)(d)		1,233,856	7,785,631
Laronde, Inc., Series B (Acquired 07/28/21, cost $10,822,560)(a)(c)(d)		386,520	10,822,560

			34,737,640

Health Care Equipment & Supplies — 0.1%
Exo Imaging, Inc., Series C (Acquired 06/24/21, cost $11,178,997)(a)(c)(d)		1,908,330	3,778,493
Swift Health Systems, Inc., Series D (Acquired 08/27/21, cost $5,271,070)(a)(c)(d)		1,700,345	17

			3,778,510

Health Care Providers & Services — 0.1%
Quanta Dialysis Technologies Ltd., Series D (Acquired 06/18/21, cost $9,727,321)(a)(c)(d)		80,024,425	6,516,933

Pharmaceuticals — 0.1%
Insitro, Series C (Acquired 03/10/21, cost $10,839,964)(a)(c)(d)		592,636	5,013,701

Security	Shares	Value

Software — 0.0%
Carbon Health Technologies, Inc.
Series D2 (Acquired 07/09/21, cost $16,855,000)(a)(c)(d)	1,670,499	$1,570,269
Series D2 (Acquired 02/27/24, cost $1,209,000)(a)(c)(d)	1,209	1,270,538

		2,840,807

Total Preferred Securities — 0.7% (Cost: $92,789,074)		52,887,591

Rights

Biotechnology — 0.0%
Korro Bio, Inc., CVR(a)(c)	428,010	4
Mirati Therapeutics, Inc., CVR(a)(b)(c)	228,510	171,383

		171,387

Health Care Equipment & Supplies — 0.0%
ABIOMED INC, CVR(a)(c)	243,643	526,269

Total Rights — 0.0% (Cost: $ —)		697,656

Warrants(a)

Health Care Providers & Services — 0.0%
CareMax, Inc. (Issued/Exercisable 07/21/21, 1 Share for 1 Warrant, Expires 08/06/26, Strike Price USD 0.00)	88,432	442

Pharmaceuticals — 0.0%
Nuvation Bio, Inc. (Issued/Exercisable 08/17/20, 1 Share for 1 Warrant, Expires 07/07/27, Strike Price USD 0.00)	77,354	12,717

Total Warrants — 0.0% (Cost: $306,235)		13,159

Total Long-Term Investments — 98.7% (Cost: $4,527,494,558)		7,912,823,684

Short-Term Securities

Money Market Funds — 2.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(f)(g)(h)	91,556,290	91,602,068
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.53%(f)(g)	111,091,333	111,091,333

Total Short-Term Securities — 2.5% (Cost: $202,675,361)		202,693,401

Total Investments — 101.2% (Cost: $4,730,169,919)		8,115,517,085
Liabilities in Excess of Other Assets — (1.2)%		(94,823,469)

Net Assets — 100.0%		$8,020,693,616

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $55,502,861, representing 0.7% of its net assets as of period end, and an original cost of $93,330,441.

(e)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.

S C H E D U L E S O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Health Sciences Opportunities Portfolio

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/24	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$77,919,089	$13,650,656	(a)	$—	$14,283	$18,040	$91,602,068	91,556,290	$212,437	(b)	$—

BlackRock Liquidity Funds, T-Fund, Institutional Shares	90,612,409	20,478,924	(a)	—	—	—	111,091,333	111,091,333	3,929,635		—

					$14,283	$18,040	$202,693,401		$4,142,072		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Biotechnology	$2,084,058,174	$12,162,905	$—	$2,096,221,079
Financial Services	8,855,943	—	—	8,855,943
Health Care Equipment & Supplies	2,218,703,200	—	—	2,218,703,200
Health Care Providers & Services	1,396,552,981	—	—	1,396,552,981
Life Sciences Tools & Services	712,326,008	—	—	712,326,008
Pharmaceuticals	1,196,245,758	227,705,039	—	1,423,950,797
Corporate Bonds	—	—	1,450,864	1,450,864
Other Interests	—	—	1,164,406	1,164,406
Preferred Securities	—	—	52,887,591	52,887,591
Rights	—	—	697,656	697,656
Warrants	13,159	—	—	13,159
Short-Term Securities
Money Market Funds	202,693,401	—	—	202,693,401

	$7,819,448,624	$239,867,944	$56,200,517	$8,115,517,085

See notes to financial statements.

8	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) November 30, 2024	BlackRock Infrastructure Sustainable Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Construction & Engineering — 2.5%
Ferrovial SE	5,856	$241,578

Diversified Telecommunication Services — 4.3%
Cellnex Telecom SA(a)	6,059	217,733
Infrastrutture Wireless Italiane SpA(a)	19,120	197,036

		414,769

Electric Utilities — 19.5%
Alliant Energy Corp.	3,031	191,559
Enel SpA	49,770	358,418
Eversource Energy	1,516	97,767
Exelon Corp.	12,193	482,355
Fortis, Inc.	3,158	141,203
PG&E Corp.	19,235	416,053
SSE PLC	4,248	95,806
Terna - Rete Elettrica Nazionale	11,327	95,867

		1,879,028

Ground Transportation — 18.2%
Canadian National Railway Co.	4,819	538,332
Canadian Pacific Kansas City Ltd.	2,560	196,144
CSX Corp.	12,937	472,847
Tokyo Metro Co. Ltd.(b)(c)	22,700	251,860
West Japan Railway Co.	15,300	288,121

		1,747,304

Health Care REITs — 3.4%
Aedifica SA	1,454	89,282
Healthpeak Properties, Inc.	10,936	240,483

		329,765

Independent Power and Renewable Electricity Producers — 6.1%
Boralex, Inc., Class A	10,101	216,226
Clearway Energy, Inc., Class C	4,281	126,247
Innergex Renewable Energy, Inc.	25,162	155,639
Northland Power, Inc.	6,160	88,679

		586,791

IT Services — 1.8%
NEXTDC Ltd.(b)	16,103	171,774

Multi-Utilities — 17.9%
CMS Energy Corp.	2,043	142,418
Consolidated Edison, Inc.	4,267	429,217
E.ON SE, Registered Shares	38,114	491,246
National Grid PLC	52,172	658,549

		1,721,430

Security	Shares	Value

Specialized REITs — 9.6%
American Tower Corp.	846	$176,814
Equinix, Inc.	295	289,537
SBA Communications Corp.	2,012	455,215

		921,566

Transportation Infrastructure — 11.9%
Aena SME SA(a)	1,500	324,858
Enav SpA(a)	44,878	193,574
Flughafen Zurich AG, Registered Shares	1,463	348,276
Getlink SE	5,597	91,523
Transurban Group	21,992	184,122

		1,142,353

Water Utilities — 4.1%
United Utilities Group PLC	27,800	396,184

Total Long-Term Investments — 99.3% (Cost: $9,126,536)		9,552,542

Short-Term Securities

Money Market Funds — 3.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(d)(e)(f)	274,935	275,072
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.53%(d)(e)	69,854	69,854

Total Short-Term Securities — 3.6% (Cost: $344,926)		344,926

Total Investments — 102.9% (Cost: $9,471,462)		9,897,468

Liabilities in Excess of Other Assets — (2.9)%		(276,350)

Net Assets — 100.0%		$9,621,118

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E S O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Infrastructure Sustainable Opportunities Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/24	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$275,035	(a)	$—		$37	$—	$275,072	274,935	$35	(b)	$—

BlackRock Liquidity Funds, T-Fund, Institutional Shares	179,426	—		(109,572	)(a)	—	—	69,854	69,854	3,518		—

						$37	$—	$344,926		$3,553		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Derivative Financial Instruments Categorized by Risk Exposure

For the period ended November 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Swaps	$—	$—	$8,662	$—	$—	$—	$8,662

Net Change in Unrealized Appreciation (Depreciation) on:
Swaps	$—	$—	$3,171	$—	$—	$—	$3,171

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Total return swaps
Average notional amount	$16,464

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Construction & Engineering	$—	$241,578	$—	$241,578
Diversified Telecommunication Services	—	414,769	—	414,769
Electric Utilities	1,328,937	550,091	—	1,879,028
Ground Transportation	1,459,183	288,121	—	1,747,304
Health Care REITs	240,483	89,282	—	329,765
Independent Power and Renewable Electricity Producers	586,791	—	—	586,791
IT Services	—	171,774	—	171,774
Multi-Utilities	571,635	1,149,795	—	1,721,430
Specialized REITs	921,566	—	—	921,566

10	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Infrastructure Sustainable Opportunities Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Transportation Infrastructure	$—	$1,142,353	$—	$1,142,353
Water Utilities	—	396,184	—	396,184
Short-Term Securities
Money Market Funds	344,926	—	—	344,926

	$5,453,521	$4,443,947	$—	$9,897,468

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) November 30, 2024	BlackRock Mid-Cap Growth Equity Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 9.1%
Axon Enterprise, Inc.(a)	776,029	$502,059,722
HEICO Corp.(b)	1,050,536	287,185,026
Howmet Aerospace, Inc.	2,150,375	254,561,393

		1,043,806,141

Automobiles — 1.8%
Ferrari NV(b)	464,141	201,511,456

Biotechnology — 0.4%
Natera, Inc.(a)	246,803	41,408,607

Building Products — 1.1%
AZEK Co., Inc. (The), Class A(a)(b)	2,429,827	129,072,410

Capital Markets — 8.3%
Ares Management Corp., Class A	2,038,300	360,228,759
MSCI, Inc., Class A	68,526	41,775,505
TPG, Inc., Class A	3,841,090	268,722,656
Tradeweb Markets, Inc., Class A	2,095,335	283,917,893

		954,644,813

Commercial Services & Supplies — 4.3%
Copart, Inc.(a)	3,870,086	245,324,752
Rollins, Inc.	3,187,265	160,415,047
Waste Connections, Inc.	470,595	90,575,420

		496,315,219

Construction & Engineering — 4.1%
Comfort Systems U.S.A., Inc.	624,295	307,945,995
Quanta Services, Inc.	474,779	163,570,861

		471,516,856

Construction Materials — 1.0%
Vulcan Materials Co.	390,543	112,527,155

Electrical Equipment — 4.0%
Vertiv Holdings Co., Class A	3,553,645	453,445,102

Electronic Equipment, Instruments & Components — 0.8%
Coherent Corp.(a)	948,013	94,952,982

Entertainment — 4.7%
Liberty Media Corp. - Liberty Formula One, Class C, NVS(a)	2,689,167	237,614,796
Live Nation Entertainment, Inc.(a)(b)	2,190,785	302,876,026

		540,490,822

Financial Services — 2.4%
Adyen NV(a)(c)	106,162	154,520,258
Affirm Holdings, Inc., Class A(a)	1,644,888	115,158,609

		269,678,867

Ground Transportation — 2.5%
Saia, Inc.(a)(b)	503,890	286,753,721

Health Care Equipment & Supplies — 7.2%
Alcon AG	1,764,600	156,784,710
Align Technology, Inc.(a)	911,854	212,252,255
Dexcom, Inc.(a)	2,964,432	231,196,052
IDEXX Laboratories, Inc.(a)	125,832	53,069,646
Masimo Corp.(a)(b)	970,331	167,420,911

		820,723,574

Hotels, Restaurants & Leisure — 6.1%
Churchill Downs, Inc.	1,170,248	166,303,943
DraftKings, Inc., Class A(a)(b)	5,291,718	230,983,491
Flutter Entertainment PLC(a)	167,668	46,330,022

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Planet Fitness, Inc., Class A(a)	1,554,953	$154,795,571
Wingstop, Inc.	287,364	94,476,662

		692,889,689

Independent Power and Renewable Electricity Producers — 1.2%
Vistra Corp.	850,138	135,886,058

Interactive Media & Services — 2.1%
Pinterest, Inc., Class A(a)	4,174,517	126,571,355
Reddit, Inc., Class A(a)	841,043	118,326,340

		244,897,695

IT Services — 2.7%
Globant SA(a)(b)	560,399	127,636,476
MongoDB, Inc., Class A(a)	560,739	180,832,720

		308,469,196

Life Sciences Tools & Services — 2.4%
Bio-Techne Corp.(b)	101,181	7,625,000
Mettler-Toledo International, Inc.(a)	9,151	11,449,731
Repligen Corp.(a)	360,284	54,237,154
West Pharmaceutical Services, Inc.	607,897	197,979,895

		271,291,780

Machinery — 0.5%
IDEX Corp.	234,839	54,160,919

Media — 2.3%
Trade Desk, Inc. (The), Class A(a)	2,068,490	265,904,389

Real Estate Management & Development — 2.1%
CoStar Group, Inc.(a)(b)	2,925,982	237,999,376

Semiconductors & Semiconductor Equipment — 7.8%
ASM International NV	352,023	189,450,410
Astera Labs, Inc.(a)(b)	1,144,227	118,141,438
BE Semiconductor Industries NV	837,315	99,557,467
Credo Technology Group Holding Ltd.(a)	1,731,816	84,789,711
Entegris, Inc.(b)	2,343,229	247,515,279
Monolithic Power Systems, Inc.	269,247	152,835,367

		892,289,672

Software — 16.3%
AppLovin Corp., Class A(a)	1,734,760	584,180,430
Aspen Technology, Inc.(a)(b)	48,911	12,227,750
Bentley Systems, Inc., Class B	2,643,307	130,843,697
Cadence Design Systems, Inc.(a)	875,307	268,552,941
Confluent, Inc., Class A(a)(b)	5,351,686	165,045,996
CyberArk Software Ltd.(a)	195,295	63,179,885
Fair Isaac Corp.(a)	104,642	248,527,889
Manhattan Associates, Inc.(a)(b)	558,365	159,379,706
PTC, Inc.(a)	526,838	105,399,210
Roper Technologies, Inc.	34,995	19,822,568
Tyler Technologies, Inc.(a)(b)	170,490	107,267,193

		1,864,427,265

Specialty Retail — 2.4%
Carvana Co., Class A(a)	526,539	137,121,286
Floor & Decor Holdings, Inc., Class A(a)(b)	1,220,745	136,979,797

		274,101,083

Technology Hardware, Storage & Peripherals — 0.8%
Pure Storage, Inc., Class A(a)	1,757,111	93,109,312

Textiles, Apparel & Luxury Goods — 1.2%
On Holding AG, Class A(a)(b)	2,346,376	136,864,112

12	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Mid-Cap Growth Equity Portfolio (Percentages shown are based on Net Assets)

Security	Shares		Value

Trading Companies & Distributors — 0.5%
FTAI Aviation Ltd.		376,924	$63,632,310

Total Common Stocks — 100.1% (Cost: $7,496,122,042)			11,452,770,581

	Par (000)

Other Interests(a)(d)(e)
GCI Liberty, Inc., Class A	USD	1,529	15

Total Other Interests — 0.0% (Cost: $0)			15

Total Long-Term Investments — 100.1% (Cost: $7,496,122,042)			11,452,770,596

	Shares

Short-Term Securities

Money Market Funds — 3.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(f)(g)(h)		431,367,865	431,583,549

Total Short-Term Securities — 3.8% (Cost: $431,561,589)			431,583,549

Total Investments — 103.9% (Cost: $7,927,683,631)			11,884,354,145

Liabilities in Excess of Other Assets — (3.9)%			(446,230,675)

Net Assets — 100.0%			$11,438,123,470

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/24	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$462,938,124	$—	$(31,574,329	)(a)	$196,041	$23,713	$431,583,549	431,367,865	$454,417	(b)	$—

BlackRock Liquidity Funds, T-Fund, Institutional Shares(c)	750,097	—	(750,097	)(a)	—	—	—	—	240,458		—

					$196,041	$23,713	$431,583,549		$694,875		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

S C H E D U L E S O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Mid-Cap Growth Equity Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$1,043,806,141	$—	$—	$1,043,806,141
Automobiles	201,511,456	—	—	201,511,456
Biotechnology	41,408,607	—	—	41,408,607
Building Products	129,072,410	—	—	129,072,410
Capital Markets	954,644,813	—	—	954,644,813
Commercial Services & Supplies	496,315,219	—	—	496,315,219
Construction & Engineering	471,516,856	—	—	471,516,856
Construction Materials	112,527,155	—	—	112,527,155
Electrical Equipment	453,445,102	—	—	453,445,102
Electronic Equipment, Instruments & Components	94,952,982	—	—	94,952,982
Entertainment	540,490,822	—	—	540,490,822
Financial Services	115,158,609	154,520,258	—	269,678,867
Ground Transportation	286,753,721	—	—	286,753,721
Health Care Equipment & Supplies	820,723,574	—	—	820,723,574
Hotels, Restaurants & Leisure	692,889,689	—	—	692,889,689
Independent Power and Renewable Electricity Producers	135,886,058	—	—	135,886,058
Interactive Media & Services	244,897,695	—	—	244,897,695
IT Services	308,469,196	—	—	308,469,196
Life Sciences Tools & Services	271,291,780	—	—	271,291,780
Machinery	54,160,919	—	—	54,160,919
Media	265,904,389	—	—	265,904,389
Real Estate Management & Development	237,999,376	—	—	237,999,376
Semiconductors & Semiconductor Equipment	603,281,795	289,007,877	—	892,289,672
Software	1,864,427,265	—	—	1,864,427,265
Specialty Retail	274,101,083	—	—	274,101,083
Technology Hardware, Storage & Peripherals	93,109,312	—	—	93,109,312
Textiles, Apparel & Luxury Goods	136,864,112	—	—	136,864,112
Trading Companies & Distributors	63,632,310	—	—	63,632,310
Other Interests	—	—	15	15

Short-Term Securities
Money Market Funds	431,583,549	—	—	431,583,549

	$11,440,825,995	$443,528,135	$15	$11,884,354,145

See notes to financial statements.

14	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) November 30, 2024	BlackRock Technology Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 2.3%
Tesla, Inc.(a)	416,148	$143,637,644

Banks — 0.4%
NU Holdings Ltd., Class A(a)	1,720,887	21,562,714

Broadline Retail — 4.3%
Amazon.com, Inc.(a)	776,493	161,425,130
MercadoLibre, Inc.(a)	51,356	101,950,390

		263,375,520

Capital Markets — 0.5%
S&P Global, Inc.	64,329	33,612,546

Communications Equipment — 1.7%
Arista Networks, Inc.(a)	169,037	68,598,595
Motorola Solutions, Inc.	69,230	34,594,231

		103,192,826

Consumer Finance — 0.6%
Kaspi.KZ JSC, ADR	319,978	34,045,659

Diversified Consumer Services — 0.0%
Think & Learn Private Ltd. (Acquired 09/30/20, cost $3,427,642)(a)(b)(c)	2,241	—

Electric Utilities — 0.4%
Constellation Energy Corp.	103,188	26,473,913

Electrical Equipment — 1.1%
Vertiv Holdings Co., Class A	533,886	68,123,854

Electronic Equipment, Instruments & Components — 1.0%
Coherent Corp.(a)	633,491	63,450,458

Entertainment — 4.4%
Electronic Arts, Inc.	198,202	32,439,721
Netflix, Inc.(a)	59,859	53,083,560
Nintendo Co. Ltd.	696,800	40,895,261
Spotify Technology SA(a)	210,362	100,334,259
Take-Two Interactive Software, Inc.(a)	224,032	42,203,148

		268,955,949

Financial Services — 2.1%
Adyen NV(a)(d)	23,234	33,817,408
Mastercard, Inc., Class A	174,325	92,904,765

		126,722,173

Industrial Conglomerates — 1.1%
Hitachi Ltd.	2,628,000	66,227,843

Interactive Media & Services — 5.1%
Alphabet, Inc., Class A	569,952	96,293,391
Meta Platforms, Inc., Class A	379,185	217,773,529

		314,066,920

IT Services — 3.1%
Farmer’s Business Network, Inc.(a)(b)	194,200	514,630
Klarna Holdings AB (Acquired 09/15/20, cost $11,017,172)(a)(b)(c)	25,600	12,614,743
MongoDB, Inc., Class A(a)	247,774	79,904,637
Shopify, Inc., Class A(a)	304,124	35,156,734
Snowflake, Inc., Class A(a)	350,702	61,302,710

		189,493,454

Professional Services — 1.9%
RELX PLC	1,265,101	59,642,064
Thomson Reuters Corp.	345,555	56,212,386

		115,854,450

Security	Shares	Value

Semiconductors & Semiconductor Equipment — 28.8%
Applied Materials, Inc.	227,461	$39,739,711
ARM Holdings PLC, ADR(a)(e)	442,121	59,372,429
ASM International NV	76,373	41,102,133
ASML Holding NV	112,892	77,140,141
Broadcom, Inc.	1,680,805	272,424,874
Marvell Technology, Inc.	934,490	86,617,878
Micron Technology, Inc.	1,055,668	103,402,681
Monolithic Power Systems, Inc.	62,497	35,475,797
NVIDIA Corp.(e)	6,671,918	922,392,664
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	668,756	123,492,483

		1,761,160,791

Software — 30.3%
AppLovin Corp., Class A(a)	126,916	42,738,963
Atlassian Corp., Class A(a)	173,488	45,727,967
Autodesk, Inc.(a)	154,393	45,067,317
Cadence Design Systems, Inc.(a)	650,594	199,608,745
Constellation Software, Inc.	22,901	76,842,543
Crowdstrike Holdings, Inc., Class A(a)	194,314	67,226,815
CyberArk Software Ltd.(a)	132,068	42,725,319
Databricks, Inc. (Acquired 07/24/20, cost $5,122,891)(a)(b)(c)	319,983	28,142,505
Datadog, Inc., Class A(a)	309,428	47,265,127
Fair Isaac Corp.(a)	57,128	135,680,714
Guidewire Software, Inc.(a)	210,435	42,695,157
Microsoft Corp.	1,220,392	516,787,196
Nutanix, Inc., Class A(a)	489,750	31,970,880
Oracle Corp.	928,139	171,557,213
Palo Alto Networks, Inc.(a)	131,838	51,129,413
Samsara, Inc., Class A(a)(e)	879,228	47,029,906
SAP SE	406,414	96,509,460
ServiceNow, Inc.(a)	114,142	119,785,180
Unqork, Inc. (Acquired 03/05/21, cost $4,093,769)(a)(b)(c)	149,520	822,360
Xero Ltd.(a)	420,030	47,829,752

		1,857,142,532

Specialty Retail — 0.0%
AceVector Ltd. (Acquired 05/07/14, cost $1,414,399)(a)(b)(c)	304,000	115,849

Technology Hardware, Storage & Peripherals — 8.3%
Apple Inc.	2,014,661	478,139,495
Dell Technologies, Inc., Class C	235,465	30,042,979

		508,182,474

Total Common Stocks — 97.4% (Cost: $2,915,845,092)		5,965,397,569

Preferred Securities

Preferred Stocks — 1.5%

Diversified Consumer Services — 0.0%
Think & Learn Private Ltd., Series F (Acquired 09/30/20, cost $6,867,746)(a)(b)(c)	2,371	—

Interactive Media & Services — 0.3%
Bytedance Ltd., Series E-1 (Acquired 11/11/20, cost $10,748,384)(a)(b)(c)	94,889	17,146,442

S C H E D U L E S O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Technology Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment — 0.5%
PsiQuantum Corp., Series C (Acquired 09/09/19, cost $2,698,454)(a)(b)(c)	581,814	$17,815,145
SambaNova Systems, Inc., Series C (Acquired 02/20/20, cost $9,804,574)(a)(b)(c)	184,153	10,266,530

		28,081,675

Software — 0.7%
Databricks, Inc.
Series F (Acquired 10/22/19, cost $3,700,005)(a)(b)(c)	258,450	22,730,677
Series G (Acquired 02/01/21, cost $12,500,003)(a)(b)(c)	211,425	18,594,829
Unqork, Inc.
Series A (Acquired 03/05/21, cost $194,941)(a)(b)(c)	7,120	41,296
Series B (Acquired 03/05/21, cost $314,315)(a)(b)(c)	11,480	73,472
Series C (Acquired 09/18/20, cost $8,323,340)(a)(b)(c)	304,000	2,441,120
Series Seed (Acquired 03/05/21, cost $489,544)(a)(b)(c)	17,880	99,592
Series Seed A (Acquired 03/05/21, cost $180,704)(a)(b)(c)	6,600	36,630

		44,017,616

Total Preferred Securities — 1.5% (Cost: $55,822,010)		89,245,733

Warrants(a)(b)

Software — 0.0%
Constellation Software, Inc. (Issued/Exercisable 08/23/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 0.00)	22,107	—

Total Warrants — 0.0% (Cost: $0)		—

Total Long-Term Investments — 98.9% (Cost: $2,971,667,102)		6,054,643,302

Security	Shares	Value

Short-Term Securities

Money Market Funds — 2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(f)(g)(h)	51,325,295	$51,350,958
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.53%(f)(g)	74,215,637	74,215,637

Total Short-Term Securities — 2.0% (Cost: $125,568,166)		125,566,595

Total Investments — 100.9% (Cost: $3,097,235,268)		6,180,209,897

Liabilities in Excess of Other Assets — (0.9)%		(57,990,335)

Net Assets — 100.0%		$6,122,219,562

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $130,941,190, representing 2.1% of its net assets as of period end, and an original cost of $80,897,883.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	All or a portion of this security is on loan.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/24	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$42,718,478	$8,632,283	(a)	$—	$1,768	$(1,571)	$51,350,958	51,325,295	$80,247	(b)	$—

BlackRock Liquidity Funds, T-Fund, Institutional Shares	25,083,311	49,132,326	(a)	—	—	—	74,215,637	74,215,637	1,298,846		—

					$1,768	$(1,571)	$125,566,595		$1,379,093		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

16	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Technology Opportunities Fund

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Automobiles	$143,637,644	$—	$—	$143,637,644
Banks	21,562,714	—	—	21,562,714
Broadline Retail	263,375,520	—	—	263,375,520
Capital Markets	33,612,546	—	—	33,612,546
Communications Equipment	103,192,826	—	—	103,192,826
Consumer Finance	34,045,659	—	—	34,045,659
Diversified Consumer Services	—	—	—	—
Electric Utilities	26,473,913	—	—	26,473,913
Electrical Equipment	68,123,854	—	—	68,123,854
Electronic Equipment, Instruments & Components	63,450,458	—	—	63,450,458
Entertainment	228,060,688	40,895,261	—	268,955,949
Financial Services	92,904,765	33,817,408	—	126,722,173
Industrial Conglomerates	—	66,227,843	—	66,227,843
Interactive Media & Services	314,066,920	—	—	314,066,920
IT Services	176,364,081	—	13,129,373	189,493,454
Professional Services	56,212,386	59,642,064	—	115,854,450
Semiconductors & Semiconductor Equipment	1,642,918,517	118,242,274	—	1,761,160,791
Software	1,683,838,455	144,339,212	28,964,865	1,857,142,532
Specialty Retail	—	—	115,849	115,849
Technology Hardware, Storage & Peripherals	508,182,474	—	—	508,182,474
Preferred Securities	—	—	89,245,733	89,245,733
Warrants	—	—	—	—

Short-Term Securities
Money Market Funds	125,566,595	—	—	125,566,595

	$5,585,590,015	$463,164,062	$131,455,820	$6,180,209,897

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Warrants		Total
Assets
Opening Balance, as of May 31, 2024	$35,470,366	$83,769,762	$—		$119,240,128
Transfers into Level 3	—	—	—		—
Transfers out of Level 3	—	—	—		—
Accrued discounts/premiums	—	—	—		—
Net realized gain (loss)	—	(144,905)	—		(144,905)
Net change in unrealized appreciation (depreciation)(a)(b)	6,739,721	7,968,231	—		14,707,952
Purchases	—	—	—		—
Sales	—	(2,347,355)	—		(2,347,355)

Closing Balance, as of November 30, 2024	$42,210,087	$89,245,733	$—	(c)	$131,455,820

Net change in unrealized appreciation (depreciation) on investments still held at November 30, 2024(c)	$6,739,721	$7,968,231	$—		$14,707,952

(a)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at November 30, 2024, is generally due to investments no longer held or categorized as Level 3 at period end.

(c)	Rounds to less than $1.

S C H E D U L E S O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Technology Opportunities Fund

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$42,210,087	Market	Revenue Multiple	2.10x - 23.00x	17.36x
			Volatility	70%	—
			Time to Exit	3.0 years	—
Preferred Stocks	89,245,733	Market	Revenue Multiple	1.34x - 23.00x	15.44x
			Volatility	50% - 90%	65%
			Time to Exit	3.0 - 4.0 years	3.6 years
			Market Adjustment Multiple	1.60x	—

	$131,455,820

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

See notes to financial statements.

18	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Assets and Liabilities (unaudited)

November 30, 2024

	BlackRock Capital Appreciation Fund, Inc.	BlackRock Health Sciences Opportunities Portfolio	BlackRock Infrastructure Sustainable Opportunities Fund

ASSETS
Investments, at value — unaffiliated(a)(b)	$3,740,257,795	$7,912,823,684	$9,552,542
Investments, at value — affiliated(c)	—	202,693,401	344,926
Foreign currency, at value(d)	—	99,444	2,592
Receivables:
Investments sold	7,614,625	—	123,108
Securities lending income — affiliated	—	39,583	2
Capital shares sold	698,004	2,541,913	—
Dividends — unaffiliated	1,407,130	7,496,969	49,362
Dividends — affiliated	8,700	392,938	551
From the Manager	—	—	13,085
Foreign withholding tax claims	212,877	—	—
Prepaid expenses	80,243	105,398	33,927

Total assets	3,750,279,374	8,126,193,330	10,120,095

LIABILITIES
Bank overdraft	1,184,234	—	—
Collateral on securities loaned	—	91,579,360	275,072
Payables:
Investments purchased	—	—	138,350
Administration fees	—	361,217	—
Capital shares redeemed	1,039,164	5,824,691	—
Investment advisory fees	1,876,869	4,417,669	—
Directors’ and Officer’s fees	6,750	13,842	1,442
Other accrued expenses	100,113	280,506	31,336
Other affiliate fees	51,096	64,032	42
Professional fees	19,756	22,920	52,320
Service and distribution fees	505,094	907,158	46
Transfer agent fees	579,129	2,028,319	369

Total liabilities	5,362,205	105,499,714	498,977

Commitments and contingent liabilities
NET ASSETS	$3,744,917,169	$8,020,693,616	$9,621,118

NET ASSETS CONSIST OF:
Paid-in capital	$1,220,247,273	$4,264,783,946	$10,094,653
Accumulated earnings (loss)	2,524,669,896	3,755,909,670	(473,535)

NET ASSETS	$3,744,917,169	$8,020,693,616	$9,621,118

(a) Investments, at cost — unaffiliated	$1,413,710,323	$4,527,494,558	$9,126,536
(b) Securities loaned, at value	$—	$90,044,218	$248,531
(c) Investments, at cost — affiliated	$—	$202,675,361	$344,926
(d) Foreign currency, at cost	$—	$103,311	$2,586

S T A T E M E N T S O F A S S E T S A N D L I A B I L I T I E S	19

Statements of Assets and Liabilities (unaudited) (continued)

November 30, 2024

	BlackRock Capital Appreciation Fund, Inc.		BlackRock Health Sciences Opportunities Portfolio	BlackRock Infrastructure Sustainable Opportunities Fund
NET ASSET VALUE

Institutional
Net assets		$853,525,300	$4,163,988,484		$110,924

Shares outstanding		19,132,388	55,387,784		11,723

Net asset value		$44.61	$75.18		$9.46

Shares authorized		300 million	Unlimited		Unlimited

Par value		$0.10	$0.001		$0.001

Service
Net assets	$	N/A	$29,920,951	$	N/A

Shares outstanding		N/A	425,452		N/A

Net asset value	$	N/A	$70.33	$	N/A

Shares authorized		N/A	Unlimited		N/A

Par value	$	N/A	$0.001	$	N/A

Investor A
Net assets		$2,262,412,776	$2,795,605,072		$230,435

Shares outstanding		58,840,902	39,962,984		24,392

Net asset value		$38.45	$69.95		$9.45

Shares authorized		300 million	Unlimited		Unlimited

Par value		$0.10	$0.001		$0.001

Investor C
Net assets		$42,051,895	$275,601,646	$	N/A

Shares outstanding		2,182,747	4,873,984		N/A

Net asset value		$19.27	$56.55	$	N/A

Shares authorized		300 million	Unlimited		N/A

Par value		$0.10	$0.001	$	N/A

Class K
Net assets		$561,470,079	$510,773,724		$9,279,759

Shares outstanding		12,418,004	6,779,798		980,507

Net asset value		$45.21	$75.34		$9.46

Shares authorized		300 million	Unlimited		Unlimited

Par value		$0.10	$0.001		$0.001

Class R
Net assets		$25,457,119	$244,803,739	$	N/A

Shares outstanding		976,140	3,629,407		N/A

Net asset value		$26.08	$67.45	$	N/A

Shares authorized		500 million	Unlimited		N/A

Par value		$0.10	$0.001	$	N/A

See notes to financial statements.

20	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Assets and Liabilities (unaudited) (continued)

November 30, 2024

	BlackRock Mid-Cap Growth Equity Portfolio	BlackRock Technology Opportunities Fund

ASSETS
Investments, at value — unaffiliated(a)(b)	$11,452,770,596	$6,054,643,302
Investments, at value — affiliated(c)	431,583,549	125,566,595
Cash	—	5,848
Foreign currency, at value(d)	—	329,521
Receivables:
Investments sold	22,755,403	3,527,997
Securities lending income — affiliated	59,524	15,836
Capital shares sold	5,700,245	4,022,047
Dividends — unaffiliated	2,892,967	1,531,186
Dividends — affiliated	33,898	64,806
From the Manager	24,952	3,210
Prepaid expenses	130,542	101,105

Total assets	11,915,951,676	6,189,811,453

LIABILITIES
Bank overdraft	7,085,736	—
Collateral on securities loaned	431,379,902	51,344,691
Payables:
Investments purchased	11,720,942	4,978,824
Administration fees	384,793	261,535
Capital shares redeemed	18,018,761	4,441,841
Investment advisory fees	5,715,928	3,779,670
Directors’ and Officer’s fees	24,051	8,070
Other accrued expenses	334,840	352,543
Other affiliate fees	25,067	25,183
Professional fees	8,875	4,908
Service and distribution fees	536,777	732,604
Transfer agent fees	2,592,534	1,662,022

Total liabilities	477,828,206	67,591,891

Commitments and contingent liabilities

NET ASSETS	$11,438,123,470	$6,122,219,562

NET ASSETS CONSIST OF:
Paid-in capital	$7,667,026,297	$2,760,592,538
Accumulated earnings	3,771,097,173	3,361,627,024

NET ASSETS	$11,438,123,470	$6,122,219,562

(a) Investments, at cost — unaffiliated	$7,496,122,042	$2,971,667,102
(b) Securities loaned, at value	$424,224,215	$50,820,184
(c) Investments, at cost — affiliated	$431,561,589	$125,568,166
(d) Foreign currency, at cost	$—	$323,147

S T A T E M E N T S O F A S S E T S A N D L I A B I L I T I E S	21

Statements of Assets and Liabilities (unaudited) (continued)

November 30, 2024

	BlackRock Mid-Cap Growth Equity Portfolio	BlackRock Technology Opportunities Fund
NET ASSET VALUE

Institutional
Net assets	$4,892,014,678	$3,165,791,734

Shares outstanding	105,999,726	41,794,261

Net asset value	$46.15	$75.75

Shares authorized	Unlimited	Unlimited

Par value	$0.001	$0.001

Service
Net assets	$59,903,820	$56,019,061

Shares outstanding	1,461,414	797,150

Net asset value	$40.99	$70.27

Shares authorized	Unlimited	Unlimited

Par value	$0.001	$0.001

Investor A
Net assets	$1,733,971,135	$2,188,541,317

Shares outstanding	44,396,888	31,923,886

Net asset value	$39.06	$68.55

Shares authorized	Unlimited	Unlimited

Par value	$0.001	$0.001

Investor C
Net assets	$186,860,194	$312,838,920

Shares outstanding	6,512,213	5,786,942

Net asset value	$28.69	$54.06

Shares authorized	Unlimited	Unlimited

Par value	$0.001	$0.001

Class K
Net assets	$4,474,464,016	$349,268,574

Shares outstanding	96,336,054	4,596,656

Net asset value	$46.45	$75.98

Shares authorized	Unlimited	Unlimited

Par value	$0.001	$0.001

Class R
Net assets	$90,909,627	$49,759,956

Shares outstanding	2,400,723	727,310

Net asset value	$37.87	$68.42

Shares authorized	Unlimited	Unlimited

Par value	$0.001	$0.001

See notes to financial statements.

22	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Operations (unaudited)

Six Months Ended November 30, 2024

	BlackRock Capital Appreciation Fund, Inc.	BlackRock Health Sciences Opportunities Portfolio	BlackRock Infrastructure Sustainable Opportunities Fund

INVESTMENT INCOME
Dividends — unaffiliated	$10,855,123 (a)	$42,095,280	$154,795
Dividends — affiliated	80,519	3,929,635	3,518
Securities lending income — affiliated — net	—	212,437	35
Other income	10,484	—	—
Foreign taxes withheld	(73,814)	(36,082)	(7,750)
Foreign withholding tax claims	300,549	—	—

Total investment income	11,172,861	46,201,270	150,598

EXPENSES
Investment advisory	11,176,768	28,230,850	37,588
Service and distribution — class specific	3,009,266	5,799,197	285
Transfer agent — class specific	1,355,178	3,828,562	638
Accounting services	117,014	247,746	18,556
Professional	95,082	43,476	55,388
Registration	41,781	67,564	25,250
Printing and postage	30,085	34,918	18,905
Custodian	22,058	65,531	8,709
Directors and Officer	15,924	35,637	3,320
Administration	—	1,461,679	1,997
Administration — class specific	—	842,015	940
Miscellaneous	18,084	143,481	6,028

Total expenses excluding interest expense	15,881,240	40,800,656	177,604
Interest expense	8,871	697	1

Total expenses	15,890,111	40,801,353	177,605

Less:
Administration fees waived	—	—	(1,997)
Administration fees waived by the Manager — class specific	—	—	(940)
Fees waived and/or reimbursed by the Manager	(1,223)	(58,232)	(129,048)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	—	—	(554)

Total expenses after fees waived and/or reimbursed	15,888,888	40,743,121	45,066

Net investment income (loss)	(4,716,027)	5,458,149	105,532

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	214,582,315	397,159,486	105,641
Investments — affiliated	—	14,283	37
Foreign currency transactions	(10,327)	126,216	2,246
Swaps	—	—	8,662

	$214,571,988	$397,299,985	$116,586

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	264,419,127	(89,361,091)	461,346
Investments — affiliated	—	18,040	—
Foreign currency translations	(8,392)	(2,994)	(447)
Swaps	—	—	3,171

	264,410,735	(89,346,045)	464,070

Net realized and unrealized gain	478,982,723	307,953,940	580,656

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$474,266,696	$313,412,089	$686,188

(a)	Includes $3,851,625 related to a special distribution from TransDigm Group, Inc.

See notes to financial statements.

S T A T E M E N T S O F O P E R A T I O N S	23

Statements of Operations (unaudited) (continued)

Six Months Ended November 30, 2024

	BlackRock Mid-Cap Growth Equity Portfolio	BlackRock Technology Opportunities Fund

INVESTMENT INCOME
Dividends — unaffiliated	$16,622,971	$12,186,488
Dividends — affiliated	240,458	1,298,846
Securities lending income — affiliated — net	454,417	80,247
Foreign taxes withheld	—	(333,326)

Total investment income	17,317,846	13,232,255

EXPENSES
Investment advisory	34,954,003	22,120,205
Transfer agent — class specific	4,680,358	2,844,988
Service and distribution — class specific	3,150,732	4,308,582
Administration	1,897,729	1,039,996
Administration — class specific	1,110,777	582,231
Accounting services	320,896	176,992
Registration	95,158	81,004
Custodian	83,882	46,507
Directors and Officer	50,707	24,381
Printing and postage	46,920	30,942
Professional	30,611	28,129
Miscellaneous	47,074	45,408

Total expenses excluding interest expense	46,468,847	31,329,365
Interest expense	222,576	8,125

Total expenses	46,691,423	31,337,490

Less:
Administration fees waived by the Manager — class specific	(653,175)	(322,352)
Fees waived and/or reimbursed by the Manager	(3,615)	(18,880)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(459,575)	(49,098)

Total expenses after fees waived and/or reimbursed	45,575,058	30,947,160

Net investment loss	(28,257,212)	(17,714,905)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments — unaffiliated	1,169,966,125	751,481,879
Investments — affiliated	196,041	1,768
Foreign currency transactions	2,754	(12,976)

	$1,170,164,920	$751,470,671

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	649,803,191	97,825,408
Investments — affiliated	23,713	(1,571)
Foreign currency translations	(14,111)	6,850

	649,812,793	97,830,687

Net realized and unrealized gain	1,819,977,713	849,301,358

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,791,720,501	$831,586,453

See notes to financial statements.

24	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Changes in Net Assets

	BlackRock Capital Appreciation Fund, Inc.		BlackRock Health Sciences Opportunities Portfolio
	Six Months Ended 11/30/24 (unaudited)	Year Ended 05/31/24	Six Months Ended 11/30/24 (unaudited)	Year Ended 05/31/24

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$(4,716,027)	$(10,611,713)	$5,458,149	$25,316,530
Net realized gain	214,571,988	341,112,234	397,299,985	395,305,992
Net change in unrealized appreciation (depreciation)	264,410,735	713,790,114	(89,346,045)	615,065,988

Net increase in net assets resulting from operations	474,266,696	1,044,290,635	313,412,089	1,035,688,510

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(54,180,906)	(24,574,161)	(142,791,970)	(165,666,116)
Service	—	—	(1,061,471)	(1,218,171)
Investor A	(167,569,969)	(69,431,098)	(100,438,873)	(108,961,191)
Investor C	(5,759,646)	(2,509,299)	(13,002,667)	(16,034,475)
Class K	(35,917,298)	(22,193,494)	(16,517,766)	(17,980,192)
Class R	(2,697,452)	(1,215,316)	(9,050,426)	(8,884,277)

Decrease in net assets resulting from distributions to shareholders	(266,125,271)	(119,923,368)	(282,863,173)	(318,744,422)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	51,825,482	(551,525,947)	(323,988,605)	(872,061,789)

NET ASSETS
Total increase (decrease) in net assets	259,966,907	372,841,320	(293,439,689)	(155,117,701)
Beginning of period	3,484,950,262	3,112,108,942	8,314,133,305	8,469,251,006

End of period	$3,744,917,169	$3,484,950,262	$8,020,693,616	$8,314,133,305

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S	25

Statements of Changes in Net Assets (continued)

	BlackRock Infrastructure Sustainable Opportunities Fund		BlackRock Mid-Cap Growth Equity Portfolio
	Six Months Ended 11/30/24 (unaudited)	Year Ended 05/31/24	Six Months Ended 11/30/24 (unaudited)	Year Ended 05/31/24

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$105,532	$198,809	$(28,257,212)	$(47,778,831)
Net realized gain (loss)	116,586	(375,488)	1,170,164,920	1,006,857,842
Net change in unrealized appreciation (depreciation)	464,070	200,297	649,812,793	1,133,709,179

Net increase in net assets resulting from operations	686,188	23,618	1,791,720,501	2,092,788,190

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(654)	(2,409)	—	—
Investor A	(1,137)	(3,809)	—	—
Class K	(57,026)	(214,945)	—	—

Decrease in net assets resulting from distributions to shareholders	(58,817)	(221,163)	—	—

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(35,124)	102,034	(2,020,736,553)	(1,914,227,253)

NET ASSETS
Total increase (decrease) in net assets	592,247	(95,511)	(229,016,052)	178,560,937
Beginning of period	9,028,871	9,124,382	11,667,139,522	11,488,578,585

End of period	$9,621,118	$9,028,871	$11,438,123,470	$11,667,139,522

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

26	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Changes in Net Assets (continued)

	BlackRock Technology Opportunities Fund
	Six Months Ended 11/30/24 (unaudited)	Year Ended 05/31/24

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment loss	$(17,714,905)	$(27,099,028)
Net realized gain	751,470,671	280,429,599
Net change in unrealized appreciation (depreciation)	97,830,687	1,259,756,995

Net increase in net assets resulting from operations	831,586,453	1,513,087,566

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(44,924,865)	(566,590,067)

NET ASSETS
Total increase in net assets	786,661,588	946,497,499
Beginning of period	5,335,557,974	4,389,060,475

End of period	$6,122,219,562	$5,335,557,974

See notes to financial statements.

S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S	27

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Capital Appreciation Fund, Inc.

	Institutional
	Six Months Ended 11/30/24 (unaudited	)	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20	Year Ended 09/30/19

Net asset value, beginning of period	$41.93		$31.69	$31.98	$43.32	$38.32		$30.52	$33.72

Net investment income (loss)(a)	(0.02	)(b)	(0.06)	0.00 (c)	(0.09)	(0.06)		(0.07)	(0.05)
Net realized and unrealized gain (loss)	5.67		11.51	1.82	(6.14)	7.06		10.81	0.23

Net increase (decrease) from investment operations	5.65		11.45	1.82	(6.23)	7.00		10.74	0.18

Distributions from net realized gain(d)	(2.97)		(1.21)	(2.11)	(5.11)	(2.00)		(2.94)	(3.38)

Net asset value, end of period	$44.61		$41.93	$31.69	$31.98	$43.32		$38.32	$30.52

Total Return(e)
Based on net asset value	14.10	%(f)	37.03%	6.81%	(17.30)%	18.72	%(f)	38.17%	1.77%

Ratios to Average Net Assets(g)
Total expenses	0.72	%(h)	0.75%	0.73%	0.70%	0.72	%(h)	0.75%	0.75%

Total expenses after fees waived and/or reimbursed	0.72	%(h)	0.74%	0.73%	0.70%	0.72	%(h)	0.75%	0.75%

Net investment income (loss)	(0.10	)%(h)	(0.17)%	0.01%	(0.21)%	(0.21	)%(h)	(0.22)%	(0.17)%

Supplemental Data
Net assets, end of period (000)	$853,525		$784,361	$678,965	$943,275	$1,072,833		$911,484	$644,983

Portfolio turnover rate	10%		21%	43%	55%	25%		42%	48%

(a)	Based on average shares outstanding.
(b)	Includes a one-time special distribution from TransDigm Group, Inc. Excluding such special distribution, the net investment income would have been $(0.07) per share and 0.21% of average net assets.
(c)	Amount is less than $0.005 per share.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.

See notes to financial statements.

28	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Capital Appreciation Fund, Inc. (continued)

	Investor A
	Six Months Ended 11/30/24 (unaudited	)	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20	Year Ended 09/30/19

Net asset value, beginning of period	$36.54		$27.77	$28.38	$39.00	$34.74		$27.99	$31.25

Net investment loss(a)	(0.07	)(b)	(0.13)	(0.07)	(0.18)	(0.11)		(0.14)	(0.12)
Net realized and unrealized gain (loss)	4.91		10.04	1.57	(5.39)	6.37		9.83	0.18

Net increase (decrease) from investment operations	4.84		9.91	1.50	(5.57)	6.26		9.69	0.06

Distributions from net realized gain(c)	(2.93)		(1.14)	(2.11)	(5.05)	(2.00)		(2.94)	(3.32)

Net asset value, end of period	$38.45		$36.54	$27.77	$28.38	$39.00		$34.74	$27.99

Total Return(d)
Based on net asset value	13.95	%(e)	36.66%	6.53%	(17.51)%	18.51	%(e)	37.84%	1.48%

Ratios to Average Net Assets(f)
Total expenses	0.97	%(g)	1.00%	1.00%	0.97%	0.97	%(g)	1.01%	1.01%

Total expenses after fees waived and/or reimbursed	0.97	%(g)	0.99%	1.00%	0.97%	0.97	%(g)	1.01%	1.01%

Net investment loss	(0.35	)%(g)	(0.42)%	(0.27)%	(0.48)%	(0.46	)%(g)	(0.48)%	(0.43)%

Supplemental Data
Net assets, end of period (000)	$2,262,413		$2,117,888	$1,723,973	$1,871,340	$2,551,211		$2,195,906	$1,692,630

Portfolio turnover rate	10%		21%	43%	55%	25%		42%	48%

(a)	Based on average shares outstanding.
(b)	Includes a one-time special distribution from TransDigm Group, Inc. Excluding such special distribution, the net investment income would have been $(0.10) per share and 0.21% of average net assets.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	29

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Capital Appreciation Fund, Inc. (continued)

	Investor C
	Six Months Ended 11/30/24 (unaudited	)	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20	Year Ended 09/30/19

Net asset value, beginning of period	$19.74		$15.52	$17.01	$25.27	$23.27		$19.81	$23.29

Net investment loss(a)	(0.11	)(b)	(0.22)	(0.16)	(0.29)	(0.20)		(0.25)	(0.24)
Net realized and unrealized gain (loss)	2.53		5.50	0.78	(3.05)	4.20		6.65	0.04

Net increase (decrease) from investment operations	2.42		5.28	0.62	(3.34)	4.00		6.40	(0.20)

Distributions from net realized gain(c)	(2.89)		(1.06)	(2.11)	(4.92)	(2.00)		(2.94)	(3.28)

Net asset value, end of period	$19.27		$19.74	$15.52	$17.01	$25.27		$23.27	$19.81

Total Return(d)
Based on net asset value	13.48	%(e)	35.61%	5.62%	(18.18)%	17.89	%(e)	36.73%	0.72%

Ratios to Average Net Assets(f)
Total expenses	1.79	%(g)	1.84%	1.84%	1.76%	1.77	%(g)	1.79%	1.81%

Total expenses after fees waived and/or reimbursed	1.79	%(g)	1.83%	1.84%	1.76%	1.77	%(g)	1.79%	1.81%

Net investment loss	(1.18	)%(g)	(1.26)%	(1.11)%	(1.28)%	(1.27	)%(g)	(1.26)%	(1.23)%

Supplemental Data
Net assets, end of period (000)	$42,052		$40,228	$39,581	$48,332	$72,075		$89,336	$195,908

Portfolio turnover rate	10%		21%	43%	55%	25%		42%	48%

(a)	Based on average shares outstanding.
(b)	Includes a one-time special distribution from TransDigm Group, Inc. Excluding such special distribution, the net investment income would have been $(0.13) per share and 0.21% of average net assets.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.

See notes to financial statements.

30	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Capital Appreciation Fund, Inc. (continued)

	Class K
	Six Months Ended 11/30/24 (unaudited	)	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20	Year Ended 09/30/19

Net asset value, beginning of period	$42.46		$32.08	$32.32	$43.71	$38.63		$30.71	$33.91

Net investment income (loss)(a)	(0.01	)(b)	(0.03)	0.02	(0.06)	(0.03)		(0.04)	(0.02)
Net realized and unrealized gain (loss)	5.74		11.65	1.85	(6.20)	7.11		10.90	0.23

Net increase (decrease) from investment operations	5.73		11.62	1.87	(6.26)	7.08		10.86	0.21

Distributions from net realized gain(c)	(2.98)		(1.24)	(2.11)	(5.13)	(2.00)		(2.94)	(3.41)

Net asset value, end of period	$45.21		$42.46	$32.08	$32.32	$43.71		$38.63	$30.71

Total Return(d)
Based on net asset value	14.13	%(e)	37.14%	6.90%	(17.22)%	18.78	%(e)	38.33%	1.86%

Ratios to Average Net Assets(f)
Total expenses	0.65	%(g)	0.65%	0.65%	0.64%	0.63	%(g)	0.64%	0.65%

Total expenses after fees waived and/or reimbursed	0.65	%(g)	0.65%	0.65%	0.63%	0.63	%(g)	0.64%	0.64%

Net investment income (loss)	(0.03	)%(g)	(0.08)%	0.08%	(0.15)%	(0.13	)%(g)	(0.11)%	(0.06)%

Supplemental Data
Net assets, end of period (000)	$561,470		$517,123	$645,860	$646,115	$845,106		$682,107	$552,523

Portfolio turnover rate	10%		21%	43%	55%	25%		42%	48%

(a)	Based on average shares outstanding.
(b)	Includes a one-time special distribution from TransDigm Group, Inc. Excluding such special distribution, the net investment income would have been $(0.05) per share and 0.21% of average net assets.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	31

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Capital Appreciation Fund, Inc. (continued)

	Class R
	Six Months Ended 11/30/24 (unaudited	)	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20	Year Ended 09/30/19

Net asset value, beginning of period	$25.70		$19.86	$21.02	$30.12	$27.30		$22.65	$26.00

Net investment loss(a)	(0.09	)(b)	(0.17)	(0.11)	(0.23)	(0.15)		(0.17)	(0.16)
Net realized and unrealized gain (loss)	3.37		7.10	1.06	(3.88)	4.97		7.76	0.09

Net increase (decrease) from investment operations	3.28		6.93	0.95	(4.11)	4.82		7.59	(0.07)

Distributions from net realized gain(c)	(2.90)		(1.09)	(2.11)	(4.99)	(2.00)		(2.94)	(3.28)

Net asset value, end of period	$26.08		$25.70	$19.86	$21.02	$30.12		$27.30	$22.65

Total Return(d)
Based on net asset value	13.76	%(e)	36.14%	6.17%	(17.82)%	18.26	%(e)	37.45%	1.19%

Ratios to Average Net Assets(f)
Total expenses	1.35	%(g)	1.36%	1.37%	1.33%	1.30	%(g)	1.28%	1.29%

Total expenses after fees waived and/or reimbursed	1.35	%(g)	1.35%	1.36%	1.33%	1.30	%(g)	1.28%	1.29%

Net investment loss	(0.74	)%(g)	(0.78)%	(0.63)%	(0.85)%	(0.80	)%(g)	(0.75)%	(0.71)%

Supplemental Data
Net assets, end of period (000)	$25,457		$25,350	$23,731	$24,371	$36,933		$37,741	$54,828

Portfolio turnover rate	10%		21%	43%	55%	25%		42%	48%

(a)	Based on average shares outstanding.
(b)	Includes a one-time special distribution from TransDigm Group, Inc. Excluding such special distribution, the net investment income would have been $(0.12) per share and 0.21% of average net assets.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.

See notes to financial statements.

32	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Health Sciences Opportunities Portfolio

	Institutional
	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22		Period from 10/01/20 to 05/31/21		Year Ended 09/30/20		Year Ended 09/30/19

Net asset value, beginning of period	$74.83		$68.47	$72.10	$81.77		$75.37		$61.55		$67.67

Net investment income(a)	0.10		0.32	0.34	0.24		0.13		0.19		0.28
Net realized and unrealized gain (loss)	2.74		8.71	1.07	(2.75)		9.66		16.26		(1.64)

Net increase (decrease) from investment operations	2.84		9.03	1.41	(2.51)		9.79		16.45		(1.36)

Distributions(b)
From net investment income	—		(0.33)	(0.38)	(0.16)		(0.13)		(0.32)		(0.23)
From net realized gain	(2.49)		(2.34)	(4.66)	(7.00)		(3.26)		(2.31)		(4.53)

Total distributions	(2.49)		(2.67)	(5.04)	(7.16)		(3.39)		(2.63)		(4.76)

Net asset value, end of period	$75.18		$74.83	$68.47	$72.10		$81.77		$75.37		$61.55

Total Return(c)
Based on net asset value	3.83	%(d)	13.57%	2.25%	(3.55	)%(e)	13.37	%(d)	27.34	%(f)	(1.84)%

Ratios to Average Net Assets(g)
Total expenses	0.83	%(h)	0.84%	0.84%	0.85%		0.84	%(h)	0.85%		0.85%

Total expenses after fees waived and/or reimbursed	0.83	%(h)	0.84%	0.84%	0.85%		0.84	%(h)	0.85%		0.84%

Net investment income	0.27	%(h)	0.45%	0.49%	0.31%		0.24	%(h)	0.28%		0.45%

Supplemental Data
Net assets, end of period (000)	$4,163,988		$4,374,721	$4,436,816	$5,062,514		$5,990,131		$5,133,191		$3,095,352

Portfolio turnover rate	16%		27%	29%	51%		19%		28%		41%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	33

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Health Sciences Opportunities Portfolio (continued)

	Service
	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22		Period from 10/01/20 to 05/31/21		Year Ended 09/30/20		Year Ended 09/30/19

Net asset value, beginning of period	$70.27		$64.44	$68.16	$77.63		$71.63		$58.66		$64.73

Net investment income (loss)(a)	(0.02)		0.10	0.13	0.01		(0.03)		(0.01)		0.08
Net realized and unrealized gain (loss)	2.57		8.20	1.00	(2.61)		9.18		15.48		(1.57)

Net increase (decrease) from investment operations	2.55		8.30	1.13	(2.60)		9.15		15.47		(1.49)

Distributions(b)
From net investment income	—		(0.13)	(0.19)	—		—		(0.19)		(0.05)
From net realized gain	(2.49)		(2.34)	(4.66)	(6.87)		(3.15)		(2.31)		(4.53)

Total distributions	(2.49)		(2.47)	(4.85)	(6.87)		(3.15)		(2.50)		(4.58)

Net asset value, end of period	$70.33		$70.27	$64.44	$68.16		$77.63		$71.63		$58.66

Total Return(c)
Based on net asset value	3.66	%(d)	13.24%	1.94%	(3.83	)%(e)	13.15	%(d)	26.96	%(f)	(2.16)%

Ratios to Average Net Assets(g)
Total expenses	1.15	%(h)	1.14%	1.14%	1.14%		1.14	%(h)	1.15%		1.15%

Total expenses after fees waived and/or reimbursed	1.15	%(h)	1.14%	1.14%	1.14%		1.14	%(h)	1.15%		1.15%

Net investment income (loss)	(0.05	)%(h)	0.15%	0.19%	0.02%		(0.07	)%(h)	(0.02)%		0.14%

Supplemental Data
Net assets, end of period (000)	$29,921		$31,141	$33,055	$36,625		$43,825		$40,252		$34,708

Portfolio turnover rate	16%		27%	29%	51%		19%		28%		41%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.

See notes to financial statements.

34	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Health Sciences Opportunities Portfolio (continued)

	Investor A
	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22		Period from 10/01/20 to 05/31/21		Year Ended 09/30/20		Year Ended 09/30/19

Net asset value, beginning of period	$69.88		$64.11	$67.84	$77.31		$71.37		$58.45		$64.50

Net investment income (loss)(a)	0.01		0.13	0.16	0.05		(0.01)		0.01		0.10
Net realized and unrealized gain (loss)	2.55		8.15	0.99	(2.59)		9.15		15.42		(1.56)

Net increase (decrease) from investment operations	2.56		8.28	1.15	(2.54)		9.14		15.43		(1.46)

Distributions(b)
From net investment income	—		(0.17)	(0.22)	—		—		(0.20)		(0.06)
From net realized gain	(2.49)		(2.34)	(4.66)	(6.93)		(3.20)		(2.31)		(4.53)

Total distributions	(2.49)		(2.51)	(4.88)	(6.93)		(3.20)		(2.51)		(4.59)

Net asset value, end of period	$69.95		$69.88	$64.11	$67.84		$77.31		$71.37		$58.45

Total Return(c)
Based on net asset value	3.69	%(d)	13.28%	1.99%	(3.78	)%(e)	13.18	%(d)	26.99	%(f)	(2.11)%

Ratios to Average Net Assets(g)
Total expenses	1.08	%(h)	1.09%	1.09%	1.09%		1.10	%(h)	1.11%		1.12%

Total expenses after fees waived and/or reimbursed	1.08	%(h)	1.09%	1.09%	1.09%		1.10	%(h)	1.11%		1.12%

Net investment income (loss)	0.02	%(h)	0.20%	0.24%	0.07%		(0.02	)%(h)	0.01%		0.17%

Supplemental Data
Net assets, end of period (000)	$2,795,605		$2,851,925	$2,865,706	$3,151,912		$3,496,818		$3,135,882		$2,598,888

Portfolio turnover rate	16%		27%	29%	51%		19%		28%		41%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	35

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Health Sciences Opportunities Portfolio (continued)

	Investor C
	Six Months Ended 11/30/24 (unaudited	)	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22		Period from 10/01/20 to 05/31/21		Year Ended 09/30/20		Year Ended 09/30/19

Net asset value, beginning of period	$57.16		$53.11	$57.24	$66.15		$61.38		$50.74		$56.55

Net investment loss(a)	(0.21)		(0.31)	(0.27)	(0.43)		(0.33)		(0.40)		(0.28)
Net realized and unrealized gain (loss)	2.09		6.70	0.80	(2.17)		7.85		13.34		(1.38)

Net increase (decrease) from investment operations	1.88		6.39	0.53	(2.60)		7.52		12.94		(1.66)

Distributions from net realized gain(b)	(2.49)		(2.34)	(4.66)	(6.31)		(2.75)		(2.30)		(4.15)

Net asset value, end of period	$56.55		$57.16	$53.11	$57.24		$66.15		$61.38		$50.74

Total Return(c)
Based on net asset value	3.32	%(d)	12.42%	1.22%	(4.50	)%(e)	12.61	%(d)	26.09	%(f)	(2.82)%

Ratios to Average Net Assets(g)
Total expenses	1.84	%(h)	1.86%	1.85%	1.84%		1.84	%(h)	1.85%		1.85%

Total expenses after fees waived and/or reimbursed	1.84	%(h)	1.86%	1.85%	1.84%		1.84	%(h)	1.85%		1.85%

Net investment loss	(0.74	)%(h)	(0.57)%	(0.51)%	(0.68)%		(0.77	)%(h)	(0.72)%		(0.56)%

Supplemental Data
Net assets, end of period (000)	$275,602		$311,994	$404,306	$542,880		$719,525		$773,522		$745,636

Portfolio turnover rate	16%		27%	29%	51%		19%		28%		41%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.

See notes to financial statements.

36	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Health Sciences Opportunities Portfolio (continued)

	Class K
	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22		Period from 10/01/20 to 05/31/21		Year Ended 09/30/20		Year Ended 09/30/19

Net asset value, beginning of period	$74.95		$68.58	$72.21	$81.91		$75.50		$61.63		$67.75

Net investment income(a)	0.13		0.39	0.40	0.33		0.18		0.27		0.34
Net realized and unrealized gain (loss)	2.75		8.72	1.08	(2.77)		9.68		16.28		(1.65)

Net increase (decrease) from investment operations	2.88		9.11	1.48	(2.44)		9.86		16.55		(1.31)

Distributions(b)
From net investment income	—		(0.40)	(0.45)	(0.26)		(0.19)		(0.37)		(0.28)
From net realized gain	(2.49)		(2.34)	(4.66)	(7.00)		(3.26)		(2.31)		(4.53)

Total distributions	(2.49)		(2.74)	(5.11)	(7.26)		(3.45)		(2.68)		(4.81)

Net asset value, end of period	$75.34		$74.95	$68.58	$72.21		$81.91		$75.50		$61.63

Total Return(c)
Based on net asset value	3.87	%(d)	13.68%	2.34%	(3.44	)%(e)	13.45	%(d)	27.47	%(f)	(1.75)%

Ratios to Average Net Assets(g)
Total expenses	0.75	%(h)	0.75%	0.75%	0.74%		0.74	%(h)	0.75%		0.75%

Total expenses after fees waived and/or reimbursed	0.74	%(h)	0.75%	0.75%	0.74%		0.74	%(h)	0.75%		0.75%

Net investment income	0.35	%(h)	0.54%	0.59%	0.42%		0.34	%(h)	0.39%		0.55%

Supplemental Data
Net assets, end of period (000)	$510,774		$496,504	$487,287	$436,984		$464,179		$344,822		$171,517

Portfolio turnover rate	16%		27%	29%	51%		19%		28%		41%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	37

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Health Sciences Opportunities Portfolio (continued)

	Class R
	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22		Period from 10/01/20 to 05/31/21		Year Ended 09/30/20		Year Ended 09/30/19

Net asset value, beginning of period	$67.59		$62.14	$65.94	$75.28		$69.54		$57.05		$63.09

Net investment loss(a)	(0.12)		(0.11)	(0.08)	(0.21)		(0.18)		(0.20)		(0.09)
Net realized and unrealized gain (loss)	2.47		7.90	0.96	(2.52)		8.91		15.05		(1.53)

Net increase (decrease) from investment operations	2.35		7.79	0.88	(2.73)		8.73		14.85		(1.62)

Distributions(b)
From net investment income	—		—	(0.02)	—		—		(0.05)		—
From net realized gain	(2.49)		(2.34)	(4.66)	(6.61)		(2.99)		(2.31)		(4.42)

Total distributions	(2.49)		(2.34)	(4.68)	(6.61)		(2.99)		(2.36)		(4.42)

Net asset value, end of period	$67.45		$67.59	$62.14	$65.94		$75.28		$69.54		$57.05

Total Return(c)
Based on net asset value	3.50	%(d)	12.88%	1.62%	(4.12	)%(e)	12.91	%(d)	26.60	%(f)	(2.44)%

Ratios to Average Net Assets(g)
Total expenses	1.44	%(h)	1.46%	1.46%	1.45%		1.44	%(h)	1.45%		1.45%

Total expenses after fees waived and/or reimbursed	1.44	%(h)	1.46%	1.46%	1.45%		1.44	%(h)	1.45%		1.45%

Net investment loss	(0.34	)%(h)	(0.17)%	(0.13)%	(0.29)%		(0.37	)%(h)	(0.32)%		(0.15)%

Supplemental Data
Net assets, end of period (000)	$244,804		$247,848	$242,080	$263,195		$289,676		$260,488		$224,862

Portfolio turnover rate	16%		27%	29%	51%		19%		28%		41%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.

See notes to financial statements.

38	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Infrastructure Sustainable Opportunities Fund

	Institutional
	Six Months Ended 11/30/24 (unaudited	)	Year Ended 05/31/24		Year Ended 05/31/23		Period from 09/30/21 to 05/31/22	(a)

Net asset value, beginning of period	$8.84		$9.04		$9.97		$10.00

Net investment income(b)	0.10		0.19		0.14		0.07
Net realized and unrealized gain (loss)	0.58		(0.18)		(0.68)		(0.02)

Net increase (decrease) from investment operations	0.68		0.01		(0.54)		0.05

Distributions(c)
From net investment income	(0.06)		(0.21)		(0.13)		(0.04)
From net realized gain	—		—		(0.26)		(0.04)

Total distributions	(0.06)		(0.21)		(0.39)		(0.08)

Net asset value, end of period	$9.46		$8.84		$9.04		$9.97

Total Return(d)
Based on net asset value	7.69	%(e)	0.13%		(5.32)%		0.45	%(e)

Ratios to Average Net Assets(f)
Total expenses	3.93	%(g)	4.73%		4.54%		3.62	%(g)(h)

Total expenses after fees waived and/or reimbursed	1.00	%(g)	1.00%		1.00%		1.00	%(g)

Net investment income	2.20	%(g)	2.22%		1.60%		1.09	%(g)

Supplemental Data
Net assets, end of period (000)	$111		$102		$102		$107

Portfolio turnover rate	59%		57	%(i)	104	%(i)	70	%(i)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.45%.
(i)	Excludes underlying investments in total return swaps.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	39

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Infrastructure Sustainable Opportunities Fund (continued)

	Investor A
	Six Months Ended 11/30/24 (unaudited	)	Year Ended 05/31/24		Year Ended 05/31/23		Period from 09/30/21 to 05/31/22	(a)

Net asset value, beginning of period	$8.83		$9.03		$9.96		$10.00

Net investment income(b)	0.09		0.17		0.13		0.06
Net realized and unrealized gain (loss)	0.58		(0.17)		(0.69)		(0.03)

Net increase (decrease) from investment operations	0.67		0.00	(c)	(0.56)		0.03

Distributions(d)
From net investment income	(0.05)		(0.20)		(0.11)		(0.03)
From net realized gain	—		—		(0.26)		(0.04)

Total distributions	(0.05)		(0.20)		(0.37)		(0.07)

Net asset value, end of period	$9.45		$8.83		$9.03		$9.96

Total Return(e)
Based on net asset value	7.58	%(f)	(0.08)%		(5.55)%		0.29	%(f)

Ratios to Average Net Assets(g)
Total expenses	4.32	%(h)	5.05%		4.75%		3.88	%(h)(i)

Total expenses after fees waived and/or reimbursed	1.25	%(h)	1.25%		1.25%		1.25	%(h)

Net investment income	2.03	%(h)	1.97%		1.41%		0.84	%(h)

Supplemental Data
Net assets, end of period (000)	$230		$253		$156		$109

Portfolio turnover rate	59%		57	%(j)	104	%(j)	70	%(j)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Amount is less than $0.005 per share.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.71%.
(j)	Excludes underlying investments in total return swaps.

See notes to financial statements.

40	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Infrastructure Sustainable Opportunities Fund (continued)

	Class K
	Six Months Ended 11/30/24 (unaudited	)	Year Ended 05/31/24		Year Ended 05/31/23		Period from 09/30/21 to 05/31/22	(a)

Net asset value, beginning of period	$8.85		$9.04		$9.97		$10.00

Net investment income(b)	0.10		0.20		0.15		0.08
Net realized and unrealized gain (loss)	0.57		(0.17)		(0.69)		(0.03)

Net increase (decrease) from investment operations	0.67		0.03		(0.54)		0.05

Distributions(c)
From net investment income	(0.06)		(0.22)		(0.13)		(0.04)
From net realized gain	—		—		(0.26)		(0.04)

Total distributions	(0.06)		(0.22)		(0.39)		(0.08)

Net asset value, end of period	$9.46		$8.85		$9.04		$9.97

Total Return(d)
Based on net asset value	7.58	%(e)	0.29%		(5.27)%		0.46	%(e)

Ratios to Average Net Assets(f)
Total expenses	3.76	%(g)	4.41%		4.33%		3.36	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.95	%(g)	0.95%		0.95%		0.95	%(g)

Net investment income	2.25	%(g)	2.27%		1.65%		1.13	%(g)

Supplemental Data
Net assets, end of period (000)	$9,280		$8,674		$8,866		$9,777

Portfolio turnover rate	59%		57	%(i)	104	%(i)	70	%(i)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.21%.
(i)	Excludes underlying investments in total return swaps.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	41

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Mid-Cap Growth Equity Portfolio

	Institutional
	Six Months Ended 11/30/24 (unaudited	)	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20	Year Ended 09/30/19

Net asset value, beginning of period	$39.18		$32.79	$32.83	$45.95	$36.56		$28.68	$27.87

Net investment loss(a)	(0.10)		(0.14)	(0.08)	(0.23)	(0.15)		(0.14)	(0.09)
Net realized and unrealized gain (loss)	7.07		6.53	0.04	(10.52)	9.54		8.14	1.95

Net increase (decrease) from investment operations	6.97		6.39	(0.04)	(10.75)	9.39		8.00	1.86

Distributions from net realized gain(b)	—		—	—	(2.37)	—		(0.12)	(1.05)

Net asset value, end of period	$46.15		$39.18	$32.79	$32.83	$45.95		$36.56	$28.68

Total Return(c)
Based on net asset value	17.79	%(d)	19.49%	(0.12)%	(24.87)%	25.68	%(d)	27.98%	7.43%

Ratios to Average Net Assets(e)
Total expenses	0.83	%(f)	0.85%	0.84%	0.81%	0.80	%(f)	0.85%	0.87%

Total expenses after fees waived and/or reimbursed	0.80	%(f)	0.80%	0.80%	0.80%	0.80	%(f)	0.80%	0.80%

Net investment loss	(0.49	)%(f)	(0.38)%	(0.25)%	(0.52)%	(0.52	)%(f)	(0.43)%	(0.34)%

Supplemental Data
Net assets, end of period (000)	$4,892,015		$5,194,320	$5,266,832	$7,095,644	$9,260,191		$6,003,280	$2,700,531

Portfolio turnover rate	38%		48%	46%	28%	22%		35%	38%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

42	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Mid-Cap Growth Equity Portfolio (continued)

	Service
	Six Months Ended 11/30/24 (unaudited	)	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20	Year Ended 09/30/19

Net asset value, beginning of period	$34.85		$29.23	$29.34	$41.34	$32.95		$25.92	$25.30

Net investment loss(a)	(0.13)		(0.21)	(0.14)	(0.31)	(0.20)		(0.19)	(0.15)
Net realized and unrealized gain (loss)	6.27		5.83	0.03	(9.39)	8.59		7.34	1.76

Net increase (decrease) from investment operations	6.14		5.62	(0.11)	(9.70)	8.39		7.15	1.61

Distributions from net realized gain(b)	—		—	—	(2.30)	—		(0.12)	(0.99)

Net asset value, end of period	$40.99		$34.85	$29.23	$29.34	$41.34		$32.95	$25.92

Total Return(c)
Based on net asset value	17.62	%(d)	19.23%	(0.38)%	(25.06)%	25.46	%(d)	27.68%	7.15%

Ratios to Average Net Assets(e)
Total expenses	1.14	%(f)	1.12%	1.10%	1.09%	1.10	%(f)	1.11%	1.16%

Total expenses after fees waived and/or reimbursed	1.05	%(f)	1.05%	1.05%	1.05%	1.05	%(f)	1.05%	1.05%

Net investment loss	(0.74	)%(f)	(0.63)%	(0.50)%	(0.77)%	(0.78	)%(f)	(0.67)%	(0.59)%

Supplemental Data
Net assets, end of period (000)	$59,904		$59,731	$62,693	$81,276	$104,997		$83,680	$61,293

Portfolio turnover rate	38%		48%	46%	28%	22%		35%	38%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	43

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Mid-Cap Growth Equity Portfolio (continued)

	Investor A
	Six Months Ended 11/30/24 (unaudited	)	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20	Year Ended 09/30/19

Net asset value, beginning of period	$33.20		$27.85	$27.96	$39.50	$31.48		$24.78	$24.22

Net investment loss(a)	(0.13)		(0.20)	(0.14)	(0.29)	(0.19)		(0.18)	(0.14)
Net realized and unrealized gain (loss)	5.99		5.55	0.03	(8.94)	8.21		7.00	1.68

Net increase (decrease) from investment operations	5.86		5.35	(0.11)	(9.23)	8.02		6.82	1.54

Distributions from net realized gain(b)	—		—	—	(2.31)	—		(0.12)	(0.98)

Net asset value, end of period	$39.06		$33.20	$27.85	$27.96	$39.50		$31.48	$24.78

Total Return(c)
Based on net asset value	17.65	%(d)	19.21%	(0.39)%	(25.05)%	25.48	%(d)	27.61%	7.17%

Ratios to Average Net Assets(e)
Total expenses	1.11	%(f)	1.13%	1.13%	1.09%	1.09	%(f)	1.14%	1.16%

Total expenses after fees waived and/or reimbursed	1.05	%(f)	1.05%	1.05%	1.05%	1.05	%(f)	1.05%	1.05%

Net investment loss	(0.74	)%(f)	(0.63)%	(0.50)%	(0.78)%	(0.78	)%(f)	(0.67)%	(0.58)%

Supplemental Data
Net assets, end of period (000)	$1,733,971		$1,622,438	$1,637,289	$1,913,190	$2,577,151		$1,917,773	$1,335,467

Portfolio turnover rate	38%		48%	46%	28%	22%		35%	38%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

44	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Mid-Cap Growth Equity Portfolio (continued)

	Investor C
	Six Months Ended 11/30/24 (unaudited	)	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20	Year Ended 09/30/19

Net asset value, beginning of period	$24.48		$20.69	$20.93	$30.22	$24.20		$19.21	$19.04

Net investment loss(a)	(0.19)		(0.32)	(0.25)	(0.43)	(0.29)		(0.30)	(0.24)
Net realized and unrealized gain (loss)	4.40		4.11	0.01	(6.67)	6.31		5.41	1.28

Net increase (decrease) from investment operations	4.21		3.79	(0.24)	(7.10)	6.02		5.11	1.04

Distributions from net realized gain(b)	—		—	—	(2.19)	—		(0.12)	(0.87)

Net asset value, end of period	$28.69		$24.48	$20.69	$20.93	$30.22		$24.20	$19.21

Total Return(c)
Based on net asset value	17.20	%(d)	18.32%	(1.15)%	(25.61)%	24.88	%(d)	26.72%	6.33%

Ratios to Average Net Assets(e)
Total expenses	1.81	%(f)	1.84%	1.83%	1.78%	1.80	%(f)	1.84%	1.86%

Total expenses after fees waived and/or reimbursed	1.80	%(f)	1.80%	1.80%	1.78%	1.79	%(f)	1.80%	1.80%

Net investment loss	(1.49	)%(f)	(1.38)%	(1.25)%	(1.51)%	(1.52	)%(f)	(1.42)%	(1.33)%

Supplemental Data
Net assets, end of period (000)	$186,860		$184,966	$194,849	$243,284	$357,360		$280,143	$209,923

Portfolio turnover rate	38%		48%	46%	28%	22%		35%	38%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	45

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Mid-Cap Growth Equity Portfolio (continued)

	Class K
	Six Months Ended 11/30/24 (unaudited	)	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20		Year Ended 09/30/19

Net asset value, beginning of period	$39.42		$32.95	$32.96	$46.10	$36.66		$28.74		$27.93

Net investment loss(a)	(0.08)		(0.11)	(0.05)	(0.17)	(0.12)		(0.12)		(0.09)
Net realized and unrealized gain (loss)	7.11		6.58	0.04	(10.58)	9.56		8.16		1.96

Net increase (decrease) from investment operations	7.03		6.47	(0.01)	(10.75)	9.44		8.04		1.87

Distributions from net realized gain(b)	—		—	—	(2.39)	—		(0.12)		(1.06)

Net asset value, end of period	$46.45		$39.42	$32.95	$32.96	$46.10		$36.66		$28.74

Total Return(c)
Based on net asset value	17.83	%(d)	19.64%	(0.03)%	(24.79)%	25.75	%(d)	28.06%		7.47%

Ratios to Average Net Assets(e)
Total expenses	0.70	%(f)	0.71%	0.71%	0.70%	0.70	%(f)	0.73	%(g)	0.76	%(h)

Total expenses after fees waived and/or reimbursed	0.70	%(f)	0.71%	0.71%	0.70%	0.70	%(f)	0.73%		0.75%

Net investment loss	(0.39	)%(f)	(0.29)%	(0.15)%	(0.40)%	(0.42	)%(f)	(0.36)%		(0.31)%

Supplemental Data
Net assets, end of period (000)	$4,474,464		$4,520,357	$4,233,488	$4,376,642	$3,674,402		$2,011,727		$652,138

Portfolio turnover rate	38%		48%	46%	28%	22%		35%		38%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
(h)

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended September 30, 2019, the expense ratio would have been 0.75%.

See notes to financial statements.

46	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Mid-Cap Growth Equity Portfolio (continued)

	Class R
	Six Months Ended 11/30/24 (unaudited	)	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20	Year Ended 09/30/19

Net asset value, beginning of period	$32.23		$27.11	$27.28	$38.65	$30.85		$24.34	$23.83

Net investment loss(a)	(0.17)		(0.26)	(0.20)	(0.37)	(0.25)		(0.24)	(0.19)
Net realized and unrealized gain (loss)	5.81		5.38	0.03	(8.73)	8.05		6.87	1.65

Net increase (decrease) from investment operations	5.64		5.12	(0.17)	(9.10)	7.80		6.63	1.46

Distributions from net realized gain(b)	—		—	—	(2.27)	—		(0.12)	(0.95)

Net asset value, end of period	$37.87		$32.23	$27.11	$27.28	$38.65		$30.85	$24.34

Total Return(c)
Based on net asset value	17.50	%(d)	18.89%	(0.62)%	(25.24)%	25.28	%(d)	27.33%	6.89%

Ratios to Average Net Assets(e)
Total expenses	1.42	%(f)	1.41%	1.42%	1.40%	1.39	%(f)	1.45%	1.47%

Total expenses after fees waived and/or reimbursed	1.30	%(f)	1.30%	1.30%	1.30%	1.30	%(f)	1.30%	1.30%

Net investment loss	(0.99	)%(f)	(0.88)%	(0.75)%	(1.02)%	(1.03	)%(f)	(0.92)%	(0.83)%

Supplemental Data
Net assets, end of period (000)	$90,910		$85,328	$93,427	$93,527	$98,300		$59,411	$40,999

Portfolio turnover rate	38%		48%	46%	28%	22%		35%	38%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	47

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Technology Opportunities Fund

	Institutional
	Six Months Ended 11/30/24 (unaudited	)	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20	Year Ended 09/30/19

Net asset value, beginning of period	$65.44		$47.74	$45.31	$64.81	$55.33		$32.63	$31.83

Net investment loss(a)	(0.17)		(0.23)	(0.13)	(0.30)	(0.28)		(0.22)	(0.10)
Net realized and unrealized gain (loss)	10.48		17.93	2.56	(14.51)	12.67		23.43	1.20

Net increase (decrease) from investment operations	10.31		17.70	2.43	(14.81)	12.39		23.21	1.10

Distributions from net realized gain(b)	—		—	—	(4.69)	(2.91)		(0.51)	(0.30)

Net asset value, end of period	$75.75		$65.44	$47.74	$45.31	$64.81		$55.33	$32.63

Total Return(c)
Based on net asset value	15.75	%(d)	37.08%	5.36%	(25.09)%	22.68	%(d)	72.07%	3.63%

Ratios to Average Net Assets(e)
Total expenses	0.93	%(f)	0.97%	0.98%	0.94%	0.92	%(f)	0.98%	1.02%

Total expenses after fees waived and/or reimbursed	0.92	%(f)	0.92%	0.92%	0.92%	0.92	%(f)	0.92%	0.92%

Net investment loss	(0.47	)%(f)	(0.41)%	(0.30)%	(0.48)%	(0.66	)%(f)	(0.50)%	(0.32)%

Supplemental Data
Net assets, end of period (000)	$3,165,792		$2,751,350	$2,316,550	$2,943,616	$4,958,187		$3,641,519	$1,033,286

Portfolio turnover rate	28%		21%	39%	29%	25%		27%	33%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

48	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Technology Opportunities Fund (continued)

	Service
	Six Months Ended 11/30/24 (unaudited	)	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20	Year Ended 09/30/19

Net asset value, beginning of period	$60.78		$44.45	$42.30	$60.86	$52.20		$30.88	$30.22

Net investment loss(a)	(0.24)		(0.34)	(0.21)	(0.42)	(0.37)		(0.30)	(0.17)
Net realized and unrealized gain (loss)	9.73		16.67	2.36	(13.52)	11.94		22.13	1.13

Net increase (decrease) from investment operations	9.49		16.33	2.15	(13.94)	11.57		21.83	0.96

Distributions from net realized gain(b)	—		—	—	(4.62)	(2.91)		(0.51)	(0.30)

Net asset value, end of period	$70.27		$60.78	$44.45	$42.30	$60.86		$52.20	$30.88

Total Return(c)
Based on net asset value	15.62	%(d)	36.74%	5.08%	(25.28)%	22.46	%(d)	71.68%	3.36%

Ratios to Average Net Assets(e)
Total expenses	1.21	%(f)	1.21%	1.20%	1.19%	1.17	%(f)	1.19%	1.25	%(g)

Total expenses after fees waived and/or reimbursed	1.17	%(f)	1.17%	1.17%	1.17%	1.16	%(f)	1.17%	1.17%

Net investment loss	(0.71	)%(f)	(0.67)%	(0.55)%	(0.73)%	(0.90	)%(f)	(0.74)%	(0.57)%

Supplemental Data
Net assets, end of period (000)	$56,019		$46,993	$47,332	$55,439	$83,886		$50,710	$20,429

Portfolio turnover rate	28%		21%	39%	29%	25%		27%	33%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	49

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Technology Opportunities Fund (continued)

	Investor A
	Six Months Ended 11/30/24 (unaudited	)	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20	Year Ended 09/30/19

Net asset value, beginning of period	$59.29		$43.37	$41.27	$59.47	$51.06		$30.22	$29.58

Net investment loss(a)	(0.23)		(0.33)	(0.21)	(0.41)	(0.36)		(0.29)	(0.17)
Net realized and unrealized gain (loss)	9.49		16.25	2.31	(13.19)	11.68		21.64	1.11

Net increase (decrease) from investment operations	9.26		15.92	2.10	(13.60)	11.32		21.35	0.94

Distributions from net realized gain(b)	—		—	—	(4.60)	(2.91)		(0.51)	(0.30)

Net asset value, end of period	$68.55		$59.29	$43.37	$41.27	$59.47		$51.06	$30.22

Total Return(c)
Based on net asset value	15.62	%(d)	36.71%	5.09%	(25.28)%	22.48	%(d)	71.65%	3.36%

Ratios to Average Net Assets(e)
Total expenses	1.19	%(f)	1.21%	1.23%	1.21%	1.19	%(f)	1.25%	1.29%

Total expenses after fees waived and/or reimbursed	1.17	%(f)	1.17%	1.17%	1.17%	1.17	%(f)	1.17%	1.17%

Net investment loss	(0.72	)%(f)	(0.66)%	(0.54)%	(0.73)%	(0.91	)%(f)	(0.74)%	(0.58)%

Supplemental Data
Net assets, end of period (000)	$2,188,541		$1,959,752	$1,572,976	$1,695,648	$2,524,052		$1,773,399	$672,110

Portfolio turnover rate	28%		21%	39%	29%	25%		27%	33%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

50	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Technology Opportunities Fund (continued)

	Investor C
	Six Months Ended 11/30/24 (unaudited	)	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20	Year Ended 09/30/19

Net asset value, beginning of period	$46.92		$34.58	$33.17	$48.77	$42.52		$25.43	$25.13

Net investment loss(a)	(0.37)		(0.56)	(0.40)	(0.68)	(0.54)		(0.48)	(0.32)
Net realized and unrealized gain (loss)	7.51		12.90	1.81	(10.52)	9.70		18.08	0.92

Net increase (decrease) from investment operations	7.14		12.34	1.41	(11.20)	9.16		17.60	0.60

Distributions from net realized gain(b)	—		—	—	(4.40)	(2.91)		(0.51)	(0.30)

Net asset value, end of period	$54.06		$46.92	$34.58	$33.17	$48.77		$42.52	$25.43

Total Return(c)
Based on net asset value	15.22	%(d)	35.68%	4.25%	(25.81)%	21.89	%(d)	70.39%	2.60%

Ratios to Average Net Assets(e)
Total expenses	1.92	%(f)	1.97%	1.98%	1.92%	1.91	%(f)	1.98%	2.02%

Total expenses after fees waived and/or reimbursed	1.91	%(f)	1.92%	1.92%	1.91%	1.90	%(f)	1.92%	1.92%

Net investment loss	(1.46	)%(f)	(1.42)%	(1.30)%	(1.47)%	(1.65	)%(f)	(1.49)%	(1.33)%

Supplemental Data
Net assets, end of period (000)	$312,839		$292,034	$259,247	$291,802	$427,435		$317,792	$152,505

Portfolio turnover rate	28%		21%	39%	29%	25%		27%	33%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	51

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Technology Opportunities Fund (continued)

	Class K
	Six Months Ended 11/30/24 (unaudited	)	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Period from 12/10/19 to 09/30/20	(a)

Net asset value, beginning of period	$65.61		$47.83	$45.37	$64.89	$55.36		$34.59

Net investment loss(b)	(0.13)		(0.19)	(0.10)	(0.24)	(0.24)		(0.16)
Net realized and unrealized gain (loss)	10.50		17.97	2.56	(14.55)	12.68		20.93

Net increase (decrease) from investment operations	10.37		17.78	2.46	(14.79)	12.44		20.77

Distributions from net realized gain(c)	—		—	—	(4.73)	(2.91)		—

Net asset value, end of period	$75.98		$65.61	$47.83	$45.37	$64.89		$55.36

Total Return(d)
Based on net asset value	15.81	%(e)	37.17%	5.42%	(25.05)%	22.77	%(e)	60.05	%(e)

Ratios to Average Net Assets(f)
Total expenses	0.83	%(g)	0.85%	0.87%	0.84%	0.83	%(g)	0.87	%(g)

Total expenses after fees waived and/or reimbursed	0.83	%(g)	0.85%	0.87%	0.83%	0.82	%(g)	0.86	%(g)

Net investment loss	(0.38	)%(g)	(0.34)%	(0.24)%	(0.38)%	(0.56	)%(g)	(0.46	)%(g)

Supplemental Data
Net assets, end of period (000)	$349,269		$241,109	$157,185	$135,879	$122,568		$75,426

Portfolio turnover rate	28%		21%	39%	29%	25%		27	%(h)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover is representative of the Fund for the entire year.

See notes to financial statements.

52	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Technology Opportunities Fund (continued)

	Class R
	Six Months Ended 11/30/24 (unaudited	)	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20	Year Ended 09/30/19

Net asset value, beginning of period	$59.25		$43.44	$41.44	$59.75	$51.37		$30.48	$29.90

Net investment loss(a)	(0.31)		(0.46)	(0.30)	(0.56)	(0.46)		(0.38)	(0.24)
Net realized and unrealized gain (loss)	9.48		16.27	2.30	(13.25)	11.75		21.78	1.12

Net increase (decrease) from investment operations	9.17		15.81	2.00	(13.81)	11.29		21.40	0.88

Distributions from net realized gain(b)	—		—	—	(4.50)	(2.91)		(0.51)	(0.30)

Net asset value, end of period	$68.42		$59.25	$43.44	$41.44	$59.75		$51.37	$30.48

Total Return(c)
Based on net asset value	15.48	%(d)	36.39%	4.83%	(25.47)%	22.28	%(d)	71.20%	3.12%

Ratios to Average Net Assets(e)
Total expenses	1.53	%(f)	1.55%	1.58%	1.54%	1.50	%(f)	1.57%	1.60%

Total expenses after fees waived and/or reimbursed	1.42	%(f)	1.42%	1.42%	1.42%	1.42	%(f)	1.42%	1.42%

Net investment loss	(0.97	)%(f)	(0.91)%	(0.79)%	(0.98)%	(1.17	)%(f)	(0.99)%	(0.83)%

Supplemental Data
Net assets, end of period (000)	$49,760		$44,320	$35,771	$35,001	$50,186		$38,907	$18,799

Portfolio turnover rate	28%		21%	39%	29%	25%		27%	33%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	53

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

BlackRock Capital Appreciation Fund, Inc. (the “Corporation”) and BlackRock FundsSM (the “Trust”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Corporation is organized as a Maryland corporation. The Trust is organized as a Massachusetts business trust. BlackRock Capital Appreciation Fund, Inc. is the only series of the Corporation. BlackRock Health Sciences Opportunities Portfolio, BlackRock Infrastructure Sustainable Opportunities Fund, BlackRock Mid-Cap Growth Equity Portfolio and BlackRock Technology Opportunities Fund are series of the Trust. The following are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock Capital Appreciation Fund, Inc.	Capital Appreciation	Diversified
BlackRock Health Sciences Opportunities Portfolio	Health Sciences Opportunities	Diversified
BlackRock Infrastructure Sustainable Opportunities Fund	Infrastructure Sustainable Opportunities	Non-Diversified
BlackRock Mid-Cap Growth Equity Portfolio	Mid-Cap Growth Equity	Diversified
BlackRock Technology Opportunities Fund	Technology Opportunities	Diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional, Service and Class K Shares are sold only to certain eligible investors. Service, Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Class R Shares are sold only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional, Service and Class K Shares	No	No		None
Investor A Shares	Yes	No	(a)	None
Investor C Shares	No	Yes	(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

The Board of Directors of the Corporation and the Board of Trustees of the Trust are collectively referred to throughout this report as the “Board”, and the directors/trustees thereof are collectively referred to throughout this report as “Directors”.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

ForeignTaxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund

54	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited) (continued)

invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of November 30, 2024, if any, are disclosed in the Statements of Assets and Liabilities.

Consistent with U.S. GAAP accrual requirements for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that each Fund will sustain its position that it is due the reclaim.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the Statements of Operations.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of each Fund has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

N O T E S T O F I N A N C I A L S T A T E M E N T S	55

Notes to Financial Statements (unaudited) (continued)

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:

(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers

(ii) recapitalizations and other transactions across the capital structure

(iii) market or relevant indices multiples of comparable issuers

(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks

(v) quoted prices for similar investments or assets in active markets

(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates

(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics

(viii) relevant market news and other public sources.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

•

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

56	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited) (continued)

Securities Lending: The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount

Health Sciences Opportunities
BofA Securities, Inc.	$1,151,500	$(1,151,500)	$—	$—
Citigroup Global Markets, Inc.	9,139,796	(9,139,796)	—	—
Goldman Sachs & Co. LLC	3,934,140	(3,845,400)	—	88,740	(b)
J.P. Morgan Securities LLC	28,225,023	(28,225,023)	—	—
Jefferies LLC	38,099,139	(38,099,139)	—	—
Morgan Stanley	7,289,594	(7,289,594)	—	—
Toronto-Dominion Bank	2,205,026	(2,205,026)	—	—

	$90,044,218	$(89,955,478)	$—	$88,740

Infrastructure Sustainable Opportunities
J.P. Morgan Securities LLC	$248,531	$(248,531)	$—	$—

Mid-Cap Growth Equity
Citigroup Global Markets, Inc.	$121,162,111	$(121,162,111)	$—	$—
Goldman Sachs & Co. LLC	61,382,040	(60,790,680)	—	591,360
J.P. Morgan Securities LLC	8,991,464	(8,991,464)	—	—
Morgan Stanley	163,575,718	(163,575,718)	—	—
National Financial Services LLC	21,981,750	(21,981,750)	—	—
State Street Bank & Trust Co.	27,640,499	(27,640,499)	—	—
Toronto-Dominion Bank	19,490,633	(19,490,633)	—	—

	$424,224,215	$(423,632,855)	$—	$591,360

Technology Opportunities
BofA Securities, Inc.	$16,452,856	$(16,452,856)	$—	$—
Goldman Sachs & Co. LLC	1,947,036	(1,947,036)	—	—

N O T E S T O F I N A N C I A L S T A T E M E N T S	57

Notes to Financial Statements (unaudited) (continued)

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount

Technology Opportunities (continued)
J.P. Morgan Securities LLC	$5,841,615	$(5,841,615)	$—	$—
Morgan Stanley	26,578,677	(26,578,677)	—	—

	$50,820,184	$(50,820,184)	$—	$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

(b)

The market value of the loaned securities is determined as of November 30, 2024. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

•

Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.

Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Funds and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master

58	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited) (continued)

Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Corporation, on behalf of Capital Appreciation, and the Trust, on behalf of Health Sciences Opportunities, Infrastructure Sustainable Opportunities, Mid-Cap Growth Equity and Technology Opportunities, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services and with respect to Capital Appreciation, administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:

Investment Advisory Fees

Average Daily Net Assets	Capital Appreciation
First $1 billion	0.650%
$1 billion - $1.5 billion	0.625
$1.5 billion - $5 billion	0.600
$5 billion - $7.5 billion	0.575
Greater than $7.5 billion	0.550

Investment Advisory Fees

Average Daily Net Assets	Health Sciences Opportunities
First $1 billion	0.750%
$1 billion - $2 billion	0.700
$2 billion - $3 billion	0.675
$3 billion - $10 billion	0.650
Greater than $10 billion	0.640

	Investment Advisory Fees

Average Daily Net Assets	Infrastructure Sustainable Opportunities	Technology Opportunities
First $1 billion	0.800%	0.820%
$1 billion - $3 billion	0.750	0.770
$3 billion - $5 billion	0.720	0.740
$5 billion - $10 billion	0.700	0.710
Greater than $10 billion	0.680	0.700

N O T E S T O F I N A N C I A L S T A T E M E N T S	59

Notes to Financial Statements (unaudited) (continued)

Investment Advisory Fees

Average Daily Net Assets	Mid-Cap Growth Equity
First $1 billion	0.700%
$1 billion - $3 billion	0.660
$3 billion - $5 billion	0.630
$5 billion - $10 billion	0.610
$10 billion - $18 billion	0.600
Greater than $18 billion	0.590

With respect to Infrastructure Sustainable Opportunities, the Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BSL”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide, for that portion of the Fund for which BIL and BSL, as applicable, act as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.

Service and Distribution Fees: The Corporation, on behalf of Capital Appreciation, and the Trust, on behalf of Health Sciences Opportunities, Infrastructure Sustainable Opportunities, Mid-Cap Growth Equity and Technology Opportunities, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

	Capital Appreciation		Health Sciences Opportunities		Infrastructure Sustainable Opportunities
Share Class	Service Fees	Distribution Fees	Service Fees	Distribution Fees	Service Fees	Distribution Fees
Service	N/A	N/A	0.25%	N/A	N/A	N/A
Investor A	0.25%	N/A	0.25	N/A	0.25%	N/A
Investor C	0.25	0.75%	0.25	0.75%	N/A	N/A
Class R	0.25	0.25	0.25	0.25	N/A	N/A

	Mid-Cap Growth Equity		Technology Opportunities
Share Class	Service Fees	Distribution Fees	Service Fees	Distribution Fees
Service	0.25%	N/A	0.25%	N/A
Investor A	0.25	N/A	0.25	N/A
Investor C	0.25	0.75%	0.25	0.75%
Class R	0.25	0.25	0.25	0.25

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended November 30, 2024, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

Fund Name	Service	Investor A	Investor C	Class R	Total
Capital Appreciation	$—	$2,742,539	$204,771	$61,956	$3,009,266
Health Sciences Opportunities	38,575	3,625,008	1,504,232	631,382	5,799,197
Infrastructure Sustainable Opportunities	—	285	—	—	285
Mid-Cap Growth Equity	71,680	1,987,472	880,404	211,176	3,150,732
Technology Opportunities	62,331	2,604,605	1,526,146	115,500	4,308,582

Administration: The Trust, on behalf of Health Sciences Opportunities, Infrastructure Sustainable Opportunities, Mid-Cap Growth Equity and Technology Opportunities, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fees
First $500 million	0.0425%
$500 million - $1 billion	0.0400
$1 billion - $2 billion	0.0375
$2 billion - $4 billion	0.0350
$4 billion - $13 billion	0.0325
Greater than $13 billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

60	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited) (continued)

For the six months ended November 30, 2024, the following table shows the class specific administration fees borne directly by each share class of each Fund:

Fund Name	Institutional	Service	Investor A	Investor C	Class K	Class R	Total
Health Sciences Opportunities	$440,514	$3,093	$290,669	$30,155	$52,272	$25,312	$842,015
Infrastructure Sustainable Opportunities	11	—	23	—	906	—	940
Mid-Cap Growth Equity	483,645	5,750	159,385	17,650	435,881	8,466	1,110,777
Technology Opportunities	300,458	4,995	208,693	30,569	32,890	4,626	582,231

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended November 30, 2024, the Funds paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:

Fund Name	Institutional	Total
Capital Appreciation	$82,573	$82,573

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended November 30, 2024, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

Fund Name	Institutional	Service	Investor A	Investor C	Class K	Class R	Total
Capital Appreciation	$1,652	$—	$55,302	$4,248	$2,024	$142	$63,368
Health Sciences Opportunities	9,152	267	47,717	6,878	1,277	655	65,946
Infrastructure Sustainable Opportunities	8	—	125	—	—	—	133
Mid-Cap Growth Equity	18	183	80,990	1,063	5,786	570	88,610
Technology Opportunities	580	91	19,876	3,066	705	383	24,701

For the six months ended November 30, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:

Fund Name	Institutional	Service	Investor A	Investor C	Class K	Class R	Total
Capital Appreciation	$352,493	$—	$917,776	$32,455	$25,912	$26,542	$1,355,178
Health Sciences Opportunities	2,032,348	24,925	1,350,801	152,452	14,153	253,883	3,828,562
Infrastructure Sustainable Opportunities	90	—	341	—	207	—	638
Mid-Cap Growth Equity	3,112,918	54,127	1,261,090	95,190	62,650	94,383	4,680,358
Technology Opportunities	1,496,082	32,015	1,127,131	137,655	5,225	46,880	2,844,988

Other Fees: For the six months ended November 30, 2024, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

Fund Name	Amounts
Capital Appreciation	$24,295
Health Sciences Opportunities	25,564
Mid-Cap Growth Equity	18,609
Technology Opportunities	57,123

For the six months ended November 30, 2024, affiliates received CDSCs as follows:

Share Class	Capital Appreciation	Health Sciences Opportunities	Mid-Cap Growth Equity	Technology Opportunities
Investor A	$2,512	$2,451	$4,722	$1,688
Investor C	708	5,614	2,988	9,251

Expense Limitations, Waivers, Reimbursements, and Recoupments: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Corporation or the Trust, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund

N O T E S T O F I N A N C I A L S T A T E M E N T S	61

Notes to Financial Statements (unaudited) (continued)

waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended November 30, 2024, the amounts waived were as follows:

Fund Name	Amounts Waived
Capital Appreciation	$1,223
Health Sciences Opportunities	58,232
Infrastructure Sustainable Opportunities	52
Mid-Cap Growth Equity	3,615
Technology Opportunities	18,880

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended November 30, 2024, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.

With respect to each Fund (except Health Sciences Opportunities), the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Share Class	Capital Appreciation	Infrastructure Sustainable Opportunities	Mid-Cap Growth Equity	Technology Opportunities
Institutional	N/A	1.00%	0.80%	0.92%
Service	N/A	N/A	1.05	1.17
Investor A	N/A	1.25	1.05	1.17
Investor C	1.94%	N/A	1.80	1.92
Class K	0.72	0.95	0.75	0.87
Class R	N/A	N/A	1.30	1.42

The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026 (or June 30, 2035 with respect to Capital Appreciation), unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund.

For the six months ended November 30, 2024, Infrastructure Sustainable Opportunities waived and/or reimbursed the Manager investment advisory fees and other expenses of $128,996, which is included in fees waived and/or reimbursed by the Manager in the Statements of Operations.

In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statements of Operations. For the six months ended November 30, 2024, class specific expense waivers and/or reimbursements are as follows:

	Administration Fees Waived by the Manager - Class Specific
Fund Name	Institutional	Service	Investor A	Investor C	Class K	Class R	Total
Infrastructure Sustainable Opportunities	$11	$—	$23	$—	$906	$—	$940
Mid-Cap Growth Equity	475,544	5,750	158,943	4,472	—	8,466	653,175
Technology Opportunities	140,750	4,995	165,062	6,919	—	4,626	322,352

	Transfer Agent Fees Waived and/or Reimbursed by the Manager - Class Specific
Fund Name	Institutional	Service	Investor A	Investor C	Class K	Class R	Total
Infrastructure Sustainable Opportunities	$64	$—	$283	$—	$207	$—	$554
Mid-Cap Growth Equity	128,596	18,462	270,929	120	—	41,468	459,575
Technology Opportunities	3,987	4,465	19,412	—	—	21,234	49,098

Infrastructure Sustainable Opportunities also had a waiver of administration fees, which are included in Administration fees waived in the Statements of Operations. For the six months ended November 30, 2024, the amount was $1,997.

With respect to the contractual expense limitation of Infrastructure Sustainable Opportunities, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:

(1)	the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and

(2)	the Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.

This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective September 30, 2028 the repayment arrangement between the Fund and the Manager pursuant to which the Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated.

62	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited) (continued)

As of November 30, 2024, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement were as follows:

	Expiring May 31,
Fund Name/Fund Level/Share Class	2025	2026	2027
Infrastructure Sustainable Opportunities
Fund Level	$299,135	$301,268	$130,993
Institutional	174	281	75
Investor A	40	640	306
Class K	1,854	2,055	1,113

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, Capital Appreciation, Health Sciences Opportunities, Mid-Cap Growth Equity and Technology Opportunities retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Pursuant to the current securities lending agreement, Infrastructure Sustainable Opportunities retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, Capital Appreciation, Health Sciences Opportunities, Mid-Cap Growth Equity and Technology Opportunities, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Infrastructure Sustainable Opportunities, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended November 30, 2024, each Fund paid BIM the following amounts for securities lending agent services:

Fund Name	Amounts
Health Sciences Opportunities	$49,292
Infrastructure Sustainable Opportunities	7
Mid-Cap Growth Equity	92,479
Technology Opportunities	18,703

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, Capital Appreciation and Infrastructure Sustainable Opportunities may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by Capital Appreciation’s and Infrastructure Sustainable Opportunities’s investment policies and restrictions. Capital Appreciation is currently permitted to borrow under the Interfund Lending Program. In addition, Infrastructure Sustainable Opportunities is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

N O T E S T O F I N A N C I A L S T A T E M E N T S	63

Notes to Financial Statements (unaudited) (continued)

During the six months ended November 30, 2024, Capital Appreciation and Infrastructure Sustainable Opportunities did not participate in the Interfund Lending Program.

Directors and Officers: Certain directors and/or officers of the Corporation and the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Corporation’s/Trust’s Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.

7.	PURCHASES AND SALES

For the six months ended November 30, 2024, purchases and sales of investments, excluding short-term securities, were as follows:

Fund Name	Purchases	Sales
Capital Appreciation	$365,320,031	$583,990,866
Health Sciences Opportunities	1,344,117,260	1,969,147,193
Infrastructure Sustainable Opportunities	5,691,082	5,441,085
Mid-Cap Growth Equity	4,210,719,102	6,255,764,350
Technology Opportunities	1,582,005,700	1,690,974,372

8.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of November 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Funds’ NAV.

As of May 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:

Fund Name	Non-Expiring Capital Loss Carryforwards	Qualified Late-Year Ordinary Losses
Capital Appreciation	$—	$(6,308,381)
Health Sciences Opportunities	—	(1,657,243)
Infrastructure Sustainable Opportunities	(968,437)	—
Mid-Cap Growth Equity	(1,282,051,982)	(23,606,786)
Technology Opportunities	(441,794,511)	(10,030,779)

As of November 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Capital Appreciation	$1,419,133,730	$2,326,859,893	$(5,735,828)	$2,321,124,065
Health Sciences Opportunities	4,760,708,205	3,599,572,117	(244,763,237)	3,354,808,880
Infrastructure Sustainable Opportunities	9,627,729	620,446	(350,707)	269,739
Mid-Cap Growth Equity	7,949,428,456	4,030,847,660	(95,921,971)	3,934,925,689
Technology Opportunities	3,100,304,688	3,118,718,823	(38,813,614)	3,079,905,209

9.	BANK BORROWINGS

The Corporation and the Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended November 30, 2024, the Funds did not borrow under the credit agreement.

64	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited) (continued)

10.	PRINCIPAL RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

N O T E S T O F I N A N C I A L S T A T E M E N T S	65

Notes to Financial Statements (unaudited) (continued)

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 11/30/24		Year Ended 05/31/24

Fund Name/Share Class	Shares	Amount	Shares	Amount
Capital Appreciation
Institutional
Shares sold	1,192,474	$50,481,614	2,375,172	$85,564,796
Shares issued in reinvestment of distributions	1,123,280	46,020,787	607,843	20,849,409
Shares redeemed	(1,889,471)	(81,337,922)	(5,700,478)	(206,766,629)

	426,283	$15,164,479	(2,717,463)	$(100,352,424)

Investor A
Shares sold and automatic conversion of shares	1,330,755	$49,195,218	3,059,279	$95,896,183
Shares issued in reinvestment of distributions	4,370,491	154,453,099	2,141,572	64,101,470
Shares redeemed	(4,821,545)	(177,965,330)	(9,329,188)	(296,845,503)

	879,701	$25,682,987	(4,128,337)	$(136,847,850)

Investor C
Shares sold	147,503	$2,789,149	259,279	$4,516,743
Shares issued in reinvestment of distributions	317,610	5,640,757	150,664	2,462,125
Shares redeemed and automatic conversion of shares	(320,768)	(6,007,341)	(921,149)	(15,736,877)

	144,345	$2,422,565	(511,206)	$(8,758,009)

Class K
Shares sold	562,402	$24,289,193	1,392,489	$50,192,656
Shares issued in reinvestment of distributions	843,365	35,008,091	625,650	21,705,654
Shares redeemed	(1,167,359)	(50,363,717)	(9,972,800)	(372,605,778)

	238,408	$8,933,567	(7,954,661)	$(300,707,468)

Class R
Shares sold	60,439	$1,540,379	149,207	$3,233,921
Shares issued in reinvestment of distributions	112,014	2,688,341	57,317	1,211,907
Shares redeemed	(182,616)	(4,606,836)	(415,361)	(9,306,024)

	(10,163)	$(378,116)	(208,837)	$(4,860,196)

	1,678,574	$51,825,482	(15,520,504)	$(551,525,947)

Health Sciences Opportunities
Institutional
Shares sold	2,999,250	$228,394,797	8,193,691	$583,683,482
Shares issued in reinvestment of distributions	1,832,268	136,485,641	2,283,482	157,422,926
Shares redeemed	(7,905,663)	(601,033,205)	(16,815,339)	(1,183,104,439)

	(3,074,145)	$(236,152,767)	(6,338,166)	$(441,998,031)

Service
Shares sold	16,487	$1,165,942	41,297	$2,740,817
Shares issued in reinvestment of distributions	14,946	1,042,793	18,476	1,199,629
Shares redeemed	(49,174)	(3,499,511)	(129,496)	(8,549,804)

	(17,741)	$(1,290,776)	(69,723)	$(4,609,358)

Investor A
Shares sold and automatic conversion of shares	1,126,344	$80,147,032	3,148,635	$208,743,219
Shares issued in reinvestment of distributions	1,393,987	96,714,809	1,628,677	105,093,179
Shares redeemed	(3,366,759)	(238,724,728)	(8,665,399)	(573,000,127)

	(846,428)	$(61,862,887)	(3,888,087)	$(259,163,729)

66	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 11/30/24		Year Ended 05/31/24

Fund Name/Share Class	Shares	Amount	Shares	Amount
Health Sciences Opportunities (continued)
Investor C
Shares sold	141,656	$8,166,627	340,682	$18,635,857
Shares issued in reinvestment of distributions	228,569	12,854,740	298,034	15,871,867
Shares redeemed and automatic conversion of shares	(954,290)	(55,043,192)	(2,792,967)	(151,349,046)

	(584,065)	$(34,021,825)	(2,154,251)	$(116,841,322)

Class K
Shares sold	771,062	$59,146,958	1,849,326	$131,524,955
Shares issued in reinvestment of distributions	219,796	16,403,366	255,328	17,603,287
Shares redeemed	(835,440)	(63,497,302)	(2,585,491)	(183,510,131)

	155,418	$12,053,022	(480,837)	$(34,381,889)

Class R
Shares sold	87,554	$6,021,344	293,019	$18,639,450
Shares issued in reinvestment of distributions	135,121	9,050,426	141,806	8,875,180
Shares redeemed	(260,398)	(17,785,142)	(663,365)	(42,582,090)

	(37,723)	$(2,713,372)	(228,540)	$(15,067,460)

	(4,404,684)	$(323,988,605)	(13,159,604)	$(872,061,789)

Infrastructure Sustainable Opportunities
Institutional
Shares sold	215	$2,000	538	$4,705
Shares issued in reinvestment of distributions	10	90	29	261
Shares redeemed	(53)	(500)	(262)	(2,192)

	172	$1,590	305	$2,774

Investor A
Shares sold	95	$868	14,312	$123,978
Shares issued in reinvestment of distributions	71	643	194	1,740
Shares redeemed	(4,417)	(38,254)	(3,167)	(26,060)

	(4,251)	$(36,743)	11,339	$99,658

Class K
Shares sold	—	$—	82	$710
Shares issued in reinvestment of distributions	329		14	132
Shares redeemed	—	—	(145)	(1,240)

	3	$29	(49)	$(398)

	(4,076)	$(35,124)	11,595	$102,034

Mid-Cap Growth Equity
Institutional
Shares sold	7,858,582	$315,741,463	25,774,794	$943,438,772
Shares redeemed	(34,419,648)	(1,387,284,824)	(53,836,267)	(1,966,094,068)

	(26,561,066)	$(1,071,543,361)	(28,061,473)	$(1,022,655,296)

Service
Shares sold	65,088	$2,343,039	218,068	$7,181,094
Shares redeemed	(317,787)	(11,501,219)	(648,553)	(21,108,643)

	(252,699)	$(9,158,180)	(430,485)	$(13,927,549)

Investor A
Shares sold and automatic conversion of shares	1,691,490	$57,965,042	5,192,371	$162,981,384
Shares redeemed	(6,160,111)	(210,450,398)	(15,109,163)	(469,268,479)

	(4,468,621)	$(152,485,356)	(9,916,792)	$(306,287,095)

N O T E S T O F I N A N C I A L S T A T E M E N T S	67

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 11/30/24		Year Ended 05/31/24

Fund Name/Share Class	Shares	Amount	Shares	Amount
Mid-Cap Growth Equity (continued)
Investor C
Shares sold	117,370	$2,983,615	459,280	$10,686,451
Shares redeemed and automatic conversion of shares	(1,159,582)	(29,126,677)	(2,320,240)	(53,855,034)

	(1,042,212)	$(26,143,062)	(1,860,960)	$(43,168,583)

Class K
Shares sold	6,758,356	$273,175,230	23,280,033	$866,092,270
Shares redeemed	(25,107,782)	(1,026,245,489)	(37,065,253)	(1,369,957,463)

	(18,349,426)	$(753,070,259)	(13,785,220)	$(503,865,193)

Class R
Shares sold	167,590	$5,520,146	550,929	$16,719,131
Shares redeemed	(414,182)	(13,856,481)	(1,350,214)	(41,042,668)

	(246,592)	$(8,336,335)	(799,285)	$(24,323,537)

	(50,920,616)	$(2,020,736,553)	(54,854,215)	$(1,914,227,253)

Technology Opportunities
Institutional
Shares sold	5,356,705	$378,849,860	9,723,910	$537,366,881
Shares redeemed	(5,607,634)	(394,493,482)	(16,207,338)	(891,747,608)

	(250,929)	$(15,643,622)	(6,483,428)	$(354,380,727)

Service
Shares sold	156,783	$10,655,049	206,830	$10,760,963
Shares redeemed	(132,796)	(8,717,725)	(498,430)	(25,937,289)

	23,987	$1,937,324	(291,600)	$(15,176,326)

Investor A
Shares sold and automatic conversion of shares	2,431,270	$156,891,497	5,008,601	$252,087,332
Shares redeemed	(3,559,779)	(227,958,000)	(8,228,564)	(416,589,841)

	(1,128,509)	$(71,066,503)	(3,219,963)	$(164,502,509)

Investor C
Shares sold	317,454	$16,137,924	731,500	$29,296,687
Shares redeemed and automatic conversion of shares	(755,244)	(38,301,363)	(2,003,356)	(79,620,760)

	(437,790)	$(22,163,439)	(1,271,856)	$(50,324,073)

Class K
Shares sold	1,686,929	$117,459,494	1,737,800	$95,856,044
Shares redeemed	(764,986)	(54,225,678)	(1,349,293)	(74,821,457)

	921,943	$63,233,816	388,507	$21,034,587

Class R
Shares sold	108,499	$6,938,173	281,736	$14,160,044
Shares redeemed	(129,242)	(8,160,614)	(357,121)	(17,401,063)

	(20,743)	$(1,222,441)	(75,385)	$(3,241,019)

	(892,041)	$(44,924,865)	(10,953,725)	$(566,590,067)

As of November 30, 2024, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:

Share Class	Infrastructure Sustainable Opportunities	Technology Opportunities
Institutional	10,000	—
Investor A	10,000	—
Class K	980,000	8,673

68	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited) (continued)

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	69

Additional Information

Changes in and Disagreements with Accountants

Not applicable.

Proxy Results

Not applicable.

Remuneration Paid to Directors, Officers, and Others

Compensation to the independent directors/trustees of the Corporation/Trust is paid by the Corporation/Trust, on behalf of the Funds.

General Information

Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1.	Access the BlackRock website at blackrock.com
2.	Select “Access Your Account”
3.	Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

70	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Additional Information (continued)

Fund and Service Providers

Investment Adviser and Administrator	Independent Registered Public Accounting Firm
BlackRock Advisors, LLC	Deloitte & Touche LLP
Wilmington, DE 19809	Boston, MA 02110

Sub-Advisers(a)	Distributor
BlackRock International Limited	BlackRock Investments, LLC
Edinburgh, EH3 8BL	New York, NY 10001
United Kingdom
Legal Counsel
BlackRock (Singapore) Limited	Sidley Austin LLP
079912 Singapore	New York, NY 10019

Accounting Agent and Transfer Agent	Address of the Corporation/Trust
BNY Mellon Investment Servicing (US) Inc.	100 Bellevue Parkway
Wilmington, DE 19809	Wilmington, DE 19809

Custodian
The Bank of New York Mellon
New York, NY 10286

(a) For BlackRock Infrastructure Sustainable Opportunities Fund.

A D D I T I O N A L I N F O R M A T I O N	71

Glossary of Terms Used in this Report

Currency Abbreviation

CAD	Canadian Dollar

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

CVR	Contingent Value Rights

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

72	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

NOVEMBER 30, 2024

2024 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock FundsSM

•	BlackRock U.S. Insights Long/Short Equity Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2

Derivative Financial Instruments

The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

D E R I V A T I V E F I N A N C I A L I N S T R U M E N T S	3

Schedule of Investments (unaudited) November 30, 2024	BlackRock U.S. Insights Long/Short Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.2%
Standardaero, Inc.(a)(b)	862	$24,705

Industrial REITs — 0.5%
Lineage, Inc.	995	63,103

Pharmaceuticals — 0.1%
Septerna, Inc.(a)	457	11,557

Total Long-Term Investments — 0.8% (Cost: $106,524)		99,365

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(c)(d)(e)	23,266	23,278

Security	Par (000)	Value

U.S. Treasury Obligations — 96.2%
U.S. Treasury Bills, 4.49%, 12/12/24(f)	$11,414	$11,399,300

Total Short-Term Securities — 96.4% (Cost: $11,421,393)		11,422,578

Total Investments — 97.2% (Cost: $11,527,917)		11,521,943

Other Assets Less Liabilities — 2.8%		333,175

Net Assets — 100.0%		$ 11,855,118

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
(f)	Rates are discount rates or a range of discount rates as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/24	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,806	$19,474	(a)	$—	$—	$(2)	$23,278	23,266	$5	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 Annual Dividend Index	3	12/19/25	$57	$251
S&P 500 Annual Dividend Index	4	12/18/26	78	(17)
S&P 500 E-Mini Index	2	12/20/24	605	24,658

				24,892

Short Contracts
CBOE Volatility Index	2	12/18/24	30	1,892

				$26,784

4	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock U.S. Insights Long/Short Equity Fund

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(i)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

Equity Securities Long/Short	Monthly	Barclays Bank PLC(a)	07/11/25	$1,708,926	$(28,549	)(b)	$1,684,645	71.3%
	Monthly	Goldman Sachs Bank USA(c)	08/18/26–08/19/26	1,459,878	(43,585	)(d)	1,418,436	57.3
	Monthly	HSBC Bank PLC(e)	02/09/28	1,433,105	(68,459	)(f)	1,381,899	56.9
	Monthly	Merrill Lynch International(g)	06/15/28	1,554,596	(43,517	)(h)	1,515,664	62.3

					$(184,110)		$6,000,644

(b)	Amount includes $(4,268) of net dividends and financing fees.
(d)	Amount includes $(2,143) of net dividends and financing fees.
(f)	Amount includes $(17,253) of net dividends and financing fees.
(h)	Amount includes $(4,585) of net dividends and financing fees.
(i)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(a)	(c)	(e)
Range:	15-20 basis points	15-20 basis points	0-20 basis points
Benchmarks:	USD Overnight Bank Funding Rate	U.S. Overnight Federal Funds Effective Rate	USD Overnight Bank Funding Rate

(g)
Range:	0-30 basis points
Benchmarks:	USD Overnight Bank Funding Rate

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Barclays Bank PLC as of period end, termination date July 11, 2025:

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Aerospace & Defense
RTX Corp.	21	$2,559	0.1%
TransDigm Group, Inc.	59	73,925	4.4

		76,484

Automobiles
General Motors Co.	932	51,810	3.1

Banks
M&T Bank Corp.	337	74,137	4.4

Beverages
Diageo PLC	42	5,013	0.3

Broadline Retail
Amazon.com, Inc.	284	59,041	3.5

Capital Markets
Moody’s Corp.	50	24,999	1.5

	Shares	Value	% of Basket Value

Chemicals
Ecolab, Inc.	370	$92,045	5.5%

Communications Equipment
Cisco Systems, Inc.	1,286	76,144	4.5

Construction & Engineering
Comfort Systems U.S.A., Inc.	177	87,309	5.2

Construction Materials
Vulcan Materials Co.	178	51,287	3.0

Consumer Finance
Capital One Financial Corp.	621	119,238	7.1
Discover Financial Services	856	156,160	9.3

		275,398

Diversified Telecommunication Services
Verizon Communications, Inc.	2,096	92,937	5.5

Electric Utilities
Entergy Corp.	1,573	245,655	14.6

Financial Services
Mastercard, Inc., Class A	284	151,355	9.0
Mr. Cooper Group, Inc.	596	58,807	3.5
Visa, Inc., Class A	606	190,939	11.3
Voya Financial, Inc.	741	61,503	3.7

		462,604

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock U.S. Insights Long/Short Equity Fund

	Shares	Value	% of Basket Value

Ground Transportation
Old Dominion Freight Line, Inc.	768	$172,908	10.3%

Health Care Equipment & Supplies
Boston Scientific Corp.	1,007	91,295	5.4
Edwards Lifesciences Corp.	3,847	274,483	16.3

		365,778

Health Care Providers & Services
Cardinal Health, Inc.	237	28,971	1.7
Cencora, Inc.	647	162,753	9.7

		191,724

Interactive Media & Services
Meta Platforms, Inc., Class A	45	25,844	1.5

IT Services
MongoDB, Inc., Class A	221	71,270	4.2

Life Sciences Tools & Services
Avantor, Inc.	2,158	45,447	2.7
ICON PLC	746	156,847	9.3

		202,294

Machinery
Westinghouse Air Brake Technologies Corp.	301	60,387	3.6

Media
Fox Corp., Class A, NVS	3,045	143,480	8.5

Metals & Mining
Freeport-McMoRan, Inc.	92	4,066	0.2

Multi-Utilities
Dominion Energy, Inc.	291	17,096	1.0
DTE Energy Co.	496	62,387	3.7
Sempra	562	52,643	3.1

		132,126

Oil, Gas & Consumable Fuels
BP PLC	7,350	215,428	12.8
ConocoPhillips	100	10,834	0.7
Devon Energy Corp.	1,779	67,513	4.0
Hess Corp.	2,809	413,429	24.5
Suncor Energy, Inc.	2,908	114,808	6.8

		822,012

Pharmaceuticals
Sanofi SA	2,110	102,314	6.1
Zoetis, Inc., Class A	344	60,286	3.6

		162,600

Professional Services
Equifax, Inc.	339	88,669	5.3
Maximus, Inc.	66	4,917	0.3

		93,586

Residential REITs
Camden Property Trust	588	73,970	4.4

Semiconductors & Semiconductor Equipment
Entegris, Inc.	555	58,625	3.5
Monolithic Power Systems, Inc.	82	46,546	2.7
NVIDIA Corp.	3,884	536,963	31.9

		642,134

	Shares	Value	% of Basket Value

Software
Microsoft Corp.	458	$193,945	11.5%
Nice Ltd.	46	8,392	0.5

		202,337

Specialty Retail
Bath & Body Works, Inc.	1,677	60,774	3.6

Total Reference Entity — Long		5,102,153

Reference Entity — Short

Common Stocks

Biotechnology
Exact Sciences Corp.	913	(56,679)	(3.4)
Gilead Sciences, Inc.	800	(74,064)	(4.4)

		(130,743)

Capital Markets
Goldman Sachs Group, Inc. (The)	99	(60,248)	(3.6)
LPL Financial Holdings, Inc.	191	(62,104)	(3.7)
MSCI, Inc., Class A	148	(90,225)	(5.3)

		(212,577)

Chemicals
Linde PLC	510	(235,105)	(14.0)

Commercial Services & Supplies
Copart, Inc.	2,665	(168,934)	(10.0)

Communications Equipment
F5, Inc.	380	(95,133)	(5.6)

Consumer Finance
American Express Co.	122	(37,171)	(2.2)

Electric Utilities
Avangrid, Inc.	1,680	(60,648)	(3.6)
FirstEnergy Corp.	7,163	(304,786)	(18.1)

		(365,434)

Financial Services
Jackson Financial, Inc., Class A	381	(38,172)	(2.3)

Food Products
The Campbell’s Co.	62	(2,864)	(0.2)

Ground Transportation
CSX Corp.	1,638	(59,869)	(3.5)
Norfolk Southern Corp.	108	(29,792)	(1.8)

		(89,661)

Health Care Equipment & Supplies
DENTSPLY SIRONA, Inc.	4,683	(92,021)	(5.5)
Solventum Corp.	1,888	(135,011)	(8.0)
TransMedics Group, Inc.	47	(4,075)	(0.2)

		(231,107)

Health Care Providers & Services
Henry Schein, Inc.	430	(33,132)	(2.0)

Independent Power and Renewable Electricity Producers
AES Corp. (The)	8,217	(107,150)	(6.4)

6	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock U.S. Insights Long/Short Equity Fund

	Shares	Value	% of Basket Value

Insurance
Aon PLC, Class A	267	$(104,541)	(6.2)%
Marsh & McLennan Cos., Inc.	333	(77,666)	(4.6)

		(182,207)

IT Services
International Business Machines Corp.	918	(208,762)	(12.4)

Life Sciences Tools & Services
Bio-Rad Laboratories, Inc., Class A	229	(77,981)	(4.6)

Multi-Utilities
CenterPoint Energy, Inc.	1,779	(58,031)	(3.4)

Oil, Gas & Consumable Fuels
Antero Resources Corp.	726	(23,733)	(1.4)
Enbridge, Inc.	530	(22,992)	(1.4)
HF Sinclair Corp.	1,609	(65,856)	(3.9)
Range Resources Corp.	1,364	(48,749)	(2.9)
TotalEnergies SE	2,615	(151,644)	(9.0)

		(312,974)

Personal Care Products
Kenvue, Inc.	5,387	(129,719)	(7.7)

Pharmaceuticals
Bristol-Myers Squibb Co.	864	(51,166)	(3.0)

Professional Services
Paychex, Inc.	557	(81,472)	(4.8)
Thomson Reuters Corp.	1,613	(262,258)	(15.6)

		(343,730)

Retail REITs
Regency Centers Corp.	811	(61,304)	(3.6)

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	884	(121,263)	(7.2)
Allegro MicroSystems, Inc.	276	(5,998)	(0.4)
Lam Research Corp.	71	(5,245)	(0.3)

		(132,506)

Software
Salesforce, Inc.	95	(31,349)	(1.9)

Textiles, Apparel & Luxury Goods
Amer Sports, Inc.	3,061	(80,596)	(4.8)

Total Reference Entity — Short		(3,417,508)

Net Value of Reference Entity — Barclays Bank PLC		$ 1,684,645

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination dates August 18, 2026 to August 19, 2026:

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks
Aerospace & Defense
TransDigm Group, Inc.	77	$96,479	6.8%

Automobile Components
Aptiv PLC	1,905	105,785	7.5

Beverages
Diageo PLC	442	52,757	3.7

Broadline Retail
Amazon.com, Inc.	1,083	225,145	15.9

Building Products
Allegion PLC	831	117,038	8.2

Chemicals
Ecolab, Inc.	340	84,582	6.0

Communications Equipment
Ciena Corp.	855	59,611	4.2

Consumer Finance
Discover Financial Services	58	10,581	0.7

Consumer Staples Distribution & Retail
Dollar General Corp.	2,397	185,216	13.1

Diversified Telecommunication Services
Verizon Communications, Inc.	528	23,412	1.6

Electrical Equipment
AMETEK, Inc.	434	84,361	5.9
Hubbell, Inc.	70	32,206	2.3

		116,567

Energy Equipment & Services
TechnipFMC PLC	495	15,528	1.1

Health Care Providers & Services
CVS Health Corp.	500	29,925	2.1

Hotels, Restaurants & Leisure
Wingstop, Inc.	522	171,618	12.1

Industrial REITs
STAG Industrial, Inc.	1,663	61,182	4.3

Insurance
Assurant, Inc.	117	26,571	1.9
Fidelity National Financial, Inc., Class A	564	35,752	2.5
Reinsurance Group of America, Inc.	68	15,531	1.1

		77,854

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock U.S. Insights Long/Short Equity Fund

	Shares	Value	% of Basket Value

Interactive Media & Services
Alphabet, Inc., Class A	274	$46,292	3.3%
Meta Platforms, Inc., Class A	149	85,574	6.0

		131,866

IT Services
Accenture PLC, Class A	268	97,115	6.8

Life Sciences Tools & Services
Avantor, Inc.	613	12,910	0.9
Thermo Fisher Scientific, Inc.	249	131,878	9.3
West Pharmaceutical Services, Inc.	6	1,954	0.1

		146,742

Media
Comcast Corp., Class A	8,038	347,161	24.5
Fox Corp., Class A, NVS	185	8,717	0.6

		355,878

Metals & Mining
Freeport-McMoRan, Inc.	1,317	58,211	4.1

Multi-Utilities
CMS Energy Corp.	2,934	204,529	14.4
Dominion Energy, Inc.	2,487	146,111	10.3
Sempra	468	43,838	3.1

		394,478

Oil, Gas & Consumable Fuels
ConocoPhillips	930	100,756	7.1
Devon Energy Corp.	1,161	44,060	3.1
Hess Corp.	49	7,212	0.5
Shell PLC	2,869	185,739	13.1

		337,767

Pharmaceuticals
Eli Lilly & Co.	333	264,852	18.7
Sanofi SA	1,078	52,272	3.7

		317,124

Professional Services
Dun & Bradstreet Holdings, Inc.	2,849	36,182	2.6
Robert Half, Inc.	887	66,179	4.7
SS&C Technologies Holdings, Inc.	100	7,734	0.5

		110,095

Residential REITs
AvalonBay Communities, Inc.	350	82,372	5.8

Semiconductors & Semiconductor Equipment
Marvell Technology, Inc.	766	71,000	5.0
Monolithic Power Systems, Inc.	17	9,650	0.7
Texas Instruments, Inc.	655	131,675	9.3

		212,325

Software
Microsoft Corp.	1,238	524,243	37.0

Specialty Retail
Home Depot, Inc. (The)	16	6,866	0.5

Total Reference Entity — Long		4,208,362

Reference Entity — Short

Common Stocks

Banks
Fifth Third Bancorp	1,062	(51,040)	(3.6)

	Shares	Value	% of Basket Value

Capital Markets
Ares Management Corp., Class A	51	$(9,013)	(0.6)%
Raymond James Financial, Inc.	67	(11,342)	(0.8)

		(20,355)

Chemicals
Celanese Corp., Class A	896	(65,596)	(4.6)
Sherwin-Williams Co. (The)	157	(62,392)	(4.4)

		(127,988)

Commercial Services & Supplies
GFL Environmental, Inc.	3,024	(142,430)	(10.0)
Waste Management, Inc.	472	(107,720)	(7.6)

		(250,150)

Electric Utilities
Avangrid, Inc.	123	(4,440)	(0.3)
Duke Energy Corp.	743	(86,968)	(6.1)
NRG Energy, Inc.	121	(12,295)	(0.9)

		(103,703)

Electrical Equipment
Rockwell Automation, Inc.	272	(80,278)	(5.7)

Electronic Equipment, Instruments &
Components
CDW Corp.	209	(36,769)	(2.6)

Financial Services
Fiserv, Inc.	271	(59,880)	(4.2)
Jackson Financial, Inc., Class A	905	(90,672)	(6.4)

		(150,552)

Health Care Equipment & Supplies
DENTSPLY SIRONA, Inc.	408	(8,017)	(0.6)
TransMedics Group, Inc.	285	(24,713)	(1.7)
Zimmer Biomet Holdings, Inc.	573	(64,233)	(4.5)

		(96,963)

Health Care Providers & Services
DaVita, Inc.	971	(161,351)	(11.4)
Universal Health Services, Inc., Class B	156	(31,980)	(2.2)

		(193,331)

Health Care Technology
Veeva Systems, Inc., Class A	317	(72,228)	(5.1)

Hotels, Restaurants & Leisure
Airbnb, Inc., Class A	356	(48,455)	(3.4)

Insurance
Aflac, Inc.	529	(60,306)	(4.3)
American International Group, Inc.	793	(60,966)	(4.3)
Arthur J Gallagher & Co.	215	(67,131)	(4.7)

		(188,403)

Life Sciences Tools & Services
Charles River Laboratories International, Inc.	530	(105,502)	(7.4)

Media
Trade Desk, Inc. (The), Class A	83	(10,670)	(0.8)

Multi-Utilities
Public Service Enterprise Group, Inc.	645	(60,824)	(4.3)

Oil, Gas & Consumable Fuels
Antero Resources Corp.	3,057	(99,933)	(7.1)
CNX Resources Corp.	909	(36,833)	(2.6)

8	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock U.S. Insights Long/Short Equity Fund

	Shares	Value	% of Basket Value

Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp.	687	$(81,039)	(5.7)%
Murphy Oil Corp.	5,830	(189,300)	(13.4)
Range Resources Corp.	849	(30,343)	(2.1)

		(437,448)

Pharmaceuticals
Johnson & Johnson	710	(110,057)	(7.7)
Organon & Co.	5,512	(87,476)	(6.2)
Viatris, Inc.	3,212	(42,045)	(3.0)

		(239,578)

Professional Services
Paycom Software, Inc.	78	(18,090)	(1.3)

Real Estate Management & Development
CoStar Group, Inc.	2,840	(231,006)	(16.3)

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	95	(13,032)	(0.9)
Allegro MicroSystems, Inc.	2,569	(55,824)	(3.9)
NXP Semiconductors NV	257	(58,948)	(4.2)

		(127,804)

Software
PTC, Inc.	152	(30,409)	(2.2)
Salesforce, Inc.	82	(27,059)	(1.9)

		(57,468)

Trading Companies & Distributors
Core & Main, Inc., Class A	1,675	(81,321)	(5.7)

Total Reference Entity — Short		(2,789,926)

Net Value of Reference Entity — Goldman Sachs Bank USA		$ 1,418,436

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 9, 2028:

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Aerospace & Defense
RTX Corp.	485	$59,088	4.3%

Automobiles
General Motors Co.	65	3,613	0.3

Banks
Citigroup, Inc.	1,141	80,863	5.9
M&T Bank Corp.	246	54,117	3.9
Wells Fargo & Co.	1,712	130,403	9.4

		265,383

Beverages
Diageo PLC	24	2,865	0.2

	Shares	Value	% of Basket Value

Building Products
Allegion PLC	308	$43,379	3.2%

Capital Markets
Moody’s Corp.	36	17,999	1.3
UBS Group AG, Registered Shares	1,927	62,319	4.5

		80,318

Commercial Services & Supplies
Veralto Corp.	553	59,829	4.3

Construction & Engineering
Comfort Systems U.S.A., Inc.	68	33,542	2.4

Consumer Finance
Discover Financial Services	339	61,844	4.5

Electric Utilities
PG&E Corp.	4,424	95,691	6.9

Electrical Equipment
AMETEK, Inc.	116	22,548	1.6
Hubbell, Inc.	327	150,450	10.9

		172,998

Energy Equipment & Services
TechnipFMC PLC	4,279	134,232	9.7

Health Care Equipment & Supplies
Alcon AG	1,497	133,009	9.6
Baxter International, Inc.	2,984	100,591	7.3
Boston Scientific Corp.	670	60,742	4.4
Medtronic PLC	1,182	102,290	7.4

		396,632

Health Care Providers & Services
Cardinal Health, Inc.	622	76,033	5.5

Insurance
Allstate Corp. (The)	27	5,600	0.4
Assurant, Inc.	82	18,622	1.3
Fidelity National Financial, Inc., Class A	2,170	137,556	10.0
Reinsurance Group of America, Inc.	260	59,384	4.3

		221,162

Interactive Media & Services
Alphabet, Inc., Class A	272	45,955	3.3
Meta Platforms, Inc., Class A	41	23,547	1.7

		69,502

Life Sciences Tools & Services
Avantor, Inc.	73	1,537	0.1
Fortrea Holdings, Inc.	2,872	60,456	4.4
Thermo Fisher Scientific, Inc.	429	227,211	16.4
West Pharmaceutical Services, Inc.	204	66,439	4.8

		355,643

Multi-Utilities
Sempra	148	13,863	1.0

Oil, Gas & Consumable Fuels
Cenovus Energy, Inc.	3,449	54,391	3.9
Chevron Corp.	780	126,305	9.1
ConocoPhillips	79	8,559	0.6
Devon Energy Corp.	20	759	0.1

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock U.S. Insights Long/Short Equity Fund

	Shares	Value	% of Basket Value

Oil, Gas & Consumable Fuels (continued)
Shell PLC	141	$9,128	0.7%
Suncor Energy, Inc.	3,044	120,177	8.7

		319,319

Professional Services
Dun & Bradstreet Holdings, Inc.	3,230	41,021	3.0
Equifax, Inc.	373	97,562	7.1
SS&C Technologies Holdings, Inc.	2,079	160,790	11.6

		299,373

Residential REITs
Mid-America Apartment Communities, Inc.	300	49,248	3.6

Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	323	56,432	4.1
ASML Holding NV, Registered Shares	118	81,020	5.8
Broadcom, Inc.	364	58,997	4.3
Taiwan Semiconductor Manufacturing Co. Ltd.	464	85,682	6.2

		282,131

Software
Cadence Design Systems, Inc.	749	229,801	16.6
Nice Ltd.	594	108,369	7.9

		338,170

Specialty Retail
Burlington Stores, Inc.	206	58,067	4.2

Technology Hardware, Storage & Peripherals
Apple Inc.	1,953	463,505	33.6

Textiles, Apparel & Luxury Goods
NIKE, Inc., Class B	866	68,215	4.9

Trading Companies & Distributors
United Rentals, Inc.	118	102,188	7.4

Total Reference Entity — Long		4,125,833

Reference Entity — Short

Common Stocks

Banks
Fifth Third Bancorp	301	(14,466)	(1.0)
Western Alliance Bancorp	2,078	(194,522)	(14.1)

		(208,988)

Biotechnology
Gilead Sciences, Inc.	783	(72,490)	(5.2)

Capital Markets
Blackstone, Inc., Class A	646	(123,444)	(8.9)
LPL Financial Holdings, Inc.	11	(3,576)	(0.3)
Raymond James Financial, Inc.	817	(138,302)	(10.0)

		(265,322)

Chemicals
Linde PLC	52	(23,971)	(1.7)

Communications Equipment
F5, Inc.	160	(40,056)	(2.9)

Consumer Finance
American Express Co.	218	(66,420)	(4.8)

Distributors
Pool Corp.	154	(58,072)	(4.2)

	Shares	Value	% of Basket Value

Electric Utilities
Duke Energy Corp.	38	$(4,448)	(0.3)%
NRG Energy, Inc.	1,408	(143,067)	(10.4)

		(147,515)

Electrical Equipment
Rockwell Automation, Inc.	90	(26,563)	(1.9)

Food Products
Conagra Brands, Inc.	2,831	(77,994)	(5.6)
The Campbell’s Co.	1,272	(58,766)	(4.3)

		(136,760)

Health Care Equipment & Supplies
Envista Holdings Corp.	2,829	(63,059)	(4.6)
TransMedics Group, Inc.	444	(38,499)	(2.8)

		(101,558)

Hotels, Restaurants & Leisure
Airbnb, Inc., Class A	514	(69,960)	(5.1)

Independent Power and Renewable Electricity
Producers
AES Corp. (The)	1,567	(20,434)	(1.5)

Insurance
Aon PLC, Class A	39	(15,270)	(1.1)

IT Services
Globant SA	260	(59,218)	(4.3)
International Business Machines Corp.	66	(15,009)	(1.1)

		(74,227)

Media
Trade Desk, Inc. (The), Class A	1,054	(135,492)	(9.8)

Multi-Utilities
CenterPoint Energy, Inc.	68	(2,218)	(0.2)

Oil, Gas & Consumable Fuels
CNX Resources Corp.	7,685	(311,396)	(22.5)
Coterra Energy, Inc.	1,330	(35,538)	(2.6)
Exxon Mobil Corp.	1,471	(173,519)	(12.6)
Range Resources Corp.	248	(8,863)	(0.6)

		(529,316)

Pharmaceuticals
Bristol-Myers Squibb Co.	392	(23,214)	(1.7)
Organon & Co.	327	(5,190)	(0.4)

		(28,404)

Professional Services
Paycom Software, Inc.	304	(70,504)	(5.1)
Paylocity Holding Corp.	286	(59,356)	(4.3)
Thomson Reuters Corp.	1	(163)	(0.0)
UL Solutions, Inc., Class A	1,085	(58,297)	(4.2)

		(188,320)

Real Estate Management & Development
CBRE Group, Inc., Class A	267	(37,377)	(2.7)

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	39	(5,350)	(0.4)
Allegro MicroSystems, Inc.	1,962	(42,634)	(3.1)
Lam Research Corp.	1,710	(126,335)	(9.1)
Lattice Semiconductor Corp.	3,001	(170,307)	(12.3)

		(344,626)

10	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock U.S. Insights Long/Short Equity Fund

	Shares	Value	% of Basket Value

Software
PTC, Inc.	118	$(23,607)	(1.7)%

Textiles, Apparel & Luxury Goods
Lululemon Athletica, Inc.	188	(60,284)	(4.4)

Trading Companies & Distributors
FTAI Aviation Ltd.	395	(66,684)	(4.8)

Total Reference Entity — Short		(2,743,934)

Net Value of Reference Entity — HSBC Bank PLC		$ 1,381,899

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Merrill Lynch International as of period end, termination date June 15, 2028:

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Automobile Components
Lear Corp.	807	$78,957	5.2%

Banks
Citigroup, Inc.	2,180	154,496	10.2
Citizens Financial Group, Inc.	4,113	198,000	13.1

		352,496

Biotechnology
Biogen, Inc.	735	118,063	7.8

Broadline Retail
Amazon.com, Inc.	519	107,895	7.1

Capital Markets
Franklin Resources, Inc.	3,730	84,895	5.6
Intercontinental Exchange, Inc.	856	137,782	9.1
Invesco Ltd.	5,024	90,884	6.0
Moody’s Corp.	151	75,497	5.0
Nasdaq, Inc.	1,060	87,969	5.8

		477,027

Commercial Services & Supplies
Rollins, Inc.	1,171	58,936	3.9
Waste Connections, Inc.	959	184,579	12.2

		243,515

Communications Equipment
Cisco Systems, Inc.	489	28,954	1.9

Construction Materials
Vulcan Materials Co.	29	8,356	0.5

Consumer Finance
Capital One Financial Corp.	69	13,249	0.9

Containers & Packaging
Sealed Air Corp.	1,639	59,987	4.0

	Shares	Value	% of Basket Value

Electric Utilities
Entergy Corp.	414	$64,655	4.3%
PG&E Corp.	1,194	25,826	1.7

		90,481

Energy Equipment & Services
TechnipFMC PLC	510	15,999	1.0

Health Care Equipment & Supplies
Boston Scientific Corp.	1,379	125,020	8.2
Intuitive Surgical, Inc.	117	63,414	4.2

		188,434

Health Care Providers & Services
Cardinal Health, Inc.	52	6,356	0.4
CVS Health Corp.	1,563	93,545	6.2
Elevance Health, Inc.	184	74,881	4.9
HCA Healthcare, Inc.	198	64,790	4.3

		239,572

Hotels, Restaurants & Leisure
Flutter Entertainment PLC	269	74,330	4.9
Wingstop, Inc.	181	59,507	3.9

		133,837

Insurance
Allstate Corp. (The)	658	136,462	9.0
Assurant, Inc.	317	71,991	4.8
Reinsurance Group of America, Inc.	40	9,136	0.6

		217,589

Interactive Media & Services
Alphabet, Inc., Class A	2,513	424,571	28.0

IT Services
Accenture PLC, Class A	437	158,356	10.4

Leisure Products
Hasbro, Inc.	2,210	143,982	9.5

Multi-Utilities
Sempra	744	69,691	4.6

Oil, Gas & Consumable Fuels
BP PLC	4,015	117,680	7.8
Cenovus Energy, Inc.	2,878	45,386	3.0
Chevron Corp.	980	158,691	10.5
EOG Resources, Inc.	1,531	204,021	13.4

		525,778

Professional Services
Equifax, Inc.	205	53,620	3.5
Maximus, Inc.	753	56,098	3.7
SS&C Technologies Holdings, Inc.	1,035	80,047	5.3

		189,765

Residential REITs
Mid-America Apartment Communities, Inc.	71	11,655	0.8

Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	36	6,290	0.4
Micron Technology, Inc.	2,033	199,132	13.1

		205,422

Software
Confluent, Inc., Class A	2,505	77,254	5.1

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock U.S. Insights Long/Short Equity Fund

	Shares	Value	% of Basket Value

Software (continued)
Gitlab, Inc., Class A	904	$57,630	3.8%
Oracle Corp.	1,130	208,869	13.8

		343,753

Specialty Retail
Home Depot, Inc. (The)	282	121,015	8.0

Trading Companies & Distributors
United Rentals, Inc.	9	7,794	0.5

Total Reference Entity — Long		4,576,193

Reference Entity — Short

Common Stocks

Automobile Components
Magna International, Inc.	1,291	(58,276)	(3.8)

Banks
Fifth Third Bancorp	406	(19,512)	(1.3)
Truist Financial Corp.	2,414	(115,100)	(7.6)

		(134,612)

Biotechnology
Exact Sciences Corp.	175	(10,864)	(0.7)

Capital Markets
Ares Management Corp., Class A	638	(112,754)	(7.5)
Goldman Sachs Group, Inc. (The)	105	(63,900)	(4.2)

		(176,654)

Commercial Services & Supplies
GFL Environmental, Inc.	1,025	(48,277)	(3.2)

Diversified Telecommunication Services
AT&T Inc.	5,499	(127,357)	(8.4)

Electric Utilities
Southern Co. (The)	1,464	(130,486)	(8.6)

Electrical Equipment
Emerson Electric Co.	471	(62,455)	(4.1)

Electronic Equipment, Instruments & Components
CDW Corp.	122	(21,463)	(1.4)

Energy Equipment & Services
Schlumberger NV	1,889	(83,003)	(5.5)

Food Products
J M Smucker Co. (The)	926	(109,073)	(7.2)
The Campbell’s Co.	45	(2,079)	(0.1)

		(111,152)

Ground Transportation
Canadian National Railway Co.	987	(110,238)	(7.3)
Norfolk Southern Corp.	430	(118,615)	(7.8)

		(228,853)

Health Care Equipment & Supplies
DENTSPLY SIRONA, Inc.	986	(19,375)	(1.3)
Envista Holdings Corp.	4,192	(93,440)	(6.1)

		(112,815)

	Shares	Value	% of Basket Value

Health Care Providers & Services
Centene Corp.	977	$(58,620)	(3.9)%
Henry Schein, Inc.	351	(27,044)	(1.8)
Universal Health Services, Inc., Class B	320	(65,600)	(4.3)

		(151,264)

Health Care Technology
Veeva Systems, Inc., Class A	56	(12,760)	(0.8)

Hotels, Restaurants & Leisure
Domino’s Pizza, Inc.	194	(92,381)	(6.1)

IT Services
International Business Machines Corp.	923	(209,899)	(13.9)

Machinery
RBC Bearings, Inc.	302	(101,203)	(6.7)

Media
Trade Desk, Inc. (The), Class A	65	(8,356)	(0.6)

Oil, Gas & Consumable Fuels
Coterra Energy, Inc.	893	(23,861)	(1.6)
Diamondback Energy, Inc.	671	(119,163)	(7.8)
Enbridge, Inc.	5,489	(238,113)	(15.7)
Expand Energy Corp.	1,595	(157,841)	(10.4)
Exxon Mobil Corp.	124	(14,627)	(1.0)
Murphy Oil Corp.	233	(7,566)	(0.5)
PBF Energy, Inc., Class A	1,888	(59,453)	(3.9)
Range Resources Corp.	2,911	(104,039)	(6.9)

		(724,663)

Pharmaceuticals
Organon & Co.	3,157	(50,101)	(3.3)
Viatris, Inc.	4,485	(58,709)	(3.9)

		(108,810)

Professional Services
Paycom Software, Inc.	186	(43,137)	(2.8)

Real Estate Management & Development
CBRE Group, Inc., Class A	292	(40,877)	(2.7)

Semiconductors & Semiconductor Equipment
ON Semiconductor Corp.	829	(58,958)	(3.9)

Software
Asana, Inc., Class A	4,915	(75,249)	(5.0)
Procore Technologies, Inc.	870	(70,644)	(4.7)
PTC, Inc.	269	(53,816)	(3.5)

		(199,709)

Textiles, Apparel & Luxury Goods
Lululemon Athletica, Inc.	7	(2,245)	(0.1)

Total Reference Entity — Short		(3,060,529)

Net Value of Reference Entity — Merrill Lynch International		$ 1,515,664

12	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock U.S. Insights Long/Short Equity Fund

Balances Reported in the Statement of Assets and Liabilities for OTC Swaps

	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swaps	$—	$—	$—	$(184,110)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$26,801	$—	$—	$—	$26,801

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$17	$—	$—	$—	$17
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	—	—	184,110	—	—	—	184,110

	$—	$—	$184,127	$—	$—	$—	$184,127

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended November 30, 2024, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$94,977	$—	$—	$—	$94,977
Swaps	—	—	(732,114)	—	—	—	(732,114)

	$—	$—	$(637,137)	$—	$—	$—	$(637,137)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(4,640)	$—	$—	$—	$(4,640)
Swaps	—	—	(81,542)	—	—	—	(81,542)

	$—	$—	$(86,182)	$—	$—	$—	$(86,182)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$1,513,163
Average notional value of contracts — short	$22,557
Total return swaps
Average notional amount	$4,283,829

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock U.S. Insights Long/Short Equity Fund

Derivative Financial Instruments – Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$4,322	$—
Swaps — OTC(a)	—	184,110

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$4,322	$184,110

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(4,322)	—

Total derivative assets and liabilities subject to an MNA	$—	$184,110

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statement of Assets and Liabilities.

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)
Barclays Bank PLC	$28,549	$—	$—	$—	$28,549
Goldman Sachs Bank USA	43,585	—	—	—	43,585
HSBC Bank PLC	68,459	—	—	—	68,459
Merrill Lynch International	43,517	—	—	(43,517)	—

	$184,110	$—	$—	$(43,517)	$140,593

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$99,365	$—	$—	$99,365

Short-Term Securities
Money Market Funds	23,278	—	—	23,278
U.S. Treasury Obligations	—	11,399,300	—	11,399,300

	$122,643	$11,399,300	$—	$11,521,943

Derivative Financial Instruments(a)
Assets
Equity Contracts	$26,801	$—	$—	$26,801
Liabilities
Equity Contracts	(17)	(184,110)	—	(184,127)

	$26,784	$(184,110)	$—	$(157,326)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

14	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statement of Assets and Liabilities (unaudited)

November 30, 2024

BlackRock U.S. Insights Long/Short Equity Fund

ASSETS
Investments, at value — unaffiliated(a)(b)	$11,498,665
Investments, at value — affiliated(c)	23,278
Cash	435,074
Cash pledged:
Collateral — OTC derivatives	445,707
Futures contracts	50,000
Receivables:
Investments sold	3,744
Securities lending income — affiliated	2
Swaps	818,649
From the Administrator	2,670
Variation margin on futures contracts	4,322
Prepaid expenses	25,220

Total assets	13,307,331

LIABILITIES
Collateral on securities loaned	23,280
Payables:
Swaps	1,177,646
Directors’ and Officer’s fees	1,323
Other accrued expenses	41,332
Professional fees	24,458
Service and distribution fees	64
Unrealized depreciation on OTC swaps	184,110

Total liabilities	1,452,213

Commitments and contingent liabilities

NET ASSETS	$11,855,118

NET ASSETS CONSIST OF:
Paid-in capital	$12,363,589
Accumulated loss	(508,471)

NET ASSETS	$11,855,118

(a) Investments, at cost — unaffiliated	$11,504,637
(b) Securities loaned, at value	$22,928
(c) Investments, at cost — affiliated	$23,280

S T A T E M E N T O F A S S E T S A N D L I A B I L I T I E S	15

Statement of Assets and Liabilities (unaudited) (continued)

November 30, 2024

BlackRock U.S. Insights Long/Short Equity Fund

NET ASSET VALUE

Institutional
Net assets	$116,551

Shares outstanding	12,206

Net asset value	$9.55

Shares authorized	Unlimited

Par value	$0.001

Investor A
Net assets	$310,767

Shares outstanding	32,597

Net asset value	$9.53

Shares authorized	Unlimited

Par value	$0.001

Class K
Net assets	$11,427,800

Shares outstanding	1,196,339

Net asset value	$9.55

Shares authorized	Unlimited

Par value	$0.001

See notes to financial statements.

16	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statement of Operations (unaudited)

Six Months Ended November 30, 2024

BlackRock U.S. Insights Long/Short Equity Fund

INVESTMENT INCOME
Interest — unaffiliated	$308,418
Securities lending income — affiliated — net	5

Total investment income	308,423

EXPENSES
Investment advisory	83,855
Professional	27,906
Registration	24,168
Accounting services	18,636
Printing and postage	12,967
Trustees and Officer	3,256
Administration	2,621
Administration — class specific	1,233
Custodian	696
Service and distribution — class specific	494
Transfer agent — class specific	259
Miscellaneous	4,227

Total expenses excluding interest expense	180,318
Interest expense	31

Total expenses	180,349

Less:
Administration fees waived	(1,187)
Administration fees waived by the Manager — class specific	(1,211)
Fees waived and/or reimbursed by the Manager	(80,789)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(165)

Total expenses after fees waived and/or reimbursed	96,997

Net investment income	211,426

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	9,419
Futures contracts	94,977
Swaps	(732,114)

$(627,718)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(17,742)
Investments — affiliated	(2)
Futures contracts	(4,640)
Foreign currency translations	22
Swaps	(81,542)

(103,904)

Net realized and unrealized loss	(731,622)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(520,196)

See notes to financial statements.

S T A T E M E N T O F O P E R A T I O N S	17

Statements of Changes in Net Assets

	BlackRock U.S. Insights Long/Short Equity Fund
	Six Months Ended 11/30/24 (unaudited)	Period from 06/13/23(a) to 05/31/24

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$211,426	$382,301
Net realized gain (loss)	(627,718)	1,864,418
Net change in unrealized appreciation (depreciation)	(103,904)	(59,417)

Net increase (decrease) in net assets resulting from operations	(520,196)	2,187,302

DISTRIBUTIONS TO SHAREHOLDERS(b)
Institutional	(12,993)	(9,320)
Investor A	(44,582)	(13,901)
Class K	(1,274,478)	(915,213)

Decrease in net assets resulting from distributions to shareholders	(1,332,053)	(938,434)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,264,065	11,194,434

NET ASSETS
Total increase (decrease) in net assets	(588,184)	12,443,302
Beginning of period	12,443,302	—

End of period	$11,855,118	$12,443,302

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

18	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock U.S. Insights Long/Short Equity Fund

	Institutional
	Six Months Ended 11/30/24 (unaudited)		Period from 06/13/23 to 05/31/24	(a)

Net asset value, beginning of period	$11.15		$10.00

Net investment income(b)	0.17		0.36
Net realized and unrealized gain (loss)	(0.58)		1.72

Net increase (decrease) from investment operations	(0.41)		2.08

Distributions(c)
From net investment income	(0.94)		(0.93)
From net realized gain	(0.25)		—

Total distributions	(1.19)		(0.93)

Net asset value, end of period	$9.55		$11.15

Total Return(d)
Based on net asset value	(4.23	)%(e)	21.71	%(e)

Ratios to Average Net Assets(f)
Total expenses	3.03	%(g)	4.85	%(g)(h)(i)

Total expenses after fees waived and/or reimbursed	1.61	%(g)	1.55	%(g)(h)(i)

Net investment income	3.39	%(g)	3.47	%(g)

Supplemental Data
Net assets, end of period (000)	$117		$122

Portfolio turnover rate(j)	69%		—%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)

Includes non-recurring expenses of offering and organization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 2.93% and 1.14%, respectively.

(i)

Audit, printing, offering, and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 4.94% and 1.59%, respectively.

(j)	Excludes underlying investments in total return swaps.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	19

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock U.S. Insights Long/Short Equity Fund (continued)

	Investor A
	Six Months Ended 11/30/24 (unaudited)		Period from 06/13/23 to 05/31/24	(a)

Net asset value, beginning of period	$11.13		$10.00

Net investment income(b)	0.16		0.34
Net realized and unrealized gain (loss)	(0.58)		1.71

Net increase (decrease) from investment operations	(0.42)		2.05

Distributions(c)
From net investment income	(0.93)		(0.92)
From net realized gain	(0.25)		—

Total distributions	(1.18)		(0.92)

Net asset value, end of period	$9.53		$11.13

Total Return(d)
Based on net asset value	(4.34	)%(e)	21.37	%(e)

Ratios to Average Net Assets(f)
Total expenses	3.22	%(g)	4.90	%(g)(h)(i)

Total expenses after fees waived and/or reimbursed	1.86	%(g)	1.80	%(g)(h)(i)

Net investment income	3.16	%(g)	3.24	%(g)

Supplemental Data
Net assets, end of period (000)	$311		$396

Portfolio turnover rate(j)	69%		—%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)

Includes non-recurring expenses of offering and organization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 3.14% and 1.54%, respectively.

(i)

Audit, printing, offering, and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 4.99% and 1.83%, respectively.

(j)	Excludes underlying investments in total return swaps.

See notes to financial statements.

20	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock U.S. Insights Long/Short Equity Fund (continued)

	Class K
	Six Months Ended 11/30/24 (unaudited)		Period from 06/13/23 to 05/31/24	(a)

Net asset value, beginning of period	$11.15		$10.00

Net investment income(b)	0.17		0.36
Net realized and unrealized gain (loss)	(0.58)		1.72

Net increase (decrease) from investment operations	(0.41)		2.08

Distributions(c)
From net investment income	(0.94)		(0.93)
From net realized gain	(0.25)		—

Total distributions	(1.19)		(0.93)

Net asset value, end of period	$9.55		$11.15

Total Return(d)
Based on net asset value	(4.23	)%(e)	21.73	%(e)

Ratios to Average Net Assets(f)
Total expenses	2.91	%(g)	4.75	%(g)(h)(i)

Total expenses after fees waived and/or reimbursed	1.56	%(g)	1.52	%(g)(h)(i)

Net investment income	3.44	%(g)	3.50	%(g)

Supplemental Data
Net assets, end of period (000)	$11,428		$11,925

Portfolio turnover rate(j)	69%		—%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)

Includes non-recurring expenses of offering and organization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 2.84% and 1.12%, respectively.

(i)

Audit, printing, offering, and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 4.84% and 1.56%, respectively.

(j)	Excludes underlying investments in total return swaps.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	21

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. BlackRock U.S. Insights Long/Short Equity Fund (the “Fund”) is a series of the Trust. The Fund is classified as non-diversified.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional and Class K Shares	No	No		None
Investor A Shares	Yes	No	(a)	None
(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Fund has an arrangement with its custodian whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the Statement of Operations.

22	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Fund (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

•

Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

•

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	23

Notes to Financial Statements (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Fund’s securities on loan by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received	(a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount
Goldman Sachs & Co. LLC	$22,928	$(22,928)		$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the

24	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited) (continued)

difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.

•

Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.

Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default

N O T E S T O F I N A N C I A L S T A T E M E N T S	25

Notes to Financial Statements (unaudited) (continued)

or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:

Average Daily Net Assets	Investment Advisory Fees
First $1 billion	1.36%
$1 billion - $3 billion	1.28
$3 billion - $5 billion	1.22
$5 billion - $10 billion	1.18
Greater than $10 billion	1.15

The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.

Service and Distribution Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

Share Class	Service Fees	Distribution Fees
Investor A	0.25%	N/A

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended November 30, 2024, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

Investor A
Service and distribution — class specific	$494

Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below:

Average Daily Net Assets	Administration Fees
First $500 million	0.0425%
$500 million - $1 billion	0.0400
$1 billion - $2 billion	0.0375
$2 billion - $4 billion	0.0350
$4 billion - $13 billion	0.0325
Greater than $13 billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the six months ended November 30, 2024, the Fund paid the following to the Manager in return for these services, which are included in administration — class specific in the Statement of Operations:

	Institutional	Investor A	Class K	Total
Administration — class specific	$12	$40	$1,181	$1,233

26	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited) (continued)

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended November 30, 2024, the Fund did not pay any amounts to affiliates in return for these services.

For the six months ended November 30, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:

	Institutional	Investor A	Class K	Total
Transfer agent — class specific	$70	$145	$44	$259

Expense Limitations, Waivers, Reimbursements, and Recoupments: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended November 30, 2024, the amount waived was $77,568.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds, and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended November 30, 2024, there were no fees waived by the Manager pursuant to this arrangement.

The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Institutional	Investor A	Investor C
1.61%	1.86%	1.56%

The Manager has agreed not to reduce or discontinue these contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended November 30, 2024, the Manager waived and/or reimbursed investment advisory fees of $3,221, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.

The Fund also had a waiver of administration fees, which are included in Administration fees waived in the Statement of Operations. For the six months ended November 30, 2024, the amount was $1,187.

In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statement of Operations. For the six months ended November 30, 2024, class specific expense waivers and/or reimbursements were as follows:

	Institutional	Investor A	Class K	Total
Administration fees waived by the Manager — class specific	$12	$18	$1,181	$1,211
Transfer agent fees waived and/or reimbursed by the Manager — class specific	40	81	44	165

With respect to the contractual expense limitation, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:

(1)	the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and

(2)	the Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.

This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective June 14, 2030, the repayment arrangement between the Fund and the Manager pursuant to which the Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated.

N O T E S T O F I N A N C I A L S T A T E M E N T S	27

Notes to Financial Statements (unaudited) (continued)

As of November 30, 2024, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement were as follows:

	Expiring May 31,
Fund Level/Share Class	2026	2027
Fund Level	$207,693	$81,976
Institutional	95	52
Investor A	96	99
Class K	2,223	1,225

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral, (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended November 30, 2024, the Fund paid BIM $1 for securities lending agent services.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended November 30, 2024, the Fund did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are trustees and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.

7.	PURCHASES AND SALES

For the six months ended November 30, 2024, purchases and sales of investments, excluding short-term securities, were $121,032 and $56,603, respectively.

8.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

28	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited) (continued)

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of November 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund’s NAV.

As of November 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

U.S. Insights Long/Short Equity	$11,527,917	$35,336	$(198,636)	$(163,300)

9.	BANK BORROWINGS

The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended November 30, 2024, the Fund did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.

Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

N O T E S T O F I N A N C I A L S T A T E M E N T S	29

Notes to Financial Statements (unaudited) (continued)

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with the fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.

The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 11/30/24		Period from 06/13/23(a) to 05/31/24

Share Class	Shares	Amount	Shares	Amount

Institutional
Shares sold	—	$—	10,000	$100,000
Shares issued in reinvestment of distributions	1,290	12,993	916	9,320

	1,290	$12,993	10,916	$109,320

Investor A
Shares sold and automatic conversion of shares	3,738	$39,723	34,230	$356,000
Shares issued in reinvestment of distributions	4,427	44,582	1,366	13,901
Shares redeemed	(11,164)	(107,711)	—	—

	(2,999)	$(23,406)	35,596	$369,901

Class K
Shares sold	—	$—	980,000	$9,800,000
Shares issued in reinvestment of distributions	126,436	1,274,478	89,903	915,213

	126,436	$1,274,478	1,069,903	$10,715,213

	124,727	$1,264,065	1,116,415	$11,194,434

(a)	Commencement of operations.

As of November 30, 2024, shares owned by BlackRock Financial Management, Inc., an affiliate of the Fund, were as follows:

Share Class
Institutional	12,206
Investor A	12,183
Class K	1,196,339

30	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited) (continued)

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	31

Additional Information

Changes in and Disagreements with Accountants

Not applicable.

Proxy Results

Not applicable.

Remuneration Paid to Trustees, Officers, and Others

Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Fund.

General Information

Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1. Access the BlackRock website at blackrock.com

2. Select “Access Your Account”

3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

32	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Additional Information  (continued)

Fund and Service Providers

Investment Adviser and Administrator	Distributor
BlackRock Advisors, LLC	BlackRock Investments, LLC
Wilmington, DE 19809	New York, NY 10001
Sub-Adviser	Independent Registered Public Accounting Firm
BlackRock International Limited	Deloitte & Touche LLP
Edinburgh, EH3 8BL	Boston, MA 02110
United Kingdom
Legal Counsel
Accounting Agent and Transfer Agent	Sidley Austin LLP
BNY Mellon Investment Servicing (US) Inc.	New York, NY 10019
Wilmington, DE 19809
Address of the Trust
Custodian	100 Bellevue Parkway
The Bank of New York Mellon	Wilmington, DE 19809
New York, NY 10286

A D D I T I O N A L I N F O R M A T I O N	33

Glossary of Terms Used in this Report

Currency Abbreviation

USD	United States Dollar

Portfolio Abbreviation

NVS	Non-Voting Shares

OTC	Over-the-Counter

34	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

THIS PAGE INTENTIONALLY LEFT BLANK.

Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock FundsSM

By:	/s/John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: January 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: January 21, 2025

By:	/s/Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock FundsSM

Date: January 21, 2025